             As filed with the Securities and Exchange Commission on May 1, 1997

                                                 Securities Act File No. 33-8398
                                        Investment Company Act File No. 811-4824


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.____                                            [ ]

Post-Effective Amendment No. 22  and/or                                    [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


Amendment No. 23


                                 THE KENT FUNDS
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    ----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                ((614) 470-8000)

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                  1345 Chestnut Street, Philadelphia, PA 19107

                  --------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
---

     on (date) pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---

---  on (date) pursuant to paragraph (a)(1)


     75 days after filing pursuant to paragraph (a)(2)
---


---  on (date) pursuant to paragraph (a)(2) of rule 485.


The Registrant has filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on February 28, 1997.

                                 THE KENT FUNDS
                              CROSS REFERENCE SHEET


Pursuant to 495(a) under the Securities Act of 1933.

Items in
Part A of
Form N-1A                                               Prospectus Caption
---------                                               ------------------
Item 1.               Cover Page                        Cover Page

Item 2.               Synopsis                          Highlights
                                                        Financial Information

Item 3.               Condensed Financial               Financial Information
                      Information

Item 4.               General Description of            Cover Page
                      Registrant                        Fund Choices
                                                        Structure and Management
                                                        of the Funds

Item 5.               Management of the Fund            Structure and Management
                                                        of the Funds
                                                        Expense Information

Item 5A.              Management's Discussion of        The Trust
                      Fund Performance

Item 6.               Capital Stock and Other           Structure and Management
                      Securities                        of the Funds
                                                        Dividends, Distributions
                                                        and Taxes
                                                        Additional Information

Item 7.               Purchase of Securities            Purchase of Shares
                      Being Offered                     Expense Information

Item 8.               Redemption or Repurchase          Redemptions (Sales) of
                                                        Shares

Item 9.               Pending Legal Proceedings         Not applicable


                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.

                                  PROSPECTUS
                       INSTITUTIONAL/INVESTMENT SHARES

                                  May 1, 1997

                           The Kent Money Market Fund

                     The Kent Government Money Market Fund

                 The Kent Michigan Municipal Money Market Fund

                         [LOGO - MONEY MARKET FUNDS]

                                 THE KENT FUNDS

                                   Prospectus
                               Dated May 1, 1997

   THIS PROSPECTUS RELATES TO THE FOLLOWING MONEY MARKET FUNDS (THE "FUNDS"):

THE KENT MONEY MARKET FUND seeks current income while preserving capital and maintaining liquidity.

THE KENT GOVERNMENT MONEY MARKET FUND seeks current income from short-term United States Government securities while preserving capital and maintaining liquidity.


THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND seeks current income, exempt from Federal and Michigan state personal income taxes, while preserving capital and maintaining liquidity.



This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1997 with the Securities and Exchange Commission, which, as supplemented from time to time, is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.



SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FUNDS' INVESTMENT ADVISER OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. WHILE EACH FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. OLD KENT BANK RECEIVES FEES FROM THE FUNDS FOR ADVISORY AND CERTAIN OTHER SERVICES.


THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER. AS A RESULT, AN INVESTMENT IN THE FUND MAY ENTAIL MORE RISKS THAN AN INVESTMENT IN ANOTHER TYPE OF MONEY MARKET FUND.

                                 THE KENT FUNDS
                                P.O. Box 182201
                           Columbus, Ohio 43218-2201

                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                             1-800-633-KENT (5368)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

HIGHLIGHTS
What are the key facts regarding the Funds?....................................3

FINANCIAL INFORMATION
What are the Funds' fees and expenses?.........................................5


FINANCIAL HIGHLIGHTS...........................................................6


FUND CHOICES
What Funds are offered?.......................................................10
What instruments do the Funds invest in?......................................11
What are the risks of investing in the Funds?.................................15

PERFORMANCE

How is the Funds' performance calculated?.....................................16


Where can I obtain performance data?..........................................16


EXPENSE INFORMATION

What are the Funds' expenses?.................................................17


PURCHASES OF SHARES

Who may want to invest in the Funds?..........................................18


When can I purchase shares?...................................................18


What is the minimum required investment?......................................18


How can I purchase shares?....................................................18


What price do I pay for shares?...............................................21


REDEMPTIONS (SALES) OF SHARES

When can I redeem shares?.....................................................22


How can I redeem shares?......................................................22


What price do I receive for shares?...........................................23


When will I receive redemption money?.........................................23


STRUCTURE AND MANAGEMENT OF THE FUNDS

How are the Funds structured?.................................................24


Who manages and services the Funds?...........................................24


What are my rights as a Fund shareholder?.....................................25


DIVIDENDS, DISTRIBUTIONS AND TAXES

When will I receive distributions from the Funds?.............................26


How will distributions be made?...............................................26


What are the tax implications of my investments in the Funds?.................26


ADDITIONAL INFORMATION

Where do I get additional information about my account and the Funds?.........28

                                   HIGHLIGHTS

   -------------------------------------------------------------------------
                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are The Kent Funds?

A: The Kent Funds (the "Trust") is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund. See "Fund Choices -- What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT (5368).

Q: Who advises the Funds?


A: The Funds are managed by Old Kent Bank ("Old Kent"), an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. See "Structure and Management of the Funds -- Who Manages and Services the Funds?"


Q: What advantages do the Funds offer?

A: The Funds offer investors the opportunity to invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of fourteen mutual funds should your investment goals change.

Q: How does someone buy and redeem shares?

A: The Funds are distributed by BISYS Fund Services ("BISYS" or the "Distributor") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with the Distributor, or by completing an application and mailing it directly to the Trust with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institu-tional Shares purchasers should call the Trust toll-free at 1-800-633-KENT
(5368) for instructions on how to open an account. See "Purchases of Shares." For information on how to redeem your shares, see "Redemptions (Sales) of Shares."

Q: When are dividends paid?

A: Dividends of each Fund's net investment income are declared daily and paid monthly. Net realized capital gains of the Funds are distributed at least annually. See "Dividends, Distributions and Taxes."

Q: What shareholder privileges are offered by the Trust?

A: Investors may exchange shares of a Fund having a value of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares -- How Can I Purchase Shares?"

Q: What are the potential risks presented by the Funds' investment practices?

A: Investing in the Funds involves the risks common to any investment in securities. Although each Fund seeks to maintain a stable net asset value per share of $1.00, there is no assurance that it will be able to do so. The Michigan Municipal Money Market Fund's performance is closely tied to the economic and political conditions in the State of Michigan. For a complete description of the risks associated with each Fund, see "Fund Choices -- What Funds are Offered?" and "-- What are the Risks of Investing in the Funds?"

                             FINANCIAL INFORMATION

  ----------------------------------------------------------------------------
                     WHAT ARE THE FUNDS' FEES AND EXPENSES?

                                   FEE TABLE


The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" for more information regarding such costs and expenses.



                                                      GOVERNMENT MONEY       MICHIGAN
                                       MONEY MARKET     MARKET FUND      MUNICIPAL MONEY
                                           FUND                            MARKET FUND
                                     ----------------------------------------------------
                                     Invest- Institu-  Invest- Institu-  Invest-  Institu-
                                       ment   tional   ment    tional     ment     tional
                                      Shares  Shares  Shares   Shares    Shares    Shares
-------------------------------------------------------------------------------------------
                                        -       -        -        -        -         -
 ANNUAL FUND OPERATING EXPENSES
 (as a % of average net assets)(1)
-------------------------------------------------------------------------------------------
 Management Fees                      0.40%   0.40%    0.40%    0.40%    0.40%     0.40%
-------------------------------------------------------------------------------------------
 12b-1 Fees(2)                         None    None    None     None      None      None
-------------------------------------------------------------------------------------------
 Other Expenses                       0.12%   0.12%    0.20%    0.20%    0.14%     0.14%
 (after fee waivers)(3)
-------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES        0.52%   0.52%    0.60%    0.60%    0.54%     0.54%
 (after fee waivers)(3)
                                        -       -        -        -        -         -



(1) The expense ratios for the Money Market Fund and the Michigan Municipal Money Market Fund are based on amounts incurred for the fiscal year ended December 31, 1996. The expense ratios for the Government Money Market Fund are estimates for the Fund's fiscal year ending December 31, 1997, after giving effect to waivers of expenses by the Fund's administrator. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.


(2) Although each Fund is authorized to pay 12b-1 fees of up to 0.25% (on an annualized basis) in connection with the sale of Investment Shares, none of the Funds currently intends to pay such fees.


(3) Before waivers, Other Expenses and Total Fund Operating Expenses for the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund would be 0.22% and 0.62%, 0.30% and 0.70%, and 0.24% and 0.64%,
respectively, for both the Investment Shares and the Institutional Shares of each Fund.


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(i) 5% annual return and (ii) redemption at the end of each period:


                                                      GOVERNMENT MONEY       MICHIGAN
                                       MONEY MARKET     MARKET FUND      MUNICIPAL MONEY
                                           FUND                            MARKET FUND
                                     ----------------------------------------------------
                                     Invest- Institu-  Invest- Institu-  Invest-  Institu-
                                       ment   tional   ment    tional     ment     tional
                                      Shares  Shares  Shares   Shares    Shares    Shares
-------------------------------------------------------------------------------------------
 One Year                               $5      $5      $6       $6        $6        $6
-------------------------------------------------------------------------------------------
 Three Years                           $17     $17      $19      $19      $17       $17
-------------------------------------------------------------------------------------------
 Five Years                            $29     $29      $33      $33      $30       $30
-------------------------------------------------------------------------------------------
 Ten Years                             $65     $65      $75      $75      $68       $68
                                        -       -        -        -        -         -


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the SAI, which can be obtained without charge by calling 1-800-633-KENT (5368). These tables should be read in conjunction with the Funds' financial statements and the related notes.


                               MONEY MARKET FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------------
                                                                 Year ended December 31,
                                                 ----------------------------------------------------------
                                                 1996       1995       1994       1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00      $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.05       0.05       0.04       0.03          --
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations:               0.05       0.05       0.04       0.03          --
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                            (0.05)     (0.05)     (0.04)     (0.03)         --
-----------------------------------------------------------------------------------------------------------
  Total Distributions:                           (0.05)     (0.05)     (0.04)     (0.03)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          --         --         --         --          --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $1.00      $1.00      $1.00      $1.00       $1.00
===========================================================================================================
TOTAL RETURN                                      5.06%      5.56%      3.71%      2.67%       0.27%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                 $804      $1,227      $369       $593         $11
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                          4.94%      5.41%      3.58%      2.63%       3.30%*
  Net investment income (loss) excluding
    reimbursement/waiver                          4.84%      5.33%      3.53%     (1.24)%      3.25%*
  Operating expenses including
    reimbursement/waiver                          0.52%      0.55%      0.63%      0.63%       0.63%*
  Operating expenses excluding
    reimbursement/waiver                          0.62%      0.62%      0.68%      4.49%       0.68%*
-----------------------------------------------------------------------------------------------------------


*  Annualized.

** Not Annualized.


(1) The Investment Class date of initial public investment was December 9, 1992.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                        ---------------------------------------------------------------------------
                                          1996       1995       1994       1993       1992      1991    1990(1)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $1.00      $1.00      $1.00      $1.00      $1.00    $1.00    $1.00
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                       0.05       0.05       0.04       0.03       0.03     0.06     0.01
------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations:          0.05       0.05       0.04       0.03       0.03     0.06     0.01
------------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                      (0.05)     (0.05)     (0.04)     (0.03)     (0.03)   (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------
 Total Distributions:                      (0.05)     (0.05)     (0.04)     (0.03)     (0.03)   (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 value                                        --         --         --         --         --       --       --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $1.00      $1.00      $1.00      $1.00      $1.00    $1.00    $1.00
==================================================================================================================
TOTAL RETURN                                5.06%      5.58%      3.75%      2.68%      3.40%    5.65%    0.60% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)       $483,919   $424,815   $323,539   $359,624   $220,508      $28      $23
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                     4.95%      5.45%      3.65%      2.65%      3.23%    5.53%    7.27% *
 Net investment income excluding
   reimbursement/waiver                     4.85%      5.37%      3.59%      2.57%      2.92%    5.21%    6.84% *
 Operating expenses including
   reimbursement/waiver                     0.52%      0.55%      0.60%      0.60%      0.60%    0.60%    0.60% *
 Operating expenses excluding
   reimbursement/waiver                     0.62%      0.63%      0.65%      0.68%      0.91%    0.92%    1.02% *
------------------------------------------------------------------------------------------------------------------


*  Annualized.
** Not Annualized.

(1) The Institutional Class commenced operations on December 3, 1990.

                      MICHIGAN MUNICIPAL MONEY MARKET FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                            INVESTMENT SHARES
----------------------------------------------------------------------------------------------------------------
                                                                         Year ended December 31,
                                                          ------------------------------------------------------
                                                           1996       1995       1994       1993      1992(1)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00     $1.00
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                       0.03       0.03       0.02       0.02       ***
----------------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                          0.03       0.03       0.02       0.02        --
----------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                                      (0.03)     (0.03)     (0.02)     (0.02)       --
----------------------------------------------------------------------------------------------------------------
 Total Distributions:                                      (0.03)     (0.03)     (0.02)     (0.02)       --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    --         --         --         --        --
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00
================================================================================================================
TOTAL RETURN                                                3.11%      3.48%      2.38%      1.98%     0.03% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                           $782     $1,603       $379       $149      ****
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                                     3.06%      3.48%      2.47%      2.01%     2.92% *
 Net investment income (loss) excluding
   reimbursement/waiver                                     2.96%      3.39%      2.37%     (1.13)%    2.92% *
 Operating expenses including
   reimbursement/waiver                                     0.54%      0.54%      0.63%      0.63%     0.00% *
 Operating expenses excluding
   reimbursement/waiver                                     0.64%      0.62%      0.73%      3.77%     0.00% *
----------------------------------------------------------------------------------------------------------------



*   Annualized.
**  Not Annualized.
***  Amount is less than $0.005.
**** Amount is less than $1,000.
(1) The Investment Class date of initial public investment was December 15, 1992.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                                           Year ended December 31,
                                   -----------------------------------------------------------------------
                                     1996        1995        1994        1993       1992      1991(1)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00       $1.00       $1.00       $1.00      $1.00     $1.00
----------------------------------------------------------------------------------------------------------
Income from Investment
  Operations:
Net investment income                  0.03        0.03        0.02        0.02       0.03      0.02
----------------------------------------------------------------------------------------------------------
  Total from Investment
    Operations:                        0.03        0.03        0.02        0.02       0.03      0.02
----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                 (0.03)      (0.03)      (0.02)      (0.02)     (0.03)    (0.02)
----------------------------------------------------------------------------------------------------------
  Total Distributions:                (0.03)      (0.03)      (0.02)      (0.02)     (0.03)    (0.02)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value
                                         --          --          --          --         --        --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $1.00       $1.00       $1.00       $1.00      $1.00     $1.00
===========================================================================================================
TOTAL RETURN                           3.11%       3.50%       2.40%       2.00%      2.63%     2.37%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period
 (000's)                           $155,424    $145,215    $128,164    $183,366    $72,906   $49,618
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                3.06%       3.45%       2.33%       1.96%      2.56%     4.03%*
 Net investment income excluding
   reimbursement/waiver                2.96%       3.36%       2.23%       1.87%      2.29%     3.93%*
 Operating expenses including
   reimbursement/waiver                0.54%       0.56%       0.60%       0.60%      0.60%     0.60%*
 Operating expenses excluding
   reimbursement/waiver                0.64%       0.65%       0.70%       0.69%      0.86%     0.77%*
---------------------------------------------------------------------------------------------------------



*   Annualized.
**  Not Annualized.
(1) The Institutional Class commenced operations on June 3, 1991.

                                  FUND CHOICES

  ----------------------------------------------------------------------------
                            WHAT FUNDS ARE OFFERED?


The Trust currently offers the three money market funds described below. Money market funds typically seek to maintain a stable net asset value of $1.00 per share, although there is no guarantee that their net asset value will not vary. Each Fund's investment objective is considered "fundamental" and may not be changed by a Fund without the approval of its shareholders.


                               MONEY MARKET FUND

OBJECTIVE: The Fund seeks current income from short-term securities while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENTS: The Fund invests in a broad range of government, bank and commercial obligations. These instruments primarily include obligations of banks having total assets in excess of $1 billion at the time of purchase and commercial paper that matures in 13 months or less. The Fund may also invest in short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                          GOVERNMENT MONEY MARKET FUND

OBJECTIVE: The Fund seeks current income from short-term United States Government securities while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund intends to invests at least 65% of its total assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such securities.


                      MICHIGAN MUNICIPAL MONEY MARKET FUND

OBJECTIVE: The Fund seeks current income, exempt from Federal and State of Michigan personal income taxes, from short-term securities while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENTS: At least 80% of the Fund's net assets will be invested in federally tax-exempt obligations ("Municipal Obligations") except during periods of unusual market conditions. This policy is a fundamental policy, which means it cannot be changed without shareholder approval. Municipal Obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer of such obligations, exempt from Federal income taxes. Under normal conditions, the Fund intends to invest at least 65% of its total assets in municipal obligations issued by the State of Michigan or its political subdivisions, authorities or corporations ("Michigan Municipal Obligations").


From time to time on a temporary defensive basis due to market conditions, the Fund may hold uninvested cash reserves or invest in short-term taxable money market obligations that are permissible investments for the Money Market Fund and the Government Money Market Fund (except guaranteed investment contracts and custodial receipts), in such proportions as, in the opinion of Old Kent, prevailing market or economic conditions warrant. Taxable obligations acquired by the Fund will not exceed 20% of the Fund's net assets at the time of purchase under normal market conditions.

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                    WHAT INSTRUMENTS DO THE FUNDS INVEST IN?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.


The Funds will only purchase U.S. dollar-denominated "ELIGIBLE SECURITIES" (as defined by the Securities and Exchange Commission), which are securities that either (i) have short-term debt ratings when purchased in the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) are comparable in priority and security to another security issued by an issuer which has such ratings, or (iii) are unrated, but are deemed by Old Kent to be of comparable quality pursuant to guidelines approved by the Board of Trustees. Appendix A to the SAI contains a description of NRSRO ratings. The dollar-weighted average maturity of each Fund's portfolio will not exceed 90 days and with certain exceptions, the Funds will not purchase any securities which mature in more than 397 days from the date of purchase. All securities purchased by the Funds will be determined by Old Kent, under guidelines established by the Board of Trustees, to present minimal credit risks.


Each Fund intends to typically invest its assets in DEBT SECURITIES. Debt securities are issued in exchange for money borrowed. Debt securities, other than securities known as zero coupon bonds, pay interest at set times, at either a fixed (set) rate or a variable (changing) rate. Debt securities purchased by the Funds may include corporate debt obligations, commercial paper, U.S. Government securities, stripped securities, zero coupon obligations, variable and floating rate securities, mortgage-backed securities and asset-backed securities.

COMMERCIAL PAPER issues include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("SECTION 4(2) PAPER").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

Each Fund may invest in U.S. GOVERNMENT SECURITIES, which are obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

The Funds may also purchase "STRIPPED" U.S. TREASURY OBLIGATIONS offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market Fund and Government Money Market Fund may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the Investment Company Act of 1940. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.



The Michigan Municipal Money Market Fund will principally invest in MUNICIPAL BONDS, which are issued by state or local governments typically for general funding or to finance specific projects. "General Obligation" securities are backed by the full faith, credit and taxing power of the municipality. "Revenue" securities are backed only by the revenues from a particular facility or facilities or other specific revenue sources. "Private Activity Bonds," which are revenue securities issued by industrial development authorities, are issued to finance privately-owned facilities and are backed by private entities. The credit quality of private activity bonds is usually related to the creditworthiness of the private entity using the facility involved. "Moral Obligation Securities," which are typically issued by special purpose public authorities, are backed by a reserve fund which the issuer may draw on if it is unable to pay its debt service obligations, but the issuer and the state or municipality which created the issuer have no legal obligation to restore the reserve fund.



The Michigan Municipal Money Market Fund may also enter into STAND-BY COMMITMENTS under which a dealer agrees when requested by the Fund to purchase a Municipal Obligation from the Fund at a set price. Stand-by Commitments will be used to provide portfolio liquidity and the Fund does not intend to use them for trading purposes. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.



BANK OBLIGATIONS which may be acquired by the Funds include bankers' acceptances, certificates of deposit, notes and time deposits issued by domestic or foreign banks. Bankers' acceptances evidence the obligation of a bank to pay a draft drawn on the bank by a customer. Certificates of deposit are certificates obligating a bank to repay funds deposited with it for a specified period of time at a specified interest rate.



Each Fund may purchase VARIABLE AND FLOATING RATE INSTRUMENTS which may have a stated maturity in excess of 13 months but will, in any event, permit a Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (except for certain instruments issued or guaranteed by the U.S. Government or an agency or instrumentality thereof).



Each Fund may invest in MORTGAGE-RELATED SECURITIES issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the rein-vestment of prepayment proceeds by a Fund will generally be at lower rates than the rates on the prepaid obligations.

Each Fund may purchase ASSET-BACKED SECURITIES, which are securities backed by installment contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and may be less than the original maturity of the assets underlying the securities as a result of prepayments.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates.

Each Fund may also borrow money for temporary or emergency purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

Each Fund may buy VARIABLE AND FLOATING RATE MASTER DEMAND NOTES, which permit daily or weekly changes in the amount lent by the Fund and provide for adjustments from time to time in the interest rates. The notes may or may not be backed by bank letters of credit. These notes are direct lending arrangements between the Fund and a borrower and, therefore, the notes generally are not traded and there is no market in which to sell them to third parties. A Fund could suffer a loss if, for example, the borrower defaults on the note. This type of note will be subject to a Fund's limitations on illiquid investments if the Fund cannot demand payment of the principal amount of the note within seven days.

The Money Market Fund may acquire GUARANTEED INVESTMENT CONTRACTS ("GICs"). Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. An active secondary market for GICs does not exist. Therefore, GICs are considered to be illiquid investments and will be purchased only if after the purchase 10% or less of the Fund's net assets would be invested in illiquid securities.

LOAN PARTICIPATION NOTES, which represent participation in a loan by a commercial bank to a corporation, may be purchased by the Money Market Fund. The notes must have a remaining maturity of one year or less and the bank issuing the notes must have assets of at least $1 billion. The Fund bears the risks that the corporate borrower or lending bank will become insolvent. The secondary market for loan participations is very limited and loan participations are considered illiquid.

The Funds may purchase RULE 144A SECURITIES. Rule 144A allows for a broader institutional trading market for securities which otherwise would be restricted on resale by allowing resales to certain qualified institutional buyers. Old Kent will monitor the liquidity of Rule 144A securities under the supervision of the Board of Trustees.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.


The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid assets equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower becomes insolvent or declares bankruptcy.



Each Fund may agree to purchase securities on a "WHEN ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment or delivery taking place at a future date, sometimes a month or more after the date of the agreement. The value of the securities may change between the time the price is set and the time the price is paid. The Funds do not intend to purchase securities for future delivery for speculative purposes.


Except for the Michigan Municipal Money Market Fund's policy to invest at least 80% of its net assets in federally tax-exempt obligations, the investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a "majority" (as defined in the SAI) of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.


1. With respect to 75% of each Fund's total assets, a Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, a Fund cannot invest more than 25% of its total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.


2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevent the Funds from significantly leveraging their assets.

3. Each Fund may not invest more than 10% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities.


As a matter of non-fundamental policy, in order to comply with Securities and Exchange Commission regulations relating to money market funds, the Money Market Fund and the Government Money Market Fund will limit their investments in securities of any one issuer (other than U.S. Government securities and repurchase agreements collateralized by the same) to not more than 5% of the value of their respective total assets at the time of purchase, except for 25% of their total assets, which may be invested in any one issuer for a period of up to three business days. The Funds are also permitted to invest in excess of 25% of their respective total assets in obligations of the U.S. banks and domestic branches of foreign banks that are subject to the same regulations as U.S. banks.


  ----------------------------------------------------------------------------
                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

Although each Fund seeks to maintain a stable net asset value per share of $1.00, there is no assurance that they will be able to do so. There can also be no assurance that a Fund will achieve its investment objective because there is uncertainty in every investment.

The Funds invest mostly in debt instruments, whose values typically rise when interest rates fall and fall when interest rates rise. The Funds buy bonds with shorter maturities, which tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields for any future time. The obligations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transactions costs, less complete financial information, less stringent regulatory requirements and less market liquidity.


The amount of information regarding the financial condition of issuers of Municipal Obligations may be less extensive than the information for public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of the Michigan Municipal Money Market Fund to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Michigan Municipal Money Market Fund include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to the Michigan Municipal Money Market Fund.



The Michigan Municipal Money Market Fund is concentrated in securities issued by the State of Michigan and entities within the State of Michigan and, therefore, an investment in this Fund may be riskier than an investment in other types of money market funds. Likewise, the Fund's performance is closely tied to conditions in the State of Michigan. The economy of Michigan is principally dependent on three sectors -- manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. Michigan encountered financial difficulties during the 1980s, largely as a result of poor conditions in the automotive industry, but recovered from the prolonged downturn in production levels in this sector in the early 1990s. Structural changes in the automotive industry have given the Michigan economy greater financial stability. The State's finances continue to be in excellent condition, and a Budget Stabilization Fund that exceeds $1.0 billion should help the State weather any potential economic recession.



The market value and the marketability of bonds issued by local units of government in the state may be affected adversely by the same factors that affect Michigan's economy generally. The ability of the State and its local units of government to pay the principal of and interest on their bonds may also be affected by such factors and by certain constitutional, statutory and charter limitations. For additional information on the specific risks associated with the Michigan Municipal Money Market Fund, see Appendix B to the SAI.

                                  PERFORMANCE

  ----------------------------------------------------------------------------
                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

Each Fund may advertise "yield" and "effective yield" and the Michigan Municipal Money Market Fund may advertise "tax equivalent yield." All yield figures are based on historical earnings and are not intended to indicate future performance. Yields are calculated separately for each class of shares. "Yield" refers to the income generated by a class of shares over a specified seven-day period. This income is then annualized. That is, the amount of income generated by the shares during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. "Tax equivalent yield" is generally the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield.

Because Investment Shares may be subject to higher expenses and Rule 12b-1 fees, the yields on Investment Shares may be lower than those on Institutional Shares.

You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's yield will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Funds may also report their yields in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government, a 91-day U.S. Treasury Bill or a relevant index.

  ----------------------------------------------------------------------------
                      WHERE CAN I OBTAIN PERFORMANCE DATA?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

                              EXPENSE INFORMATION

  ----------------------------------------------------------------------------
                         WHAT ARE THE FUNDS' EXPENSES?


A pro rata portion of certain expenses of the Trust are allocated to each Fund and to each class of shares and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.



TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. BISYS is entitled to receive, for its administration services, an annual fee equal to 0.185% of the aggregate net assets of the Trust up to $5 billion; 0.165% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.135% of the Trust's aggregate net assets over $7.5 billion; provided, however, that such annual fee shall be subject to an annual minimum of $45,000 per fund that is applicable to certain funds of the Trust.



FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund an annual advisory fee, calculated daily and paid monthly, equal to 0.40% of the Fund's average daily net assets. For the fiscal year ended December 31, 1996, the Money Market Fund and the Michigan Municipal Money Market Fund each paid or accrued to Old Kent an advisory fee at an annual rate of 0.40% of their average daily net assets. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.


CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Trust's Distribution Plan. The Distribution Plan provides that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Funds would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse the Distributor for any distribution expenses in excess of the payments received by the Distributor under the Distribution Plan or for its overhead expenses. None of the Funds currently charges any fees under the Distribution Plan.

                              PURCHASES OF SHARES

  ----------------------------------------------------------------------------
                      WHO MAY WANT TO INVEST IN THE FUNDS?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are money market funds, are designed for investors who primarily seek to preserve their capital. The instruments in which the Funds invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation. Investors who desire higher returns and can risk a potential loss of capital may wish to invest in the other portfolios of the Trust, which have fluctuating net asset values and typically higher returns than the Funds.

Shares of the Michigan Municipal Money Market Fund would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans which are unable to benefit from the Fund's tax-exempt dividends. In addition, the Michigan Municipal Money Market Fund may not be an appropriate investment for entities which are substantial users of the facilities financed by industrial development bonds or related persons thereof. Such investors may wish to consider instead an investment in one of the other Funds.

  ----------------------------------------------------------------------------
                          WHEN CAN I PURCHASE SHARES?

Shares can be purchased on any day that both the New York Stock Exchange (the "NYSE") and Bankers Trust Company, the Funds' custodian (the "Custodian"), are open for business.

  ----------------------------------------------------------------------------
                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?


An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.


  ----------------------------------------------------------------------------
                           HOW CAN I PURCHASE SHARES?

                               INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

 THROUGH A BROKER. Any broker authorized by the Distributor can sell you Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

 BY MAIL. You may open an account by mailing a completed application and a check (payable to the applicable Fund) to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

 BY TELEPHONE. You may call 1-800-633-KENT (5368) to open an account and electronically transfer money to the account, followed by a completed application.

 BY CHECK. Subsequent purchases of Investment Shares can be made by mailing a check to the address listed above.

 BY FEDERAL FUNDS WIRE. Subsequent purchases of Investment Shares can be made via a federal funds wire. You should call 1-800-633-KENT (5368) for complete wire instructions. You should be aware that banks may charge fees for sending wires. The Distributor has the right to charge fees for receiving wires, although it does not currently do so.


 BY AUTOMATED CLEARING HOUSE. Subsequent purchases of Investment Shares can be made via Automated Clearing House. Call 1-800-633-KENT (5368) to request the forms necessary to establish Automated Clearing House purchases.


 THROUGH AN AUTOMATIC INVESTMENT PLAN.


   1. Call 1-800-633-KENT (5368) to establish an Automatic Investment Plan.


   2. Invest at least $1,000 in an Investment Share account.


   3. On the fifth day of each month, your checking account will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.


   To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368), or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 at least five days before a scheduled investment.


 THROUGH DIRECT DEPOSIT. You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks. Call 1-800-633-KENT
(5368) to receive the necessary form.


 THROUGH A TAX-SHELTERED PLAN. Investment Shares of the Money Market Fund or the Government Money Market Fund may be purchased through IRAs and Rollover IRAs, which are available through the Trust. For details and application forms, call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

                              INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

2. Wire federal funds no later than the day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until the Trust receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Trust. You may obtain information on how to wire funds from any national bank and certain state banks.

                               EXCHANGE PRIVILEGE


You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the shares of the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?" To effect an exchange:


1. Call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 to obtain a prospectus for the new fund prior to the exchange.


2. Call or write as indicated in 1. above to place an order to exchange shares. Purchases of shares of a new fund must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 12:00 noon Eastern Time on any business day, the order will be executed on the day received, and if the order is placed after 12:00 noon Eastern Time, the order will not be executed until the next business day.


3. If a shareholder does not have an account with the new fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the Trust to change the option.


IMPORTANT INFORMATION ABOUT EXCHANGES. IF SHARES OF A FUND ARE PURCHASED BY CHECK, SUCH SHARES CANNOT BE EXCHANGED UNTIL SUCH CHECK HAS BEEN COLLECTED. THIS COULD TAKE 10 DAYS OR MORE. THE TRUST MAY DISALLOW EXCHANGES OF SHARES IF A SHAREHOLDER HAS MADE MORE THAN FIVE EXCHANGES BETWEEN INVESTMENT PORTFOLIOS OFFERED BY THE TRUST IN A YEAR, OR MORE THAN THREE EXCHANGES IN A CALENDAR QUARTER. ALTHOUGH UNLIKELY, THE TRUST MAY REJECT ANY EXCHANGES OR CHANGE OR TERMINATE RIGHTS TO EXCHANGE SHARES. THE EXCHANGE PRIVILEGE IS AVAILABLE ONLY IN STATES WHERE SHARES OF THE NEW FUND MAY BE SOLD.



In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned. Institutional Shares of a Fund may be exchanged for Investment Shares of the same Fund when the Institutional Shares are distributed to the underlying beneficial owners of trust accounts, 401(k) plans and other fiduciary or agency accounts.


Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. The Distributor may require additional documents prior to accepting a purchase, redemption or exchange.

SHAREHOLDER SERVICES. FOR FURTHER INFORMATION ON ALL SHAREHOLDER SERVICES, CALL 1-800-633-KENT (5368) OR WRITE TO: THE KENT FUNDS, P.O. BOX 182201, COLUMBUS, OHIO 43218-2201.

  ----------------------------------------------------------------------------
                        WHAT PRICE DO I PAY FOR SHARES?

Shares are sold at the "net asset value next determined" by the Funds. This term is explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.


NET ASSET VALUE ("NAV"). Except in certain limited circumstances, at 12:00 noon on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 12:00 noon on the day a purchase order for shares is received, if the purchase order is received prior to or at 12:00 noon, and is the net asset value calculated at 12:00 noon on the next business day, if the purchase order is received after 12:00 noon. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding.


The Funds' assets are valued on the basis of amortized cost, meaning that instruments are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Material deviations in the difference between amortized cost and market value of the Funds' assets will be addressed by the Board of Trustees.

                         REDEMPTIONS (SALES) OF SHARES

  ----------------------------------------------------------------------------
                           WHEN CAN I REDEEM SHARES?


You can redeem shares on any day that both the NYSE and the Custodian are open for business. Shares will not be redeemed by a Fund unless all required documents have been received by the Trust. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.


  ----------------------------------------------------------------------------
                            HOW CAN I REDEEM SHARES?

                               INVESTMENT SHARES

Investment Shares may be redeemed in several ways.

 BY MAIL. You may mail your redemption notice to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201. The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Trust together with the written redemption notice.


IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES FOR INVESTMENT SHARES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE TRUST, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE TRUST CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.



 BY TELEPHONE. You can redeem up to $50,000 worth of Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.



 THROUGH A BROKER. Investment Shares can be redeemed through a broker. The broker should send the redemption notice and any other required documents to the Trust, which will send the proceeds to the broker or directly to you, at your option. The Trust does not charge a fee for this service, but the broker might.


 THROUGH AN AUTOMATIC WITHDRAWAL PLAN. Under the Plan, a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account application.


                                INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

                         GENERAL REDEMPTION INFORMATION


DURING PERIODS OF UNUSUAL MARKET ACTIVITY IT MAY BE DIFFICULT TO REACH THE TRUST BY TELEPHONE. IN SUCH CASES, SHAREHOLDERS SHOULD FOLLOW THE PROCEDURES FOR REDEEMING BY MAIL OR THROUGH A BROKER. NEITHER THE TRUST NOR ANY OF ITS SERVICE PROVIDERS WILL BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNLESS IT ACTS WITH WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE. IN THIS REGARD THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY PROCEDURES DESIGNED TO PROVIDE REASONABLE ASSURANCE THAT INSTRUCTIONS BY TELEPHONE ARE GENUINE. SUCH PROCEDURES WILL INCLUDE THE REQUIREMENT THAT PERSONAL IDENTIFICATION BE PROVIDED BEFORE ACCEPTING A TELEPHONE REDEMPTION.


EACH FUND RESERVES THE RIGHT TO REDEEM AN ACCOUNT IF ITS VALUE FALLS BELOW $1,000 ($100 FOR IRA ACCOUNTS) FOR INVESTMENT SHARES AND $100,000 FOR INSTITUTIONAL SHARES AS A RESULT OF REDEMPTIONS (BUT NOT AS A RESULT OF A DECLINE IN NET ASSET VALUE). A SHAREHOLDER WILL BE NOTIFIED IN WRITING AND ALLOWED 60 DAYS TO INCREASE THE VALUE OF THE ACCOUNT TO THE MINIMUM INVESTMENT LEVEL.

  ----------------------------------------------------------------------------
                      WHAT PRICE DO I RECEIVE FOR SHARES?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I Pay for Shares?" for an explanation of how the NAV next determined is calculated.

  ----------------------------------------------------------------------------
                     WHEN WILL I RECEIVE REDEMPTION MONEY?


Redemption proceeds are typically sent to shareholders within seven business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 10 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

                            STRUCTURE AND MANAGEMENT
                                  OF THE FUNDS

  ----------------------------------------------------------------------------
                         HOW ARE THE FUNDS STRUCTURED?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has 14 portfolios, each of which offers two classes of shares.

  ----------------------------------------------------------------------------
                      WHO MANAGES AND SERVICES THE FUNDS?


INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.


Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of the Funds sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.


Commencing on June 1, 1997, Old Kent is expected to also provide certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.


ADMINISTRATOR. BISYS provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTOR. BISYS is also the distributor of the Funds' shares. BISYS may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. BISYS may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, BISYS may similarly provide financial assistance in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.


  ----------------------------------------------------------------------------
                   WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Trust will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  ----------------------------------------------------------------------------
               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare dividends daily and pay dividends monthly. The Funds do not expect to realize or distribute long-term capital gains.

  ----------------------------------------------------------------------------
                        HOW WILL DISTRIBUTIONS BE MADE?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT (5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

  ----------------------------------------------------------------------------
         WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?


Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), they generally will not be required to pay Federal income taxes on their income and capital gains. Dividends of investment company income by the Money Market Fund and the Government Money Market Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared.


The Michigan Municipal Money Market Fund intends to distribute monthly its net tax-exempt income (such distributions are known as "exempt-interest dividends") and any investment company taxable income. Exempt-interest dividends may be treated by you as items of interest excludable from your gross income under
Section 103(a) of the Code, unless under the circumstances applicable to you the exclusion would be disallowed. See the SAI under "Dividends and Taxes." Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. To the extent, if any, dividends paid to you are derived from taxable income or from net long-term capital gains, such dividends will not be exempt from Federal income tax, whether they are paid in cash or reinvested in additional shares, and may also be subject to state and local taxes.

The exemption of interest on municipal bonds for Federal income tax purposes does not necessarily result in exemption under the income, corporate or personal property tax laws of any state or city. Generally, individual shareholders of the Michigan Municipal Money Market Fund are afforded tax-exempt treatment at the state and local levels for distributions derived from interest on municipal securities of their state of residency.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan state and local taxes, even though the dividends may not be exempt for Federal income tax purposes. The Fund is unable to predict in advance the portion of its dividends that will be derived from interest on Michigan Municipal Obligations, but will notify shareholders each year as to the interest derived from Michigan Municipal Obligations.

Distributions of taxable income and taxable capital gains by the Michigan Municipal Money Market Fund are taxable for Michigan taxation purposes when received by you, except that distributions which are reinvested by you in shares of the Fund are exempt from the Michigan intangibles tax. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

Interest on indebtedness incurred by you to purchase or carry shares of the Michigan Municipal Money Market Fund generally is not deductible for Federal income tax purposes.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

THIS SECTION CONTAINS A BRIEF SUMMARY OF THE TAX IMPLICATIONS OF OWNERSHIP OF THE FUNDS' SHARES. A LENGTHIER DESCRIPTION OF TAXES IS CONTAINED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING THE IMPACT OF OWNING THE FUNDS' SHARES ON YOUR OWN PERSONAL TAX SITUATION, INCLUDING THE APPLICABILITY OF ANY STATE AND LOCAL TAXES.

                             ADDITIONAL INFORMATION

-------------------------------------------------------------------------------
     WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?

For more information, call 1-800-633-KENT (5368) or write to the Funds at:
THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

EXCEPT AS OTHERWISE STATED IN THIS PROSPECTUS OR REQUIRED BY LAW, THE TRUST RESERVES THE RIGHT TO CHANGE THE TERMS OF ANY OFFER STATED IN THIS PROSPECTUS WITHOUT SHAREHOLDER APPROVAL, INCLUDING THE RIGHT TO CHARGE CERTAIN FEES FOR SERVICES PROVIDED. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.


                INVESTMENT ADVISER:              DISTRIBUTOR:
                   Old Kent Bank             BISYS Fund Services
            Grand Rapids, Michigan 49503      3435 Stelzer Road
                                           Columbus, OH 43219-3035


                   This investment is not an obligation of or guaranteed
  [FDIC LOGO]      by any bank, is not FDIC insured, and involves investment
                   risks including the possible loss of principal.




    KKF-0390                                                            5/97

                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.

                                  PROSPECTUS
                       INSTITUTIONAL/INVESTMENT SHARES

                                  May 1, 1997


                        The Kent Growth and Income Fund

                       The Kent Small Company Growth Fund


                       The Kent International Growth Fund

                           The Kent Index Equity Fund

                              [STOCK FUNDS LOGO]

                                 THE KENT FUNDS
                                   Prospectus
                               Dated May 1, 1997

      THIS PROSPECTUS RELATES TO THE FOLLOWING EQUITY FUNDS (THE "FUNDS"):


THE KENT GROWTH AND INCOME FUND seeks long-term capital growth with current income as a secondary objective. The Fund principally invests in common stock of U.S. companies with a net capitalization of at least $100 million which are listed on the New York Stock Exchange ("NYSE").

THE KENT SMALL COMPANY GROWTH FUND seeks long-term capital appreciation. The Fund principally invests in companies whose securities are traded in the U.S. securities markets and whose market capitalizations are less than $1 billion.

THE KENT INTERNATIONAL GROWTH FUND seeks long-term capital appreciation. The Fund principally invests in equity securities of issuers located in at least three foreign countries.

THE KENT INDEX EQUITY FUND seeks investment results which mirror the capital performance and dividend income of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").


This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1997 with the Securities and Exchange Commission, which, as supplemented from time to time, is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FUNDS' INVESTMENT ADVISER OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. OLD KENT BANK RECEIVES FEES FROM THE FUNDS FOR ADVISORY AND CERTAIN OTHER SERVICES.



                                 THE KENT FUNDS
                                P.O. Box 182201
                           Columbus, Ohio 43218-2201


                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                             1-800-633-KENT (5368)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


HIGHLIGHTS
What are the key facts regarding the Funds?..............................    3
FINANCIAL INFORMATION
What are the Funds' fees and expenses?...................................    5
FINANCIAL HIGHLIGHTS.....................................................    6
FUND CHOICES
What Funds are offered?..................................................   14
What instruments do the Funds invest in?.................................   15
What are the risks of investing in the Funds?............................   18
PERFORMANCE
How is the Funds' performance calculated?................................   20
Where can I obtain performance data?.....................................   20
EXPENSE INFORMATION
What are the Funds' expenses?............................................   21
PURCHASES OF SHARES
Who may want to invest in the Funds?.....................................   22
When can I purchase shares?..............................................   22
What is the minimum required investment?.................................   22
How can I purchase shares?...............................................   22
What price do I pay for shares?..........................................   25
REDEMPTIONS (SALES) OF SHARES
When can I redeem shares?................................................   26
How can I redeem shares?.................................................   26
What price do I receive for shares?......................................   27
When will I receive redemption money?....................................   27
STRUCTURE AND MANAGEMENT OF THE FUNDS
How are the Funds structured?............................................   28
Who manages and services the Funds?......................................   28
What are my rights as a Fund shareholder?................................   29
DIVIDENDS, DISTRIBUTIONS AND TAXES
When will I receive distributions from the Funds?........................   30
How will distributions be made?..........................................   30
What are the tax implications of my investments in the Funds?............   30
ADDITIONAL INFORMATION
Where do I get additional information about my account and the Funds?....   31

                                   HIGHLIGHTS

  ----------------------------------------------------------------------------
                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are The Kent Funds?


A: The Kent Funds (the "Trust") is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Growth and Income Fund, Small Company Growth Fund, International Growth Fund and Index Equity Fund. See "Fund Choices -- What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Money Market Fund, The Kent Government Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT
(5368).


Q: Who advises the Funds?


A: The Funds are managed by Old Kent Bank ("Old Kent"), an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. See "Structure and Management of the Funds -- Who Manages and Services the Funds?"


Q: What advantages do the Funds offer?


A: The Funds offer investors the opportunity to invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of fourteen mutual funds should your investment goals change.


Q: How does someone buy and redeem shares?


A: The Funds are distributed by BISYS Fund Services ("BISYS" or the "Distributor") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with the Distributor, or by completing an application and mailing it directly to the Trust with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000.

The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call the Trust toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares." For information on how to redeem your shares, see "Redemptions (Sales) of Shares."

Q: When are dividends paid?

A: Dividends of each Fund's net investment income are declared and paid monthly, except for the International Growth Fund, which declares and pays dividends of its net investment income annually. Net realized capital gains of the Funds are distributed at least annually. See "Dividends, Distributions and Taxes."

Q: What shareholder privileges are offered by the Trust?

A: Investors may exchange shares of a Fund having a value of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares -- How Can I Purchase Shares?"

Q: What are the potential risks presented by the Funds' investment practices?


A: Investing in the Funds involves the risks common to any investment in securities. The net asset value ("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The International Growth Fund will primarily invest in foreign securities which may be subject to certain risks in addition to those inherent in U.S. investments, including the possible imposition of exchange control regulation, freezes on convertibility of currency and adverse changes in foreign currency exchange rates. The Growth and Income Fund may also invest a portion of its assets in foreign securities. The Small Company Growth Fund will primarily invest in the stocks of smaller companies which tend to present increased risk and are subject to greater price volatility. The Growth and Income Fund and International Growth Fund may also invest from time to time in securities issued by smaller companies. The Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund
Choices -- What Funds are Offered?" and "-- What are the Risks of Investing in the Funds?"

                             FINANCIAL INFORMATION

  ----------------------------------------------------------------------------
                     WHAT ARE THE FUNDS' FEES AND EXPENSES?

                                   FEE TABLE


The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" for more information regarding such costs and expenses.



----------------------------------------------------------------------------------------------------------
                                  GROWTH AND         SMALL COMPANY       INTERNATIONAL       INDEX EQUITY
                                  INCOME FUND         GROWTH FUND         GROWTH FUND            FUND
                               ----------------------------------------------------------------------------
                               Invest-  Institu-   Invest-  Institu-   Invest-  Institu-   Invest-  Institu-
                                ment     tional     ment     tional     ment     tional     ment     tional
                               Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
----------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------
 Maximum Sales Charge on        None      None      None      None      None      None      None      None
   Purchases
----------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
   (as a % of average net assets)(1)
-----------------------------------------------------------------------------------------------------------
 Management Fees                0.70%     0.70%     0.70%     0.70%     0.75%     0.75%     0.30%     0.30%
-----------------------------------------------------------------------------------------------------------
 12b-1 Fees(2)                  0.25%     None      0.25%     None      0.25%     None      0.25%     None
-----------------------------------------------------------------------------------------------------------
 Other Expenses                 0.25%     0.25%     0.26%     0.26%     0.34%     0.34%     0.19%     0.19%
   (after fee waivers)(3)
-----------------------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING           1.20%     0.95%     1.21%     0.96%     1.34%     1.09%     0.74%     0.49%
   EXPENSES
   (after fee waivers)(3)
-----------------------------------------------------------------------------------------------------------



(1) Expense ratios for each Fund are based on amounts incurred for the fiscal year ended December 31, 1996, restated, in the case of the Growth and Income Fund, to reflect current fees and expenses. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.



(2) As a result of the payment of 12b-1 fees, long-term Investment class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.



(3) In the case of the Index Equity Fund, a voluntary waiver of a portion of the Fund's administration fee has been reflected. Absent such waiver, Other Expenses and Total Fund Operating Expenses would be 0.29% and 0.84%, respectively, for the Fund's Investment Shares and 0.29% and 0.59%, respectively, for its Institutional Shares.


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(i) 5% annual return and (ii) redemption at the end of each period:


                                  GROWTH AND         SMALL COMPANY       INTERNATIONAL       INDEX EQUITY
                                  INCOME FUND         GROWTH FUND         GROWTH FUND            FUND
                              -------------------------------------------------------------------------------
                               Invest-  Institu-   Invest-  Institu-   Invest-  Institu-   Invest-  Institu-
                                ment     tional     ment     tional     ment     tional     ment     tional
                               Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
-------------------------------------------------------------------------------------------------------------
 One Year                        $12       $10       $12       $10       $14       $11       $8        $5
-------------------------------------------------------------------------------------------------------------
 Three Years                     $38       $30       $38       $31       $42       $35       $24       $16
-------------------------------------------------------------------------------------------------------------
 Five Years                      $66       $53       $66       $53       $73       $60       $41       $27
-------------------------------------------------------------------------------------------------------------
 Ten Years                      $145      $117      $147      $118      $161      $133       $92       $62
-------------------------------------------------------------------------------------------------------------


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the SAI. These tables should be read in conjunction with the Funds' financial statements and the related notes. Additional information concerning the performance of the Funds is contained in their annual report. Both the SAI and the Funds' annual report can be obtained without charge by calling 1-800-633-KENT (5368).


                             GROWTH AND INCOME FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                      INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------------
                                                                   Year ended December 31,
                                                ------------------------------------------------------------
                                                 1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $13.19      $10.46      $10.87      $10.29      $10.23
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.26        0.30        0.32        0.27         ***
Net realized and unrealized gain (loss) on
 investments                                      2.15        3.26       (0.27)       0.93        0.06
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                2.41        3.56        0.05        1.20        0.06
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                            (0.26)      (0.30)      (0.31)      (0.23)         --
In excess of net investment income               (0.02)         --         ***       (0.05)         --
Net realized gains on investments                (1.51)      (0.53)      (0.15)      (0.20)         --
In excess of net realized gains                     --          --          --       (0.14)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                            (1.79)      (0.83)      (0.46)      (0.62)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        0.62        2.73       (0.41)       0.58        0.06
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $13.81      $13.19      $10.46      $10.87      $10.29
===========================================================================================================
TOTAL RETURN(2)                                  19.14%      34.61%       0.50%      11.81%       0.59  **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)               $15,063     $11,079     $8,005      $4,607        $102
Ratios to average net assets:
 Net investment income (loss)                     1.77%       2.48%       3.03%       2.43%      (0.88)% *
 Operating expenses                               1.09%       1.18%       0.98%       1.22%       0.33% **
Portfolio turnover rate                             39%         58%         28%        54%           0%
Average commission rate paid(3)                 $0.0539         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.

(1) The Investment Class date of initial public investment was December 1, 1992.
(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                               -------------------------------------------------------------
                                                1996        1995        1994        1993       1992(1)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $13.25      $10.50      $10.91      $10.31      $10.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.30        0.33        0.31        0.27        0.06
Net realized and unrealized
 gain (loss) on investments                      2.16        3.28       (0.26)       0.95        0.31
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:               2.46        3.61        0.05        1.22        0.37
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.30)      (0.33)      (0.31)      (0.27)      (0.06)
In excess of net investment income                 --          --         ***       (0.01)        ***
Net realized gains on investments               (1.51)      (0.53)      (0.15)      (0.34)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                           (1.81)      (0.86)      (0.46)      (0.62)      (0.06)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       0.65        2.75       (0.41)       0.60        0.31
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $13.90      $13.25      $10.50      $10.91      $10.31
===========================================================================================================
TOTAL RETURN                                    19.47%      34.91%       0.51%      11.98%       3.68% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)              $500,857    $401,371    $308,825    $180,864   $76,449
Ratios to average net assets:
 Net investment income                           2.18%       2.73%       3.04%       2.61%       3.51% *
 Operating expenses                              0.95%       0.94%       0.98%       1.03%       0.19% **
Portfolio turnover rate                            39%         58%         28%         54%          0%
Average commission rate paid(2)                $0.0539         --          --          --          --
-----------------------------------------------------------------------------------------------------------



*  Annualized.


**  Not Annualized.


*** Amount is less than $0.005.


(1) The Institutional Class commenced operations on November 2, 1992.


(2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                           SMALL COMPANY GROWTH FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                               ------------------------------------------------------------
                                                1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $13.81      $11.98      $12.49      $10.86      $10.65
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.07        0.07        0.10        0.08         ***
Net realized and unrealized
 gain (loss) on investments                      2.54        2.64       (0.11)       1.74        0.21
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:               2.61        2.71       (0.01)       1.82        0.21
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.08)      (0.07)      (0.08)      (0.06)         --
In excess of net investment income              (0.01)         --       (0.01)      (0.03)         --
Net realized gains on investments               (0.72)      (0.81)      (0.41)      (0.10)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                           (0.81)      (0.88)      (0.50)      (0.19)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       1.80        1.83       (0.51)       1.63        0.21
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $15.61      $13.81      $11.98      $12.49      $10.86
===========================================================================================================
TOTAL RETURN(2)                                 19.16%      23.47%      (0.08)%     16.84%       1.97%  **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)              $14,436     $10,955     $8,433      $5,345         $84
Ratios to average net assets:
 Net investment income (loss)                    0.53%       0.59%       0.79%       0.59%      (1.50)% *
 Operating expenses                              1.21%       1.20%       0.98%       1.25%       0.27%  **
Portfolio turnover rate                            16%         30%         20%         14%          1%
Average commission rate paid(3)                $0.0481         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was December 4, 1992.

(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                               -------------------------------------------------------------
                                                1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $13.82      $11.99      $12.50      $10.85      $10.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.12        0.10        0.10        0.08        0.02
Net realized and unrealized
 gain (loss) on investments                      2.55        2.64       (0.10)       1.76        0.86
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:               2.67        2.74          --        1.84        0.88
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.12)      (0.10)      (0.09)      (0.08)      (0.02)
In excess of net investment income                 --          --       (0.01)      (0.01)      (0.01)
Net realized gains on investments               (0.72)      (0.81)      (0.41)      (0.10)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                           (0.84)      (0.91)      (0.51)      (0.19)      (0.03)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       1.83        1.83       (0.51)       1.65        0.85
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $15.65      $13.82      $11.99      $12.50      $10.85
===========================================================================================================
TOTAL RETURN                                    19.56%      23.75%      (0.06)%     17.04%       8.75% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000s)               $544,081    $450,072    $304,179    $252,401   $95,999
Ratios to average net assets:
 Net investment income                           0.78%       0.83%       0.79%       0.74%       1.35% *
 Operating expenses                              0.96%       0.97%       0.98%       1.06%       0.18% **
Portfolio turnover rate                            16%         30%         20%         14%          1%
Average commission rate paid(2)                $0.0481         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Institutional Class commenced operations on November 2, 1992.

(2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                           INTERNATIONAL GROWTH FUND

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                                ------------------------------------------------------------
                                                 1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.13      $13.00      $12.81      $10.03      $10.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.12        0.14        0.14        0.13         ***
Net realized and unrealized
 gain (loss) on investments                       0.66        1.50        0.56        2.85        0.03
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                0.78        1.64        0.70        2.98        0.03
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                            (0.08)      (0.09)      (0.07)      (0.02)         --
In excess of net investment income                  --       (0.11)      (0.03)      (0.09)         --
Net realized gains on investments                (0.14)      (0.31)      (0.41)      (0.05)         --
In excess of net realized gains                     --          --          --       (0.04)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                            (0.22)      (0.51)      (0.51)      (0.20)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        0.56        1.13        0.19        2.78        0.03
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $14.69      $14.13      $13.00      $12.81      $10.03
===========================================================================================================
TOTAL RETURN(2)                                   5.57%      12.86%       5.51%      29.67%       0.30% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)               $8,799      $7,548      $6,539      $3,202      $   15
Ratios to average net assets:
 Net investment income (loss)                     0.74%       1.11%       0.81%       0.32%      (1.34)% *
 Operating expenses                               1.34%       1.40%       1.25%       1.43%       0.20%  **
Portfolio turnover rate                             13%          6%         20%          5%          0%
Average commission rate paid(3)                 $0.0219         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was December 4, 1992.

(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                               ------------------------------------------------------------
                                                1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $14.18      $13.06      $12.84      $10.01      $10.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.13        0.13        0.12        0.09         ***
Net realized and unrealized
 gain (loss) on investments                      0.70        1.54        0.61        2.95        0.02
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:               0.83        1.67        0.73        3.04        0.02
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.10)      (0.13)      (0.07)      (0.08)         --
In excess of net investment income              (0.02)      (0.11)      (0.03)      (0.04)      (0.01)
Net realized gains on investments               (0.13)      (0.31)      (0.41)      (0.08)         --
In excess of net realized gains                 (0.01)         --          --       (0.01)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                           (0.26)      (0.55)      (0.51)      (0.21)      (0.01)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       0.57        1.12        0.22        2.83        0.01
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $14.75      $14.18      $13.06      $12.84      $10.01
===========================================================================================================
TOTAL RETURN                                     5.87%      13.00%       5.73%      30.32%       0.20% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)              $387,799    $286,545    $178,186    $157,716   $81,105
Ratios to average net assets:
 Net investment income (loss)                    0.97%       1.35%       0.87%       0.86%      (0.28)%*
 Operating expenses                              1.09%       1.17%       1.22%       1.33%       0.14% **
Portfolio turnover rate                            13%          6%         20%          5%          0%
Average commission rate paid(2)                $0.0219         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Institutional Class commenced operations on December 4, 1992.

(2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                               INDEX EQUITY FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                                -----------------------------------------------------------
                                                 1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $12.57      $10.70      $11.07      $10.44      $10.28
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.22        0.23        0.26        0.22         ***
Net realized and unrealized
 gain (loss) on investments                       2.48        3.44       (0.17)       0.72        0.16
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                2.70        3.67        0.09        0.94        0.16
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                            (0.22)      (0.23)      (0.26)      (0.20)         --
In excess of net investment income               (0.01)         --          --       (0.03)         --
Net realized gains on investments                (0.32)      (1.57)      (0.20)      (0.06)         --
In excess of net realized gains                     --          --          --       (0.02)         --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                            (0.55)      (1.80)      (0.46)      (0.31)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        2.15        1.87       (0.37)       0.63        0.16
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $14.72      $12.57      $10.70      $11.07      $10.44
===========================================================================================================
TOTAL RETURN(2)                                  21.92%      35.81%       0.75%       9.09%       1.56% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)               $9,925      $6,612      $4,736      $3,776      $   89
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                           1.67%       1.86%       2.30%       2.04%       1.03% *
 Net investment income excluding
   reimbursement/waiver                           1.57%       1.85%       2.30%       2.04%       1.03% *
 Operating expenses including
   reimbursement/waiver                           0.74%       0.80%       0.60%       0.86%       0.12% **
 Operating expenses excluding
   reimbursement/waiver                           0.84%       0.81%       0.60%       0.86%       0.12% **
Portfolio turnover rate                              2%          3%         50%          1%          0%
Average commission rate paid(3)                 $0.0496         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was November 25, 1992.

(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended December 31,
                                               -------------------------------------------------------------
                                                1996        1995        1994        1993       1992(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $12.56      $10.68      $11.04      $10.41      $10.00
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.26        0.26        0.25        0.23        0.05
Net realized and unrealized
 gain(loss) on investments                       2.47        3.44       (0.15)       0.71        0.41
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:               2.73        3.70        0.10        0.94        0.46
-----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.26)      (0.25)      (0.26)      (0.23)      (0.05)
In excess of net investment income                 --          --          --         ***         ***
Net realized gains on investments               (0.28)      (1.57)      (0.20)      (0.08)         --
In excess of net realized gains                 (0.04)         --          --          --          --
-----------------------------------------------------------------------------------------------------------
 Total Distributions:                           (0.58)      (1.82)      (0.46)      (0.31)      (0.05)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       2.15        1.88       (0.36)       0.63        0.41
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $14.71      $12.56      $10.68      $11.04      $10.41
===========================================================================================================
TOTAL RETURN                                    22.18%      36.23%       0.86%       9.11%       4.55% **
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)              $243,438    $183,877    $245,550    $233,451  $153,431
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                          1.91%       2.14%       2.32%       2.18%       2.65% *
 Net investment income excluding
   reimbursement/waiver                          1.81%       2.14%       2.32%       2.18%       2.65% *
 Operating expenses including
   reimbursement/waiver                          0.49%       0.56%       0.58%       0.65%       0.13% **
 Operating expenses excluding
   reimbursement/waiver                          0.59%       0.56%       0.58%       0.65%       0.13% **
Portfolio turnover rate                             2%          3%         50%          1%          0%
Average commission rate paid(2)                $0.0496         --          --          --          --
-----------------------------------------------------------------------------------------------------------


*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Institutional Class commenced operations on November 2, 1992.

(2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                                  FUND CHOICES

  ----------------------------------------------------------------------------
                            WHAT FUNDS ARE OFFERED?


The Trust currently offers the four stock funds described below. Each Fund's investment objective is considered "fundamental" and may not be changed by a Fund without the approval of its shareholders.


                             GROWTH AND INCOME FUND

OBJECTIVE: The Fund's primary objective is long-term capital growth with current income as a secondary goal.


PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in U.S. companies with at least $100 million in net capitalization which are listed on the NYSE or American Stock Exchange or are traded over the counter. The Fund intends to invest in companies which Old Kent believes have potential primarily for capital growth and secondarily for income, and which may potentially provide a return greater than the S&P 500. Up to 10% of the Fund's assets may also be invested in foreign securities and American Depository Receipts ("ADRs"). A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock. The Fund will purchase only convertible bonds having a rating in one of the four highest rating categories by a nationally recognized statistical rating organization or those which, if not rated, are of comparable quality as determined by Old Kent. Bonds in the fourth highest rating category may have speculative characteristics. See Appendix A to the SAI for more information regarding the quality and rating of convertible bonds acquired by the Fund. The Fund expects current income mainly from stock dividends and interest on convertible bonds.


                           SMALL COMPANY GROWTH FUND

OBJECTIVE: The Fund seeks long-term capital appreciation by investing in equity securities of small companies.


PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in a diverse group of small U.S. companies, which are companies whose market capitalizations are less than $1 billion. The Fund intends to purchase common stock issued by companies that meet the above criteria. Old Kent may elect to exclude an eligible company from the Fund's portfolio if it believes the company is in financial difficulty. Old Kent will consider selling a stock if the issuer's market capitalization increases to the point that it is ranked in the top half of all NYSE companies. The Fund may also purchase stocks which are listed on other U.S. securities exchanges or which are traded over the counter.

                           INTERNATIONAL GROWTH FUND

OBJECTIVE: The Fund seeks long-term growth of capital and additional diversification for U.S. investors by investing in a varied portfolio of foreign equity securities.


PRINCIPAL INVESTMENTS: The Fund will invest mostly in common and preferred stocks. Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in at least 3 countries other than the U.S., including (but not limited to) Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund uses the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index") as its benchmark for performance. Old Kent believes that the EAFE Index is generally representative of the performance of the common stocks of large companies in industrialized countries traded outside of the United States taken as a whole. Stocks are included in the EAFE Index based on national and industry representation and are weighted according to their relative market values. In allocating the Fund's portfolio between different countries, Old Kent will consider a country's Gross Domestic Product compared with that of other industrialized countries (other than the United States), as well as a country's weighting in the EAFE Index, and will from time to time shift the allocation of the Fund's assets from countries that it considers overvalued to countries that it considers undervalued. The Fund may also invest in ADRs and enter into currency and other futures contracts and related options for hedging purposes.


                               INDEX EQUITY FUND

OBJECTIVE: The Fund seeks investment results which mirror the capital performance and dividend income of the S&P 500.

PRINCIPAL INVESTMENTS: The Fund invests in common stock issued by the companies comprising the S&P 500 in approximately the same proportions as which such companies comprise the S&P 500. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 stocks, or may be invested in stocks in different proportions than the S&P 500, especially when the Fund has a low level of assets. Old Kent will generally try to match the industry composition of the S&P 500 exactly. The Fund also will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 0.95 (not accounting for expenses). A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P
500. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets and the level of the Fund's assets.

  ----------------------------------------------------------------------------
                    WHAT INSTRUMENTS DO THE FUNDS INVEST IN?


The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.



Each Fund will invest primarily in COMMON STOCK. The value of shares of common stock will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Common stockholders only have rights to value in the company after all debts have been paid and payments to preferred shareholders have been made, and common stockholders could lose their entire investment in a company that encounters financial difficulty.

Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations which are rated A or better by Standard & Poor's Rating Group or Moody's Investors Service, Inc., and short-term securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities. When Old Kent determines that market conditions are appropriate, each Fund other than Index Equity Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. If a Fund is investing defensively, it will not be pursuing its investment objective. It is not expected that the Funds will invest to a significant extent, or on a routine basis, in U.S. Government securities.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates.

Each Fund may also borrow money for temporary or emergency purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid assets equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower becomes insolvent or declares bankruptcy.

The Funds may purchase AMERICAN DEPOSITORY RECEIPTS, which are receipts, usually issued by a U.S. bank or trust company, which represent ownership of underlying foreign securities held on deposit. Many of the risks associated with foreign securities, which are mentioned below, may also apply to ADRs.

Each Fund may agree to purchase SECURITIES FOR FUTURE DELIVERY, sometimes a month or more after the date of the agreement. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. The Funds do not intend to purchase securities for future delivery for speculative purposes.


The Funds may also purchase WARRANTS, which are rights to purchase securities at a specific price over a specific period of time.


Each Fund may buy OPTIONS giving it the right to require a buyer to buy securities held by the Fund (put options) or buy options giving it the right to require a seller to sell securities to the Fund (call options) during a set time period at a set price. A Fund may also sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer (put options) and options giving a buyer the right to require the Fund to sell securities to the buyer (call options). These options will relate to stock indices, individual securities and, with respect to the International Growth Fund, foreign currencies. These options will be used only for hedging purposes; that is, to try to reduce potential losses to the Fund due to currency or market value fluctuations or other factors. A Fund will not purchase put or call options where the aggregate premiums on outstanding options exceed 5% of the Fund's net assets and will not write options on more than 25% of the value of its net assets.



The Funds may also purchase FUTURES CONTRACTS, which are contracts in which a Fund agrees, at maturity, to take or make delivery of certain securities, the cash value of a specified stock index or, in the case of the International Growth Fund, a stated quantity of foreign currency. The Funds may also purchase and sell put and call options on futures contracts traded on an exchange or board of trade. Futures may be used for hedging purposes or to provide liquid assets. A Fund will not enter into a futures contract unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions plus premiums paid for related options is less than 5% of the Fund's net assets.


OPTIONS AND FUTURES are types of derivative instruments, which are instruments that derive their value from a different underlying security, index or financial indicator. Options and futures trading activities are very specialized and may entail higher than ordinary investment risks. Such risks include that the value of the securities to be bought or sold under the option or futures contract or the currency exchange rate being hedged against does not move in the direction predicted by Old Kent, causing a potential loss to a Fund. The risks of options and futures are described in more detail in the SAI.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The International Growth Fund may try to offset the impact of changes in currency exchange rates by entering into CURRENCY HEDGES such as forward currency exchange contracts and currency swaps. A forward currency exchange contract is an obligation of the Fund to purchase or sell a specific currency or currencies at a future date at a set price. Such contracts may decrease the loss to the Fund due to a drop in the value of a foreign currency, but they also limit gains if the value of the foreign currency increases. The Fund may engage in cross-hedging by using forward contracts in one foreign currency to hedge against fluctuations in the value of securities denominated in a different currency if Old Kent believes there is a pattern of correlation between the two currencies. The Fund may also enter into forward currency exchange contracts relating to a "basket" consisting of specified amounts of more than one currency. This particular type of contract will be used to hedge against fluctuations in more than one currency through the purchase of a single forward currency exchange contract. It is possible that the composition of the "basket" will not match exactly the Fund's exposure to each of the currencies in the basket. In a currency swap, the International Growth Fund will exchange with another party the right to make or receive payments in certain foreign currencies.


The investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a "majority" (as defined in the SAI) of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, a Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, a Fund cannot invest more than 25% of its total assets in a single industry, nor can they hold more than 10% of the voting securities of any issuer. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevent the Funds from significantly leveraging their assets.

3. Each Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities.


  ----------------------------------------------------------------------------
                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio containing many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in stocks, rises and falls in the stock market in general, as well as the particular stocks held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The NAV of the Funds will change daily and you might not recoup the amount you invest in the Funds. The Funds are not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

                           SMALL COMPANY GROWTH FUND


Old Kent believes that smaller companies can provide greater growth potential and potentially higher returns than larger, older firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for the Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.


                           INTERNATIONAL GROWTH FUND

Investing in the International Growth Fund, with its internationally varied portfolio, may involve more risk than investing in a U.S. equity fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country. The Fund may at times invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country will cause the Fund's performance to be particularly vulnerable to the political and economic climate of that country.

                                  PERFORMANCE

  ----------------------------------------------------------------------------
                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for Investment Shares and Institutional Shares.


One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in a Fund over a stated period of time and takes into account reinvested dividends. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of such amount, taking into account reinvested dividends.

Investment Shares have higher fees and expenses than Institutional Shares, so the total return of Investment Shares will be lower than that of Institutional Shares.


You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500, the Russell 2000 Index and the EAFE Index. These indices show the value of selected portfolios of stocks (assuming reinvestment of dividends) which are not managed by a portfolio manager. The Funds may also report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

  ----------------------------------------------------------------------------
                      WHERE CAN I OBTAIN PERFORMANCE DATA?


The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

                              EXPENSE INFORMATION


  ----------------------------------------------------------------------------
                         WHAT ARE THE FUNDS' EXPENSES?

A pro rata portion of certain expenses of the Trust are allocated to each Fund and to each class of shares and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. BISYS is entitled to receive, for its administration services, an annual fee equal to 0.185% of the aggregate net assets of the Trust up to $5 billion; 0.165% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.135% of the Trust's aggregate net assets over $7.5 billion; provided, however, that such annual fee shall be subject to an annual minimum of $45,000 per fund that is applicable to certain funds of the Trust.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund, and received from each Fund during the fiscal year ended December 31, 1996, an annual advisory fee at the following rates, calculated daily and paid monthly, based on each Fund's average daily net assets: Growth and Income Fund, 0.70%; Small Company Growth Fund, 0.70%; International Growth Fund, 0.75%; and Index Equity Fund, 0.30%. The advisory fee payable by the International Growth Fund is higher than most mutual funds, but comparable to other global and international funds. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Trust's Distribution Plan. The Distribution Plan provides that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Funds would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse the Distributor for any distribution expenses in excess of the payments received by the Distributor under the Distribution Plan or for its overhead expenses.

                              PURCHASES OF SHARES

  ----------------------------------------------------------------------------
                      WHO MAY WANT TO INVEST IN THE FUNDS?


Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are equity funds, are designed for investors who desire potentially high capital appreciation with moderate to low income and who can accept short-term fluctuations in the market in exchange for potentially greater returns over the long term. Investors who have a short time horizon for their investments may wish to invest in other portfolios of the Trust which are designed for short-term investors.

  ----------------------------------------------------------------------------
                          WHEN CAN I PURCHASE SHARES?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Funds' custodian (the "Custodian"), are open for business.


  ----------------------------------------------------------------------------
                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

  ----------------------------------------------------------------------------
                           HOW CAN I PURCHASE SHARES?


                               INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

 THROUGH A BROKER. Any broker authorized by the Distributor can sell you Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

 BY MAIL. You may open an account by mailing a completed application and a check (payable to the applicable Fund) to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

 BY TELEPHONE. You may call 1-800-633-KENT (5368) to open an account and electronically transfer money to the account, followed by a completed application.

 BY CHECK. Subsequent purchases of Investment Shares can be made by mailing a check to the address listed above.

 BY FEDERAL FUNDS WIRE. Subsequent purchases of Investment Shares can be made via a federal funds wire. You should call 1-800-633-KENT (5368) for complete wire instructions. You should be aware that banks may charge fees for sending wires. The

 Distributor has the right to charge fees for receiving wires, although it does not currently do so.

 BY AUTOMATED CLEARING HOUSE. Subsequent purchases of Investment Shares can be made via Automated Clearing House. Call 1-800-633-KENT (5368) to request the forms necessary to establish Automated Clearing House purchases.

 THROUGH AN AUTOMATIC INVESTMENT PLAN.

   1. Call 1-800-633-KENT (5368) to establish an Automatic Investment Plan.
   2. Invest at least $1,000 in an Investment Share account.
   3. On the fifth day of each month, your checking account will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

   To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368), or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 at least five days before a scheduled investment.

 THROUGH DIRECT DEPOSIT. You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks. Call 1-800-633-KENT
 (5368) to receive the necessary form.

 THROUGH A TAX-SHELTERED PLAN. Investment Shares of the Funds may be purchased through IRAs and Rollover IRAs, which are available through the Trust. For details and application forms, call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

                              INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.
2.  Wire federal funds no later than the day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until the Trust receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Trust. You may obtain information on how to wire funds from any national bank and certain state banks.

                               EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the shares of the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?" To effect an exchange:

1. Call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 to obtain a prospectus for the new fund prior to the exchange.

2. Call or write as indicated in 1. above to place an order to exchange shares. Purchases of shares of a new fund must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Time, the order will not be executed until the next business day.

3. If a shareholder does not have an account with the new fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the Trust to change the option.

IMPORTANT INFORMATION ABOUT EXCHANGES. IF SHARES OF A FUND ARE PURCHASED BY CHECK, SUCH SHARES CANNOT BE EXCHANGED UNTIL SUCH CHECK HAS BEEN COLLECTED. THIS COULD TAKE 10 DAYS OR MORE. THE TRUST MAY DISALLOW EXCHANGES OF SHARES IF A SHAREHOLDER HAS MADE MORE THAN FIVE EXCHANGES BETWEEN INVESTMENT PORTFOLIOS OFFERED BY THE TRUST IN A YEAR, OR MORE THAN THREE EXCHANGES IN A CALENDAR QUARTER. ALTHOUGH UNLIKELY, THE TRUST MAY REJECT ANY EXCHANGES OR CHANGE OR TERMINATE RIGHTS TO EXCHANGE SHARES. THE EXCHANGE PRIVILEGE IS AVAILABLE ONLY IN STATES WHERE SHARES OF THE NEW FUND MAY BE SOLD.

In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned. Institutional Shares of a Fund may be exchanged for Investment Shares of the same Fund when the Institutional Shares are distributed to the underlying beneficial owners of trust accounts, 401(k) plans and other fiduciary or agency accounts.

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. The Distributor may require additional documents prior to accepting a purchase, redemption or exchange.

SHAREHOLDER SERVICES. FOR FURTHER INFORMATION ON ALL SHAREHOLDER SERVICES, CALL 1-800-633-KENT (5368) OR WRITE TO: THE KENT FUNDS, P.O. BOX 182201, COLUMBUS, OHIO 43218-2201.

  ----------------------------------------------------------------------------
                        WHAT PRICE DO I PAY FOR SHARES?


Shares are sold at the "net asset value next determined" by the Funds. This term is explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.


NET ASSET VALUE ("NAV"). Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the value of securities.

                         REDEMPTIONS (SALES) OF SHARES

  ----------------------------------------------------------------------------
                           WHEN CAN I REDEEM SHARES?


You can redeem shares on any day that both the NYSE and the Custodian are open for business. Shares will not be redeemed by a Fund unless all required documents have been received by the Trust. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.


  ----------------------------------------------------------------------------
                            HOW CAN I REDEEM SHARES?

                               INVESTMENT SHARES

Investment Shares may be redeemed in several ways.


 BY MAIL. You may mail your redemption notice to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201. The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Trust together with the written redemption notice.

IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES FOR INVESTMENT SHARES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE TRUST, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE TRUST CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.



 BY TELEPHONE. You can redeem up to $50,000 worth of Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.



 THROUGH A BROKER. Investment Shares can be redeemed through a broker. The broker should send the redemption notice and any other required documents to the Trust, which will send the proceeds to the broker or directly to you, at your option. The Trust does not charge a fee for this service, but the broker might.



 THROUGH AN AUTOMATIC WITHDRAWAL PLAN. Under the Plan, a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account application.

                              INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

                         GENERAL REDEMPTION INFORMATION


DURING PERIODS OF UNUSUAL MARKET ACTIVITY IT MAY BE DIFFICULT TO REACH THE TRUST BY TELEPHONE. IN SUCH CASES, SHAREHOLDERS SHOULD FOLLOW THE PROCEDURES FOR REDEEMING BY MAIL OR THROUGH A BROKER. NEITHER THE TRUST NOR ANY OF ITS SERVICE PROVIDERS WILL BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNLESS IT ACTS WITH WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE. IN THIS REGARD THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY PROCEDURES DESIGNED TO PROVIDE REASONABLE ASSURANCE THAT INSTRUCTIONS BY TELEPHONE ARE GENUINE. SUCH PROCEDURES WILL INCLUDE THE REQUIREMENT THAT PERSONAL IDENTIFICATION BE PROVIDED BEFORE ACCEPTING A TELEPHONE REDEMPTION.


EACH FUND RESERVES THE RIGHT TO REDEEM AN ACCOUNT IF ITS VALUE FALLS BELOW $1,000 ($100 FOR IRA ACCOUNTS) FOR INVESTMENT SHARES AND $100,000 FOR INSTITUTIONAL SHARES AS A RESULT OF REDEMPTIONS (BUT NOT AS A RESULT OF A DECLINE IN NET ASSET VALUE). A SHAREHOLDER WILL BE NOTIFIED IN WRITING AND ALLOWED 60 DAYS TO INCREASE THE VALUE OF THE ACCOUNT TO THE MINIMUM INVESTMENT LEVEL.

  ----------------------------------------------------------------------------
                      WHAT PRICE DO I RECEIVE FOR SHARES?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares -- What Price Do I Pay for Shares?" for an explanation of how the NAV next determined is calculated.

  ----------------------------------------------------------------------------
                     WHEN WILL I RECEIVE REDEMPTION MONEY?


Redemption proceeds are typically sent to shareholders within seven business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 10 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

                            STRUCTURE AND MANAGEMENT
                                  OF THE FUNDS

  ----------------------------------------------------------------------------
                         HOW ARE THE FUNDS STRUCTURED?


The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has 14 portfolios, each of which offers two classes of shares.


  ----------------------------------------------------------------------------
                      WHO MANAGES AND SERVICES THE FUNDS?


INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.


Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.


Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 21 years of investment experience and has served in various management positions with Old Kent for the past ten years. Michael A. Petersen, a Vice President in the Investment Management Group, is responsible for investment strategy for the Funds and is co-portfolio manager for each Fund. Mr. Petersen has over nine years of investment experience with Old Kent. Mr. Petersen has managed all of the Funds since their inception. David
C. Eder, an Investment Officer in the Investment Management Group is co-portfolio manager for each Fund. Mr. Eder has over four years of investment experience with Old Kent and, prior to his current position, worked as a Programmer Analyst for Old Kent. He has been co-portfolio manager of the International Growth Fund and the Index Equity Fund since January, 1995. He has been co-portfolio manager of the Growth and Income Fund and the Small Company Growth Fund since August, 1996.


Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of the Funds sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.


Commencing on June 1, 1997, Old Kent is expected to also provide certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.



ADMINISTRATOR. BISYS provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTOR. BISYS is also the distributor of the Funds' shares. BISYS may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. BISYS may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, BISYS may similarly provide financial assistance in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.


  ----------------------------------------------------------------------------
                   WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Trust will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  ----------------------------------------------------------------------------
               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?


Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare and pay dividends monthly (with the exception of the International Growth Fund which pays such dividends annually). Each Fund will distribute realized long-term capital gains, if any, at least once a year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.


  ----------------------------------------------------------------------------
                        HOW WILL DISTRIBUTIONS BE MADE?


Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT (5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.


  ----------------------------------------------------------------------------
         WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code, they generally will not be required to pay Federal income taxes on their income and capital gains. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared.

When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier distribution.

You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.


Dividends and certain interest income from foreign securities earned by the Growth and Income Fund and International Growth Fund may be subject to foreign withholding or other taxes. In certain circumstances, the International Growth Fund may choose to treat certain foreign taxes paid by it as paid by its shareholders, in which case you may either credit such taxes against your income tax liabilities or deduct such taxes from your taxable income.


You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

THIS SECTION CONTAINS A BRIEF SUMMARY OF THE TAX IMPLICATIONS OF OWNERSHIP OF THE FUNDS' SHARES. A LENGTHIER DESCRIPTION OF TAXES IS CONTAINED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING THE IMPACT OF OWNING THE FUNDS' SHARES ON YOUR OWN PERSONAL TAX SITUATION, INCLUDING THE APPLICABILITY OF ANY STATE AND LOCAL TAXES.

                             ADDITIONAL INFORMATION

-------------------------------------------------------------------------------
     WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?


For more information, call 1-800-633-KENT (5368) or write to the Funds at: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.


EXCEPT AS OTHERWISE STATED IN THIS PROSPECTUS OR REQUIRED BY LAW, THE TRUST RESERVES THE RIGHT TO CHANGE THE TERMS OF ANY OFFER STATED IN THIS PROSPECTUS WITHOUT SHAREHOLDER APPROVAL, INCLUDING THE RIGHT TO CHARGE CERTAIN FEES FOR SERVICES PROVIDED. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.


                INVESTMENT ADVISER:              DISTRIBUTOR:
                   Old Kent Bank             BISYS Fund Services
            Grand Rapids, Michigan 49503      3435 Stelzer Road
                                           Columbus, OH 43219-3035


                   This investment is not an obligation of or guaranteed
                   by any bank, is not FDIC insured, and involves investment
[FDIC LOGO]        risks including the possible loss of principal.



    KKF-0393                                                            5/97

                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.



                                  PROSPECTUS
                       INSTITUTIONAL/INVESTMENT SHARES
                                  May 1, 1997



                         The Kent Short Term Bond Fund

                        The Kent Intermediate Bond Fund

                              The Kent Income Fund

                               [LOGO-Bond.eps]

                                 THE KENT FUNDS

                                   Prospectus
                               Dated May 1, 1997


   THIS PROSPECTUS RELATES TO THE FOLLOWING FIXED INCOME FUNDS (THE "FUNDS"):

THE KENT SHORT TERM BOND FUND seeks current income, consistent with the preservation of capital, through investments in a limited range of investment quality fixed income securities. The Fund maintains a dollar-weighted average maturity between one and three years.

THE KENT INTERMEDIATE BOND FUND seeks current income, consistent with the preservation of capital, through investments in a broad range of investment quality debt securities. The Fund maintains a dollar-weighted average maturity between three and ten years.

THE KENT INCOME FUND seeks a high level of current income, consistent with the preservation of capital, through investments in a broad range of investment quality debt securities. The Fund maintains a dollar-weighted average maturity between seven and twenty years.

This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1997 with the Securities and Exchange Commission, which, as supplemented from time to time, is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FUNDS' INVESTMENT ADVISER OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. OLD KENT BANK RECEIVES FEES FROM THE FUNDS FOR ADVISORY AND CERTAIN OTHER SERVICES.

                                 THE KENT FUNDS
                                P.O. Box 182201
                           Columbus, Ohio 43218-2201


                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                             1-800-633-KENT (5368)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

HIGHLIGHTS
What are the key facts regarding the Funds?....................................3


FINANCIAL INFORMATION
What are the Funds' fees and expenses?.........................................5



FINANCIAL HIGHLIGHTS...........................................................6


FUND CHOICES
What Funds are offered?.......................................................11
What instruments do the Funds invest in?......................................12
What are the risks of investing in the Funds?.................................14

PERFORMANCE
How is the Funds' performance calculated?.....................................15
Where can I obtain performance data?..........................................15

EXPENSE INFORMATION
What are the Funds' expenses?.................................................16

PURCHASES OF SHARES
Who may want to invest in the Funds?..........................................17
When can I purchase shares?...................................................17
What is the minimum required investment?......................................17
How can I purchase shares?....................................................17

What price do I pay for shares?...............................................20


REDEMPTIONS (SALES) OF SHARES
When can I redeem shares?.....................................................21
How can I redeem shares?......................................................21
What price do I receive for shares?...........................................22
When will I receive redemption money?.........................................22

STRUCTURE AND MANAGEMENT OF THE FUNDS
How are the Funds structured?.................................................23
Who manages and services the Funds?...........................................23
What are my rights as a Fund shareholder?.....................................24

DIVIDENDS, DISTRIBUTIONS AND TAXES
When will I receive distributions from the Funds?.............................25
How will distributions be made?...............................................25
What are the tax implications of my investments in the Funds?.................25

ADDITIONAL INFORMATION
Where do I get additional information about my account and the Funds?.........26

                                   HIGHLIGHTS

   -------------------------------------------------------------------------
                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are The Kent Funds?


A: The Kent Funds (the "Trust") is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Short Term Bond Fund, Intermediate Bond Fund and Income Fund. See "Fund Choices -- What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Money Market Fund, The Kent Government Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT (5368).


Q: Who advises the Funds?


A: The Funds are managed by Old Kent Bank ("Old Kent"), an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. See "Structure and Management of the Funds -- Who Manages and Services the Funds?"


Q: What advantages do the Funds offer?


A: The Funds offer investors the opportunity to invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of fourteen mutual funds should your investment goals change.


Q: How does someone buy and redeem shares?


A: The Funds are distributed by BISYS Fund Services ("BISYS" or the "Distributor") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with the Distributor, or by completing an application and mailing it directly to the Trust with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call the Trust toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares." For information on how to redeem your shares, see "Redemptions (Sales) of Shares."


Q: When are dividends paid?

A: Dividends of each Fund's net investment income are declared and paid monthly. Net realized capital gains of the Funds are distributed at least annually. See "Dividends, Distributions and Taxes."

Q: What shareholder privileges are offered by the Trust?

A: Investors may exchange shares of a Fund having a value of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares -- How Can I Purchase Shares?"

Q: What are the potential risks presented by the Funds' investment practices?


A: Investing in the Funds involves the risks common to any investment in securities. The net asset value ("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The market value of fixed income securities, which will constitute substantially all of each Fund's investments, will generally vary inversely with changes in prevailing interest rates. Longer term bond funds are generally more sensitive to interest rate changes than shorter term bond funds. The Funds will invest in investment grade securities or unrated securities deemed to be of comparable quality by Old Kent. Debt obligations rated in the lowest of the four investment grade categories are considered to have speculative characteristics. The Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund Choices -- What Funds are Offered?" and " -- What are the Risks of Investing in the Funds?"

                             FINANCIAL INFORMATION

  ----------------------------------------------------------------------------
                     WHAT ARE THE FUNDS' FEES AND EXPENSES?

                                   FEE TABLE


The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" for more information regarding such costs and expenses.



-----------------------------------------------------------------------------------------------

                                        SHORT TERM        INTERMEDIATE            INCOME
                                         BOND FUND          BOND FUND              FUND
                                     ----------------------------------------------------------
                                     Invest-  Institu-  Invest-  Institu-   Invest-    Institu-
                                       ment    tional    ment     tional      ment      tional
                                      Shares   Shares   Shares    Shares     Shares     Shares
=============================================================================================

 SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------------------------
 Maximum Sales Charge on Purchases     None     None     None      None       None       None
=============================================================================================
 ANNUAL FUND OPERATING EXPENSES(1)
 (as a % of average net assets)
---------------------------------------------------------------------------------------------
 Management Fees                      0.50%    0.50%     0.55%     0.55%     0.60%      0.60%
---------------------------------------------------------------------------------------------
 12b-1 Fees(2)                        0.15%     None     0.25%     None      0.25%       None
---------------------------------------------------------------------------------------------
 Other Expenses                       0.22%    0.22%     0.22%     0.22%     0.23%      0.23%
---------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES        0.87%    0.72%     1.02%     0.77%     1.08%      0.83%
---------------------------------------------------------------------------------------------



(1) Expense ratios for each Fund are based on amounts incurred for the fiscal year ended December 31, 1996, restated in the case of the Short Term Bond Fund, to reflect current fees and expenses. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.



(2) Investment Shares may pay 12b-1 fees of up to 0.25% (on an annualized basis). As a result of the payment of 12b-1 fees, long-term Investment class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(i) 5% annual return and (ii) redemption at the end of each period:


-----------------------------------------------------------------------------------------------
                                        SHORT TERM        INTERMEDIATE            INCOME
                                         BOND FUND          BOND FUND              FUND
                                     ----------------------------------------------------------
                                     Invest-  Institu-  Invest-  Institu-   Invest-    Institu-
                                       ment    tional    ment     tional      ment      tional
                                      Shares   Shares   Shares    Shares     Shares     Shares
---------------------------------------------------------------------------------------------
 One Year                               $9       $7       $10       $8        $11         $8
---------------------------------------------------------------------------------------------
 Three Years                           $28      $23       $32       $25       $34        $26
---------------------------------------------------------------------------------------------
 Five Years                            $48      $40       $56       $43       $60        $46
---------------------------------------------------------------------------------------------
 Ten Years                             $107     $89      $125       $95       $132       $103
---------------------------------------------------------------------------------------------


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the SAI. These tables should be read in conjunction with the Funds' financial statements and the related notes. Additional information concerning the performance of the Funds is contained in their annual report. Both the SAI and the Funds' annual report can be obtained without charge by calling 1-800-633-KENT (5368).


                              SHORT TERM BOND FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INVESTMENT SHARES
--------------------------------------------------------------------------------------------------------
                                                                Year ended December 31,
                                                --------------------------------------------------------
                                                1996       1995       1994        1993       1992(1)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.95      $9.52      $9.91      $10.02       $9.99
-------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.59       0.52       0.47        0.38        0.02
Net realized and unrealized
  gain (loss) on investments                    (0.20)      0.44      (0.37)      (0.08)       0.01
------------------------------------------------------------------------------------------------------
  Total from Investment Operations:              0.39       0.96       0.10        0.30        0.03
------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                           (0.54)     (0.53)     (0.48)      (0.41)         --
In excess of net investment income              (0.06)        --      (0.01)         --          --
-----------------------------------------------------------------------------------------------------
  Total Distributions:                          (0.60)     (0.53)     (0.49)      (0.41)         --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value      (0.21)      0.43      (0.39)      (0.11)       0.03
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $9.74      $9.95      $9.52       $9.91      $10.02
====================================================================================================
TOTAL RETURN(2)                                  4.06%     10.30%      1.01%       3.04%       0.30%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)               $1,667     $1,634     $1,649     $1,427        $111
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                         6.02%      5.40%      4.79%       3.91%       3.31%*
  Net investment income excluding
    reimbursement/waiver                         5.91%         +          +           +           +
  Operating expenses including
    reimbursement/waiver                         0.85%      0.91%      0.74%       1.24%       0.12%**
  Operating expenses excluding
    reimbursement/waiver                         0.96%         +          +           +           +
Portfolio turnover rate                            32%        75%        56%         50%          5%
------------------------------------------------------------------------------------------------------


*  Annualized.
** Not Annualized.
+  During the period, there were no waivers or reimbursements.
(1) The Investment Class date of initial public investment was December 4, 1992.
(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------
                                                           Year ended December 31,
                                        -------------------------------------------------------------
                                          1996        1995        1994        1993      1992(1)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $9.96       $9.52       $9.91       $9.99      $10.00
----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                       0.61        0.55        0.48        0.42        0.07
Net realized and unrealized
  gain (loss) on investments               (0.21)       0.43       (0.38)      (0.09)      (0.01)
---------------------------------------------------------------------------------------------------
  Total from Investment Operations:         0.40        0.98        0.10        0.33        0.06

---------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                      (0.61)      (0.54)      (0.49)      (0.41)      (0.07)
In excess of net investment income            --          --         ***          --         ***
--------------------------------------------------------------------------------------------------
  Total Distributions:                     (0.61)      (0.54)      (0.49)      (0.41)      (0.07)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value                                    (0.21)       0.44       (0.39)      (0.08)      (0.01)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $9.75       $9.96       $9.52       $9.91       $9.99
==================================================================================================
TOTAL RETURN                                4.22%      10.53%       1.03%       3.36%       0.53%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)       $235,430    $310,680    $176,765    $255,892    $186,124
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                    6.17%       5.60%       4.75%       4.24%       4.05%*
  Net investment income excluding
    reimbursement/waiver                    6.17%          +           +           +           +
  Operating expenses including
    reimbursement/waiver                    0.70%       0.77%       0.73%       0.81%       0.14%**
  Operating expenses excluding
    reimbursement/waiver                    0.70%          +           +           +           +
Portfolio turnover rate                       32%         75%         56%         50%          5 %
-------------------------------------------------------------------------------------------------


*   Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
+   During the period, there were no waivers or reimbursements.
(1)  The Institutional Class commenced operations on November 2, 1992.

                             INTERMEDIATE BOND FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INVESTMENT SHARES
-----------------------------------------------------------------------------------------------------


                                                                Year ended December 31,
                                                  ---------------------------------------------------
                                                   1996      1995      1994      1993     1992(1)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.14     $9.32    $10.19    $10.03     $9.98
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                               0.58      0.61      0.57      0.47      0.03
Net realized and unrealized
  gain (loss) on investments                       (0.32)     0.82     (0.87)     0.34      0.02
-----------------------------------------------------------------------------------------------------
  Total from Investment Operations:                 0.26      1.43     (0.30)     0.81      0.05
-----------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                              (0.57)    (0.61)    (0.54)    (0.46)       --
In excess of net investment income                 (0.05)       --     (0.01)    (0.05)       --
Net realized gains on investments                     --        --     (0.02)    (0.14)       --
-----------------------------------------------------------------------------------------------------
  Total Distributions:                             (0.62)    (0.61)    (0.57)    (0.65)       --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         (0.36)     0.82     (0.87)     0.16      0.05
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $9.78    $10.14     $9.32    $10.19    $10.03
=====================================================================================================
TOTAL RETURN(2)                                     2.76%    15.76%    (3.01)%    8.19%     0.50%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                 $7,327    $6,862    $9,196    $4,966      $174
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                            5.92%     6.24%     5.94%     4.75%     4.94%*
  Net investment income excluding
    reimbursement/waiver                            5.91%        +         +         +         +
  Operating expenses including
    reimbursement/waiver                            1.02%     1.01%     0.81%     1.13%     0.16%**
  Operating expenses excluding
    reimbursement/waiver                            1.03%        +         +         +         +
Portfolio turnover rate                              135%      166%      124%      126%        1%
-----------------------------------------------------------------------------------------------------


*  Annualized.
** Not Annualized.
+  During the period, there were no waivers or reimbursements.
(1) The Investment Class date of initial public investment was November 25, 1992.
(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------
                                                           Year ended December 31,
                                        -------------------------------------------------------------
                                          1996        1995        1994        1993      1992(1)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.12       $9.29      $10.18      $10.00      $10.00
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                       0.60        0.65        0.56        0.51        0.08
Net realized and unrealized
  gain (loss) on investments               (0.32)       0.81       (0.88)       0.32         ***
-----------------------------------------------------------------------------------------------------
  Total from Investment Operations:         0.28        1.46       (0.32)       0.83        0.08
-----------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                      (0.61)      (0.63)      (0.54)      (0.51)      (0.08)
In excess of net investment income         (0.03)         --       (0.01)        ***         ***
Net realized gains on investments             --          --       (0.02)      (0.14)         --
-----------------------------------------------------------------------------------------------------
  Total Distributions:                     (0.64)      (0.63)      (0.57)      (0.65)      (0.08)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value                                    (0.36)       0.83       (0.89)       0.18          --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $9.76      $10.12       $9.29      $10.18      $10.00
=====================================================================================================
TOTAL RETURN                                3.01%      16.18%      (3.19)%      8.42%       0.83%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)       $769,395    $854,801    $977,865    $434,264    $203,129
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                    6.18%       6.50%       6.03%       5.03%       5.32%*
  Net investment income excluding
    reimbursement/waiver                    6.17%          +           +           +           +
  Operating expenses including
    reimbursement/waiver                    0.77%       0.77%       0.80%       0.85%       0.15%**
  Operating expenses excluding
    reimbursement/waiver                    0.78%          +           +           +           +
Portfolio turnover rate                      135%        166%        124%        126%          1%
-----------------------------------------------------------------------------------------------------


*   Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
+   During the period, there were no waivers or reimbursements.
(1)  The Institutional Class commenced operations on November 2, 1992.

                                  INCOME FUND
                (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       INVESTMENT          INSTITUTIONAL SHARES
                                                         SHARES
-----------------------------------------------------------------------------------------------------
                                                       Year ended          Year ended December
                                                      December 31,                 31,
                                                    ----------------       --------------------
                                                     1996     1995(1)        1996      1995(2)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.82    $10.00         $10.84      $10.00
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                 0.66      0.52           0.66        0.55
Net realized and unrealized gain (loss) on
  investments                                        (0.56)     0.91          (0.56)       0.92
-----------------------------------------------------------------------------------------------------
  Total from Investment Operations:                   0.10      1.43           0.10        1.47
-----------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                                (0.64)    (0.52)         (0.65)      (0.54)
In excess of net investment income                   (0.09)       --          (0.10)         --
Net realized gain on investments                     (0.03)    (0.09)         (0.03)      (0.09)
-----------------------------------------------------------------------------------------------------
  Total Distributions:                               (0.76)    (0.61)         (0.78)      (0.63)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           (0.66)     0.82          (0.68)       0.84
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.16    $10.82         $10.16      $10.84
=====================================================================================================
TOTAL RETURN(3)                                       1.16%    14.63%**        1.19%      15.05%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                   $2,722    $1,961       $240,060    $126,056
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver                              6.31%     6.40%*         6.57%       6.65%*
  Net investment income excluding
    reimbursement/waiver                              6.31%        +           6.57%          +
  Operating expenses including
    reimbursement/waiver                              1.08%     1.14%*         0.83%       0.91%*
  Operating expenses excluding
    reimbursement/waiver                              1.08%        +           0.83%          +
Portfolio turnover rate                                102%       50%           102%         50%
-----------------------------------------------------------------------------------------------------


*  Annualized.
** Not Annualized.
+  During the period, there were no waivers or reimbursements.
(1) The Investment Class date of initial public investment was March 22, 1995.
(2) The Institutional Class commenced operations on March 20, 1995.
(3) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                                  FUND CHOICES

  ----------------------------------------------------------------------------
                            WHAT FUNDS ARE OFFERED?

The Trust currently offers the three fixed income funds described below.

                           OBJECTIVES AND MATURITIES


Each Fund's investment objective is considered "fundamental" and may not be changed by a Fund without the approval of its shareholders. Each Fund seeks preservation of capital as a secondary goal.


                              SHORT TERM BOND FUND

OBJECTIVE: Seeks current income by investing primarily in a limited range of investment quality fixed income securities.

MATURITY: Expected to hold securities with remaining maturities of five years or less. Will maintain a dollar-weighted average portfolio maturity between one and three years.

                             INTERMEDIATE BOND FUND

OBJECTIVE: Seeks current income by investing primarily in a broad range of investment quality debt securities.

MATURITY: Will maintain a dollar-weighted average portfolio maturity between three and ten years.

                                  INCOME FUND

OBJECTIVE: Seeks a high level of current income by investing in a broad range of investment quality debt securities.

MATURITY: Will maintain a dollar-weighted average portfolio maturity between seven and twenty years.

                              INVESTMENT POLICIES


Under ordinary circumstances, each Fund intends to invest at least 65% of its total assets in debt securities. Debt securities are issued in exchange for money borrowed. Debt securities, other than securities known as zero coupon bonds, pay interest at set times, at either a fixed (set) rate or a variable (changing) rate. Debt securities purchased by the Funds may include corporate debt obligations, U.S. Government securities, stripped securities, variable and floating rate securities, mortgage-backed securities, custodial receipts for Treasury certificates, zero-coupon bonds, asset-backed securities, equipment trust certificates and certain so-called "derivative securities." Each Fund may also invest a portion of its assets in bonds convertible into common stock.



Debt securities in which the Funds may invest will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (for example, BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by

Moody's Investors Service, Inc. ("Moody's")) or, if unrated, will be deemed to be of comparable quality by Old Kent. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. See Appendix A to the SAI for a description of applicable S&P, Moody's and other NRSRO ratings.

When a Fund buys debt securities, Old Kent will consider the NRSRO ratings assigned to such securities. In making its investment decisions, Old Kent will also consider many other factors, including, without limitation, current yield, preservation of capital, potential for realizing capital appreciation, maturity and yield to maturity. Each Fund will adjust its investments in particular securities or in types of securities in response to Old Kent's appraisal of changing economic conditions and trends. A Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what Old Kent believes to be short-term differentials in market values or yield disparities. Subsequent to its purchase by a Fund, a security rated in one of the top four rating categories may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security.

  ----------------------------------------------------------------------------
                    WHAT INSTRUMENTS DO THE FUNDS INVEST IN?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

Each Fund may purchase U.S. GOVERNMENT OBLIGATIONS, which are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such instruments include U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and many other U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds will purchase CORPORATE DEBT SECURITIES, which include corporate bonds, debentures, notes and other similar corporate debt instruments.

The Funds may purchase rated and unrated VARIABLE AND FLOATING RATE INSTRUMENTS. These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments will be determined by Old Kent to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations which are rated A or better by S&P or Moody's, and short-term securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities. When Old Kent determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. Each Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by Old Kent for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates.

Each Fund may also borrow money for temporary or emergency purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid assets equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower becomes insolvent or declares bankruptcy.

The investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a "majority" (as defined in the SAI) of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, a Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, a Fund cannot invest more than 25% of its total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevent the Funds from significantly leveraging their assets.

3. Each Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities.


  ----------------------------------------------------------------------------
                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual debt instruments due to the diversification of investing in a portfolio containing many different debt instruments; however, such diversification does not eliminate all risks. The Funds invest mostly in debt instruments, whose values typically rise when interest rates fall and fall when interest rates rise. Bonds with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates and derivative securities may exhibit greater price variations than ordinary securities.


By itself, no Fund constitutes a balanced investment program. There is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment. When you sell your shares in the Funds, they may be worth more or less than the amount you paid.

                                  PERFORMANCE

  ----------------------------------------------------------------------------
                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for Investment Shares and Institutional Shares.


One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in a Fund over a stated period of time and takes into account reinvested dividends. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of such amount, taking into account reinvested dividends.

Each Fund may also publish its CURRENT YIELD, which is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.


Investment Shares have higher fees and expenses than Institutional Shares, so the yield and total return of Investment Shares will be lower than that of Institutional Shares.


You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.


Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500, Merrill Lynch Bond indices and Lehman Brothers Bond indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may also report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

  ----------------------------------------------------------------------------
                      WHERE CAN I OBTAIN PERFORMANCE DATA?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

                              EXPENSE INFORMATION

  ----------------------------------------------------------------------------
                         WHAT ARE THE FUNDS' EXPENSES?

A pro rata portion of certain expenses of the Trust are allocated to each Fund and to each class of shares and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. BISYS is entitled to receive, for its administration services, an annual fee equal to 0.185% of the aggregate net assets of the Trust up to $5 billion; 0.165% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.135% of the Trust's aggregate net assets over $7.5 billion; provided, however, that such annual fee shall be subject to an annual minimum of $45,000 per fund that is applicable to certain funds of the Trust.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund, and received from each Fund during the fiscal year ended December 31, 1996, an annual advisory fee at the following rates, calculated daily and paid monthly, based on each Fund's average daily net assets: Short Term Bond Fund, 0.50%; Intermediate Bond Fund, 0.55%; and Income Fund, 0.60%. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Trust's Distribution Plan. The Distribution Plan provides that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Funds would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse the Distributor for any distribution expenses in excess of the payments received by the Distributor under the Distribution Plan or for its overhead expenses.

                              PURCHASES OF SHARES

  ----------------------------------------------------------------------------
                      WHO MAY WANT TO INVEST IN THE FUNDS?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are bond funds (also known as fixed income funds), are designed for investors who seek current income but desire potentially higher returns than more conservative fixed rate investments or money market funds. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

  ----------------------------------------------------------------------------
                          WHEN CAN I PURCHASE SHARES?

Shares can be purchased on any day that both the New York Stock Exchange (the "NYSE") and Bankers Trust Company, the Funds' custodian (the "Custodian"), are open for business.

  ----------------------------------------------------------------------------
                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

  ----------------------------------------------------------------------------
                           HOW CAN I PURCHASE SHARES?

                               INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

- THROUGH A BROKER. Any broker authorized by the Distributor can sell you Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

- BY MAIL. You may open an account by mailing a completed application and a check (payable to the applicable Fund) to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

- BY TELEPHONE. You may call 1-800-633-KENT (5368) to open an account and electronically transfer money to the account, followed by a completed application.

- BY CHECK. Subsequent purchases of Investment Shares can be made by mailing a check to the address listed above.

- BY FEDERAL FUNDS WIRE. Subsequent purchases of Investment Shares can be made via a federal funds wire. You should call 1-800-633-KENT (5368) for complete wire instructions. You should be aware that banks may charge fees for sending wires. The Distributor has the right to charge fees for receiving wires, although it does not currently do so.

- BY AUTOMATED CLEARING HOUSE. Subsequent purchases of Investment Shares can be made via Automated Clearing House. Call 1-800-633-KENT (5368) to request the cessary to establish Automated Clearing House purchases.

- THROUGH AN AUTOMATIC INVESTMENT PLAN.

   1. Call 1-800-633-KENT (5368) to establish an Automatic Investment Plan.

   2. Invest at least $1,000 in an Investment Share account.

   3. On the fifth day of each month, your checking account will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

   To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368), or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 at least five days before a scheduled investment.

- THROUGH DIRECT DEPOSIT. You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks. Call 1-800-633-KENT
  (5368) to receive the necessary form.

- THROUGH A TAX-SHELTERED PLAN. Investment Shares of the Funds may be purchased through IRAs and Rollover IRAs, which are available through the Trust. For details and application forms, call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

                                INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

2.  Wire federal funds no later than the day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until the Trust receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Trust. You may obtain information on how to wire funds from any national bank and certain state banks.

                               EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the shares of the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are re-deemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?" To effect an exchange:

1. Call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 to obtain a prospectus for the new fund prior to the exchange.

2. Call or write as indicated in 1. above to place an order to exchange shares. Purchases of shares of a new fund must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Time, the order will not be executed until the next business day.

3. If a shareholder does not have an account with the new fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the Trust to change the option.

IMPORTANT INFORMATION ABOUT EXCHANGES. IF SHARES OF A FUND ARE PURCHASED BY CHECK, SUCH SHARES CANNOT BE EXCHANGED UNTIL SUCH CHECK HAS BEEN COLLECTED. THIS COULD TAKE 10 DAYS OR MORE. THE TRUST MAY DISALLOW EXCHANGES OF SHARES IF A SHAREHOLDER HAS MADE MORE THAN FIVE EXCHANGES BETWEEN INVESTMENT PORTFOLIOS OFFERED BY THE TRUST IN A YEAR, OR MORE THAN THREE EXCHANGES IN A CALENDAR QUARTER. ALTHOUGH UNLIKELY, THE TRUST MAY REJECT ANY EXCHANGES OR CHANGE OR TERMINATE RIGHTS TO EXCHANGE SHARES. THE EXCHANGE PRIVILEGE IS AVAILABLE ONLY IN STATES WHERE SHARES OF THE NEW FUND MAY BE SOLD.

In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned. Institutional Shares of a Fund may be exchanged for Investment Shares of the same Fund when the Institutional Shares are distributed to the underlying beneficial owners of trust accounts, 401(k) plans and other fiduciary or agency accounts.

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. The Distributor may require additional documents prior to accepting a purchase, redemption or exchange.

SHAREHOLDER SERVICES. FOR FURTHER INFORMATION ON ALL SHAREHOLDER SERVICES, CALL 1-800-633-KENT (5368) OR WRITE TO: THE KENT FUNDS, P.O. BOX 182201, COLUMBUS, OHIO 43218-2201.

  ----------------------------------------------------------------------------
                        WHAT PRICE DO I PAY FOR SHARES?

Shares are sold at the "net asset value next determined" by the Funds. This term is explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE ("NAV"). Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the value of securities.

                         REDEMPTIONS (SALES) OF SHARES

  ----------------------------------------------------------------------------
                           WHEN CAN I REDEEM SHARES?

You can redeem shares on any day that both the NYSE and the Custodian are open for business. Shares will not be redeemed by a Fund unless all required documents have been received by the Trust. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.

  ----------------------------------------------------------------------------
                            HOW CAN I REDEEM SHARES?

                               INVESTMENT SHARES

Investment Shares may be redeemed in several ways.

- BY MAIL. You may mail your redemption notice to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201. The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Trust together with the written redemption notice.

IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES FOR INVESTMENT SHARES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE TRUST, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE TRUST CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.

  BY TELEPHONE. You can redeem up to $50,000 worth of Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.

- THROUGH A BROKER. Investment Shares can be redeemed through a broker. The broker should send the redemption notice and any other required documents to the Trust, which will send the proceeds to the broker or directly to you, at your option. The Trust does not charge a fee for this service, but the broker might.

- THROUGH AN AUTOMATIC WITHDRAWAL PLAN. Under the Plan, a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account application.


                              INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

                         GENERAL REDEMPTION INFORMATION

DURING PERIODS OF UNUSUAL MARKET ACTIVITY IT MAY BE DIFFICULT TO REACH THE TRUST BY TELEPHONE. IN SUCH CASES, SHAREHOLDERS SHOULD FOLLOW THE PROCEDURES FOR REDEEMING BY MAIL OR THROUGH A BROKER. NEITHER THE TRUST NOR ANY OF ITS SERVICE PROVIDERS WILL BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNLESS IT ACTS WITH WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE. IN THIS REGARD THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY PROCEDURES DESIGNED TO PROVIDE REASONABLE ASSURANCE THAT INSTRUCTIONS BY TELEPHONE ARE GENUINE. SUCH PROCEDURES WILL INCLUDE THE REQUIREMENT THAT PERSONAL IDENTIFICATION BE PROVIDED BEFORE ACCEPTING A TELEPHONE REDEMPTION.

EACH FUND RESERVES THE RIGHT TO REDEEM AN ACCOUNT IF ITS VALUE FALLS BELOW $1,000 ($100 FOR IRA ACCOUNTS) FOR INVESTMENT SHARES AND $100,000 FOR INSTITUTIONAL SHARES AS A RESULT OF REDEMPTIONS (BUT NOT AS A RESULT OF A DECLINE IN NET ASSET VALUE). A SHAREHOLDER WILL BE NOTIFIED IN WRITING AND ALLOWED 60 DAYS TO INCREASE THE VALUE OF THE ACCOUNT TO THE MINIMUM INVESTMENT LEVEL.

  ----------------------------------------------------------------------------
                      WHAT PRICE DO I RECEIVE FOR SHARES?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares -- What Price Do I Pay for Shares?" for an explanation of how the NAV next determined is calculated.

  ----------------------------------------------------------------------------
                     WHEN WILL I RECEIVE REDEMPTION MONEY?

Redemption proceeds are typically sent to shareholders within seven business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 10 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

                            STRUCTURE AND MANAGEMENT
                                  OF THE FUNDS

  ----------------------------------------------------------------------------
                         HOW ARE THE FUNDS STRUCTURED?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has 14 portfolios, each of which offers two classes of shares.

  ----------------------------------------------------------------------------
                      WHO MANAGES AND SERVICES THE FUNDS?

INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 21 years of investment experience and has served in various management positions with Old Kent for the past ten years. Allan J. Meyers, a Vice President in the Investment Management Group, is Director of fixed income funds. Mr. Meyers has over 13 years of investment experience with Old Kent. Mitchell L. Stapley, a Vice President in the Investment Management Group, is responsible for fixed income investments, and he is the portfolio manager of the Intermediate Bond and the Income Funds, which he has managed since inception, and he is the portfolio manager for the Short Term Bond Fund, which he has managed since November 1996. Mr. Stapley has over ten years of investment experience with Old Kent.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of the Funds sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.

Commencing on June 1, 1997, Old Kent is expected to also provide certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.


ADMINISTRATOR. BISYS provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTOR. BISYS is also the distributor of the Funds' shares. BISYS may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. BISYS may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, BISYS may similarly provide financial assistance in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  ----------------------------------------------------------------------------
                   WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Trust will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  ----------------------------------------------------------------------------
               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare and pay dividends monthly. Each Fund will distribute realized long-term capital gains, if any, at least once a year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

  ----------------------------------------------------------------------------
                        HOW WILL DISTRIBUTIONS BE MADE?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT (5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

  ----------------------------------------------------------------------------
         WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code, they generally will not be required to pay Federal income taxes on their income and capital gains. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared.

When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier distribution.

You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

THIS SECTION CONTAINS A BRIEF SUMMARY OF THE TAX IMPLICATIONS OF OWNERSHIP OF THE FUNDS' SHARES. A LENGTHIER DESCRIPTION OF TAXES IS CONTAINED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING THE IMPACT OF OWNING THE FUNDS' SHARES ON YOUR OWN PERSONAL TAX SITUATION, INCLUDING THE APPLICABILITY OF ANY STATE AND LOCAL TAXES.

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
     WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?

For more information, call 1-800-633-KENT (5368) or write to the Funds at: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

EXCEPT AS OTHERWISE STATED IN THIS PROSPECTUS OR REQUIRED BY LAW, THE TRUST RESERVES THE RIGHT TO CHANGE THE TERMS OF ANY OFFER STATED IN THIS PROSPECTUS WITHOUT SHAREHOLDER APPROVAL, INCLUDING THE RIGHT TO CHARGE CERTAIN FEES FOR SERVICES PROVIDED. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     T H E


                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.


                INVESTMENT ADVISER:              DISTRIBUTOR:
                   Old Kent Bank             BISYS Fund Services
            Grand Rapids, Michigan 49503      3435 Stelzer Road
                                           Columbus, OH 43219-3035



              This investment is not an obligation of or guaranteed by any
[FDIC LOGO]   bank, is not FDIC insured, and involves investment risks
              including the possible loss of principal.






    KKF-0391                                                            5/97

                                    T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.

                                  PROSPECTUS
                       INSTITUTIONAL/INVESTMENT SHARES

                                  May 1, 1997


                      The Kent Limited Term Tax-Free Fund

                      The Kent Intermediate Tax-Free Fund


                         The Kent Tax-Free Income Fund

                     The Kent Michigan Municipal Bond Fund

                          [TAX ADVANTAGED FUNDS LOGO]

                                 THE KENT FUNDS


                                   Prospectus
                               Dated May 1, 1997


  THIS PROSPECTUS RELATES TO THE FOLLOWING TAX-ADVANTAGED FUNDS (THE "FUNDS"):

THE KENT LIMITED TERM TAX-FREE FUND seeks current income exempt from Federal income tax, while preserving capital. The Fund maintains a dollar-weighted average maturity between one and three years.

THE KENT INTERMEDIATE TAX-FREE FUND seeks current income exempt from Federal income tax, while preserving capital. The Fund maintains a dollar-weighted average maturity between three and ten years.

THE KENT TAX-FREE INCOME FUND seeks to provide as high a level of current income exempt from Federal income tax as is consistent with prudent investing, while preserving capital. The Fund maintains a dollar-weighted average maturity between ten and twenty-five years.

THE KENT MICHIGAN MUNICIPAL BOND FUND seeks current income exempt from Federal and Michigan state personal income taxes, while preserving capital. The Fund maintains a dollar-weighted average maturity of between three and five years.


This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1997 with the Securities and Exchange Commission, which, as supplemented from time to time, is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.



SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FUNDS' INVESTMENT ADVISER OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. OLD KENT BANK RECEIVES FEES FROM THE FUNDS FOR ADVISORY AND CERTAIN OTHER SERVICES.

                                 THE KENT FUNDS
                                P.O. Box 182201
                           Columbus, Ohio 43218-2201


                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                             1-800-633-KENT (5368)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

HIGHLIGHTS
What are the key facts regarding the Funds?....................................3

FINANCIAL INFORMATION
What are the Funds' fees and expenses?.........................................5


FINANCIAL HIGHLIGHTS...........................................................6


FUND CHOICES
What Funds are offered?.......................................................11
What instruments do the Funds invest in?......................................13
What are the risks of investing in the Funds?.................................15

PERFORMANCE
How is the Funds' performance calculated?.....................................16
Where can I obtain performance data?..........................................16

EXPENSE INFORMATION
What are the Funds' expenses?.................................................17

PURCHASES OF SHARES
Who may want to invest in the Funds?..........................................18
When can I purchase shares?...................................................18
What is the minimum required investment?......................................18
How can I purchase shares?....................................................18

What price do I pay for shares?...............................................21


REDEMPTIONS (SALES) OF SHARES
When can I redeem shares?.....................................................22
How can I redeem shares?......................................................22
What price do I receive for shares?...........................................23
When will I receive redemption money?.........................................23

STRUCTURE AND MANAGEMENT OF THE FUNDS
How are the Funds structured?.................................................24
Who manages and services the Funds?...........................................24
What are my rights as a Fund shareholder?.....................................25

DIVIDENDS, DISTRIBUTIONS AND TAXES
When will I receive distributions from the Funds?.............................26
How will distributions be made?...............................................26
What are the tax implications of my investments in the Funds?.................26

ADDITIONAL INFORMATION
Where do I get additional information about my account and the Funds?.........28

                                   HIGHLIGHTS

  ----------------------------------------------------------------------------
                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are The Kent Funds?


A: The Kent Funds (the "Trust") is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund. See "Fund Choices -- What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Money Market Fund, The Kent Government Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund and The Kent Income Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT (5368).


Q: Who advises the Funds?


A: The Funds are managed by Old Kent Bank ("Old Kent"), an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. See "Structure and Management of the Funds -- Who Manages and Services the Funds?"


Q: What advantages do the Funds offer?


A: The Funds offer investors the opportunity to invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of fourteen mutual funds should your investment goals change.


Q: How does someone buy and redeem shares?


A: The Funds are distributed by BISYS Fund Services ("BISYS" or the "Distributor") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with the Distributor, or by completing an application and mailing it directly to the Trust with a check, payable to the appropriate Fund, for $1,000 or more. Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call the Trust toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of

Shares." For information on how to redeem your shares, see "Redemptions (Sales) of Shares."


Q: When are dividends paid?

A: Dividends of each Fund's net investment income are declared and paid monthly. Net realized capital gains of the Funds are distributed at least annually. See "Dividends, Distributions and Taxes."

Q: What shareholder privileges are offered by the Trust?

A: Investors may exchange shares of a Fund having a value of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares -- How Can I Purchase Shares?"

Q: What are the potential risks presented by the Funds' investment practices?


A: Investing in the Funds involves the risks common to any investment in securities. The net asset value ("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The market value of fixed income securities, which will constitute substantially all of each Fund's investments, will generally vary inversely with changes in prevailing interest rates. Longer term bond funds are generally more sensitive to interest rate changes than shorter term bond funds. The Funds will invest in investment grade securities or unrated securities deemed to be of comparable quality by Old Kent. Debt obligations rated in the lowest of the four investment grade categories are considered to have speculative characteristics. The Michigan Municipal Bond Fund's performance is closely tied to the economic and political conditions in the State of Michigan. The Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund Choices -- What Funds are Offered?" and
"-- What are the Risks of Investing in the Funds?"

                             FINANCIAL INFORMATION

  ----------------------------------------------------------------------------
                     WHAT ARE THE FUNDS' FEES AND EXPENSES?

                                   FEE TABLE


The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" for more information regarding such costs and expenses.



-----------------------------------------------------------------------------------------------------------
                              LIMITED TERM        INTERMEDIATE          TAX-FREE        MICHIGAN MUNICIPAL
                              TAX-FREE FUND       TAX-FREE FUND        INCOME FUND           BOND FUND
                           --------------------------------------------------------------------------------
                            Invest-  Institu-   Invest-  Institu-   Invest-  Institu-   Invest-    Institu-
                             ment     tional     ment     tional     ment     tional      ment      tional
                            Shares    Shares    Shares    Shares    Shares    Shares     Shares     Shares
===========================================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------
 Maximum Sales Charge on     None      None      None      None      None      None       None       None
 Purchases
===========================================================================================================
 ANNUAL FUND OPERATING EXPENSES(1)
 (as a % of average net assets)
-----------------------------------------------------------------------------------------------------------
 Management Fees             0.45%     0.45%     0.50%     0.50%     0.55%     0.55%     0.45%      0.45%
-----------------------------------------------------------------------------------------------------------
 12b-1 Fees(2)               0.15%     None      0.25%     None      0.25%     None      0.15%       None
-----------------------------------------------------------------------------------------------------------
 Other Expenses              0.30%     0.30%     0.23%     0.23%     0.27%     0.27%     0.25%      0.25%
-----------------------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING        0.90%     0.75%     0.98%     0.73%     1.07%     0.82%     0.85%      0.70%
 EXPENSES
-----------------------------------------------------------------------------------------------------------



(1) Expense ratios for each Fund are based on amounts incurred for the fiscal year ended December 31, 1996, restated in the case of the Limited Term Tax-Free Fund, to reflect current fees and expenses. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.



(2) Investment Shares may pay 12b-1 fees of up to 0.25% (on an annualized basis). As a result of the payment of 12b-1 fees, long-term Investment class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(i) 5% annual return and (ii) redemption at the end of each period:


------------------------------------------------------------------------------------------------------------
                              LIMITED TERM        INTERMEDIATE          TAX-FREE        MICHIGAN MUNICIPAL
                              TAX-FREE FUND       TAX-FREE FUND        INCOME FUND           BOND FUND
                           ---------------------------------------------------------------------------------
                            Invest-  Institu-   Invest-  Institu-   Invest-  Institu-   Invest-    Institu-
                             ment     tional     ment     tional     ment     tional      ment      tional
                            Shares    Shares    Shares    Shares    Shares    Shares     Shares     Shares
------------------------------------------------------------------------------------------------------------
 One Year                     $9        $8        $10       $7        $11       $8         $9         $7
------------------------------------------------------------------------------------------------------------
 Three Years                  $29       $24       $31       $23       $34       $26       $27        $22
------------------------------------------------------------------------------------------------------------
 Five Years                   $50       $42       $54       $41       $59       $46       $47        $39
------------------------------------------------------------------------------------------------------------
 Ten Years                   $111       $93      $120       $91      $131      $101       $105       $87
------------------------------------------------------------------------------------------------------------


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the SAI. These tables should be read in conjunction with the Funds' financial statements and the related notes. Additional information concerning the performance of the Funds is contained in their annual report. Both the SAI and the Funds' annual report can be obtained without charge by calling 1-800-633-KENT (5368).

                           LIMITED TERM TAX-FREE FUND
                (For a share outstanding throughout each period)
---------------------------------------------------------------------------------------------------------------
                                             INVESTMENT SHARES                   INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------
                                          Year ended December 31,              Year ended December 31,
                                       -----------------------------       --------------------------------
                                        1996       1995      1994(1)        1996         1995       1994(2)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $10.24      $9.81      $9.87         $10.22        $9.80     $10.00
---------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                    0.37       0.37       0.06           0.39         0.39       0.13
Net realized and unrealized
 gain (loss) on investments             (0.02)      0.44      (0.06)         (0.04)        0.42      (0.21)
---------------------------------------------------------------------------------------------------------------
 Total from Investment Operations:       0.35       0.81         --           0.35         0.81      (0.08)
---------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                   (0.35)     (0.38)     (0.06)         (0.40)       (0.39)     (0.12)
In excess of net investment income      (0.03)        --         --            ***           --         --
Net realized gains on investments       (0.01)        --         --          (0.01)          --         --
---------------------------------------------------------------------------------------------------------------
 Total Distributions:                   (0.39)     (0.38)     (0.06)         (0.41)       (0.39)     (0.12)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 asset value                            (0.04)      0.43      (0.06)         (0.06)        0.42      (0.20)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $10.20     $10.24      $9.81         $10.16       $10.22      $9.80
===============================================================================================================
TOTAL RETURN(3)                          3.51%      8.40%      0.03% **       3.54%        8.43%     (0.77)%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)        $106        $54         $7        $41,472      $55,347    $43,497
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                  3.69%      3.69%      3.86% *        3.84%        3.87%      3.81%*
 Net investment income excluding
   reimbursement/waiver                  3.59%      3.69%      3.75% *        3.84%        3.82%      3.64%*
 Operating expenses including
   reimbursement/waiver                  0.87%      0.84%      0.87% *        0.75%        0.69%      0.79%*
 Operating expense excluding
   reimbursement/waiver                  0.97%      0.85%      0.98% *        0.75%        0.74%      0.96%*
Portfolio turnover rate                    32%        51%        10%            32%          51%        10%
---------------------------------------------------------------------------------------------------------------

*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was November 1, 1994.
(2) The Institutional Class commenced operations on September 1, 1994.
(3) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                           INTERMEDIATE TAX-FREE FUND
                (For a share outstanding throughout each period)

----------------------------------------------------------------------------------------------------------------

                                                                           INVESTMENT SHARES
----------------------------------------------------------------------------------------------------------------
                                                                         Year ended December 31,
                                                         -------------------------------------------------------
                                                          1996       1995       1994       1993      1992(1)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.52      $9.74     $10.45     $10.04     $10.00
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                      0.42       0.42       0.40       0.36        ***
Net realized and unrealized
 gain (loss) on investments                               (0.09)      0.79      (0.71)      0.46       0.04
----------------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                         0.33       1.21      (0.31)      0.82       0.04
----------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                                     (0.41)     (0.42)     (0.39)     (0.33)        --
In excess of net investment income                        (0.02)     (0.01)     (0.01)     (0.03)        --
Net realized gains on investments                            --         --         --      (0.05)        --
----------------------------------------------------------------------------------------------------------------
 Total Distributions:                                     (0.43)     (0.43)     (0.40)     (0.41)        --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.10)      0.78      (0.71)      0.41       0.04
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.42     $10.52      $9.74     $10.45     $10.04
================================================================================================================
TOTAL RETURN(2)                                            3.17%     12.66%     (3.03)%     8.29%      0.40%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                        $3,368     $3,807     $4,505     $3,307        $92
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                                    4.09%      4.13%      3.99%      3.44%      1.37%*
 Net investment income excluding
   reimbursement/waiver                                    4.09%      4.13%      3.99%      3.44%      1.37%*
 Operating expenses including
   reimbursement/waiver                                    0.98%      0.97%      0.79%      1.08%      0.10%**
 Operating expenses excluding
   reimbursement/waiver                                    0.98%      0.97%      0.79%      1.08%      0.10%**
Portfolio turnover rate                                      35%         6%        36%        14%         0%
----------------------------------------------------------------------------------------------------------------

*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was December 18, 1992.

(2) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                (For a share outstanding throughout each period)

--------------------------------------------------------------------------------------------------------------

                                                                    INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------
                                                                   Year ended December 31,
                                              -----------------------------------------------------------------
                                                1996         1995         1994         1993       1992(1)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $10.52        $9.74       $10.45       $10.02     $10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.44         0.45         0.40         0.37       0.01
Net realized and unrealized
 gain (loss) on investments                      (0.08)        0.79        (0.71)        0.47       0.03
--------------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                0.36         1.24        (0.31)        0.84       0.04
--------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                            (0.46)       (0.45)       (0.39)       (0.36)     (0.01)
In excess of net investment income                 ***        (0.01)       (0.01)          --      (0.01)
Net realized gains on investments                   --           --           --        (0.05)        --
--------------------------------------------------------------------------------------------------------------
 Total Distributions:                            (0.46)       (0.46)       (0.40)       (0.41)     (0.02)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       (0.10)        0.78        (0.71)        0.43       0.02
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $10.42       $10.52        $9.74       $10.45     $10.02
==============================================================================================================
TOTAL RETURN                                      3.41%       12.90%       (3.00)%       8.51%      0.40%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)             $285,674     $283,733     $380,715     $135,862    $36,938
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                           4.34%        4.39%        4.07%        3.62%      1.77%*
 Net investment income excluding
   reimbursement/waiver                           4.34%        4.39%        4.07%        3.62%      1.77%*
 Operating expenses including
   reimbursement/waiver                           0.73%        0.72%        0.78%        0.84%      0.11%**
 Operating expenses excluding
   reimbursement/waiver                           0.73%        0.72%        0.78%        0.84%      0.11%**
Portfolio turnover rate                             35%           6%          36%          14%         0%
--------------------------------------------------------------------------------------------------------------

*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Institutional Class commenced operations on December 16, 1992.

                              TAX-FREE INCOME FUND
                (For a share outstanding throughout each period)

----------------------------------------------------------------------------------------------------------

                                                        INVESTMENT SHARES        INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                                           Year ended            Year ended December
                                                          December 31,                   31,
                                                        -----------------        --------------------
                                                         1996     1995(1)          1996      1995(2)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.52    $10.00           $10.49      $10.00
----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                     0.41      0.31             0.46        0.36
Net realized and unrealized
 gain (loss) on investments                              (0.05)     0.51            (0.06)       0.49
----------------------------------------------------------------------------------------------------------
 Total from Investment Operations:                        0.36      0.82             0.40        0.85
----------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                                    (0.43)    (0.30)           (0.46)      (0.36)
Net realized gains on investments                        (0.12)       --            (0.16)         --
In excess of net realized gains                          (0.04)       --               --          --
----------------------------------------------------------------------------------------------------------
 Total Distributions:                                    (0.59)    (0.30)           (0.62)      (0.36)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               (0.23)     0.52            (0.22)       0.49
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $10.29    $10.52           $10.27      $10.49
==========================================================================================================
TOTAL RETURN(3)                                           3.53%     8.34% **         3.92%       8.64%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)                         $936      $529         $109,948    $121,855
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                                   4.14%     4.25% *          4.38%       4.44%*
 Net investment income excluding
   reimbursement/waiver                                   4.14%     4.03% *          4.38%       4.26%*
 Operating expenses including
   reimbursement/waiver                                   1.07%     0.95% *          0.82%       0.73%*
 Operating expenses excluding
   reimbursement/waiver                                   1.07%     1.17% *          0.82%       0.91%*
Portfolio turnover rate                                     40%       10%              40%         10%
----------------------------------------------------------------------------------------------------------

*  Annualized.
**  Not Annualized.

(1) The Investment Class date of initial public investment was March 31, 1995.

(2) The Institutional Class commenced operations on March 20, 1995.
(3) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                          MICHIGAN MUNICIPAL BOND FUND
                (For a share outstanding throughout each period)

---------------------------------------------------------------------------------------------------------------------

                                             INVESTMENT SHARES                       INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                          Year ended December 31,                  Year ended December 31,
                                     ---------------------------------     ----------------------------------------
                                      1996     1995     1994    1993(1)      1996       1995       1994     1993(2)
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $10.11    $9.72   $10.08   $10.02       $10.12      $9.72     $10.06    $10.00
---------------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
Net investment income                  0.38     0.37     0.35     0.21         0.39       0.39       0.37      0.23
Net realized and unrealized
 gain (loss) on investments           (0.05)    0.40    (0.34)    0.07        (0.04)      0.39      (0.34)     0.07
---------------------------------------------------------------------------------------------------------------------
 Total from Investment
   Operations:                         0.33     0.77     0.01     0.28         0.35       0.78       0.03      0.30
---------------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net investment income                 (0.35)   (0.37)   (0.34)   (0.21)       (0.39)     (0.37)     (0.36)    (0.22)
In excess of net investment
 income                               (0.02)   (0.01)   (0.03)     ***           --      (0.01)     (0.01)    (0.01)
Net realized gains on investments        --       --       --    (0.01)          --         --         --     (0.01)
In excess of net realized gains          --       --       --       --           --         --         --       ***
---------------------------------------------------------------------------------------------------------------------
 Total Distributions:                 (0.37)   (0.38)   (0.37)   (0.22)       (0.39)     (0.38)     (0.37)    (0.24)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 asset value                          (0.04)    0.39    (0.36)    0.06        (0.04)      0.40      (0.34)     0.06
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $10.07   $10.11    $9.72   $10.08       $10.08     $10.12       9.72    $10.06
=====================================================================================================================
TOTAL RETURN(3)                        3.36%    8.01%    0.16%    2.85%**      3.51%      8.20%      0.36%     3.06%**
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (000's)    $2,422   $1,900   $1,980     $283     $152,623   $185,466   $118,485   $74,647
Ratios to average net assets:
 Net investment income including
   reimbursement/waiver                3.68%    3.68%    3.80%    3.43%*       3.83%      3.81%      3.74%     3.34%*
 Net investment income excluding
   reimbursement/waiver                3.58%    3.67%    3.61%    2.60%*       3.83%      3.80%      3.50%     2.74%*
 Operating expenses including
   reimbursement/waiver                0.85%    0.83%    0.49%    0.25%*       0.70%      0.69%      0.49%     0.24%*
 Operating expenses excluding
   reimbursement/waiver                0.95%    0.85%    0.68%    1.08%*       0.70%      0.70%      0.74%     0.84%*
Portfolio turnover rate                  24%      42%      27%      10%          24%        42%        27%       10%
---------------------------------------------------------------------------------------------------------------------

*  Annualized.
**  Not Annualized.
*** Amount is less than $0.005.
(1) The Investment Class date of initial public investment was on May 11, 1993.

(2) The Institutional Class commenced operations on May 3, 1993.



(3) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.

                                  FUND CHOICES

  ----------------------------------------------------------------------------
                            WHAT FUNDS ARE OFFERED?

The Trust currently offers the four tax-free funds described below.

                           OBJECTIVES AND MATURITIES


Each Fund's investment objective is considered "fundamental" and may not be changed by a Fund without the approval of its shareholders.


                           LIMITED TERM TAX-FREE FUND

OBJECTIVE: Seeks current income, exempt from Federal income tax, while preserving capital.


MATURITY: Will maintain a dollar-weighted average portfolio maturity between one and three years. No obligation will have a remaining maturity of more than ten years.


                           INTERMEDIATE TAX-FREE FUND

OBJECTIVE: Seeks current income, exempt from Federal income tax, while preserving capital.

MATURITY: Will maintain a dollar-weighted average portfolio maturity between three and ten years. There is no limit on the maturity of any individual security in the portfolio.

                              TAX-FREE INCOME FUND

OBJECTIVE: Seeks to provide as high a level of interest income exempt from Federal income tax as is consistent with prudent investing, while preserving capital.

MATURITY: Will maintain a dollar-weighted average portfolio maturity between ten and twenty-five years. There is no limit on the maturity of any individual security in the portfolio.

                          MICHIGAN MUNICIPAL BOND FUND

OBJECTIVE: Seeks current income, exempt from Federal income and State of Michigan personal income taxes, while preserving capital.


MATURITY: Will maintain a dollar-weighted average portfolio maturity between three and five years. No obligation will have a remaining maturity of more than ten years.


                              INVESTMENT POLICIES

Each Fund intends to invest at least 80% of its net assets in federally tax-exempt obligations, except during periods of unusual market conditions. This policy is a fundamental policy which cannot be changed by a Fund without the approval of its shareholders. In calculating the 80% limitation, for all Funds other than Michigan Municipal Bond Fund, a security whose interest is treated as a specific tax preference item under the Federal alterna-tive minimum tax is considered taxable. Tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer of such obligations, exempt from Federal income taxes. Under normal circumstances, at least 65% of the Michigan Municipal Bond Fund's total assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions, authorities or corporations.


The Funds will principally invest in municipal bonds which are issued by state or local governments typically for general funding or to finance specific projects. "General Obligation" securities are backed by the full faith, credit and taxing power of the municipality. "Revenue" securities are backed only by the revenues from a particular facility or facilities or other specific revenue sources. "Private Activity Bonds," which are revenue securities issued by industrial development authorities, are issued to finance privately owned facilities and are backed by private entities. The credit quality of private activity bonds is usually related to the creditworthiness of the private entity using the facility involved. "Moral Obligation Securities," which are typically issued by special purpose public authorities, are backed by a reserve fund which the issuer may draw on if it is unable to pay its debt service obligations, but the issuer and the state or municipality which created the issuer have no legal obligation to restore the reserve fund.



The amount of information regarding the financial condition of issuers of municipal obligations may be less extensive than the information for public corporations, and the secondary market for municipal obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Fund to buy and sell municipal obligations may, at any particular time and with respect to any particular securities, be limited. In addition, municipal obligations purchased by the Funds include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Fund and affect its share price.



Municipal obligations in which the Funds may invest will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (for example, BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, will be deemed to be of comparable quality by Old Kent. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. See Appendix A to the SAI for a description of applicable S&P, Moody's and other NRSRO ratings.

When a Fund buys municipal obligations, Old Kent will consider the NRSRO ratings assigned to such securities. In making its investment decisions, Old Kent will also consider many other factors, including, without limitation, current yield, preservation of capital, potential for realizing capital appreciation, maturity and yield to maturity. Each Fund will adjust its investments in particular securities or in types of securities in response to Old Kent's appraisal of changing economic conditions and trends. A Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what Old Kent believes to be short-term differentials in market values or yield disparities. Subsequent to its purchase by a Fund, a security rated in one of the top four rating categories may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security.

  ----------------------------------------------------------------------------
                    WHAT INSTRUMENTS DO THE FUNDS INVEST IN?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.


Each Fund may buy VARIABLE AND FLOATING RATE INSTRUMENTS. These instruments provide for adjustment from time to time in the interest rates paid thereunder. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations which are rated A or better by S&P or Moody's, and short-term securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities. When Old Kent determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. Each Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by Old Kent for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates.

Each Fund may also borrow money for temporary or emergency purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid assets equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower becomes insolvent or declares bankruptcy.


The Funds may also purchase FUTURES CONTRACTS, which are contracts in which a Fund agrees, at maturity, to take or make delivery of certain securities, financial instruments or the cash value of a specified bond index. Futures may be used by the Funds for hedging purposes or to provide liquid assets. A Fund will not enter into a futures contract unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions plus premiums paid for related options is less than 5% of the Fund's net assets. Futures are a type of derivative instrument, which are instruments that derive their value from a different underlying security, index or financial indicator. Futures trading activity is very specialized and may entail higher than ordinary investment risks. Such risks include that the value of the securities to be bought or sold under the futures contract or the interest rate being hedged against does not move in the direction predicted by Old Kent, causing a potential loss to a Fund. The risks of futures are described in more detail in the SAI.

Each Fund may agree to purchase SECURITIES FOR FUTURE DELIVERY, sometimes a month or more after the date of the agreement. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. The Funds do not intend to purchase securities for future delivery for speculative purposes.

Each Fund may purchase other types of tax-exempt instruments which may become available in the future provided Old Kent believes that their quality is equivalent to the Fund's quality standards. Each Fund's ability to achieve its investment objective depends to a great extent on the ability of the various issuers of the obligations purchased by the Funds to meet their scheduled payments of principal and interest.

The Michigan Municipal Bond Fund may invest up to 35% of its total assets under ordinary circumstances, and up to 100% of its total assets for temporary defensive purposes, in municipal bonds, whose income is exempt from Federal income tax but not exempt from Michigan personal income taxes.

Except for each Fund's policy to invest at least 80% of its net assets in federally tax-exempt obligations, the investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a "majority" (as defined in the SAI) of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, a Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, a Fund cannot invest more than 25% of its total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevent the Funds from significantly leveraging their assets.

3. Each Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities.


  ----------------------------------------------------------------------------
                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?


The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual municipal bonds due to the diversification of investing in a portfolio containing many different municipal bonds; however, such diversification does not eliminate all risks. The Funds invest mostly in municipal bonds, whose values typically rise when interest rates fall and fall when interest rates rise. Bonds with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates and derivative securities, such as futures, may exhibit greater price variations than ordinary securities.

By itself, no Fund constitutes a balanced investment program. There is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment. When you sell your shares in the Funds, they may be worth more or less than the amount you paid.

The performance of the Michigan Municipal Bond Fund is closely tied to conditions within the State of Michigan. The economy of Michigan is principally dependent on three sectors -- manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. Michigan encountered financial difficulties during the 1980s, largely as a result of poor conditions in the automotive industry, but recovered from the prolonged downturn in production levels in this sector in the early 1990s. Structural changes in the automotive industry have given the Michigan economy greater financial stability. The State's finances continue to be in excellent condition, and a Budget Stabilization Fund that exceeds $1.0 billion should help the State weather any potential economic recession.


The market value and the marketability of bonds issued by local units of government in the State may be affected adversely by the same factors that affect Michigan's economy generally. The ability of the State and its local units of government to pay the principal of and interest on their bonds may also be affected by such factors and by certain constitutional, statutory and charter limitations. For additional information on the specific risks associated with the Michigan Municipal Bond Fund, see Appendix B to the SAI.

                                  PERFORMANCE

  ----------------------------------------------------------------------------
                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for Investment Shares and Institutional Shares.


One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in a Fund over a stated period of time and takes into account reinvested dividends. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of such amount, taking into account reinvested dividends.

Each Fund may also publish its CURRENT YIELD, which is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.


In addition, each Fund may advertise its "tax equivalent yield." Tax equivalent yield is, in general, the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield.


Investment Shares have higher fees and expenses than Institutional Shares, so the yield and total return of Investment Shares will be lower than that of Institutional Shares.


You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500, Merrill Lynch Bond indices and Lehman Brothers Bond indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may also report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

  ----------------------------------------------------------------------------
                      WHERE CAN I OBTAIN PERFORMANCE DATA?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

                              EXPENSE INFORMATION

  ----------------------------------------------------------------------------
                         WHAT ARE THE FUNDS' EXPENSES?


A pro rata portion of certain expenses of the Trust are allocated to each Fund and to each class of shares and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. BISYS is entitled to receive, for its administration services, an annual fee equal to 0.185% of the aggregate net assets of the Trust up to $5 billion; 0.165% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.135% of the Trust's aggregate net assets over $7.5 billion; provided, however, that such annual fee shall be subject to an annual minimum of $45,000 per fund that is applicable to certain funds of the Trust.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund, and received from each Fund during the fiscal year ended December 31, 1996, an annual advisory fee at the following rates, calculated daily and paid monthly, based on each Fund's average daily net assets: Limited Term Tax-Free Fund, 0.45%; Intermediate Tax-Free Fund, 0.50%; Tax-Free Income Fund, 0.55%; and Michigan Municipal Bond Fund, 0.45%. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Trust's Distribution Plan. The Distribution Plan provides that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Funds would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse the Distributor for any distribution expenses in excess of the payments received by the Distributor under the Distribution Plan or for its overhead expenses.

                              PURCHASES OF SHARES

  ----------------------------------------------------------------------------
                      WHO MAY WANT TO INVEST IN THE FUNDS?


Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are tax-free bond funds (also known as tax-free income funds), are designed for investors who seek tax-exempt current income but desire potentially higher returns than more conservative fixed rate investments or money market funds. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans which are unable to benefit from each Fund's federally tax-exempt dividends. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or related persons thereof.

  ----------------------------------------------------------------------------
                          WHEN CAN I PURCHASE SHARES?

Shares can be purchased on any day that both the New York Stock Exchange (the "NYSE") and Bankers Trust Company, the Funds' custodian (the "Custodian"), are open for business.

  ----------------------------------------------------------------------------
                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

An investor must initially invest at least $1,000 in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent.

  ----------------------------------------------------------------------------
                           HOW CAN I PURCHASE SHARES?

                               INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

- THROUGH A BROKER. Any broker authorized by the Distributor can sell you Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

- BY MAIL. You may open an account by mailing a completed application and a check (payable to the applicable Fund) to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

- BY TELEPHONE. You may call 1-800-633-KENT (5368) to open an account and electronically transfer money to the account, followed by a completed application.

- BY CHECK. Subsequent purchases of Investment Shares can be made by mailing a check to the address listed above.


- BY FEDERAL FUNDS WIRE. Subsequent purchases of Investment Shares can be made via a federal funds wire. You should call 1-800-633-KENT (5368) for complete wire instructions. You should be aware that banks may charge fees for sending wires. The Distributor has the right to charge fees for receiving wires, although it does not currently do so.

- BY AUTOMATED CLEARING HOUSE. Subsequent purchases of Investment Shares can be made via Automated Clearing House. Call 1-800-633-KENT (5368) to request the forms necessary to establish Automated Clearing House purchases.


- THROUGH AN AUTOMATIC INVESTMENT PLAN.

    1. Call 1-800-633-KENT (5368) to establish an Automatic Investment Plan.

    2.Invest at least $1,000 in an Investment Share account.


    3.On the fifth day of each month, your checking account will be debited
      (minimum of $50) and Investment Shares will be purchased and held in your account.



   To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368), or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 at least five days before a scheduled investment.


- THROUGH DIRECT DEPOSIT. You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks. Call 1-800-633-KENT
  (5368) to receive the necessary form.

                                INSTITUTIONAL SHARES


You can purchase Institutional Shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

2. Wire federal funds no later than the day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until the Trust receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Trust. You may obtain information on how to wire funds from any national bank and certain state banks.

                               EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the shares of the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are re-deemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?" To effect an exchange:


1. Call 1-800-633-KENT (5368) or write to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 to obtain a prospectus for the new fund prior to the exchange.

2. Call or write as indicated in 1. above to place an order to exchange shares. Purchases of shares of a new fund must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Time, the order will not be executed until the next business day.


3. If a shareholder does not have an account with the new fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the Trust to change the option.


IMPORTANT INFORMATION ABOUT EXCHANGES. IF SHARES OF A FUND ARE PURCHASED BY CHECK, SUCH SHARES CANNOT BE EXCHANGED UNTIL SUCH CHECK HAS BEEN COLLECTED. THIS COULD TAKE 10 DAYS OR MORE. THE TRUST MAY DISALLOW EXCHANGES OF SHARES IF A SHAREHOLDER HAS MADE MORE THAN FIVE EXCHANGES BETWEEN INVESTMENT PORTFOLIOS OFFERED BY THE TRUST IN A YEAR, OR MORE THAN THREE EXCHANGES IN A CALENDAR QUARTER. ALTHOUGH UNLIKELY, THE TRUST MAY REJECT ANY EXCHANGES OR CHANGE OR TERMINATE RIGHTS TO EXCHANGE SHARES. THE EXCHANGE PRIVILEGE IS AVAILABLE ONLY IN STATES WHERE SHARES OF THE NEW FUND MAY BE SOLD.

In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned. Institutional Shares of a Fund may be exchanged for Investment Shares of the same Fund when the Institutional Shares are distributed to the underlying beneficial owners of trust accounts and other fiduciary or agency accounts.

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. The Distributor may require additional documents prior to accepting a purchase, redemption or exchange.

SHAREHOLDER SERVICES. FOR FURTHER INFORMATION ON ALL SHAREHOLDER SERVICES, CALL 1-800-633-KENT (5368) OR WRITE TO: THE KENT FUNDS, P.O. BOX 182201, COLUMBUS, OHIO 43218-2201.

  ----------------------------------------------------------------------------
                        WHAT PRICE DO I PAY FOR SHARES?


Shares are sold at the "net asset value next determined" by the Funds. This term is explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.


NET ASSET VALUE ("NAV"). Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the value of securities.

                         REDEMPTIONS (SALES) OF SHARES

  ----------------------------------------------------------------------------
                           WHEN CAN I REDEEM SHARES?


You can redeem shares on any day that both the NYSE and the Custodian are open for business. Shares will not be redeemed by a Fund unless all required documents have been received by the Trust. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.


  ----------------------------------------------------------------------------
                            HOW CAN I REDEEM SHARES?

                               INVESTMENT SHARES

Investment Shares may be redeemed in several ways.


- BY MAIL. You may mail your redemption notice to: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201. The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Trust together with the written redemption notice.

IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES FOR INVESTMENT SHARES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE TRUST, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE TRUST CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.

- BY TELEPHONE. You can redeem up to $50,000 worth of Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.

- THROUGH A BROKER. Investment Shares can be redeemed through a broker. The broker should send the redemption notice and any other required documents to the Trust, which will send the proceeds to the broker or directly to you, at your option. The Trust does not charge a fee for this service, but the broker might.

- THROUGH AN AUTOMATIC WITHDRAWAL PLAN. Under the Plan, a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account application.


                              INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

                         GENERAL REDEMPTION INFORMATION


DURING PERIODS OF UNUSUAL MARKET ACTIVITY IT MAY BE DIFFICULT TO REACH THE TRUST BY TELEPHONE. IN SUCH CASES, SHAREHOLDERS SHOULD FOLLOW THE PROCEDURES FOR REDEEMING BY MAIL OR THROUGH A BROKER. NEITHER THE TRUST NOR ANY OF ITS SERVICE PROVIDERS WILL BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNLESS IT ACTS WITH WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE. IN THIS REGARD THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY PROCEDURES DESIGNED TO PROVIDE REASONABLE ASSURANCE THAT INSTRUCTIONS BY TELEPHONE ARE GENUINE. SUCH PROCEDURES WILL INCLUDE THE REQUIREMENT THAT PERSONAL IDENTIFICATION BE PROVIDED BEFORE ACCEPTING A TELEPHONE REDEMPTION.


EACH FUND RESERVES THE RIGHT TO REDEEM AN ACCOUNT IF ITS VALUE FALLS BELOW $1,000 FOR INVESTMENT SHARES AND $100,000 FOR INSTITUTIONAL SHARES AS A RESULT OF REDEMPTIONS (BUT NOT AS A RESULT OF A DECLINE IN NET ASSET VALUE). A SHAREHOLDER WILL BE NOTIFIED IN WRITING AND ALLOWED 60 DAYS TO INCREASE THE VALUE OF THE ACCOUNT TO THE MINIMUM INVESTMENT LEVEL.

  ----------------------------------------------------------------------------
                      WHAT PRICE DO I RECEIVE FOR SHARES?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares -- What Price Do I Pay for Shares?" for an explanation of how the NAV next determined is calculated.

  ----------------------------------------------------------------------------
                     WHEN WILL I RECEIVE REDEMPTION MONEY?


Redemption proceeds are typically sent to shareholders within seven business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 10 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

  ----------------------------------------------------------------------------
                         HOW ARE THE FUNDS STRUCTURED?


The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has 14 portfolios, each of which offers two classes of shares.


  ----------------------------------------------------------------------------
                      WHO MANAGES AND SERVICES THE FUNDS?


INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December 31, 1996 of approximately $12.3 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 21 years of investment experience and has served in various management positions with Old Kent for the past ten years. Allan J. Meyers, a Vice President in the Investment Management Group, is Director of fixed income funds and the portfolio manager of each Fund. He has managed the Funds since their inception. Mr. Meyers has over 13 years of investment experience with Old Kent. Michael J. Martin, an Assistant Vice President in the Investment Management Group, is responsible for security analysis of short-term tax-free obligations and is a co-portfolio manager of the Limited Term Tax-Free Fund and the Michigan Municipal Bond Fund, which he has co-managed since January 1995. Mr. Martin has over seven years of experience with Old Kent.


Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of the Funds sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.

Commencing on June 1, 1997, Old Kent is expected to also provide certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.

ADMINISTRATOR. BISYS provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTOR. BISYS is also the distributor of the Funds' shares. BISYS may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. BISYS may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, BISYS may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.


  ----------------------------------------------------------------------------
                   WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Trust will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  ----------------------------------------------------------------------------
               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare and pay dividends monthly. Each Fund will distribute realized long-term capital gains, if any, at least once a year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

  ----------------------------------------------------------------------------
                        HOW WILL DISTRIBUTIONS BE MADE?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT (5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account.

  ----------------------------------------------------------------------------
         WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?


Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), they generally will not be required to pay Federal income taxes on their income and capital gains. Each Fund intends to distribute monthly its net tax-exempt income (such distributions are known as "exempt-interest dividends") and any investment company taxable income. Exempt-interest dividends may be treated by you as items of interest excludable from your gross income under Section 103(a) of the Code, unless under the circumstances applicable to you the exclusion would be disallowed. See the SAI under "Dividends and Taxes." Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. To the extent, if any, dividends paid to you are derived from taxable income or from net long-term capital gains, such dividends will not be exempt from Federal income tax and may also be subject to state and local taxes. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or additional shares. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared.


Interest on indebtedness incurred by you to purchase or carry shares of a Fund generally will not be deductible for Federal income tax purposes.

When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received an exempt-interest dividend, any loss you realize on the sale of those shares will be disallowed to the extent of the exempt-interest dividend.


The exemption of interest on municipal bonds for Federal income tax purposes does not necessarily result in exemption under the income, corporate or personal property tax laws of any state or city. Generally, you are afforded tax-exempt treatment at the state and local levels for distributions derived from interest on municipal securities of your state of residency.


Dividends paid by the Michigan Municipal Bond Fund that are derived from interest attributable to tax-exempt Michigan municipal obligations will be exempt from Michigan state and local taxes, even though the dividends may not be exempt for Federal income tax purposes. The Fund is unable to predict in advance the portion of its dividends that will be derived from interest on Michigan municipal obligations, but will notify shareholders each year as to the interest derived from Michigan municipal obligations.


Distributions of taxable income and taxable capital gains by the Michigan Municipal Bond Fund are taxable for Michigan taxation purposes when received by you, except that distributions which are reinvested by you in shares of the Fund are exempt from the Michigan intangibles tax. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.


You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

THIS SECTION CONTAINS A BRIEF SUMMARY OF THE TAX IMPLICATIONS OF OWNERSHIP OF THE FUNDS' SHARES. A LENGTHIER DESCRIPTION OF TAXES IS CONTAINED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING THE IMPACT OF OWNING THE FUNDS' SHARES ON YOUR OWN PERSONAL TAX SITUATION, INCLUDING THE APPLICABILITY OF ANY STATE AND LOCAL TAXES.

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
     WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?


For more information, call 1-800-633-KENT (5368) or write to the Funds at: THE KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.


EXCEPT AS OTHERWISE STATED IN THIS PROSPECTUS OR REQUIRED BY LAW, THE TRUST RESERVES THE RIGHT TO CHANGE THE TERMS OF ANY OFFER STATED IN THIS PROSPECTUS WITHOUT SHAREHOLDER APPROVAL, INCLUDING THE RIGHT TO CHARGE CERTAIN FEES FOR SERVICES PROVIDED. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     T H E

                              [KENT FUNDS LOGO]
                    Your Foundation for Investment Strength.


                INVESTMENT ADVISER:              DISTRIBUTOR:
                   Old Kent Bank             BISYS Fund Services
            Grand Rapids, Michigan 49503      3435 Stelzer Road
                                           Columbus, OH 43219-3035


                      This investment is not an obligation of or guaranteed by
        [FDIC LOGO]   any bank, is not FDIC insured, and involves investment
                      risks including the possible loss of principal.





    KKF-0392                                                            5/97


Items in                                                 Statement of
Part B of                                                Additional
Form N-1A                                                Information
----------                                               -----------
Item 10.       Cover Page                                Cover Page

Item 11.       Table of Contents                         Table of Contents

Item 12.       General Information and                   The Trust
               History

Item 13.       Investment Objectives and                 The Trust
               Policies                                  Investment Policies
                                                         Investment Restrictions
                                                         Securities Transactions
                                                         Appendix C

Item 14.       Management of the Registrant              Trustees and Officers

Item 15.       Control Persons and                       Additional Information
               Principal Holders of
               Securities

Item 16.       Investment Advisory and                   Investment Adviser
               and Other Services                        Administrator
                                                         Distributor
                                                         Transfer Agent
                                                         Custodian, Auditors and
                                                         Counsel
                                                         Distribution Plans

Item 17.       Brokerage Allocation and                  Securities Transactions
               Other Practices                           Distribution Plans

Item 18.       Capital Stock and Other                   The Trust
               Securities                                Declaration of Trust

Item 19.       Purchase, Redemption and                  Valuation of Securities
               Pricing of Securities                     Additional Purchase
               Being Offered                             and Redemption Information

Item 20.       Tax Status                                Dividends and Taxes

Item 21.       Underwriters                              Distributor

Item 22.       Calculation of Performance                Standardized Total Return
               Data                                      and Yield Quotations

Item 23.       Financial Statements                      Financial Statements

                                 THE KENT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       INVESTMENT AND INSTITUTIONAL SHARES

                                       OF

                           THE KENT MONEY MARKET FUND
                      THE KENT GOVERNMENT MONEY MARKET FUND
                  THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND
                         THE KENT GROWTH AND INCOME FUND
                       THE KENT SMALL COMPANY GROWTH FUND
                       THE KENT INTERNATIONAL GROWTH FUND
                           THE KENT INDEX EQUITY FUND
                          THE KENT SHORT TERM BOND FUND
                         THE KENT INTERMEDIATE BOND FUND
                              THE KENT INCOME FUND
                       THE KENT LIMITED TERM TAX-FREE FUND
                       THE KENT INTERMEDIATE TAX-FREE FUND
                          THE KENT TAX-FREE INCOME FUND
                      THE KENT MICHIGAN MUNICIPAL BOND FUND

                                   May 1, 1997


         This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the prospectuses for the Investment Shares and Institutional Shares of the foregoing Funds dated May 1, 1997, as amended or supplemented from time to time. A copy of the prospectuses may be obtained by writing to The Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or by calling 1-800-633-KENT (5368). Capitalized terms not otherwise defined herein have the same meaning as in the prospectuses.

         SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD KENT BANK OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

                                TABLE OF CONTENTS


The Trust..................................................................3
Investment Policies........................................................3
Investment Restrictions...................................................22
Securities Transactions...................................................24
Valuation of Securities...................................................26
Trustees and Officers.....................................................29
Expenses..................................................................31
Investment Adviser........................................................31
Administrator.............................................................34
Distributor...............................................................35
Transfer Agent............................................................35
Custodian, Auditors and Counsel...........................................36
Distribution Plan.........................................................36
Additional Purchase and Redemption Information............................37
Dividends and Taxes.......................................................38
Declaration of Trust......................................................42
Standardized Total Return and Yield Quotations............................44
Advertising Information...................................................49
Additional Information....................................................50
Appendix A...............................................................A-1
Appendix B...............................................................B-1
Appendix C...............................................................C-1
Financial Statements

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS SAI, OR IN THE PROSPECTUSES RELATED HERETO, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS SAI AND THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE TRUST

         The Kent Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which was organized on May 9, 1986 as a Massachusetts business trust. The original name of the Trust was "Master Municipal Trust." The Trust changed its name to "The Kent Funds" on May 1, 1990. The Trust consists of fourteen separate investment portfolios, each of which is diversified and has a distinct investment objective and distinct investment policies (individually, a "Fund," and collectively, the "Funds"). Each of the Funds has established two classes of shares, Investment Shares and Institutional Shares. This SAI relates to the Investment and Institutional Shares of The Kent Money Market Fund, The Kent Government Money Market Fund, The Kent Michigan Municipal Money Market Fund (collectively, the "Money Market Funds"), The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund (collectively, the "Equity Funds"), The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund (collectively, the "Income Funds"), The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund (collectively, the "Municipal Bond Funds"). The Equity Funds, Income Funds and Municipal Bond Funds are sometimes collectively referred to as the "Non-Money Market Funds." The Municipal Bond Funds and The Kent Michigan Municipal Money Market Fund are sometimes collectively referred to as the "Tax- Free Funds." Each Fund is advised by Old Kent Bank ("Old Kent" or the "Investment Adviser").

         Important information about the Trust and the Investment and Institutional Shares of the Funds is contained in the Funds' prospectuses. This SAI provides additional information about the Trust and the Investment and Institutional Shares of the Funds that may be of interest to some investors.

                               INVESTMENT POLICIES

         The following information supplements the description of each Fund's investment objective and policies as set forth in its respective prospectus. The investment policies discussed below are applicable to all the Funds unless otherwise noted.

MONEY MARKET INSTRUMENTS


         To the extent described in the Funds' prospectuses, the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although such notes are not normally traded and there may be no secondary market in the notes, the Funds may demand payment of the principal of the instrument at any time. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Investments by the Funds in taxable commercial paper will consist of issues that are rated A-1 by Standard & Poor's Ratings

Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by Old Kent at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds. Commercial paper may include variable and floating rate instruments.

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         The Funds may invest a portion of their assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when Old Kent deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.



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GUARANTEED INVESTMENT CONTRACTS (The Income Funds and Money Market Fund only)



         The Income Funds and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Income Funds and Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by Old Kent pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.


REPURCHASE AGREEMENTS


         Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by Old Kent, pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, Old Kent will continue to monitor the creditworthiness of the seller. The Funds will not enter into repurchase agreements with Old Kent or its affiliates. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments. Securities subject to repurchase agreements are held either by the Trust's custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral obligations. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").


REVERSE REPURCHASE AGREEMENTS


         A Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.



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VARIABLE AND FLOATING RATE INSTRUMENTS (The Income Funds, Municipal Bond Funds
and Money Market Funds only)

         The above-referenced Funds may purchase rated and unrated variable and floating rate instruments. When purchasing such instruments for the Funds, Old Kent will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.


         In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Money Market Funds may carry nominal maturities in excess of those Funds' maturity limitations if such instruments carry demand features that comply with conditions established by the Securities and Exchange Commission. In order to be purchased by a Money Market Fund, these instruments must permit a Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice.

         The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.



LOAN PARTICIPATION NOTES (MONEY MARKET FUNDS ONLY)


         The Money Market Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.


FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


         To the extent described in the prospectuses, each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis.

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These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.


         A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

         Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. When a Fund engages in when-issued, delayed- delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Trust's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued, forward commitment and delayed-delivery transactions. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its purchase commitments exceed 25% of the value of its assets. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

UNITED STATES GOVERNMENT OBLIGATIONS


         Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


ZERO COUPON OBLIGATIONS (The Income Funds and Money Market Funds only)

         The Income Funds and Money Market Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity, provided that the greater price volatility of any such zero coupon obligation is not inconsistent with the Fund's investment objective. The Funds will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.

STRIPPED OBLIGATIONS (The Income Funds and Money Market Funds only)

         To the extent described in their prospectuses, the Income Funds and Money Market Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may, with respect to the Income Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated "stripped" securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.


         Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


         In addition, the Income Funds and Money Market Funds (except the Michigan Municipal Money Market Fund) may acquire other U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATs and other similar trusts are not U.S. Government securities.


         Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


MORTGAGE-BACKED SECURITIES (The Income Funds and Money Market Funds only)

         The Income Funds and Money Market Funds may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

         In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of each Fund, the maturity of mortgage-backed and asset-backed securities will be based on estimates of average life.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage- related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Income Funds also may acquire collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

         There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Old Kent's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.



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ASSET-BACKED SECURITIES (The Income Funds and Money Market Funds only)

         The Income Funds and Money Market Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.


         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

CERTAIN DERIVATIVE SECURITIES (The Income Funds and Municipal Bond Funds only)

         The above-referenced Funds may invest in structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. The Funds also may hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. On the other hand, the embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. With respect to purportedly tax-exempt derivative securities, in many cases the Internal



                                       11


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Revenue Service has not ruled on whether the interest received on such securities is in fact free from Federal income taxes. Purchases of such securities by the Municipal Bond Funds are therefore based on the opinion of counsel to the sponsors of the security.


MUNICIPAL OBLIGATIONS (The Tax-Free Funds only)

         The two principal classifications of Municipal Obligations which may be held by the above-referenced Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Obligations" if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. The Funds may also purchase "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Opinions relating to the validity of Municipal Obligations (including Michigan Municipal Obligations) and to the exemption of interest thereon from regular Federal income tax and, in the case of Michigan Municipal Obligations, Michigan state personal income tax, are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Old Kent. Neither the Trust nor Old Kent will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

         An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on Municipal Obligations or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Municipal Obligations


                                       12


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and a Fund's liquidity and value. In such an event the Board of Trustees would reevaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.

         Certain of the Municipal Obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligations at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Tax-Free Funds may, from time to time, invest more than 25% of their assets in Municipal Obligations covered by insurance policies.

         Information about the financial condition of issuers of Municipal Obligations may be less available than information about corporations that have class of securities registered under the Securities Exchange Act of 1934.


         The Tax-Free Funds also may purchase Municipal Obligations known as "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of Municipal Obligations and are generally valued at par or less than par in the open market. Municipal leases may be considered liquid, however, under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity and proper valuation of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. Old Kent, under the supervision of the Trust's Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

STANDBY COMMITMENTS (The Tax-Free Funds only)

         The Tax-Free Funds may enter into standby commitments with respect to Municipal Obligations held by them. Under a standby commitment, a dealer agrees to purchase at a Fund's option a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest,



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if any. Standby commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


         The Funds expect that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a standby commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into standby commitments only with dealers, banks and broker-dealers which, in Old Kent's opinion, present minimal credit risks. The Funds will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

WARRANTS (The Equity Funds only)

         The Equity Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York Stock Exchange ("NYSE"), American Stock Exchange or a major foreign exchange. Warrants acquired by a Fund in shares or attached to other securities are not subject to this restriction.


FOREIGN SECURITIES

         The International Growth Fund intends to invest primarily in the securities of foreign issuers. In addition, the Growth and Income Fund may invest a portion of its assets in such securities. These obligations may be issued by supranational entities, including internal organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and internal banking institutions and related government agencies. As noted above, all of the Funds may invest in certain obligations of foreign banks and foreign branches of domestic banks.


         Investment in foreign securities involves special risks. The performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent

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other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency increases the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

         There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. With respect to securities issued by foreign governments, such governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

         Although the Growth and Income Fund and International Growth Fund may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. The Funds are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currencies.

         Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. Federal income tax law, they may reduce the net return to the shareholders.

AMERICAN DEPOSITORY RECEIPTS (The Equity Funds only)

         The Equity Funds can invest in American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

FOREIGN CURRENCY TRANSACTIONS (The International Growth Fund only)

         In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Growth Fund is authorized to enter into forward currency exchange contracts. A forward currency exchange contract is an obligation to purchase or sell a specific currency, or a "basket" of currencies, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also engage in cross-hedging by using forward currency exchange contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Old Kent believes that there is a pattern of correlation between the two currencies.

         The Fund may enter into forward currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When Old Kent anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of cash, U.S. Government securities or other liquid high-grade debt securities, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

CURRENCY SWAPS (The International Growth Fund only)

         The International Growth Fund may also enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in segregated accounts by the Trust's custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and Old Kent believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

         The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Moody's. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.


OPTIONS (The Equity and Municipal Bond Funds only)

         The Equity and Municipal Bond Funds may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. The prospectuses specifically set forth the types of options used by each Fund. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.



         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Options on indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt securities, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


FUTURES CONTRACTS AND RELATED OPTIONS (The Equity and Municipal Bond Funds only)

         The Equity and Municipal Bond Funds may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix C to this SAI.


ILLIQUID AND RESTRICTED SECURITIES

         The Funds will not invest more than 15% (10% in the case of the Money Market Funds) of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days, time deposits maturing in more than seven days, currency swaps, SMBSs issued by private issuers, unlisted over-the-counter options, GICs and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A are subject to this limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

         Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. Old Kent believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Old Kent monitors the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, Old Kent will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The use of Rule 144A transactions could have the effect of increasing the level of illiquidity in the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


SECURITIES LENDING

         A Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans will not be made by a Fund if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Old Kent to be of good standing and when, in Old Kent's judgment, the income to be earned from the loan justifies the attendant risks.


         Collateral for loans of portfolio securities made by a Fund may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable bank letters of credit or any other liquid high-grade short-term instrument approved for use as collateral by the Securities and Exchange Commission (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

CONVERTIBLE SECURITIES (The Growth and Income Fund and the Income Funds only)

         Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting convertible securities for the above-referenced Funds, Old Kent will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Funds' portfolios as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

         Capital appreciation for the Funds may result from an improvement in the credit standing of an issuer whose securities are held in the Funds or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Funds or a general increase in interest rates may be expected to result in capital depreciation to the Funds.

INVESTMENT COMPANIES

         The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of a Fund. Each Fund currently intends to limit its investments in securities issued by other investment companies so that immediately after a purchase of such securities:
(a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by all the Funds as a whole.

YIELDS AND RATINGS

         The yields on certain obligations, including the money market instruments in which the Funds invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of a nationally recognized statistical rating organization (an "NRSRO") represent its opinion as to the quality of the obligations it undertakes to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         After its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security. For a description of applicable securities ratings, see Appendix A.

CALCULATION OF PORTFOLIO TURNOVER RATE

         The Funds will not normally engage in the trading of securities for short-term profits, but a Fund may sell a portfolio investment soon after it is purchased if Old Kent believes that such a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may also result in the realization of substantial net capital gains to a Fund. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Because the Money Market Funds invest only in short-term investments, their portfolio turnover rate is expected to be zero for regulatory reporting purposes.


MISCELLANEOUS


         The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. Securities may be purchased on margin by the Funds only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds will not engage in selling securities short. The Non-Money Market Funds may, however, make short sales against the box. "Selling short against the box" involves selling a security that a Fund owns for delivery at a specified date in the future.


                             INVESTMENT RESTRICTIONS


         The following investment restrictions are "fundamental" and may not be changed with respect to a Fund without the vote of a "majority" of the Fund's outstanding shares (as defined in "Declaration of Trust--Voting Rights"). If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the limitation. Unless otherwise stated, each restriction applies to all Funds:


A Fund may not:

         (1) Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) Borrow money, which includes entering into reverse repurchase agreements, except that a Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

         (4) Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be a pledge of assets;

         (5) Issue senior securities; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

         (6) Make loans, except that a Fund may purchase or hold debt securities consistent with its investment objective, lend Fund securities valued at not more than 33 1/3% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

         (7) Invest more than 15% of its total assets (10% of total assets for the Money Market Funds) in (i) securities with legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements maturing in more than seven days;

         (8) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that the Small Company Growth Fund may invest up to 10% of its total assets in such companies;

         (9) Make short sales of securities or maintain a short position unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (10) With respect to each Fund, other than the Tax-Free Funds, purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         (11) With respect to the Tax-Free Funds, purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities if backed solely by non-governmental users; governmental issuers of municipal bonds are not regarded as members of an industry, and the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund may invest more than 25% of its assets in industrial development bonds;

         (12) With respect to the Non-Money Market Funds, purchase more than 3% of the total outstanding voting securities of any one investment company, invest more than 5% of a Fund's total assets in any one investment company, or invest more than 10% of a Fund's total assets in the securities of other investment companies in general, except as part of a merger, consolidation, reorganization, purchase of assets or similar transaction;

         (13) With respect to the Money Market Funds, purchase more than 3% of the total outstanding voting securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies;

         (14) Purchase or sell commodities or commodity contracts or real estate, except a Fund may purchase and sell securities secured by real estate and securities of companies which deal in real estate and may engage in currency or other financial futures contracts and related options transactions;

         (15) Underwrite securities of other issuers, except that a Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective; or

         (16) With respect to the Equity Funds, purchase any security (other than U.S. Government securities) of any issuer if as a result the Fund would hold more than 10% of the voting securities of the issuer.

         With respect to Investment Restriction (7), the Funds currently intend to limit investment in illiquid securities to no more than 15% (10% for the Money Market Funds) of each Fund's respective net assets. With respect to Investment Restriction (11), examples of types of facilities using industrial development bonds purchased by the Tax-Free Funds include water treatment plants, educational and hospital facilities.

         In order to comply with Securities and Exchange Commission regulations relating to money market funds, the Money Market Funds will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of their total assets at the time of purchase, except for 25% of the value of their total assets which, in the case of the Michigan Municipal Money Market Fund, may be invested without regard to the 5% limit, and, in the case of the Money Market Fund and the Government Money Market Fund, may be invested in any one issuer for a period of up to three business days. In addition, no Money Market Fund will engage in options or futures as provided in Investment Restrictions (4), (5) and (14), nor will the Money Market Funds borrow money, pursuant to Investment Restriction (3), in excess of 10% of their total assets. With respect to Investment Restrictions (10) and (11), the Money Market Funds are permitted to invest in excess of 25% of their total assets in obligations of U.S. banks and domestic branches of foreign banks that are subject to the same regulation as U.S. banks.

                            SECURITIES TRANSACTIONS


         Old Kent, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Funds. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best price and execution of orders. The determination of what may constitute best price and execution in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both price paid or received and any commissions and other costs paid, the breadth of the market where the transaction is executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Old Kent in determining the overall reasonableness of brokerage commissions paid. In determining best price and execution and selecting brokers to execute transactions, Old Kent may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information provided to a Fund. Old Kent is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a Fund's transactions which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, Old Kent determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or the overall responsibilities of Old Kent to the Funds. Any such research and other statistical and factual information provided by brokers to a Fund or Old Kent is considered to be in addition to and not in lieu of services required to be performed by Old Kent under its Investment Advisory Agreement with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Trust and other clients of Old Kent who may indirectly benefit from the availability of such information. Similarly, the Trust may indirectly benefit from information made available as a result of transactions effected for such other clients.


         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of a transaction may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Old Kent will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of newly issued securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Each Fund may participate, if and when practicable, in group bidding for the purchase of certain securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.

         Neither Old Kent nor the Funds intend to place securities transactions with any particular broker-dealer or group thereof. However, the Trust's Board of Trustees has determined that each Fund may follow a policy of considering sales of the Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best price and execution described above. The policy of each Fund with respect to brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


         Old Kent expects that purchases and sales of securities for the Equity Funds usually will be effected through brokerage transactions for which commissions are payable. Old Kent expects that purchases and sales of municipal bonds and other debt instruments for the Income Funds, Municipal Bond Funds and Money Market Funds usually will be principal transactions. Municipal bonds and other debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Funds for such purchases.

         For the fiscal years ended December 31, 1994, 1995 and 1996, the following Funds paid commission in the amounts indicated: $328,237, $557,711 and $478,044, respectively, for the Growth and Income Fund; $674,963, $1,001,650 and $453,811, respectively, for the Small Company Growth Fund; $125,856, $192,985 and $211,929, respectively, for the International Growth Fund; $296,953, $139,571 and $34,687, respectively, for the Index Equity Fund; and $9,075, $0 and $0, respectively, for the Intermediate Tax-Free Fund. The Tax-Free Income Fund paid commissions in the amount of $2,500 for the fiscal year ended December 31, 1996. No other Fund paid brokerage commissions during the last three fiscal years. No Fund paid any brokerage commissions to an affiliated broker of the Trust.


         Investment decisions for each Fund are made independently by Old Kent from those of the other Funds and investment accounts advised by Old Kent. It may frequently develop that the same investment decision is made for more than one Fund or account. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one Fund or account. When two or more Funds or accounts are engaged in the purchase or sale of the same security, the transaction is allocated as to amount in accordance with a formula which Old Kent believes is equitable to each Fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a particular Fund is concerned. To the extent permitted by law, Old Kent may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or account.

         In no instances will securities held by a Fund be purchased from or sold to Old Kent, the Trust's Distributor or any of their "affiliated persons," as defined in the 1940 Act, except as may be permitted by any applicable regulatory exemption or exemptive order.


         As of December 31, 1996, the Money Market Fund owned debt securities of Donaldson, Lufkin & Jenrette in the amount of $35,000,000; Growth and Income Fund owned equity securities of J.P. Morgan & Co. in the amount of $4,130,000; Index Equity Fund owned equity securities of Merrill Lynch & Co., Inc. in the amount of $587,000 and equity securities of Morgan Stanley Group, Inc. in the amount of $383,000; Short Term Bond Fund owned debt securities of Goldman Sachs Group, L.P. in the amount of $4,974,000 and debt securities of Morgan Stanley Group, L.P. in the amount of $5,978,000; Intermediate Bond Fund owned debt securities of Morgan Stanley Group, Inc. in the amount of $5,016,000 and debt securities of Smith Barney Holdings, Inc. in the amount of $12,913,000; and Income Fund owned debt securities of Lehman Brothers Holdings, Inc. in the amount of $2,154,000. As of December 31, 1996, no other Fund owned securities of the Trust's regular broker dealers.


                            VALUATION OF SECURITIES

MONEY MARKET FUNDS

         As stated in their prospectus, the Money Market Funds seek to maintain a net asset value of $1.00 per share and, in this connection, value their instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the Fund sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less
(more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

         Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Money Market Funds' operations and delegating special responsibilities involving portfolio management to Old Kent, has established procedures that are intended, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value of each Money Market Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference between the amortized cost value per share and the net asset value per share based upon available indications of market value (the "Market Value Difference"). Available indications of market value consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.


         In the event the Market Value Difference exceeds 1/2 of 1%, the Trustees' procedures provide that the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten the dollar-weighted average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences.

         The Funds limit their investments to instruments which Old Kent has determined present minimal credit risk (pursuant to guidelines established by the Board of Trustees) and which are "Eligible Securities" as defined by Rule 2a-7. The Funds are also required to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share. Should the disposition of a security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable.


         It is the normal practice of the Funds to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Funds. In periods of declining interest rates, the indicated daily yield on shares of the Funds, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

NON-MONEY MARKET FUNDS

         Current values for the Non-Money Market Funds' portfolio securities are determined as follows:

         (1) Common stock, preferred stock and other equity securities listed on the NYSE are valued on the basis of the last sale price on the exchange. In the absence of any sales, such securities are valued at the last bid price;

         (2) Common stock, preferred stock and other equity securities listed on other U.S. or foreign exchanges will be valued as described in (1) above using quotations on the exchange on which the security is primarily traded;

         (3) Common stock, preferred stock and other equity securities which are unlisted and quoted on the National Market System (NMS) are valued at the last sale price, provided a sale has occurred. In the absence of any sales, such securities are valued at the high or "inside" bid, which is the bid supplied by the National Association of Securities Dealers on its NASDAQ system for securities traded in the over-the-counter market;

         (4) Common stock, preferred stock and other equity securities which are quoted on the NASDAQ system but not listed on NMS are valued at the high or "inside" bid;

         (5) Common stock, preferred stock and other equity securities which are not listed and not quoted on the NASDAQ System and for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked prices for such securities;

         (6) Non-U.S. common stock, preferred stock and other equity securities which are not listed or are listed and subject to restrictions on sale are valued at prices supplied by a dealer selected by Old Kent;

         (7) Bonds, debentures and other debt securities, whether or not listed on any national securities exchange, are valued at a price supplied by a pricing service or a bond dealer selected by Old Kent;

         (8) Short-term debt securities which when purchased have maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees;


         (9) Short-term debt securities having maturities of more than sixty days when purchased which are held on the sixtieth day prior to maturity are thereafter valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees; and

         (10) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available, and (b) any other security for which the application of the above methods is deemed by Old Kent not to be representative of the market value of such security.

         In valuing each Fund's assets, the Trust's fund accountant will "mark-to-market" the current value of a Fund's open futures contracts and options. For valuation purposes, quotations of securities denominated in foreign currencies are converted to into U.S. dollars at the prevailing currency exchange rate on the day of the conversion.

                             TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust are listed below. The address of all the Trustees and officers is 3435 Stelzer Road, Columbus, Ohio 43219.

         ANNE T. COUGHLAN, Trustee, 40; she is Associate Professor of Marketing; Kellogg Graduate School of Management, Northwestern University.

         JOSEPH F. DAMORE, Trustee, 44; he is President and Chief Executive Officer of Sparrow Hospital and Health System; formerly, Chairman of the Board of Trustees of Americare Home Health Resources; Director of Mercy Alternative; and former Director and Executive Vice President, Sisters of Mercy Health Corporation.

         * WALTER B. GRIMM, Trustee, Chairman and President, 51; he is Senior Vice President of Client Services for BISYS Fund Services and was formerly President of Leigh Investments.


         JAMES F. RAINEY, Trustee, 57; he is Associate Dean for Academic Affairs in The Eli Broad Graduate School of Management at Michigan State University.


         RONALD F. VANSTEELAND, Trustee, 56; he is Vice President for Finance and Administration and Treasurer of Grand Valley State University, Allendale, Michigan; and Treasurer of Grand Valley State University Foundation.

         R. JEFFREY YOUNG, Vice President and Assistant Secretary, 32; he is Director of Client Services for BISYS Fund Services and was formerly employed by The Heebink Group.

         THOMAS E. LINE, Treasurer, 29; he is Vice President of Financial Administration for BISYS Fund Services and was formerly employed by KPMG Peat Marwick LLP.

         ROBERT L. TUCH, Secretary, 45; he is Vice President - Legal Services for BISYS Fund Services.

         W. BRUCE MCCONNEL, III, Assistant Secretary, 57; he is a partner in the law firm of Drinker Biddle & Reath.

         GEORGE O. MARTINEZ, Assistant Secretary, 38; he is Senior Vice President and Director of Legal and Compliance Services for BISYS Fund Services and was formerly Vice President and Associate General Counsel with Alliance Capital Management.

         ALAINA V. METZ, Assistant Secretary, 30; she is Chief Administrator of the Blue Sky Department for BISYS Fund Services and was formerly employed by Alliance Capital Management.

-----------------------------------

* This Trustee is an interested person of the Trust as defined under the 1940
  Act.


         During the fiscal year ended December 31, 1996, no officer, director or employee of the Trust's service contractors, or any of their parents or subsidiaries, received any direct remuneration from the Trust for serving as a Trustee or officer of the Trust, although BISYS and its affiliates, of which Messrs. Grimm, Young, Line, Tuch and Martinez and Ms. Metz are also employees, receives fees from the Trust for administrative, fund accounting and transfer agency services. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. Each Trustee earns an annual fee of $8,000 and an additional fee of $1,000 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

         Listed below is the compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 1996. The Board of Trustees has established The Kent Funds Deferred Compensation Plan (the "Deferred Compensation Plan") pursuant to which the Trustees may elect to defer receipt of the compensation payable to them by the Trust. Under the terms of the Deferred Compensation Plan, amounts deferred by the Trustees are credited with the earnings on certain investment options which may include one or more of the Funds. Trustees receive payment of their deferred compensation and any related earnings upon ceasing to be a Trustee of the Trust. Such payment is made at the election of the Trustee, either in a lump sum or in annual installments over two to fifteen years. The Trust's obligation to pay the Trustee's deferred compensation is a general unsecured obligation.



                                                                  Total Compensation
                                                                   from the Trust and
    Name of Person                   Aggregate Compensation       Fund Complex Paid
     and Position                        from the Trust              to Trustees
    --------------                   ----------------------       -----------------

Anne T. Coughlan, Trustee                $11,750*                     $11,750

Joseph F. Damore, Trustee                $11,750                      $11,750

Walter B. Grimm, Trustee                 $0                           $0

James F. Rainey, Trustee                 $11,750*                     $11,750

Ronald F. VanSteeland, Trustee           $11,750                      $11,750


* During the fiscal year ended December 31, 1996, Ms. Coughlan deferred $5,500 and Mr. Rainey deferred $2,750 of their compensation pursuant to the Deferred Compensation Plan.

         As of May 1, 1997, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the Trust's outstanding shares.

                                    EXPENSES

         Operating expenses borne by the Funds include taxes, interest, fees and expenses of Trustees and officers, Securities and Exchange Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Funds' custodians and shareholder services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

                               INVESTMENT ADVISER

OLD KENT BANK


         Old Kent Bank is the investment adviser to the Funds. Old Kent's services as investment adviser are provided through its Trust Management Services Department. As of December 31, 1996, Old Kent's Trust Management Services Department managed assets of approximately $6 billion. The Trust is the first registered investment company for which Old Kent has provided investment advisory services. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503.

         Old Kent is a Michigan banking corporation which, with its affiliates, provided commercial and retail banking and trust services through 229 banking offices in Michigan and Illinois as of December 31, 1996. Old Kent offers a broad range of financial services, including commercial and consumer loans, corporate and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

         Old Kent is a subsidiary of Old Kent Financial Corporation, a bank holding company headquartered in Grand Rapids, Michigan, with approximately $12.3 billion in total consolidated assets as of December 31, 1996. Through offices in numerous states, Old Kent Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.


         Old Kent's Trust Management Services Department employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary com- puter-based systems in conjunction with fundamental analysis to identify investment opportunities.

INVESTMENT ADVISORY AGREEMENT

         The overall supervision and management of the Funds rests with the Trust's Board of Trustees. Pursuant to a written Investment Advisory Agreement with the Trust, dated October 12, 1990, as amended, Old Kent furnishes to the Trust investment advice with respect to the Funds, makes all investment decisions for the Funds, and places purchase and sale orders for the Funds' securities. Old Kent is responsible for all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments purchased or sold for the Funds, and any brokerage commissions or other transaction charges that may be associated with such purchases and sales.

         For its services to each Fund, Old Kent is entitled to an annual fee based on the average daily net asset value of each Fund, payable monthly, at the following rates: the Growth and Income Fund, 0.70%; the Small Company Growth Fund, 0.70%; the International Growth Fund, 0.75%; the Index Equity Fund, 0.30%; the Short Term Bond Fund, 0.50%; the Intermediate Bond Fund, 0.55%; the Income Fund, 0.60%; the Limited Term Tax-Free Fund, 0.45%; the Intermediate Tax-Free Fund, 0.50%; the Tax-Free Income Fund, 0.55%; the Michigan Municipal Bond Fund, 0.45%; the Money Market Fund, 0.40%; the Government Money Market Fund, 0.40%; and the Michigan Municipal Money Market Fund, 0.40%. Old Kent may rebate its advisory fees to certain of its institutional customers.


         For the fiscal years ended December 31, 1994, 1995 and 1996, Old Kent earned the following advisory fees for each Fund: $1,855,551, $2,427,434 and $3,202,775, respectively, for the Growth and Income Fund; $2,025,868, $2,210,891 and $3,613,394, respectively, for the Small Company Growth Fund; $1,427,820, $1,483,705 and $2,465,291, respectively, for the International Growth Fund; $906,077, $834,175 and $654,709, respectively, for the Index Equity Fund; $1,013,799, $1,454,445 and $1,421,272, respectively, for the Short Term Bond Fund; $3,870,183, $4,765,284 and $4,537,199, respectively, for the Intermediate Bond Fund; $1,436,354, $1,582,089 and $1,458,010, respectively, for the
Intermediate Tax-Free Fund; $1,370,798, $2,056,213 and $1,747,159, respectively, for the Money Market Fund; $551,177, $590,771 and $653,417, respectively, for the Michigan Municipal Money Market Fund; and $501,175, $738,023 and $772,339, respectively, for the Michigan Municipal Bond Fund. For the fiscal period ended December 31, 1994 and the fiscal years ended December 31, 1995 and 1996, Old Kent earned $72,787, $219,989 and $225,891, respectively, in advisory fees for the Limited Term Tax-Free Fund. For the fiscal period ended December 31, 1995 and the fiscal year ended December 31, 1996, Old Kent earned $442,275 and $595,616, respectively, in advisory fees for the Tax-Free Income Fund and $632,086 and $1,209,526, respectively, for the Income Fund.

         For the fiscal years ended December 31, 1994 and 1995, Old Kent waived a portion of its advisory fees for the Money Market Fund, Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund. Net of such waivers, Old Kent received $1,166,047 and $1,903,848, respectively, for the Money Market Fund; $410,048 and $535,921, respectively, for the Michigan Municipal Money Market Fund; and $226,335 and $717,968, respectively, for the Michigan Municipal Bond Fund. For the fiscal period ended December 31, 1994 and the fiscal year ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Limited Term Tax-Free Fund. Net of such waivers, Old Kent received $44,959 and $199,200, respectively. For the fiscal period ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Tax-Free Income Fund. Net of such waivers, Old Kent received $293,807.


         Under the Investment Advisory Agreement, Old Kent's liability in connection with rendering services thereunder is limited to situations involving a breach of its fiduciary duty, its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Trustees of the Trust, including a majority of those Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, most recently approved the agreement, as amended, on April 30, 1996. The Agreement continues in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Trustees of the Trust, including the "non-interested" Trustees, or by vote of a majority of the outstanding voting shares of such Fund. The Investment Advisory Agreement will terminate automatically upon its assignment and may be terminated with respect to any Fund or Funds without penalty on 60-days' written notice at the option of either party or by a vote of the shareholders of such Fund or Funds.


SUB-ADMINISTRATION AGREEMENT

         Commencing on June 1, 1997, Old Kent is expected to also provide certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.


THE GLASS-STEAGALL ACT AND OTHER APPLICABLE LAWS


         The Glass-Steagall Act, among other things, prohibits all entities which receive deposits (such as Old Kent) from engaging in the business of issuing, underwriting, selling or distributing securities. In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managed agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation authorizing bank holding companies and their non-bank affiliates to serve as investment advisers to both open-end and closed-end investment companies. The Board's interpretation, however, provides that the Glass-Steagall Act forbids a bank holding company or any non-bank affiliate of a bank holding company from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Bank Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. It is believed that it would be consistent with these decisions to interpret the Glass-Steagall Act as not prohibiting banks from serving as investment advisers to open-end investment companies.


         Old Kent has been advised by the Financial Institutions Bureau of the Department of Commerce of the State of Michigan, which is the bureau that regulates Michigan state chartered banks, that it is the position of that Bureau that a bank (such as Old Kent) which has been authorized to exercise full trust powers is authorized under Michigan banking laws to provide investment advice to an entity such as a mutual fund.


         Old Kent has been advised by its legal counsel that in the opinion of such counsel, Old Kent may lawfully serve as investment adviser to the Trust and perform the services for the Trust required by the Investment Advisory Agreement described in the prospectuses and this SAI. Such counsel has, however, cautioned that Old Kent's authority to serve in this capacity has not been definitively established by any state or federal law or regulation or any judicial decision or regulatory interpretation that constitutes binding authority with respect to the activities of Old Kent. In addition, such counsel has cautioned that state and federal laws and regulations relating to the permissible activities of banks and bank holding companies may change and may be subject to further judicial or administrative interpretation, the result of which may be to cause Old Kent to conclude that it would be unlawful or inadvisable to continue its relationship with the Trust. If Old Kent discontinues its services as investment adviser to the Trust, it is expected that the Board of Trustees of the Trust would select a new investment adviser and recommend that the Trust's shareholders approve the new investment adviser so recommended.


         It is anticipated that Old Kent will effect purchases of Trust shares from time to time upon the order of and as agent for certain customers. State and federal law limit the ability of a depository institution, such as Old Kent, to underwrite, sell or distribute securities. However, these laws permit, or are generally interpreted to permit, the execution of purchase and sale transactions without recourse upon the order and for the account of customers.

         It is possible that future state or federal legislative or administrative action or judicial or administrative decisions or interpretations could prohibit or restrict the proposed activities of Old Kent to such a degree that Old Kent or the Trust might conclude that it would be necessary or advisable to discontinue or materially alter the services provided by Old Kent. Any such discontinuation or alteration could cause the Trust's Board of Trustees to change the Trust's method of operations or the market for the Trust's shares or to merge or liquidate the Funds. It is not anticipated, however, that any such change would materially affect the net asset values per share of the Funds or result in financial loss to any shareholder.


                                 ADMINISTRATOR

         BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Administrator of the Trust under an Administration Agreement dated August 5, 1996. BISYS provides management and administrative services and, in general, supervises the operation of each Fund (other than investment advisory operations). The initial term of the Administration Agreement ends on July 31, 1998. Thereafter, the agreement may be renewed for successive one-year periods.


         By the terms of the Administration Agreement, BISYS is required to provide to the Funds management and administrative services, as well as all necessary office space, equipment and clerical personnel for managing and administering the affairs of the Funds. BISYS is required to supervise the provision of custodial, auditing, valuation, bookkeeping, legal, stock transfer and dividend disbursing services and provide other management and administrative services.

         As compensation for the services and facilities provided to the Funds pursuant to the Administration Agreement, BISYS is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - 18.5 basis points; between $5.0 and $7.5 billion - 16.5 basis points; and over $7.5 billion
- 13.5 basis points; provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per fund that is applicable to certain Funds of the Trust. All expenses (other than those specifically referred to as being borne by BISYS in the Administration Agreement) incurred by BISYS in connection with the operation of the Trust are borne by the Funds. To the extent that BISYS incurs any such expenses or provides certain additional services to the Trust, the Funds promptly will reimburse BISYS therefor.


         BISYS Fund Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's Fund Accountant pursuant to a Fund Accounting Agreement, dated August 5, 1996.

Under the Fund Accounting Agreement, BISYS Fund Services, Inc. prices each Fund's shares, calculates each Fund's net asset value, and maintains the general ledger accounting records for each Fund. For these services, BISYS Fund Services, Inc. is entitled to receive a fee computed daily at the annual rate of
1.5 basis points of the Trust's average daily net assets. The initial term of the Fund Accounting Agreement ends on July 31, 1998. Thereafter, the agreement may be renewed for successive one-year periods.

         For the fiscal periods ended December 31, 1994, 1995 and 1996, the Trust paid the following administrative fees to BISYS and the Trust's former administrators: $530,158, $693,553 and $896,290, respectively, for the Growth and Income Fund; $578,819, $631,683 and $1,011,600, respectively, for the Small Company Growth Fund; $380,752, $395,655 and $643,425, respectively, for the International Growth Fund; $604,052, $422,784 and $212,487, respectively, for the Index Equity Fund; $395,519, $581,778 and $558,367, respectively, for the Short Term Bond Fund; $1,407,339, $1,732,831 and $1,618,455, respectively, for the Intermediate Bond Fund; $574,541, $632,836 and $571,869, respectively, for the Intermediate Tax-Free Fund; $685,398, $772,894 and $425,618, respectively, for the Money Market Fund; $275,108, $220,170 and $159,777, respectively, for the Michigan Municipal Money Market Fund; and $222,744, $328,010 and $337,467, respectively, for the Michigan Municipal Bond Fund. For the fiscal period ended December 31, 1994 and the fiscal years ended December 31, 1995 and 1996, the Limited Term Tax-Free Fund paid $32,350, $97,773 and $95,629, respectively, in administrative fees. For the fiscal period ended December 31, 1995 and the fiscal year ended December 31, 1996, the Tax-Free Income Fund paid $160,827 and $227,178, respectively; and the Income Fund paid $210,695 and $393,938, respectively, in administrative fees.

                                  DISTRIBUTOR

         The Trust has entered into a Distribution Agreement dated August 5, 1996 with BISYS. Unless otherwise terminated, the Distribution Agreement will continue in effect until August 5, 1997 and will continue from year to year thereafter, if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. Shares of the Funds are sold on a continuous basis by BISYS as agent for the Trust, and BISYS has agreed to use its best efforts to solicit orders for the sale of shares of the Funds.


         For the fiscal years ended 1994, 1995 and 1996, the Trust paid BISYS and the Trust's former distributor total underwriting commissions of $662,081, $457,249 and $527,141, respectively. This entire amount was re-allocated to broker-dealers which had selling agreements with the distributor.

                                 TRANSFER AGENT

         BISYS Fund Services, Inc. also serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, BISYS Fund Services, Inc. processes purchases and redemptions of each Fund's shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.

                        CUSTODIAN, AUDITORS AND COUNSEL

         Bankers Trust Company, 16 Wall Street, 4th Floor, New York, New York 10005 is custodian of all securities and cash of the Trust.

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, Certified Public Accountants, are the independent auditors for the Trust.


         Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, PA 19107, serves as counsel to the Trust.


                               DISTRIBUTION PLAN

         THIS SECTION RELATES ONLY TO THE INVESTMENT SHARES OF THE FUNDS. THE INSTITUTIONAL SHARES HAVE NOT ADOPTED A DISTRIBUTION PLAN.

         As described in the prospectuses, the Trust has adopted with respect to its Investment Shares a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. The Plan provides that the Investment Shares of a Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% (on an annualized basis) of the average daily net asset value of the Investment Shares.

         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement must provide to the Trust's Board of Trustees at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments pursuant to the Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

         The services under the Plan may include assistance in advertising and marketing of Investment Shares, aggregating and processing purchase, exchange and redemption requests for Investment Shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting with respect to Investment Shares.

         As required by Rule 12b-1, the Plan and the related Distribution and Servicing Agreements have been approved, and are subject to annual approval, by a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not "interested" persons of the Trust (as defined by the 1940 Act) and who have no direct or indirect interest in the operation of the Plan and the agreements related thereto ("Independent Trustees"), by a vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. The Plan was most recently approved by the Board of Trustees as a whole and by the Independent Trustees on November 22, 1996. In compliance with Rule 12b-1, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there was a reasonable likelihood that the Plan and the related agreements would benefit the Funds and their shareholders. The Plan may not be amended in order to increase materially the amount of distribution expenses permitted under the Plan without such amendment being approved by a majority vote of the outstanding Investment Shares of the affected Fund. The Plan may be terminated at any time by a majority vote of the Independent Trustees or by a majority vote of the outstanding Investment Shares of the affected Fund.

         While the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" has been committed to the discretion of the "non-interested" Trustees then in office.

         For the fiscal year ended December 31, 1996 the following payments were made under the Plan: Growth and Income Fund, $32,309; Small Company Growth Fund, $32,104; International Growth Fund, $20,815; Index Equity Fund, $20,946; Intermediate Bond Fund, $18,017; Intermediate Tax-Free Fund, $8,726; Income Fund, $5,672; Tax-Free Income Fund, $1,900; Michigan Municipal Bond Fund, $3,241; Limited Term Tax-Free Fund, $97; and Short Term Bond Fund, $2,317. All of such payments were made to broker dealers and other selling and/or servicing institutions. For the current fiscal year, Investment Shares of the Growth and Income Fund, Small Company Growth Fund, International Growth Fund, Index Equity Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Income Fund and Tax-Free Income Fund will be charged a fee pursuant to the Plan at an annual rate of 0.25% of their average Investment class net assets. For the current fiscal year, Investment Shares of the Short Term Bond Fund, Limited Term Tax-Free Fund and Michigan Municipal Bond Fund will be charged a fee pursuant to the Plan at an annual rate of 0.15% of their average Investment class net assets. The Trust does not currently intend to charge a fee under the Plan for the Money Market Fund, the Government Money Market Fund or the Michigan Municipal Money Market Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The prospectuses for the Funds describe those investors who are eligible to purchase Investment Shares and those who are eligible to purchase Institutional Shares.

         In an exchange, shares in the Fund from which an investor is withdrawing will be redeemed at the net asset value per share next determined after the exchange request is received. Shares of the Fund in which the investor is investing will also normally be purchased at the net asset value per share next determined after acceptance of the purchase order by the Trust in accordance with its customary policies for accepting investments.

         Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situation described in the prospectuses under "How Can I Redeem Shares," the Trust may redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act, to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the prospectuses from time to time.

         A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareholders may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

         The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

                              DIVIDENDS AND TAXES

         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

         The discussion of Federal income tax consequences in the prospectuses and this SAI is based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION

         Each Fund will be treated as a separate corporate entity under the Code and intends to elect to qualify as a regulated investment company. In order to qualify as a regulated investment company, each Fund must comply with certain requirements in the Code. Each Fund is required to distribute annually an amount equal to at least the sum of 90% of its investment company income and 90% of its net tax-exempt interest income (the "Distribution Requirement"). Each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"), and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of securities for this purpose.

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of any one issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund, or whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Growth and Income Fund, Small Company Growth Fund and Index Equity Fund may constitute "qualifying dividends." The other Funds, however, are not expected to pay qualifying dividends.

         Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FEDERAL - TAX-EXEMPT INFORMATION

         As described in the prospectuses relating to the Tax-Free Funds, such Funds are designed to provide investors with tax-exempt interest income. The Tax-Free Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Tax-Free Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         In order for the Tax-Free Funds to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Free Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Tax-Free Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Tax-Free Fund with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

         If a Tax-Free Fund holds certain so-called "private activity bonds," shareholders will be required to include as an item of tax preference for purposes of the Federal alternative minimum tax that portion of the dividends paid by the Fund derived from interest received on such bonds. In addition, corporate shareholders will have to take into account all exempt-interest dividends paid by the Tax-Free Funds in determining certain adjustments for the Federal alternative minimum tax and the environmental tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         Special rules govern the Federal income tax treatment of certain financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, and on their ability to comply with the Short-Short Test described above.

         Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Fund (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales is treated as short-term capital gain or loss and 60% of such gain or loss is treated as long-term capital gain or loss without regard to the period the Fund holds the Instruments ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to Instruments that are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to Instruments that are part of a "mixed straddle" and are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified Instruments from the rules of Section 1256 of the Code, including the 40-60 rule and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either (a) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (b) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

         A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arms' length at a price determined by reference to the price in the Interbank market; and (3) the contract must be traded in the Interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this SAI, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         Some of the non-U.S. dollar-denominated investments held by the Growth and Income Fund and International Growth Fund, such as foreign debt securities and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

         Certain of the Funds may be subject to U.S. Federal income tax on a portion of any "excess distribution" from or a gain from the disposition of shares of a passive foreign investment company.

                              DECLARATION OF TRUST

DESCRIPTION OF SHARES

         The Trust's Restatement of Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. Each share of a series represents an equal proportionate interest in the Trust with each other share of that series. Each series represents interests in a different investment portfolio. The Trust currently offers fourteen series of shares with two separate classes in each series -- Investment Shares and Institutional Shares. Each share of the Trust has no par value and is entitled to such dividends and distributions of the income earned on its respective series' assets as are declared at the discretion of the Trustees. Each class or series is entitled upon liquidation of such class or series to a pro rata share in the net assets of that class or series. Shareholders have no preemptive rights. When issued for payment as described in the prospectuses, shares will be legally issued, fully paid and non-assessable.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

SHAREHOLDER LIABILITY

         The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, there is a possibility that shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Restatement of Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking entered into or executed by the Trust or the Trustees. In addition, the Restatement of Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

VOTING RIGHTS

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1, or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of that investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

         The term "majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

         Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining less than 50% of the shares of the Trust voting will not be able to elect any Trustees.

         As a general matter, the Trust does not hold annual or other meetings of shareholders. At such time, however, as less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from office: (1) at any time by two-thirds vote of the Trustees; or (2) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may also voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Restatement of Declaration of Trust provides that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee or adviser of the Trust, provided that they have exercised reasonable care in the selection of such individuals. The Restatement of Declaration of Trust also provides that a Trustee shall be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which said Trustee is involved by reason of being or having been a Trustee of the Trust, except with respect to any matter as to which such Trustee has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her actions were in the best interest of the Trust. Nothing in the Restatement of Declaration of Trust shall protect a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee.

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

MONEY MARKET FUNDS

         The yields for the Investment Shares and Institutional Shares of the Money Market Funds as they may appear from time to time in advertisements will be calculated by determining the net change exclusive of capital changes (all realized and unrealized gains and losses) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts for each class of shares in proportion to the length of the base period and the average account size for each class. The 30-day yield for each Fund is determined similarly. Based on the foregoing formula, for the 7-day period ended December 31, 1996, the yields of the Institutional Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.02% and 3.47%, respectively. For the same period, the 7-day yields of the Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.02% and 3.47%, respectively. The yield figures reflect waivers of certain expenses.

         If realized and unrealized gains and losses were included in the yield calculation, the yield of a Fund might vary materially from that reported in advertisements.

         In addition to the yields for each class of shares of the Money Market Funds, the effective yields for each class may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period return by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. Based on the foregoing formula, for the period ended December 31, 1996, the effective yields of the Institutional Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.14% and 3.53%, respectively. For the same period, the effective yields of the Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.14% and 3.53%, respectively. These yield figures reflect waivers of certain expenses.

         Each Money Market Fund may also quote from time to time its total return in accordance with Securities and Exchange Commission Regulations.

ALL FUNDS

         A Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

        ERV 1/n (exponent)
T = [(-------) - 1]

         P

Where:

         T = average annual total return;

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

         P =  hypothetical initial payment of $1,000; and

         n = period covered by the computation, expressed in years.

Based on the foregoing calculation, the average annual total returns for the Funds for the periods ended December 31, 1996 were as follows:

--------------------------------------------------------------------------------------------------------------
                                             INVESTMENT SHARES
--------------------------------------------------------------------------------------------------
                                                 Inception                           Since
                                                    Date         One Year          Inception
                                                    ----         --------          ---------

--------------------------------------------------------------------------------------------------
Money Market Fund                                 12/09/92         5.06%             4.14%
--------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund              12/15/92         3.11%             2.66%
--------------------------------------------------------------------------------------------------
Growth and Income Fund                            12/01/92        19.14%            15.66%
--------------------------------------------------------------------------------------------------
Small Company Growth Fund                         12/04/92        19.16%            14.73%
--------------------------------------------------------------------------------------------------
International Growth Fund                         12/04/92         5.57%            12.81%
--------------------------------------------------------------------------------------------------
Index Equity Fund                                 11/25/92        21.92%            16.22%
--------------------------------------------------------------------------------------------------
Short Term Bond Fund                              12/04/92         4.06%             4.53%
--------------------------------------------------------------------------------------------------
Intermediate Bond Fund                            11/25/92         2.76%             5.68%
--------------------------------------------------------------------------------------------------
Income Fund                                       03/17/95         1.16%             8.59%
--------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                             INVESTMENT SHARES
-----------------------------------------------------------------------------------------------
                                                 Inception                        Since
                                                    Date         One Year       Inception
                                                    ----         --------       ---------
-----------------------------------------------------------------------------------------------
Limited Term Tax-Free Fund                       11/01/94         3.51%            5.47%
-----------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund                       12/18/92         3.17%            5.18%
-----------------------------------------------------------------------------------------------
Tax-Free Income Fund                             04/01/95         3.53%            6.76%
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                     05/11/93         3.36%            3.91%
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                Inception                          Since
                                                   Date          One Year          Inception        Five Year
                                                   ----          --------          ---------        ---------

-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                12/03/90         5.06%              4.37%          4.07%
-----------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund             06/03/91         3.11%              2.85%          2.70%
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                           11/02/92        19.47%             16.37%             n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                        11/02/92        19.56%             16.39%             n/a
-----------------------------------------------------------------------------------------------------------------------
International Growth Fund                        12/04/92         5.87%             13.07%             n/a
-----------------------------------------------------------------------------------------------------------------------
Index Equity Fund                                11/02/92        22.18%             16.83%             n/a
-----------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                             11/02/92         4.22%              4.68%              n/a
-----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                           11/02/92         3.01%              5.84%              n/a
-----------------------------------------------------------------------------------------------------------------------
Income Fund                                      03/17/95         1.19%              8.83%              n/a
-----------------------------------------------------------------------------------------------------------------------
Limited Term Tax-Free Fund                       09/01/94         3.54%              4.73%              n/a
-----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund                       12/16/92         3.41%              5.35%              n/a
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Income Fund                             03/17/95         3.92%              6.99%              n/a
-----------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                     05/03/93         3.51%              4.09%              n/a
-----------------------------------------------------------------------------------------------------------------------

         A Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                             ERV
Aggregate Total Return = [(-------) - 1]
                              P

Based on the foregoing calculation, the aggregate total returns for the Funds for the periods ended December 31, 1996 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT SHARES
--------------------------------------------------------------------------------------------------------------
                                                         Inception                               Since
                                                            Date             One Year          Inception
                                                            ----             --------          ---------

--------------------------------------------------------------------------------------------------------------
Money Market Fund                                         12/09/92            5.06%            17.92%
--------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                      12/15/92            3.11%            11.20%
--------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                    12/01/92           19.14%            81.24%
--------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                                 12/04/92           19.16%            75.18%
--------------------------------------------------------------------------------------------------------------
International Growth Fund                                 12/04/92            5.57%            63.50%
--------------------------------------------------------------------------------------------------------------
Index Equity Fund                                         11/25/92           21.92%            85.31%
--------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                      12/04/92           4.06%             19.82%
--------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                    11/25/92           2.76%             25.44%
--------------------------------------------------------------------------------------------------------------
Income Fund                                               03/17/95           1.16%             15.97%
--------------------------------------------------------------------------------------------------------------
Limited Term Tax-Free Fund                                11/01/94           3.51%             12.24%
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund                                12/18/92           3.17%             22.66%
--------------------------------------------------------------------------------------------------------------
Tax-Free Income Fund                                      04/01/95           3.53%             12.17%
--------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                              05/11/93           3.36%             15.00%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------
                                                         Inception                             Since
                                                            Date           One Year          Inception
                                                            ----           --------          ---------
--------------------------------------------------------------------------------------------------------------
Money Market Fund                                         12/03/90           5.06%              29.76%
--------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                      06/03/91           3.11%              16.97%
--------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                    11/02/92          19.47%              88.09%
--------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                                 11/02/92          19.56%              88.25%
--------------------------------------------------------------------------------------------------------------
International Growth Fund                                 12/04/92           5.87%              65.07%
--------------------------------------------------------------------------------------------------------------
Index Equity Fund                                         11/02/92          22.18%              91.19%
--------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                      11/02/92           4.22%              20.98%
--------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                    11/02/92           3.01%              26.68%
--------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------
                                               Inception                              Since
                                                  Date           One Year          Inception
                                                  ----           --------          ---------
----------------------------------------------------------------------------------------------------
Income Fund                                     03/17/95           1.19%              16.43%
----------------------------------------------------------------------------------------------------
Limited Term Tax-Free Fund                      09/01/94           3.54%              11.40%
----------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund                      12/16/92           3.41%              23.49%
----------------------------------------------------------------------------------------------------
Tax-Free Income Fund                            03/17/95           3.92%              12.90%
----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                    05/03/93           3.51%              15.83%
----------------------------------------------------------------------------------------------------

         The calculations are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

         A Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:

              a - b
Yield = 2 [ (------ +  1) to the 6th power  - 1]
               cd

Where:

         a = dividends and interest earned during the period;

         b = expenses accrued for the period (net of reimbursements);

         c = average daily number of shares outstanding during the period entitled to receive dividends; and

         d = net asset value per share on the last day of the period.

         Based on the foregoing calculations, for the 30-day period ended December 31, 1996, the yields for the Investment Shares of the Income Funds and Municipal Bond were as follows: Short Term Bond Fund, 4.92%; Intermediate Bond Fund, 5.05%; Income Fund, 5.56%; Limited Term Tax-Free Fund, 3.71%; Intermediate Tax-Free Fund, 3.76%; Tax-Free Income Fund, 3.97%; and Michigan Municipal Bond Fund, 3.84%. For the same period, the yields on the Institutional Shares of the Income Funds and Tax-Free Funds were as follows: Short Term Bond Fund, 5.28%; Intermediate Bond Fund, 5.52%; Income Fund, 6.06%; Limited Term Tax-Free Fund, 4.04%; Intermediate Tax-Free Fund, 4.16%; Tax-Free Income Fund, 4.42%; and Michigan Municipal Bond Fund, 4.17%.

THE TAX-FREE FUNDS

         The Investment Shares and the Institutional Shares of the Tax-Free Funds may also advertise "tax equivalent yield." Tax equivalent yield is, in general, the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended December 31, 1996, the tax equivalent yields, assuming a 39.6% tax rate for the Investment Shares of the Tax-Free Funds were as follows: Limited Term Tax-Free Fund, 6.14%; Intermediate Tax-Free Fund, 6.23%; Tax-Free Income Fund, 6.57%; and Michigan Municipal Bond Fund, 6.36%. For the same period, the yields on the Institutional Shares of the Tax-Free Funds were as follows: Limited Term Tax-Free Fund, 6.69%; Intermediate Tax-Free Fund, 6.89%; Tax-Free Income Fund, 7.32%; and Michigan Municipal Bond Fund, 6.90%.

                            ADVERTISING INFORMATION

         The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return than the total return calculated as described above. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

         In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                             ADDITIONAL INFORMATION


         Set forth below are the record owners or, to the Trust's knowledge, the beneficial owners of 5% or more of the outstanding Investment and Institutional Shares of the Funds as of April 4, 1997.

NAME AND ADDRESS                                FUND                      CLASS             PERCENTAGE OF
                                                                                               OWNERSHIP

Trent & Co. (C)                         The Kent Money Market           Institutional             92%
Cash Account                            Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Michigan               Institutional             96%
Attn: Kent Fund Trader                  Municipal Money Market
4420 44th St., Suite A                  Fund
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Short Term             Institutional             32%
Cash Account                            Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Short Term             Institutional             66%
Reinvestment Account                    Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Intermediate           Institutional             47%
Cash Account                            Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Intermediate           Institutional             53%
Reinvestment Account                    Bond Fund
Attn: Kent Fund Trader

4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Intermediate           Institutional             99%
Cash Account                            Tax-Free Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Michigan               Institutional             98%
Cash Account                            Municipal Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Growth and             Institutional             40%
Reinvestment Account                    Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Growth and             Institutional             56%
Cash Account                            Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Small Company          Institutional             45%
Reinvestment Account                    Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Small Company          Institutional             51%
Cash Account                            Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent International          Institutional             43%
Reinvestment Account                    Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent International          Institutional             56%
Cash Account                            Growth Fund
Attn: Kent Fund Trader


4420 44th St., Suite A
Kentwood, MI   49512

Corelink Financial, Inc.                The Kent Index Equity           Institutional             12%
P.O. Box 4054                           Fund
Concord, CA 94524

Trent & Co. (C)                         The Kent Index Equity           Institutional             31%
Cash Account                            Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Index Equity           Institutional             57%
Reinvestment Account                    Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Limited Term           Institutional             98%
Cash Account                            Tax-Free Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Tax-Free               Institutional             99%
Cash Account                            Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Income Fund            Institutional             17%
Reinvestment Account
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (C)                         The Kent Income Fund            Institutional             83%
Cash Account
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Dale Lee Russ                           The Kent Money                  Investment                 6%
IRA                                     Market Fund
2114 E. Michillinda
Twin Lake, MI   49457

Larry M. Debryune                       The Kent Money                  Investment                 7%
Joy E. Debryune                         Market Fund
JTWROS
4270 Redbush Dr. SW
Grandville, MI   49418

BHC Securities Inc.                     The Kent Money                  Investment                 8%
And Twelve Hundred                      Market Fund
And One Commerce Square
Attn: Cash Sweeps Dept.
2005 Market St.
Philadelphia, PA   19103

Andrew Creasor                          The Kent Michigan               Investment                 6%
3403 Greenwood Lane                     Municipal Money
St Charles, IL   60174                  Market Fund

Judith A. Kernell                       The Kent Michigan               Investment                11%
Sara E. Kontz                           Municipal Money
JTWROS                                  Market Fund
5195 Pine Hill Circle
Howell, MI   48843

BHC Securities Inc.                     The Kent Michigan               Investment                12%
And Twelve Hundred                      Municipal Money
And One Commerce Square                 Market Fund
Attn: Cash Sweeps Dept.
2005 Market St.
Philadelphia, PA   19103

Eric S. Burgoon                         The Kent Michigan               Investment                13%
3873 Clearview St. NE                   Municipal Money
Grand Rapids, MI   49546                Market Fund

Lyle T. Cerda                           The Kent Michigan               Investment                14%
1129 Buckingham SW                      Municipal Money
Wyoming, MI   49509                     Market Fund

Kathleen B Perlberg Trust               The Kent Michigan               Investment                18%
Kathleen B Perlberg TTEE                Municipal Money
UAD 6/13/93                             Market Fund
3036 Hideaway Beach Drive
Brighton, MI   48116

John B. Hogan                           The Kent Short Term             Investment                 5%
IRA                                     Bond Fund
371 Gull Lake Drive South
Richland, MI   49083


Pershing                                The Kent Short Term             Investment                 6%
FBO Hillcrest Memorial                  Bond Fund
   Gardens
Merchandise Trust
One Pershing Plaza
Jersey City, NJ   07399

Carol D. Kunold                         The Kent Short Term             Investment                 8%
5342 Studebaker Circle                  Bond Fund
San Jose, CA   95135

BHC Securities Inc.                     The Kent Short Term             Investment                13%
Trade House Account                     Bond Fund
Attn  Mutual Funds Dept.
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103

Trent & Co. (R)                         The Kent Intermediate           Investment                 6%
Reinvestment Account                    Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

John M. Crouse Trustee                  The Kent Intermediate           Investment                 6%
For John M. Crouse                      Tax-Free Fund
U/A Dtd. 6/27/85
222 Harbour Drive
Commodore Club  510
Naples, FL   33940

Old Kent Bank Southeast                 The Kent Intermediate           Investment                 8%
Trst. Edward E. Vollenweider            Tax-Free Fund
U/A Dtd. 11-10-89
9936 Hawthorn Glen Drive
Grosse Ile, MI   48183

Northern Trust Co.                      The Kent Intermediate           Investment                 8%
FBO Richard U. Light                    Tax-Free Fund
Irrev. S. Tr.
U/A D 062140
P.O. Box 92956
Chicago, IL   60675

Northern Trust Co.                      The Kent Intermediate           Investment                12%
FBO Christopher U. Light                Tax-Free Fund
Rev. Tr.
DTD 010976

P.O. Box 92956
Chicago, IL   60675

Old Kent Bank Southeast                 The Kent Michigan               Investment                 5%
Trust Edward E Vollenweider             Municipal Bond Fund
U/A Dtd. 11-10-89
9936 Hawthorn Glen Drive
Grosse Ile, MI   48183

Trent & Co. (C)                         The Kent Michigan               Investment                 7%
Cash Account                            Municipal Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co. (R)                         The Kent Michigan               Investment                 9%
Reinvestment Account                    Municipal Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Northern Trust Co.                      The Kent Michigan               Investment                19%
FBO Richard U. Light                    Municipal Bond Fund
Irrev. S. Tr.
U/A D 062140
P.O. Box 92956
Chicago, IL   60675

Northern Trust Co.                      The Kent Michigan               Investment                27%
FBO Christopher U. Light                Municipal Bond Fund
Rev. Tr.
DTD 010976
P.O. Box 92956
Chicago, IL   60675

BHC Securities Inc.                     The Kent Growth and             Investment                 8%
Trade House Account                     Income Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

Trent & Co. (R)                         The Kent International          Investment                 5%
Reinvestment Account                    Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512


Trent & Co. (R)                         The Kent Index                  Investment                 6%
Reinvestment Account                    Equity Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

BHC Securities Inc.                     The Kent Index                  Investment                 9%
Trade House Account                     Equity Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

Susan J. Torroll                        The Kent Limited Term           Investment                15%
Joseph T. Torroll                       Tax-Free Fund
JTWROS
1251 Hailshaw Court
Wheaton, IL   60187

Charles J. Cebuhar                      The Kent Limited Term           Investment                20%
3605 Tamarack Trail                     Tax-Free Fund
Crystal Lake, IL   60012

Rose M Black                            The Kent Limited Term           Investment                28%
Rose M Black Trust                      Tax-Free Fund
Dtd. 06/14/1995
1208 Baker St.
Kalamazoo, MI   49001

Paine Webber for Credit to              The Kent Limited Term           Investment                33%
FBO William A. Woodworth                Tax-Free Fund
701 Poydras St.
1 Schell Square, Plaza 150
New Orleans, LA   70139

Luanne Lonnee                           The Kent Tax-Free               Investment                 6%
2445 Shehan                             Income Fund
Pinckney, MI   48169

James Lonnee                            The Kent Tax-Free               Investment                 6%
3710 Sheridan Rd.                       Income Fund
Pekin, IL   61554

Gregory Lonnee                          The Kent Tax-Free               Investment                 6%
18729 Sioux Drive                       Income Fund
Spring Lake, MI   49456

E. Condit Newcomer Trust                The Kent Tax-Free               Investment                 6%


E Condit Newcomer Trustee               Income Fund
4/7/94
2089 Corunna Avenue
Owosso, MI   48867

Rose M. Black                           The Kent Tax-Free               Investment                 7%
Rose M. Black Trust                     Income Fund
Dtd. 06/14/1995
1208 Baker St.
Kalamazoo, MI   49001

Lisa A. Boehm                           The Kent Tax-Free               Investment                 7%
668 Hill Avenue                         Income Fund
Elgin, IL   60120

Old Kent Bank Central                   The Kent Tax-Free               Investment                 7%
FBO Jerry S. Voight                     Income Fund
U/A Dtd. 01/28/91
Attn: Russ Thomas
123 N. Washington
Jerry S. Voight Trust
Owosso, MI   48867

Doris Anderson                          The Kent Tax-Free               Investment                 7%
Glen F. Anderson                        Income Fund
POA Dtd. 12/3/93
813 W. Indiana St.
St Charles, IL   60174

Pershing                                The Kent Tax-Free               Investment                 9%
FBO Leonard Krawczyk                    Income Fund
One Pershing Plaza
Jersey City, NJ   07399

BHC Securities Inc.                     The Kent Income Fund            Investment                10%
Trade House Account
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

         Except as otherwise stated in the Trust's prospectuses, statement of additional information, or required by law, the Trust reserves the right to change the terms of the offers stated in its prospectuses or statement of additional information without shareholder approval, including the right to impose or change certain fees for services provided.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues are regarded as having only a speculative capacity for timely payment.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - Issues are in payment default.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers does not fall within any of the Prime rating categories.

         The three rating categories of Duff & Phelps Credit Rating Co. ("Duff & Phelps") for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch Investors Service, Inc. ("Fitch") short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA, Inc. ("IBCA") assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by the highest capacity for timely repayment.

         "A2" - Obligations are supported by a good capacity for timely repayment.

         "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

         "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the "Aa," "A," "Baa," "Ba" and "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1," "A1," "Baa1," "Ba1" and "B1."

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
"F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

         An S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.


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



         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

         "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

         Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

                     THE KENT MICHIGAN MUNICIPAL BOND FUND
                 THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

SPECIAL INVESTMENT CONSIDERATIONS RELATING
TO INVESTING IN MICHIGAN MUNICIPAL OBLIGATIONS

         The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from the Governor's Executive Budget for fiscal year 1997-98 issued February 6, 1997, and from official statements relating to securities offerings of the State and its political subdivisions available as of the date of this Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

1996 ECONOMIC REVIEW AND 1997 ECONOMIC OUTLOOK

         The State's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 1996. These changes reflect a diversifying economy which is less reliant on the automobile industry. As a result, the State anticipates that its economy in the future will be somewhat less susceptible to cyclical swings and somewhat more resilient when national downturns occur.

         Total wage and salary employment is estimated to have grown by 1.6% in 1996. The rate of unemployment is estimated to have been 4.7% in 1996, below the national average for the third consecutive year. Personal income grew at an estimated 4.2% annual rate in 1996, down from 6.5% reported for 1995. Michigan unemployment is expected to grow by a moderate 1.5% in 1997. The unemployment rate in 1997 is expected to increase to 5.0% but personal income is also expected to increase by 5.0% in 1997. The inflation rate, as measured by the Detroit Consumer Price Index, is expected to be at approximately 2.5% in 1997. As a result, inflation adjusted purchasing power is expected to grow 2.5% in 1997.

1996-97 STATE OF MICHIGAN BUDGET AND PRIOR RESULTS

         During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1996 is estimated to have been in excess of $1.1 billion.

         The State budget for the 1996-97 fiscal year, which began October 1, 1996, has been adopted by the Legislature. This budget projects State General Fund/General Purpose revenues of approximately $8.244 billion, a decline of approximately $60 million from the prior year. Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether declining motor fuel tax revenues resulting from more fuel-efficient vehicles will continue to provide adequate funding to maintain the State's transportation



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infrastructure, whether there will be adequate funds available to address the
State's need for more correctional facilities, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

PROJECTED STATE OF MICHIGAN REVENUES FOR FISCAL 1996-97

         General Fund - General Purpose consensus revenue is estimated at $8.244 million, a slight decline from fiscal year 1995-96.

         Personal Income Tax - Net income tax collections are estimated at $4,251.4 million, a 3.5% increase over fiscal year 1995-96.

         Single Business Taxes - Gross single business tax collections are projected to amount to $2,318.0 million, a slight increase over fiscal year 1995-96.

         Sales Tax - Gross sales tax collections are forecasted to total $5,407.0 million, of which the amount available for General Fund Purposes is estimated to be approximately $93.0 million.

         Use Tax - Gross use tax collections are forecasted to be $705.9 million.

STATE CONSTITUTIONAL PROVISIONS AFFECTING REVENUES AND EXPENDITURES

         The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

         The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

         If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

         The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the results of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

         The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

STATE AND STATE-RELATED INDEBTEDNESS

         The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

         Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

         The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the Superintendent of Public Instruction, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

         There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

GENERAL OBLIGATION BONDS AND NOTES AND SCHOOL BOND LOAN FUND

         The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1996, the State had approximately $685 million of general obligations bonds outstanding.

         The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligations bonds issued by local school districts. As of December 31, 1996, approximately $6,270 million in principal amount of "qualified" bonds of local school districts was outstanding.

         As of February 3, 1997, the ratings on State of Michigan general obligation bonds were "Aa" by Moody's, "AA" by S&P and "AA" by Fitch Investors Services. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

LITIGATION

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1997, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings by school districts claiming failure of the State to fund certain mandated services, other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of early 1997.

PROPERTY TAX AND SCHOOL FINANCE REFORM

         The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

         On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

         Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

                                   APPENDIX C

         As stated in the Prospectuses, certain of the Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts
    -------------------------------

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes. This would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

         DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The


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



Funds will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may trade in any interest rate futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Index Futures Contracts
     -----------------------

         A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included.

         A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.


III.  Futures Contracts on Foreign Currencies
      ---------------------------------------

         A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.


IV.  Margin Payments
     ---------------

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.


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



Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Old Kent may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.  Risks of Transactions in Futures Contracts
    ------------------------------------------

         There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the future moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Old Kent. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Old Kent. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not


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



correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by a Fund is also subject to Old Kent's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may also have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts
     ----------------------------

         A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters
      -------------

         Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.


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


              The Kent              MONEY MARKET FUND
              Funds                 PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
BANK NOTES -- 1.0%
$  5,000,000  Bank of New York, 5.63%,
              3/3/97.........................  $   4,999,269
                                               -------------
              TOTAL BANK NOTES...............      4,999,269
                                               -------------
              (amortized cost $4,999,269)

YANKEE CERTIFICATES OF DEPOSIT -- 16.1%
   5,000,000  ABN Amro Bank, 5.68%, 4/17/97..      4,997,768
   5,000,000  Bank of Nova Scotia, 5.36%,
              1/6/97.........................      5,000,000
   5,000,000  Bank of Nova Scotia, 5.36%,
              2/18/97........................      5,000,000
   5,000,000  Banque National de Paris,
              5.62%, 2/10/97.................      5,000,121
   5,000,000  Banque National de Paris,
              5.52%, 6/27/97.................      5,000,000
   5,000,000  Bayerische Landesbank, 5.37%,
              2/3/97.........................      5,000,080
   5,000,000  Canadian Imperial Bank of Com-
              merce, 5.42%, 1/8/97...........      5,000,056
   5,000,000  Commerzbank Group, 5.37%,
              1/9/97.........................      5,000,010
   7,000,000  Commerzbank Group, 5.52%,
              3/14/97........................      6,995,550
   6,000,000  Societe Generale, 5.52%,
              1/10/97........................      6,000,101
   5,000,000  Societe Generale, 5.57%,
              4/3/97.........................      5,001,781
   5,000,000  Societe Generale, 5.60%,
              4/3/97.........................      5,002,110
   5,000,000  Swiss Bank Corp., 5.75%,
              3/4/97.........................      5,001,085
   5,000,000  Swiss Bank Corp., 5.71%,
              3/19/97........................      5,002,587
   5,000,000  Sumitomo Bank, Ltd., 5.87%,
              1/29/97........................      5,000,039
                                               -------------
              TOTAL YANKEE CERTIFICATES OF
              DEPOSIT........................     78,001,288
                                               -------------
              (amortized cost $78,001,288)

BANKER'S ACCEPTANCES -- 17.9%
   5,000,000  Bank of Nova Scotia, 5.27%,
              4/28/97........................      4,914,442
   3,000,000  Chase Manhattan Bank, N.A.,
              5.29%, 1/10/97.................      2,996,031
   4,947,775  Chase Manhattan Bank, N.A.,
              5.28%, 1/13/97.................      4,939,067
   5,000,000  Chase Manhattan Bank, N.A.,
              5.27%, 1/27/97.................      4,980,970
   5,000,000  Chase Manhattan Bank, N.A.,
              5.28%, 2/27/97.................      4,958,200
  10,000,000  Corestates Bank, 5.40%,
              3/25/97........................      9,875,500
   5,000,000  First National Bank of Chicago,
              5.26%, 1/3/97..................      4,998,539

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
BANKER'S ACCEPTANCES (CONTINUED)
$  5,000,000  First National Bank of Chicago,
              5.26%, 4/1/97..................      4,934,250
   5,100,000  Mellon Bank, N.A.,
              5.31%,1/3/97...................  $   5,098,496
   5,000,000  Mellon Bank, N.A., 5.31%,
              1/9/97.........................      4,994,100
   5,000,000  Mellon Bank, N.A., 5.34%,
              6/13/97........................      4,879,108
   7,672,826  National City Bank, 5.26%,
              3/5/97.........................      7,602,198
   6,000,000  Republic National Bank of New
              York, 5.35%, 2/28/97...........      5,948,283
   5,500,000  Wachovia Bank of Georgia, N.A.,
              5.29%, 1/17/97.................      5,487,069
   5,000,000  Wachovia Bank of Georgia, N.A.,
              5.38%, 2/14/97.................      4,967,122
   5,000,000  Wachovia Bank of North Caro-
              lina, 5.32%, 3/17/97...........      4,944,584
                                               -------------
              TOTAL BANKER'S ACCEPTANCES.....     86,517,959
                                               -------------
              (amortized cost $86,517,959)

COMMERCIAL PAPER -- 49.2%
   5,000,000  ABN Amro North America
              Finance Inc.,
              5.44%, 2/28/97.................      4,956,178
   5,000,000  Ameritech Corp., 5.27%,
              1/10/97........................      4,993,412
   5,000,000  Ameritech Corp., 5.29%,
              3/4/97.........................      4,954,447
   5,000,000  BellSouth Telecommunications,
              5.31%, 1/30/97.................      4,978,612
   5,000,000  BellSouth Telecommunications,
              5.30%, 3/26/97.................      4,938,167
   5,000,000  Budget Funding Corp., 5.32%,
              1/7/97.........................      4,995,567
   5,000,000  Budget Funding Corp., 5.33%,
              1/14/97........................      4,990,376
   5,000,000  Daimler Benz N.A. Corp., 5.42%,
              1/15/97........................      4,989,461
   5,000,000  Daimler Benz N.A. Corp., 5.31%,
              1/17/97........................      4,988,200
   5,000,000  Daimler Benz N.A. Corp., 5.39%,
              2/5/97.........................      4,973,799
   5,000,000  Daimler Benz N.A. Corp., 5.30%,
              3/3/97.........................      4,955,097
   5,500,000  Eli Lilly & Co., 5.57%,
              2/24/97........................      5,454,047
   5,000,000  Ford Motor Credit Co., 5.36%,
              1/28/97........................      4,979,900
   5,000,000  Ford Motor Credit Co., 5.47%,
              3/17/97........................      4,942,917
   5,000,000  General Electric Capital Corp.,
              5.33%, 1/22/97.................      4,984,454
   5,000,000  General Electric Capital Corp.,
              5.31%, 1/23/97.................      4,983,775

                                  Continued

                     The Kent       MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
COMMERCIAL PAPER (CONTINUED)
$  5,000,000  General Electric Capital Corp.,
              5.29%, 3/10/97.................   $  4,950,039
   5,000,000  General Electric Capital Corp.,
              5.50%, 5/30/97.................      4,886,181
   5,000,000  General Motors Acceptance
              Corp., 5.50%, 1/2/97...........      4,999,236
   5,000,000  General Motors Acceptance
              Corp., 5.35%, 1/15/97..........      4,989,597
   5,000,000  General Motors Acceptance
              Corp., 5.33%, 1/27/97..........      4,980,753
   5,000,000  General Motors Acceptance
              Corp., 5.34%, 6/16/97..........      4,876,883
   5,000,000  General Motors Acceptance
              Corp., 5.42%, 6/26/97..........      4,867,511
   5,000,000  H.J. Heinz Co., 5.40%,
              1/13/97........................      4,991,000
   5,000,000  H.J. Heinz Co., 5.50%,
              2/6/97.........................      4,972,500
   5,000,000  Household Finance Corp., 5.31%,
              1/7/97.........................      4,995,575
   5,000,000  Household Finance Corp., 5.30%,
              1/13/97........................      4,991,167
   5,000,000  Household Finance Corp., 5.37%,
              1/16/97........................      4,988,812
   5,000,000  Household Finance Corp., 5.33%,
              1/24/97........................      4,982,974
   5,000,000  John Deere Capital Corp.,
              5.29%, 1/6/97..................      4,996,326
   5,000,000  John Deere Capital Corp.,
              5.30%, 1/14/97.................      4,990,431
   5,000,000  John Deere Capital Corp.,
              5.29%, 1/16/97.................      4,988,979
   5,000,000  John Deere Capital Corp.,
              5.27%, 5/2/97..................      4,911,435
   5,000,000  Michigan Consolidated Gas Co.,
              5.40%, 2/3/97..................      4,975,250
   5,000,000  Michigan Consolidated Gas Co.,
              5.35%, 2/4/97..................      4,974,736
   5,000,000  Michigan Consolidated Gas Co.,
              5.32%, 2/6/97..................      4,973,400
   5,000,000  National Australia Funding
              (Delaware), 5.28%, 1/6/97......      4,996,320
   5,000,000  National Australia Funding
              (Delaware), 5.30%, 1/6/97......      4,996,333
   5,000,000  Pitney Bowes Credit Corp.,
              5.58%, 2/19/97.................      4,962,025
   5,000,000  Sandoz Corp., 5.31%, 1/21/97...      4,985,250
   5,000,000  Sandoz Corp., 5.30%, 1/31/97...      4,977,917
   4,400,000  Schering Corp., 5.27%,
              5/13/97........................      4,314,977

                                                  AMORTIZED
 PRINCIPAL                                          COST
   AMOUNT                                         (NOTE 2)
------------                                   -------------
COMMERCIAL PAPER (CONTINUED)
$  5,000,000  UBS Finance, 8.00%, 1/2/97.....   $  4,998,889
   5,000,000  Weyerhaeuser Co., 5.29%,
              1/29/97........................      4,979,428
   5,000,000  Weyerhaeuser Co., 5.30%,
              2/6/97.........................      4,973,500
   5,000,000  Weyerhaeuser Co., 5.30%,
              2/7/97.........................      4,972,764
   5,000,000  Xerox Corp., 5.31%, 1/13/97....      4,991,150
   5,000,000  Xerox Credit Corp., 5.30%,
              1/13/97........................      4,991,167
                                               -------------
              TOTAL COMMERCIAL PAPER.........    238,480,914
                                               -------------
              (amortized cost $238,480,914)

DEMAND NOTES -- 7.5%
   5,000,000  Allstate Financial Corp.,
              Funding Agreement, 5.51%*,
              1/2/97(b)......................      5,000,000
   7,500,000  Commonwealth Life Insurance
              Co., 5.64%*, 1/2/97(b).........      7,500,000
   5,000,000  Kerasotes Theaters, Inc., Se-
              ries 96-A, 5.67%*, 1/2/97 (LC
              First of America Bank-Illinois,
              N.A.)..........................      5,000,000
   3,000,000  La Mirada, CA, Industrial
              Development Authority, 5.70%*,
              1/2/97 (LC First National Bank,
              Chicago).......................      3,000,000
   5,000,000  Labelle Capital Funding L.L.C.,
              5.82%*, 1/2/97 (LC First of
              America Bank-Michigan).........      5,000,000
   5,000,000  Sheperd Capital L.L.C., 5.82%*,
              1/2/97 (LC Comerica Bank)......      5,000,000
   6,000,000  Zeigler Realty, L.L.C., 5.82%*,
              1/2/97 (LC First of America
              Bank-Michigan).................      6,000,000
                                               -------------
              TOTAL DEMAND NOTES                  36,500,000
                                               -------------
              (amortized cost $36,500,000)

INVESTMENT COMPANY -- 1.2%

   SHARES
------------
   5,772,341  Dreyfus Cash Management Money
              Market Fund....................      5,772,341
                                               -------------
              TOTAL INVESTMENT COMPANY.......      5,772,341
                                               -------------
              (cost $5,772,341)
TOTAL INVESTMENTS, AT VALUE..................    450,271,771
                                               -------------
(amortized cost $450,271,771)

                                  Continued

                   The Kent         MONEY MARKET FUND
                   Funds            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
REPURCHASE AGREEMENT -- 7.2%
$ 35,000,000  Donaldson, Lufkin & Jenrette,
              6.25%, dated 12/31/96, due
              1/2/97, (collateralized by
              $34,324,000 U.S. Treasury Note,
              6.375%, 7/15/99, market value
              $35,789,624)...................  $  35,000,000
                                               -------------
              TOTAL REPURCHASE AGREEMENT.....     35,000,000
                                               -------------
              (cost $35,000,000)

TOTAL -- 100.1%..............................    485,271,771
(amortized cost $485,271,771) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1%).......................................      (549,062)
                                               -------------
NET ASSETS -- 100.0%.........................   $484,722,709
                                               =============

---------------------------------------

Percentages indicated are based on net assets of $484,722,709.
* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Illiquid security
LC Letter of Credit

                      See Notes to Financial Statements.

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES -- 87.1%
             MICHIGAN -- 79.5%
$  $485,000  Alcona Community Schools,
             4.10%, 5/1/97 (Insured by
             FGIC)...........................  $     485,229
  1,725,000  Chippewa Valley Schools, GO,
             8.10%, 5/1/97...................      1,750,380
    215,000  Clinton Township, Economic
             Development Corp., Limited
             Obligation Revenue, Pointe
             Village Square Project (AMT),
             3.95%*, 2/1/97 (LC Resolution
             Trust Co.)......................        215,000
  2,550,000  Detroit, Series A, GO,
             Prerefunded 4/1/97 @ 102,
             8.63%, 4/1/07...................      2,631,737
    625,000  Eaton Rapids Public Schools, GO,
             7.38%, 5/1/97 (Insured by
             MBIA)...........................        632,082
    460,000  Farmington Hills, Economic
             Development Corp., Limited
             Obligation Revenue, Brookfield
             Building Associates,
             4.15%*, 1/2/97 (LC Comerica
             Bank)...........................        460,000
    415,000  Farmington Hills, Economic
             Development Corp., Limited
             Obligation Revenue, Marketing
             Displays Project (AMT), 3.75%*,
             3/1/97 (LC Comerica Bank).......        415,000
  1,855,000  Genesse County, Economic
             Development Corp., Grand Blanc
             Convalescent Center,
             3.80%*, 5/1/97 (LC Citizens
             Commercial & Savings Bank)......      1,855,000
  1,000,000  Grand Rapids Water Supply,
             Prerefunded 1/1/98 @ 102, 7.88%,
             1/1/18..........................      1,059,734
  3,000,000  Holland, Economic Development
             Corp., Thrifty Holland, Inc.,
             3.65%*, 1/2/97 (LC Industrial
             Bank of Japan)..................      3,000,000
  1,180,000  Johannesburg -- Lewiston Area
             Schools,
             5.25%, 4/1/97...................      1,182,802
    695,000  Kenowa Hills Public Schools, GO,
             5.13%, 5/1/97...................        697,715
  3,000,000  Kent Hospital Finance Authority,
             Butterworth Hospital, Series A,
             4.00%*, 1/2/97 (LC Rabobank
             Nederland)......................      3,000,000
  1,855,000  Leelanau County, Economic
             Development Corp., Limited
             Obligation Revenue, American
             Community Mutual Insurance Co.,
             3.80%*, 6/15/97 (LC First of
             America)........................      1,855,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   410,000  Livonia, Economic Development
             Corp., American Community Mutual
             Insurance Co.,
             3.80%*, 5/15/97 (LC First of
             America)........................  $     410,000
  2,000,000  Meridian, Economic Development
             Corp., Hannah Research &
             Technology Center, 3.70%*,
             1/15/97 (LC Barclays Bank PLC)..      2,000,000
  2,200,000  Michigan Municipal Bond
             Authority, Series A,
             4.50%, 7/3/97...................      2,206,230
  1,000,000  Michigan Municipal Bond
             Authority, School State Aid
             Notes, Series 1996B,
             4.50%, 7/25/97..................      1,002,971
  1,500,000  Michigan State Hospital Finance
             Authority Revenue, Oakwood
             Hospital Obligation Group,
             Series A,
             4.00%, 11/1/97 (Insured by
             FGIC)...........................      1,504,219
    500,000  Michigan State Housing
             Development Authority, Pine
             Ridge,
             4.10%*, 1/2/97 (LC National
             Westminster)....................        500,000
  1,000,000  Michigan State Housing
             Development Authority, Revenue,
             Shoal Creek,
             4.10%*, 1/2/97 (LC National
             Westminster)....................      1,000,000
    350,000  Michigan State Housing Rental
             Revenue, Series C,
             4.15%*, 1/2/97 (LC Credit
             Suisse).........................        350,000
  3,300,000  Michigan State Job Development
             Authority, BASF Wyandotte Corp.,
             3.30%*, 1/2/97 (LC Credit
             Suisse).........................      3,300,000
  1,200,000  Michigan State Job Development
             Authority, Hitachi Metals,
             3.75%*, 1/2/97 (LC Sanwa Bank,
             Ltd.)...........................      1,200,000
  5,100,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Dow
             Chemical Co. Project, (AMT),
             5.10%*, 1/2/97..................      5,100,000
  3,500,000  Michigan State Strategic Fund-
             Reserve 1, Limited Obligation
             Revenue, Detroit Edison,
             5.25%*, 1/2/97 (LC Barclays Bank
             PLC)............................      3,500,000

                                  Continued
                                      8

                      The Kent      MICHIGAN MUNICIPAL MONEY MARKET FUND
                      Funds         PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   215,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Kazoo Inc. Project (AMT),
             3.95%*, 3/15/97 (LC First of
             America)........................  $     215,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Donnelly Corp. Project, Series B
             (AMT),
             3.80%*, 4/1/97 (LC ABN AMRO
             Bank)...........................      2,500,000
  1,460,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Plascore, Inc. (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      1,460,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Waltec American Forgings (AMT),
             4.35%*, 1/2/97..................      2,000,000
    995,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Molmec, Inc. (AMT),
             4.40%*, 1/2/97 (LC Comerica
             Bank)...........................        995,000
  1,160,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, B.K.
             Hardwoods Ltd. Project,
             Series A (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      1,160,000
  4,975,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, JB
             Labs, Inc. (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      4,975,000
    540,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Tom
             Miller, Inc., (AMT),
             4.25%*, 1/2/97 (LC First Union
             National).......................        540,000
  2,800,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             United Waste System (AMT),
             4.25%*, 1/2/97 (LC Bank of
             America)........................      2,800,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Cincinnati Milacron, Inc.
             Project, (AMT),
             4.25%*, 1/2/97 (LC PNC Bank)....      2,500,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 4,200,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             United Fixtures Co. Project,
             (AMT),
             4.40%*, 1/8/97 (LC LaSalle
             National Bank)..................  $   4,200,000
    500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Tenibac Graphion, (AMT),
             4.35%*, 1/2/97 (LC NBD).........        500,000
  1,045,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Stephenson Land Co. Project
             (AMT),
             4.30%*, 1/2/97 (LC Comerica
             Bank)...........................      1,045,000
  1,600,000  Michigan State Strategic Fund,
             Limited Obligation, Rochester
             Gear Project (AMT),
             4.35%*, 1/2/97 (LC Comerica
             Bank)...........................      1,600,000
  5,100,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Karona, Inc. Project, (AMT)
             4.35%*, 1/2/97 (LC First of
             America)........................      5,098,008
  4,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Pelzer (H.P.), Inc., (AMT),
             4.35%*, 1/2/97 (LC NBD).........      4,000,000
  2,750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Advanced Tooling System, (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      2,750,000
  1,200,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Jet
             Enterprises, (AMT),
             4.35%*, 1/2/97 (LC NBD).........      1,200,000
    750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Patten Monument Project, (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................        750,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             (AMT), Knight Industries &
             Associates, Inc. Project,
             4.35%*, 1/2/97 (LC NBD).........      2,000,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Horizon Devco LLC Project,
             (AMT), 4.35%*, 1/2/97 (LC NBD)..      2,000,000

                                  Continued
                                      9

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 3,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Ort
             Tool & Die Corp. (AMT),
             4.40%*, 1/2/97 (LC National City
             Bank)...........................  $   3,000,000
  1,750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Omni
             Technical Services, Inc. (AMT),
             4.35%*, 1/2/97 (LC First of
             America)........................      1,750,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Solid Waste Disposal, Grayling
             Generating Project (AMT),
             4.25%*, 1/2/97 (LC Barclays Bank
             PLC)............................      2,000,000
  1,700,000  Michigan State Strategic Fund,
             Industrial Revenue, Kinder Care
             Centers, Series E (AMT),
             4.55%*, 1/2/97..................      1,700,000
    250,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Series B-1 (AMT), 4.40%*, 1/2/97
             (LC Comerica Bank)..............        250,000
  2,820,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Mans
             Project (AMT), 4.30%*, 1/2/97
             (LC Comerica Bank)..............      2,820,000
  1,785,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Kay
             Screen Printing, Inc., Series B
             (AMT), 4.35%*, 1/2/97 (LC
             Comerica Bank)..................      1,785,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Donnelly Corp. Project, Series A
             (AMT), 4.60%*, 1/2/97 (LC Bank
             of Tokyo, Ltd.).................      2,500,000
  1,700,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Pilot Industries, Inc. Project
             (AMT),
             4.50%*, 1/2/97 (LC NBD).........      1,700,000
  2,050,000  Michigan State Strategic Fund,
             PCR, Consumers Power Project,
             4.25%*, 1/2/97 (LC Union Bank of
             Switzerland)....................      2,050,000
    690,000  Michigan State Trunk Line,
             Series B,
             6.25%, 11/1/97 (Insured by
             FGIC)...........................        703,678
  1,000,000  Michigan State Trunk Line,
             Series B,
             4.50%, 11/15/97 (Insured by
             FGIC)...........................      1,005,883
  1,075,000  Michigan State University
             Revenues, Series A,
             4.70%, 8/15/97..................      1,082,003

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   500,000  Midland County, Economic
             Development Corp., Limited
             Obligation Revenue, Series A,
             Dow Chemical Project (AMT),
             5.30%*, 1/2/97..................  $     500,000
    675,000  Oakland County, Economic
             Development Corp., Orchard Maple
             Project,
             3.75%*, 1/15/97, (LC First of
             America)........................        675,000
    340,000  Rochester Hills, Economic
             Development Corp., BRG
             Association Project,
             3.90%*, 12/1/97 (LC Comerica
             Bank)...........................        340,000
    850,000  Royal Oak Hospital Finance
             Authority, William Beaumont
             Hospital,
             4.50%, 1/1/97...................        850,000
  3,700,000  Royal Oak Hospital Finance
             Authority, William Beaumont
             Hospital,
             4.95%*, 1/2/97..................      3,700,000
  1,040,000  St. Clair Shores, Economic
             Development Corp. Borman's
             Inc.(AMT),
             3.95%*, 4/15/97 (LC Michigan
             National Bank)..................      1,040,000
  1,600,000  University of Michigan, Hospital
             Revenue, Series A,
             5.10%*, 1/2/97..................      1,600,000
  1,200,000  University of Michigan, Hospital
             Revenue, Series A,
             5.10%*, 1/2/97..................      1,200,000
  1,940,000  Warren, Economic Development
             Corp., CMX Corp. Project (AMT),
             3.70%*, 3/15/97 (LC First of
             America)........................      1,940,000
  1,295,000  Warren, Economic Development
             Corp., Cross Country Inns (AMT),
             3.75%*, 5/1/97 (LC Huntington
             National Bank)..................      1,295,000
  1,000,000  Washtenaw Community College, GO,
             Prerefunded 4/1/97 @ 102,
             6.20%, 4/1/03...................      1,026,916
  1,010,000  Wayne County Airport (Detroit
             Airport), Series A, (AMT)
             4.25%*, 1/2/97 (LC Bayerische
             Landesbank).....................      1,010,000
  1,000,000  Wayne County Airport (Detroit
             Airport), Series B, (AMT)
             4.10%*, 1/2/97 (LC Bayerische
             Landesbank).....................      1,000,000
                                               -------------
                                                 124,124,587
                                               -------------

                                  Continued

                      The Kent      MICHIGAN MUNICIPAL MONEY MARKET FUND
                      Funds         PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             PUERTO RICO -- 7.6%
$ 2,000,000  Commonwealth of Puerto Rico, Tax
             & Revenue Anticipation Notes,
             Series 97 -- A,
             4.00%, 7/30/97..................  $   2,006,454
  3,000,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Abbott Labs Project,
             3.41%, 3/1/97...................      3,000,000
  4,200,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Merck & Co., Series
             A,
             4.00%, 12/1/97..................      4,200,000
  2,750,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Reynolds Metals,
             3.80%*, 9/1/97 (LC ABN AMRO
             Bank)...........................      2,750,000
                                               -------------
                                                  11,956,454
                                               -------------
             TOTAL MUNICIPAL SECURITIES......    136,081,041
                                               -------------
             (amortized cost $136,081,041)

MUNICIPAL COMMERCIAL PAPER -- 11.3%
  2,100,000  Cornell Township, Economic
             Development Corp., Industrial
             Development Revenue,
             Mead-Escanaba Paper Co.,
             3.40%, 1/28/97 (LC Credit
             Suisse).........................      2,100,000
  1,000,000  Cornell Township, Economic
             Development Corp., Industrial
             Development Revenue,
             Mead-Escanaba Paper Co.,
             3.40%, 1/28/97 (LC Credit
             Suisse).........................      1,000,000
  1,400,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba
             Paper Co., Series B,
             3.40%, 3/11/97 (LC Union Bank of
             Switzerland)....................      1,400,000
  1,200,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba
             Paper Co., Series A,
             3.45%, 3/10/97 (LC Swiss
             Bank)...........................      1,200,000
  1,500,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba Paper
             Co., Series A,
             3.45%, 2/11/97 (LC Swiss
             Bank)...........................      1,500,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL COMMERCIAL PAPER (CONTINUED)
             PUERTO RICO (CONTINUED)
$ 5,000,000  Michigan State Building
             Authority,
             3.50%, 5/1/97 (LC Canadian
             Imperial Bank of Canada)........  $   5,000,000
  3,450,000  Michigan State Housing
             Development Authority,
             Multi-Family Revenue, GNMA,
             Series A (AMT),
             3.50%, 2/3/97 (LC Credit
             Suisse).........................      3,450,000
  2,034,000  Michigan State Underground
             Storage Tank, Financial
             Assurance Authority,
             3.55%, 2/5/97 (LC Canadian
             Imperial Bank of Canada)........      2,034,000
                                               -------------
             TOTAL MUNICIPAL COMMERCIAL
             PAPER...........................     17,684,000
                                               -------------
             (amortized cost $17,684,000)

MUNICIPAL PUT BONDS -- 1.2%
    510,000  Michigan State Strategic Fund,
             John A. Biewer Co. (AMT),
             3.80%, 2/1/97 (LC Michigan
             National Bank)..................        510,000
    765,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Tawas Bay Associates Project
             (AMT),
             3.80%, 6/1/97...................        765,000
    575,000  Warren, Economic Development
             Corp., Limited Obligation
             Revenue, Elias Brothers (AMT),
             4.05%, 6/1/97 (LC Resolution
             Trust Corp.)....................        575,000
                                               -------------
             TOTAL MUNICIPAL PUT BONDS.......      1,850,000
                                               -------------
             (amortized cost $1,850,000)

INVESTMENT COMPANIES -- 0.1%
  SHARES
-----------
          1  Dreyfus Tax Exempt Cash
             Management Fund.................              1
          1  Federated Tax Exempt Money
             Market Fund.....................              1
    174,337  Reich & Tang Tax Exempt Proceeds
             Fund............................        174,337
                                               -------------
             TOTAL INVESTMENT COMPANIES......        174,339
                                               -------------
             (cost $174,339)

                                  Continued
                                      11

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
                                                   COST
                                                 (NOTE 2)
                                               -------------
TOTAL INVESTMENTS -- 99.7%...................  $ 155,789,380
             (amortized cost $155,789,380)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.3%.......................................        416,560
                                               -------------
NET ASSETS -- 100.0%.........................  $ 156,205,940
                                               =============

---------------------------------------

Percentages indicated are based on net assets of $156,205,940.
(a) Cost for federal income tax and financial reporting purposes are the same.
* Represents variable rate security. Rate presented represents rate at December 31, 1996. Maturity date reflects next rate change date.

AMT        Alternative Minimum Tax Paper
FGIC       Financial Guaranty Insurance Corp.
GNMA       Government National Mortgage Association
GO         General Obligation
LC         Letter of Credit
MBIA       Municipal Bond Insurance Association
NBD        National Bank of Detroit
PCR        Pollution Control Revenue
PLC        Public Limited Company

                       See Notes to Financial Statements.

                      The Kent      STATEMENTS OF ASSETS AND LIABILITIES
                      Funds         DECEMBER 31, 1996

                                                                                       MONEY         MICHIGAN MUNICIPAL
                                                                                       MARKET           MONEY MARKET
                                                                                        FUND                FUND
                                                                                    ------------     ------------------
ASSETS:
  Investments (Note 2):
    Investments in securities (amortized cost $450,271,771 and $155,789,380,
     respectively)................................................................  $450,271,771        $155,789,380
    Repurchase agreements (cost $35,000,000 and $0, respectively).................    35,000,000                  --
                                                                                    ------------        ------------
         Total investments at value...............................................   485,271,771         155,789,380
  Interest and dividends receivable...............................................     1,626,705             912,321
  Prepaid expenses................................................................         1,735                 309
                                                                                    ------------        ------------
         Total Assets.............................................................   486,900,211         156,702,010
                                                                                    ------------        ------------
LIABILITIES:
  Dividends payable...............................................................     2,054,776             433,361
  Advisory fee payable (Note 3)...................................................        21,848               6,895
  Payable to administrator (Note 3)...............................................        30,903              10,225
  Payable to transfer agent (Note 3)..............................................        21,426               8,414
  Payable to custodian............................................................        13,926               5,757
  Accrued expenses and other liabilities..........................................        34,623              31,418
                                                                                    ------------        ------------
         Total Liabilities........................................................     2,177,502             496,070
                                                                                    ------------        ------------
NET ASSETS........................................................................  $484,722,709        $156,205,940
                                                                                    ============        ============
NET ASSETS CONSIST OF:
  Paid-in capital.................................................................  $484,710,515        $156,205,159
  Accumulated undistributed net investment income.................................        13,072                  --
  Accumulated net realized gains (losses) on investments sold.....................          (878)                781
                                                                                    ------------        ------------
         TOTAL NET ASSETS.........................................................  $484,722,709        $156,205,940
                                                                                    ============        ============
INSTITUTIONAL SHARES:
  Net Assets......................................................................  $483,918,506        $155,424,287
  Shares Outstanding..............................................................   483,911,518         155,401,227
  Net Asset Value, offering and redemption price per share........................  $       1.00        $       1.00
                                                                                    ============        ============
INVESTMENT SHARES:
  Net Assets......................................................................  $    804,203        $    781,653
  Shares Outstanding..............................................................       804,189             781,614
  Net Asset Value, offering and redemption price per share........................  $       1.00        $       1.00
                                                                                    ============        ============

                       See Notes to Financial Statements.

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        MONEY        MICHIGAN MUNICIPAL
                                                                                       MARKET           MONEY MARKET
                                                                                        FUND                FUND
                                                                                     -----------     ------------------
INVESTMENT INCOME (NOTE 2):
  Interest.......................................................................    $23,809,865         $5,790,970
  Dividends......................................................................         83,779             94,797
                                                                                     -----------         ----------
    Total Investment Income......................................................     23,893,644          5,885,767
                                                                                     -----------         ----------
EXPENSES:
  Investment advisory fees (Note 3)..............................................      1,747,159            653,417
  Administration fees (Note 3)...................................................        872,967            326,500
  Custodian fees.................................................................         33,455             14,737
  Legal and audit fees (Note 3)..................................................         23,101             15,461
  Transfer agent fees (Note 3)...................................................         43,727             20,661
  Other expenses.................................................................          2,954             23,365
                                                                                     -----------         ----------
    Total Expenses before waivers................................................      2,723,363          1,054,141
    Less: Waivers (Note 3).......................................................       (447,349)          (166,723)
                                                                                     -----------         ----------
  Net Expenses...................................................................      2,276,014            887,418
                                                                                     -----------         ----------
NET INVESTMENT INCOME............................................................     21,617,630          4,998,349
                                                                                     -----------         ----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE 2):.............................            (27)               251
                                                                                     -----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................    $21,617,603         $4,998,600
                                                                                     ===========         ==========

                       See Notes to Financial Statements.

                       The Kent
                       Funds        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  MICHIGAN MUNICIPAL
                                                               MONEY MARKET FUND                   MONEY MARKET FUND
                                                        -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     -------------------------------
                                                            1996              1995              1996              1995
                                                        -------------     -------------     -------------     -------------
NET ASSETS AT BEGINNING OF YEAR.....................    $ 426,042,320     $ 323,908,424     $ 146,818,028     $ 128,542,814
                                                        -------------     -------------     -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income.............................       21,617,630        27,990,784         4,998,349         5,096,533
  Net realized gains (losses) on investments sold...              (27)              129               251               530
                                                        -------------     -------------     -------------     -------------
  Net increase in net assets resulting from
    operations......................................       21,617,603        27,990,913         4,998,600         5,097,063
                                                        -------------     -------------     -------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM (NOTE 2):
INSTITUTIONAL:
  Net investment income.............................      (21,564,398)      (27,928,222)       (4,966,358)       (5,073,047)
                                                        -------------     -------------     -------------     -------------
INVESTMENT:
  Net investment income.............................          (53,232)          (62,562)          (31,991)          (23,486)
                                                        -------------     -------------     -------------     -------------
    Total Dividends to shareholders.................      (21,617,630)      (27,990,784)       (4,998,349)       (5,096,533)
                                                        -------------     -------------     -------------     -------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares issued.......................      845,431,796       869,845,458       258,441,230       193,538,800
  Reinvestment of distributions.....................          587,156           465,013            28,579            23,230
  Cost of shares redeemed...........................     (787,338,536)     (768,176,704)     (249,082,148)     (175,287,346)
                                                        -------------     -------------     -------------     -------------
TOTAL NET INCREASE FROM SHARE TRANSACTIONS..........       58,680,416       102,133,767         9,387,661        18,274,684
                                                        -------------     -------------     -------------     -------------
  Net increase in net assets........................       58,680,389       102,133,896         9,387,912        18,275,214
                                                        -------------     -------------     -------------     -------------
NET ASSETS AT END OF YEAR (INCLUDING LINE A)........    $ 484,722,709     $ 426,042,320     $ 156,205,940     $ 146,818,028
                                                        =============     =============     =============     =============

(A) Accumulated undistributed net investment
  income............................................    $      13,072     $      13,072     $          --     $          --
                                                        =============     =============     =============     =============

                       See Notes to Financial Statements.

                       The Kent
                       Funds        NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund (individually, a "Portfolio", collectively, the "Portfolios") only.

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series: Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objective of the Money Market Fund is to seek current income from short-term securities while preserving capital and maintaining liquidity. The Michigan Municipal Money Market Fund's investment objective is to seek current income, exempt from federal and State of Michigan personal income taxes, from short-term securities while preserving capital and maintaining liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Securities in the Portfolios are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

REPURCHASE AGREEMENTS: The Trust's custodian and other banks acting in a sub-custodian capacity, take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare dividends daily from net investment income and pay such dividends monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), and dividends earned less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

                      The Kent
                      Funds         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  At December 31, 1996, the Money Market Fund had the following capital loss carryovers which expire in the years indicated:

AMOUNT                                         YEAR
------                                         -----
$433.........................................   1999
 224.........................................   2002
 194.........................................   2003
  27.........................................   2004
----
$878

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of the Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of each of the Money Market Fund and the Michigan Municipal Money Market Fund.

  Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc. ("440 Distributors"), an indirect wholly-owned subsidiary of First Data respectively. Also, effective August 5, 1996, and October 7, 1996, respectively, BISYS Fund Services, Inc. assumed the duties as Fund Accountant and Transfer Agent for the Trust from First Data. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Transfer agent fees for each Portfolio for the year ended December 31, 1996 are as follows:

                               INSTITUTIONAL   INVESTMENT
                                  SHARES         SHARES
                               -------------   ----------
FUND
----
Money Market Fund............     $43,628         $ 99
Michigan Municipal
  Money Market Fund..........      20,532          129

  The current and previous Administrators have voluntarily reduced their fees for the Portfolios. Total administrative fees waived for the year ended December 31, 1996 were as follows:

                             INSTITUTIONAL     INVESTMENT
                                SHARES           SHARES
                             -------------     ----------
FUND
Money Market Fund........      $ 446,253         $1,096
Michigan Municipal
  Money Market Fund......        165,662          1,061

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares for each of the Portfolios for providing distribution services. For the year ended December 31, 1996, no payments were made pursuant to the Plan by either Portfolio.

                      The Kent
                      Funds         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as an Assistant Secretary of the Trust.

4.  CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Portfolios are summarized below:

                                                                                                  MICHIGAN MUNICIPAL
                                                               MONEY MARKET FUND                   MONEY MARKET FUND
                                                        -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     -------------------------------
                                                            1996              1995              1996              1995
                                                        -------------     -------------     -------------     -------------
DOLLAR AMOUNTS
  INSTITUTIONAL:
    Shares issued...................................    $ 844,257,954     $ 866,868,069     $ 258,305,060     $ 191,689,616
    Reinvestment of distributions...................          540,797           406,420                --                --
    Shares redeemed.................................     (785,695,077)     (765,999,260)     (248,095,918)     (174,639,291)
                                                        -------------     -------------     -------------     -------------
      Net increase from Institutional Share
         transactions...............................    $  59,103,674     $ 101,275,229     $  10,209,142     $  17,050,325
                                                        -------------     -------------     -------------     -------------
  INVESTMENT:
    Shares issued...................................    $   1,173,842     $   2,977,389     $     136,170     $   1,849,184
    Reinvestment of distributions...................           46,359            58,593            28,579            23,230
    Shares redeemed.................................       (1,643,459)       (2,177,444)         (986,230)         (648,055)
                                                        -------------     -------------     -------------     -------------
      Net increase (decrease) from Investment Share
         transactions...............................    $    (423,258)    $     858,538     $    (821,481)    $   1,224,359
                                                        -------------     -------------     -------------     -------------
Total net increase from share transactions..........    $  58,680,416     $ 102,133,767     $   9,387,661     $  18,274,684
                                                        =============     =============     =============     =============

SHARE AMOUNTS
  INSTITUTIONAL:
    Shares issued...................................      844,257,954       866,868,069       258,305,060       191,689,615
    Reinvestment of distributions...................          540,797           406,420                --                --
    Shares redeemed.................................     (785,695,077)     (765,999,260)     (248,095,918)     (174,639,291)
                                                        -------------     -------------     -------------     -------------
      Net increase from Institutional Share
         transactions...............................       59,103,674       101,275,229        10,209,142        17,050,324
                                                        -------------     -------------     -------------     -------------
  INVESTMENT:
    Shares issued...................................        1,173,842         2,977,389           136,170         1,849,181
    Reinvestment of distributions...................           46,359            58,593            28,579            23,230
    Shares redeemed.................................       (1,643,459)       (2,177,444)         (986,230)         (648,055)
                                                        -------------     -------------     -------------     -------------
      Net increase (decrease) from Investment Share
         transactions...............................         (423,258)          858,538          (821,481)        1,224,356
                                                        -------------     -------------     -------------     -------------
Total net increase from share transactions..........       58,680,416       102,133,767         9,387,661        18,274,680
                                                        =============     =============     =============     =============

5.  CONCENTRATION OF CREDIT RISK

  The Michigan Municipal Money Market Fund invests primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6.  FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  During the year ended December 31, 1996, the Michigan Municipal Money Market Fund declared tax-exempt income distributions of $4,997,568.

                   The Kent         MONEY MARKET FUND
                   Funds            FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
                                                                 1996         1995         1994         1993         1992
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period.......................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income....................................        0.05         0.05         0.04         0.03         0.03
                                                               --------     --------     --------     --------     --------
Less Dividends from:
  Net investment income....................................       (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
                                                               --------     --------     --------     --------     --------
Net change in net asset value..............................          --           --           --           --           --
                                                               --------     --------     --------     --------     --------
Net asset value, end of period.............................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               ========     ========     ========     ========     ========

Total return...............................................        5.06%        5.58%        3.75%        2.68%        3.40%

Ratios/Supplemental Data:
  Net Assets, end of period (000's)........................    $483,919     $424,815     $323,539     $359,624     $220,508
    Ratio of expenses to average net assets................        0.52%        0.55%        0.60%        0.60%        0.60%
    Ratio of net investment income to average net assets...        4.95%        5.45%        3.65%        2.65%        3.23%
    Ratio of expenses to average net assets*...............        0.62%        0.63%        0.65%        0.68%        0.91%
    Ratio of net investment income to average net
      assets*..............................................        4.85%        5.37%        3.59%        2.57%        2.92%

------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.
                                       19

                       The Kent     MONEY MARKET FUND
                       Funds        FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                       YEAR ENDED DECEMBER 31,
                                                                          -------------------------------------------------
                                                                           1996       1995      1994      1993      1992(1)
                                                                          ------     ------     -----     -----     -------
Net asset value, beginning of period..................................    $ 1.00     $ 1.00     $1.00     $1.00      $1.00
                                                                          ------     ------     ------    ------     -----

Income from Investment Operations:
  Net investment income...............................................      0.05       0.05      0.04      0.03         --
                                                                          ------     ------     ------    ------     -----
Less Dividends from:
  Net investment income...............................................     (0.05)     (0.05)    (0.04)    (0.03)        --
                                                                          ------     ------     ------    ------     -----
Net change in net asset value.........................................        --         --        --        --         --
                                                                          ------     ------     ------    ------     -----
Net asset value, end of period........................................    $ 1.00     $ 1.00     $1.00     $1.00      $1.00
                                                                          ======     ======     ======    ======     =====

Total return..........................................................      5.06%      5.56%     3.71%     2.67%      0.27%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)...................................    $  804     $1,227     $ 369     $ 593      $  11
    Ratio of expenses to average net assets...........................      0.52%      0.55%     0.63%     0.63%      0.63%+
    Ratio of net investment income to average net assets..............      4.94%      5.41%     3.58%     2.63%      3.30%+
    Ratio of expenses to average net assets*..........................      0.62%      0.62%     0.68%     4.49%      0.68%+
    Ratio of net investment income (loss) to average net assets*......      4.84%      5.33%     3.53%    (1.24%)     3.25%+

------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (1) The Investment Class date of initial public investment was December 9, 1992.

                      See Notes to Financial Statements.
                                       20

                    The Kent        MICHIGAN MUNICIPAL MONEY MARKET FUND
                    Funds           FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                  1996         1995         1994         1993        1992
                                                                --------     --------     --------     --------     -------
Net asset value, beginning of period........................    $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income.....................................        0.03         0.03         0.02         0.02        0.03
                                                                --------     --------     --------     --------     --------
Less Dividends from:
  Net investment income.....................................       (0.03)       (0.03)       (0.02)       (0.02)      (0.03)
                                                                --------     --------     --------     --------     --------
Net change in net asset value...............................          --           --           --           --          --
                                                                --------     --------     --------     --------     --------
Net asset value, end of period..............................    $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                ========     ========     ========     ========     ========

Total return................................................        3.11%        3.50%        2.40%        2.00%       2.63%

Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................    $155,424     $145,215     $128,164     $183,366     $72,906
    Ratio of expenses to average net assets.................        0.54%        0.56%        0.60%        0.60%       0.60%
    Ratio of net investment income to average net assets....        3.06%        3.45%        2.33%        1.96%       2.56%
    Ratio of expenses to average net assets*................        0.64%        0.65%        0.70%        0.69%       0.86%
    Ratio of net investment income to average net assets*...        2.96%        3.36%        2.23%        1.87%       2.29%

------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.
                                       21

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                      YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                         1996       1995       1994       1993      1992(1)
                                                                        ------     ------     ------     ------     -------
Net asset value, beginning of period................................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $1.00
                                                                        ------     ------     ------     ------      -----

Income from Investment Operations:
  Net investment income.............................................      0.03       0.03       0.02       0.02         **
                                                                        ------     ------     ------     ------      -----
Less Dividends from:
  Net investment income.............................................     (0.03)     (0.03)     (0.02)     (0.02)        --
                                                                        ------     ------     ------     ------      -----
Net change in net asset value.......................................        --         --         --         --         --
                                                                        ------     ------     ------     ------      -----
Net asset value, end of period......................................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $1.00
                                                                        ======     ======     ======     ======      =====

Total return........................................................      3.11%      3.48%      2.38%      1.98%      0.03%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).................................    $  782     $1,603     $  379     $  149      $ ***
    Ratio of expenses to average net assets.........................      0.54%      0.54%      0.63%      0.63%      0.00%+
    Ratio of net investment income to average net assets............      3.06%      3.48%      2.47%      2.01%      2.92%+
    Ratio of expenses to average net assets*........................      0.64%      0.62%      0.73%      3.77%      0.00%+
    Ratio of net investment income (loss) to average net assets*....      2.96%      3.39%      2.37%     (1.13%)     2.92%+

------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** Amount is less than $0.005.
 *** Amount is less than $1,000.
 (1) The Investment Class date of initial public investment was December 15, 1992.

                      See Notes to Financial Statements.
                                       22

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
  THE KENT FUNDS:

  We have audited the accompanying statements of assets and liabilities of The Kent Funds -- Money Market Fund and Michigan Municipal Money Market Fund, including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

THE KENT                            GROWTH AND INCOME FUND
FUNDS                               PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS -- 99.3%
            AEROSPACE/DEFENSE EQUIPMENT -- 1.5%
   166,100  Raytheon Co......................  $   7,993,563
                                               -------------
            AEROSPACE & DEFENSE -- 1.4%
    24,187  Boeing Co........................      2,572,892
    33,820  Lockheed Martin Corp.............      3,094,530
    20,000  Northrop Grumman Corp............      1,655,000
     4,000  Newport News Shipbuilding,
            Inc.*............................         60,000
                                               -------------
                                                   7,382,422
                                               -------------
            APPLIANCES -- HOUSEHOLD -- 0.7%
    90,000  Maytag Corp......................      1,777,500
    35,500  Whirlpool Corp...................      1,655,188
                                               -------------
                                                   3,432,688
                                               -------------
            AUTOMOTIVE -- DOMESTIC -- 1.2%
   115,600  General Motors Corp..............      6,444,700
                                               -------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.3%
    61,700  Navistar International Corp.*....        563,013
    20,000  TRW, Inc.........................        990,000
                                               -------------
                                                   1,553,013
                                               -------------
            AUTO/TRUCK -- REPLACEMENT PARTS -- 0.3%
    35,300  Genuine Parts Co.................      1,570,850
                                               -------------
            BANKS -- MAJOR REGIONAL -- 4.6%
    41,300  Banc One Corp....................      1,775,900
    27,400  Boatmen's Bancshares, Inc........      1,767,300
    48,000  Corestates Financial Corp........      2,490,000
    15,000  First Union Corp.................      1,110,000
    30,400  KeyCorp..........................      1,535,200
    34,600  Mellon Bank Corp.................      2,456,600
    47,500  National City Corp...............      2,131,563
    70,700  Norwest Corp.....................      3,075,450
    88,700  PNC Bank Corp....................      3,337,338
    10,000  Republic NY Corp.................        816,250
    60,000  Wachovia Corp....................      3,390,000
                                               -------------
                                                  23,885,601
                                               -------------
            BANKS -- MONEY CENTER -- 2.1%
    74,300  Bankers Trust New York Corp......      6,408,375
    42,300  J.P. Morgan & Co.................      4,129,537
                                               -------------
                                                  10,537,912
                                               -------------
            BEVERAGES -- ALCOHOLIC -- 1.9%
   124,700  Anheuser-Busch Cos., Inc.........      4,988,000
   120,600  Seagram Co., Ltd.................      4,673,250
                                               -------------
                                                   9,661,250
                                               -------------
            BUILDING PRODUCTS -- RETAIL/WHOLSALE -- 1.2%
   120,600  Home Depot, Inc..................      6,045,075
                                               -------------
            BUILDING PRODUCTS -- WOOD -- 0.3%
    29,600  Weyerhaeuser Co..................      1,402,300
                                               -------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.1%
    22,300  Pulte Corp.......................        685,725
                                               -------------

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
                                   COMMON STOCKS (CONTINUED)
            BUSINESS INFORMATION -- 1.1%
    33,766  ACNielsen Corp.*.................  $     510,711
    81,300  Cognizant Corp...................      2,682,900
   101,300  Dun & Bradstreet Corp............      2,405,875
                                               -------------
                                                   5,599,486
                                               -------------
            CABLE TELEVISION -- 0.2%
    87,700  Tele-Communications, Inc., Class
            A*...............................      1,145,581
                                               -------------
            CHEMICALS -- DIVERSIFIED -- 0.8%
     9,600  Dow Chemical Co..................        752,400
    55,900  PPG Industries, Inc..............      3,137,388
                                               -------------
                                                   3,889,788
                                               -------------
            CHEMICALS -- SPECIALTY -- 0.2%
    10,000  Air Products & Chemicals, Inc....        691,250
    10,000  Great Lakes Chemical Corp........        467,500
                                               -------------
                                                   1,158,750
                                               -------------
            COMPUTERS -- LOCAL AREA NETWORK -- 0.5%
   278,900  Novell, Inc.*....................      2,640,834
                                               -------------
            COMPUTERS -- MINI -- 0.6%
    84,200  Digital Equipment Corp.*.........      3,062,775
                                               -------------
            COMPUTERS -- SERVICES -- 1.0%
   118,100  Automatic Data Processing,
            Inc..............................      5,063,538
                                               -------------
            COMPUTERS -- SOFTWARE -- 0.9%
    55,200  Microsoft Corp.*.................      4,560,900
                                               -------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.6%
   101,400  American Greetings Corp., Class
            A................................      2,877,225
                                               -------------
            CONTAINERS -- METAL & GLASS -- 0.2%
    40,000  Ball Corp........................      1,040,000
                                               -------------
            DIVERSIFIED OPERATIONS -- 5.6%
    90,000  General Electric Co..............      8,898,750
    13,280  Imation Corp.*...................        373,500
   112,800  Minnesota Mining & Manufacturing
            Co...............................      9,348,300
    99,700  Rockwell International Corp.*....      6,069,237
    30,000  Tenneco, Inc.*...................      1,353,750
    29,600  Textron, Inc.....................      2,789,800
                                               -------------
                                                  28,833,337
                                               -------------
            ELECTRONIC COMPONENTS --
            SEMICONDUCTORS -- 1.0%
    41,000  Intel Corp.......................      5,368,438
                                               -------------
            ELECTRONIC -- CONNECTORS -- 0.3%
    33,400  Thomas & Betts Corp..............      1,482,125
                                               -------------
            FINANCIAL -- INVESTMENT BROKERS -- 0.6%
    70,000  Salomon, Inc.....................      3,298,750
                                               -------------
            FINANCIAL -- LEASING COMPANY -- 0.2%
    30,000  Ryder Systems, Inc...............        843,750
                                               -------------

                                  Continued

THE KENT                            GROWTH AND INCOME FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS (CONTINUED)
            FINANCIAL -- SAVINGS & LOAN -- 0.3%
    40,000  H.F. Ahmanson & Co...............  $   1,300,000
                                               -------------
            FOOD ITEMS -- WHOLESALE -- 0.9%
   119,400  Fleming Cos., Inc................      2,059,650
    92,200  Supervalu, Inc...................      2,616,175
                                               -------------
                                                   4,675,825
                                               -------------
            FOOD -- CANNED -- 0.5%
    33,000  Campbell Soup Co.................      2,648,250
                                               -------------
            FOOD -- FLOUR & GRAIN -- 0.9%
   205,448  Archer-Daniels-Midland Co........      4,519,856
                                               -------------
            FOOD -- DIVERSIFIED -- 5.0%
    43,300  ConAgra, Inc.....................      2,154,175
    74,500  CPC International, Inc...........      5,773,750
    71,100  General Mills, Inc...............      4,505,963
    57,700  Kellogg Co.......................      3,786,562
    34,100  Quaker Oats Co...................      1,300,062
    60,000  Sara Lee Corp....................      2,235,000
    35,900  Unilever NV, ADR.................      6,291,475
                                               -------------
                                                  26,046,987
                                               -------------
            GLASS PRODUCTS -- 0.3%
    30,600  Corning, Inc.....................      1,415,250
                                               -------------
            INSURANCE -- BROKERS -- 0.7%
    44,500  Alexander & Alexander Services,
            Inc..............................        773,187
    27,700  Marsh & McLennan Co..............      2,880,800
                                               -------------
                                                   3,653,987
                                               -------------
            INSURANCE -- LIFE -- 0.4%
    10,000  Torchmark Corp...................        505,000
    53,200  U.S. Life Corp...................      1,768,900
                                               -------------
                                                   2,273,900
                                               -------------
            INSURANCE -- MULTI-LINE -- 0.8%
    38,400  Aetna, Inc.......................      3,072,000
     8,100  Cigna Corp.......................      1,106,662
                                               -------------
                                                   4,178,662
                                               -------------
            INSURANCE -- PROPERTY & CASUALTY -- 1.4%
    18,300  General Re Corp..................      2,886,825
    31,300  Lincoln National Corp............      1,643,250
    20,000  SAFECO Corp......................        788,750
    90,000  USF&G Corp.......................      1,878,750
                                               -------------
                                                   7,197,575
                                               -------------
            INSTRUMENTS -- CONTROL -- 0.4%
    43,000  General Signal Corp..............      1,838,250
                                               -------------
            INSTRUMENTS -- SCIENTIFIC -- 0.3%
    80,000  EG&G, Inc........................      1,610,000
                                               -------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.2%
    40,000  Cincinnati Milacron, Inc.........        875,000
                                               -------------
            MACHINERY -- ELECTRICAL -- 0.2%
    13,000  W.W. Grainger, Inc...............      1,043,250
                                               -------------

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS (CONTINUED)
            MACHINERY -- FARM -- 0.1%
    15,700  Briggs & Stratton Corp...........  $     690,800
                                               -------------
            MACHINERY -- GENERAL INDUSTRIAL -- 0.4%
    55,100  Cooper Industries, Inc...........      2,321,088
                                               -------------
            MEDICAL INSTRUMENTS -- 0.1%
    40,000  Biomet, Inc.*....................        605,000
                                               -------------
            MEDICAL PRODUCTS -- 0.9%
    74,600  Allergan, Inc....................      2,657,625
    52,000  Baxter International, Inc........      2,132,000
                                               -------------
                                                   4,789,625
                                               -------------
            MEDICAL -- DRUGS -- 4.1%
    90,000  Abbott Laboratories..............      4,567,500
    30,000  Alza Corp.*......................        776,250
   133,800  Bristol-Myers Squibb Co..........     14,550,750
    17,100  Schering-Plough Corp.............      1,107,225
                                               -------------
                                                  21,001,725
                                               -------------
            MEDICAL -- HEALTH MAINTENANCE
            ORGANIZATION -- 0.2%
    50,000  Humana, Inc.*....................        956,250
                                               -------------
            MEDICAL/DENTAL SUPPLIES -- 1.1%
    84,200  Bausch & Lomb, Inc...............      2,947,000
    91,800  C.R. Bard, Inc...................      2,570,400
                                               -------------
                                                   5,517,400
                                               -------------
            METAL -- GOLD -- 0.7%
    44,400  Barrick Gold Corp................      1,276,500
   120,700  Echo Bay Mines Ltd...............        799,637
    35,608  Newmont Mining Corp..............      1,593,458
                                               -------------
                                                   3,669,595
                                               -------------
            METAL -- MISCELLANEOUS -- 0.3%
    55,700  Cyprus Amax Minerals Co..........      1,301,987
                                               -------------
            METAL -- NON FERROUS -- 0.7%
    20,000  Asarco, Inc......................        497,500
    18,500  Phelps Dodge Corp................      1,248,750
    35,000  Reynolds Metals Co...............      1,973,125
                                               -------------
                                                   3,719,375
                                               -------------
            METAL -- PROCESSING & FABRICATION -- 0.2%
    22,400  Timken Co........................      1,027,600
                                               -------------
            MOTION PICTURES & SERVICES -- 0.4%
    60,000  King World Productions, Inc.*....      2,212,500
                                               -------------
            OFFICE AUTOMATION & EQUIPMENT -- 1.3%
    50,000  Pitney Bowes, Inc................      2,725,000
    71,900  Xerox Corp.......................      3,783,737
                                               -------------
                                                   6,508,737
                                               -------------
            OFFICE SUPPLIES & FORMS -- 0.5%
   134,200  Moore Corp., Ltd.................      2,734,325
                                               -------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
    95,400  McDermott International, Inc.....      1,586,025
                                               -------------

                                  Continued

THE KENT                            GROWTH AND INCOME FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS (CONTINUED)
            OIL REFINING & MARKETING -- 0.6%
    25,000  Ashland, Inc.....................  $   1,096,875
    91,100  Sun Co., Inc.....................      2,220,562
                                               -------------
                                                   3,317,437
                                               -------------
            OIL & GAS -- DRILLING -- 0.2%
    10,000  Schlumberger Ltd.................        998,750
                                               -------------
            OIL -- INTERNATIONAL INTEGRATED -- 4.5%
    64,800  Chevron Corp.....................      4,212,000
   121,600  Exxon Corp.......................     11,916,800
    69,900  Texaco, Inc......................      6,858,938
                                               -------------
                                                  22,987,738
                                               -------------
            OIL -- PRODUCTION/PIPELINE -- 0.0%
     1,860  El Paso Natural Gas..............         93,930
                                               -------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.5%
    15,000  Helmerich & Payne, Inc...........        781,875
    78,100  Orxy Energy Co.*.................      1,932,975
                                               -------------
                                                   2,714,850
                                               -------------
            OIL -- U.S. INTEGRATED -- 7.2%
    50,000  Amerada Hess Corp................      2,893,750
   138,600  Amoco Corp.......................     11,157,300
    48,700  Atlantic Richfield Co............      6,452,750
    15,000  Kerr-McGee Corp..................      1,080,000
    62,400  Pennzoil Co......................      3,525,600
   120,300  Phillips Petroleum Co............      5,323,275
    75,000  Unocal Corp......................      3,046,875
   160,000  USX-Marathon Group...............      3,820,000
                                               -------------
                                                  37,299,550
                                               -------------
            PAPER & RELATED PRODUCTS -- 2.5%
   202,700  International Paper Co...........      8,184,012
    25,000  Mead Corp........................      1,453,125
    72,900  Union Camp Corp..................      3,480,975
                                               -------------
                                                  13,118,112
                                               -------------
            PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.4%
    52,000  Polaroid Corp....................      2,262,000
                                               -------------
            POLLUTION CONTROL -- 0.1%
    40,000  Safety-Kleen Corp................        655,000
                                               -------------
            PUBLISHING -- BOOKS -- 0.2%
    18,000  McGraw-Hill Cos., Inc............        830,250
                                               -------------
            PUBLISHING -- NEWSPAPERS -- 1.7%
    10,000  Dow Jones & Co., Inc.............        338,750
    96,100  Gannett, Inc.....................      7,195,487
    27,900  New York Times Co., Class A......      1,060,200
                                               -------------
                                                   8,594,437
                                               -------------
            RETAIL -- APPAREL/SHOES -- 0.5%
   136,700  Limited, Inc.....................      2,511,862
                                               -------------

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS (CONTINUED)
            RETAIL -- DISCOUNT -- 2.6%
   595,600  Wal-Mart Stores, Inc.............  $  13,624,350
                                               -------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.3%
    30,400  J.C. Penney, Inc.................      1,482,000
                                               -------------
            RETAIL -- RESTAURANTS -- 0.2%
    20,000  Luby's Cafeteria, Inc............        397,500
    20,000  Wendy's International, Inc.......        410,000
                                               -------------
                                                     807,500
                                               -------------
            SHOES & RELATED APPAREL -- 0.4%
    51,200  Reebok International Ltd.........      2,150,400
                                               -------------
            STEEL -- PRODUCERS -- 0.6%
    90,800  Inland Steel Industries, Inc.....      1,816,000
    46,000  USX-U.S. Steel Group, Inc........      1,443,250
                                               -------------
                                                   3,259,250
                                               -------------
            TELECOMMUNICATION EQUIPMENT -- 2.5%
   100,000  General Instrument Corp.*........      2,162,500
    23,000  Harris Corp......................      1,578,375
   118,100  Motorola, Inc....................      7,248,388
   135,000  Scientific-Atlanta, Inc..........      2,025,000
     6,770  TCI Satellite Entertainment,
            Inc., Class A*...................         66,854
                                               -------------
                                                  13,081,117
                                               -------------
            TEXTILE -- APPAREL -- 0.4%
    49,900  Russell Corp.....................      1,484,525
    10,000  V.F. Corp........................        675,000
                                               -------------
                                                   2,159,525
                                               -------------
            TOBACCO -- 2.7%
    69,800  American Brands, Inc.............      3,463,825
    45,500  Philip Morris Cos., Inc..........      5,124,438
   167,400  U.S.T., Inc......................      5,419,575
                                               -------------
                                                  14,007,838
                                               -------------
            TOOLS -- HAND HELD -- 0.2%
    22,500  Snap-On, Inc.....................        801,562
                                               -------------
            TOYS/GAME/HOBBY -- 0.2%
    20,000  Hasbro, Inc......................        777,500
                                               -------------
            TRANSPORTATION -- AIRLINE -- 0.5%
    28,800  AMR Corp.*.......................      2,538,000
                                               -------------
            TRANSPORTATION -- RAILROAD -- 2.3%
    45,000  CSX Corp.........................      1,901,250
    68,400  Norfolk Southern Corp............      5,985,000
    64,600  Union Pacific Corp...............      3,884,075
                                               -------------
                                                  11,770,325
                                               -------------
            TRANSPORTATION -- TRUCKING -- 0.1%
    49,200  Yellow Corp.*....................        707,250
                                               -------------

                                  Continued

THE KENT                            GROWTH AND INCOME FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                   VALUE
  SHARES                                         (NOTE 2)
----------                                     -------------
COMMON STOCKS (CONTINUED)
            UTILITIES -- ELECTRIC POWER -- 10.4%
   103,600  American Electric Power, Inc.....  $   4,260,550
   107,700  Baltimore Gas & Electric Co......      2,880,975
   136,000  Consolidated Edison Co. of New
            York, Inc........................      3,978,000
    96,200  Detroit Edison Co................      3,114,475
    46,700  Dominion Resources Inc. of
            Virginia.........................      1,797,950
   318,100  Edison International.............      6,322,238
    55,000  Entergy Corp.....................      1,526,250
    45,000  FPL Group, Inc...................      2,070,000
    20,000  General Public Utilities Corp....        672,500
    19,400  Houston Industries, Inc..........        438,925
    45,000  Niagara Mohawk Power Corp.*......        444,375
    38,500  Northern States Power Co.........      1,766,188
    98,000  Ohio Edison Co...................      2,229,500
   154,200  Pacific Gas & Electric Co........      3,238,200
   165,700  PacifiCorp.......................      3,396,850
   147,700  Peco Energy Corp.................      3,729,425
   171,900  Public Service Enterprise Group,
            Inc..............................      4,684,275
    94,200  Texas Utilities Co...............      3,838,650
    79,800  Union Electric Co................      3,072,300
                                               -------------
                                                  53,461,626
                                               -------------
            UTILITIES -- GAS DISTRIBUTION -- 0.4%
    20,000  Eastern Enterprises..............        707,500
    10,400  Nicor, Inc.......................        371,800
    33,700  ONEOK, Inc.......................      1,011,000
                                               -------------
                                                   2,090,300
                                               -------------
            UTILITIES -- TELEPHONE -- 4.1%
    40,000  Alltel Corp......................      1,255,000
   318,000  AT&T Corp........................     13,833,000
    33,100  NYNEX Corp.......................      1,592,937
   120,400  Pacific Telesis Group............      4,424,700
                                               -------------
                                                  21,105,637
                                               -------------
            TOTAL COMMON STOCKS..............    512,587,296
            (cost $418,402,013)

PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
----------                                     ------------
COMMERCIAL PAPER -- 0.5%
            FINANCE -- 0.5%
$2,374,251  Ford Motor Credit Co., 6.00%,
            1/2/97...........................  $  2,374,251
                                               ------------
            TOTAL COMMERCIAL PAPER...........     2,374,251
            (cost $2,374,251)
TOTAL INVESTMENTS -- 99.8%...................   514,961,547
(cost $420,776,264)(a)

OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%........................       958,706
                                               ------------
TOTAL NET ASSETS -- 100.0%...................  $515,920,253
                                               =============

---------------

Percentages indicated are based on net assets of $515,920,253.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $295,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...............  $100,128,687
      Unrealized depreciation...............    (6,238,404)
                                              ------------
      Net unrealized appreciation...........  $ 93,890,283
                                              ============

* Non-income producing security.

ADR American Depository Receipt
                       See Notes to Financial Statements.

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS -- 99.0%
            ADVERTISING -- 0.7%
    45,000  Catalina Marketing Corp.*........  $  2,480,625
    63,500  True North Communications,
            Inc..............................     1,389,062
                                               ------------
                                                  3,869,687
                                               ------------
            AEROSPACE/DEFENSE EQUIPMENT -- 1.6%
    43,400  AAR Corp.........................     1,312,850
    52,800  Aviall, Inc.*....................       488,400
    48,700  Banner Aerospace, Inc.*..........       420,038
    13,600  Curtiss-Wright Corp..............       685,100
    20,900  ECC International Corp.*.........       172,425
    16,200  EDO Corp.........................       115,425
    44,000  Fairchild Corp., Class A*........       649,000
    47,400  Hexcel Corp.*....................       770,250
    59,275  Rohr Industries, Inc.*...........     1,341,097
    45,600  Thiokol Corp.....................     2,040,600
    48,000  UNC, Inc.*.......................       576,000
     7,200  Whitehall Corp.*.................       309,600
    24,600  Whittaker Corp.*.................       310,575
                                               ------------
                                                  9,191,360
                                               ------------
            AEROSPACE/DEFENSE -- 0.6%
    28,600  Alliant Techsystems, Inc.*.......     1,573,000
    37,800  Logicon, Inc.....................     1,379,700
    34,700  Talley Industries, Inc.*.........       255,912
                                               ------------
                                                  3,208,612
                                               ------------
            AGRICULTURAL OPERATIONS -- 0.0%
    27,900  Orange Co., Inc.                        216,225
                                               ------------
            APPLIANCES -- HOUSEHOLD -- 0.4%
   109,000  Fedders Corp.....................       681,250
    20,000  National Presto Industries,
            Inc..............................       747,500
    65,200  Royal Appliance Manufacturing
            Co.*.............................       448,250
    20,500  Toastmaster, Inc.................        76,875
                                               ------------
                                                  1,953,875
                                               ------------
            AUDIO/VIDEO PRODUCTION -- 0.7%
    40,180  Harman International Industries,
            Inc..............................     2,235,012
   157,269  Zenith Electronics Corp.*........     1,710,300
                                               ------------
                                                  3,945,312
                                               ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 1.3%
    58,300  Arvin Industries, Inc............     1,442,925
    47,000  Brilliance China Automotive
            Holdings, Ltd....................       211,500
    94,400  China Yuchai International,
            Ltd..............................       448,400
    67,100  Detroit Diesel Corp.*............     1,543,300
     8,600  Raytech Corp.*...................        37,625
    54,800  Smith (A.O.) Corp. ..............     1,637,150
    21,200  Sparton Corp.*...................       164,300
    45,500  Standard Products Co.............     1,160,250
    60,875  Titan Wheel International,
            Inc..............................       776,156
                                               ------------
                                                  7,421,606
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            AUTO/TRUCK -- REPLACEMENT -- 0.5%
    39,300  SPX Corp.........................  $  1,522,875
    35,700  Standard Motor Products, Inc.           495,338
    24,750  Wynn's International, Inc........       782,719
                                               ------------
                                                  2,800,932
                                               ------------
            BANKS -- MAJOR REGIONAL -- 0.0%
    10,546  First Banks America, Inc.*.......       106,778
                                               ------------
            BANKS -- NORTHEAST -- 0.6%
    60,500  First Commonwealth Financial
            Corp.............................     1,126,812
    59,800  North Fork Bancorp, Inc..........     2,130,375
    17,100  Sterling Bancorp.................       252,225
                                               ------------
                                                  3,509,412
                                               ------------
            BANKS -- SOUTHEAST -- 0.7%
    37,500  Centura Banks, Inc...............     1,673,437
    35,400  Colonial Bancgroup, Inc..........     1,416,000
    45,000  F & M National Corp..............       961,875
                                               ------------
                                                  4,051,312
                                               ------------
            BANKS -- WEST -- 0.4%
   113,100  City National Corp...............     2,445,787
                                               ------------
            BUILDING -- 1.6%
    62,500  Calmat Co........................     1,171,875
    62,400  Centex Construction Products,
            Inc..............................     1,123,200
    40,800  Dravo Corp.*.....................       576,300
    16,000  Giant Group, Ltd.*...............       134,000
    32,700  Lone Star Industries, Inc........     1,205,812
    42,100  Medusa Corp......................     1,447,188
    14,800  Puerto Rican Cement Co., Inc.....       462,500
    47,000  Southdown, Inc...................     1,462,875
    28,600  Texas Industries, Inc............     1,447,875
                                               ------------
                                                  9,031,625
                                               ------------
            BUILDING -- HEAVY CONSTRUCTION -- 0.4%
    23,300  Dycom Industries, Inc.*..........       215,525
    77,300  Morrison Knudsen Corp.*..........       695,700
     8,634  MYR Group, Inc...................       111,163
    37,700  Stone & Webster, Inc.............     1,187,550
                                               ------------
                                                  2,209,938
                                               ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.2%
    51,400  ABM Industries, Inc..............       950,900
                                               ------------
            BUILDING -- MOBILE/MANUFACTURING & RECREATIONAL
            VEHICALS -- 0.9%
    30,500  Cavalier Homes, Inc..............       350,750
    77,000  Champion Enterprises, Inc.*......     1,501,500
    40,600  Coachmen Industries, Inc.........     1,152,025
    28,500  Skyline Corp.....................       705,375
    24,100  Thor Industries, Inc.............       608,525
    68,900  Winnebago Industries, Inc.              499,525
                                               ------------
                                                  4,817,700
                                               ------------

                                  Continued

THE KENT                            MALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            BUILDING -- RESIDENTIAL/COMMERCIAL  -- 1.0%
    19,800  AMREP Corp.*.....................  $     76,725
    21,000  Beazer Homes USA, Inc.*..........       388,500
    19,000  Continental Home Holding Corp....       403,750
    87,800  Kaufman & Broad Home Corp........     1,130,425
    23,900  M/I Schottenstein Homes, Inc.*...       262,900
    52,900  MDC Holdings, Inc................       456,263
   152,500  Presley Cos., Class A*...........       171,563
    42,900  Ryland Group Inc.................       589,875
    81,400  Standard-Pacific Corp............       468,050
    83,900  Toll Brothers, Inc.*.............     1,636,050
    20,800  Washington Homes, Inc.*..........        93,600
                                               ------------
                                                  5,677,701
                                               ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.8%
    10,800  Ameron International Corp........       557,550
    36,300  Amre, Inc.*......................        58,987
    27,200  Congoleum Corp., Class A*........       377,400
    23,600  Elcor Corp.......................       504,450
    19,400  Eljer Industries, Inc.*..........       458,325
    54,600  Falcon Building Products, Inc.,
            Class A*.........................       805,350
    11,600  International Aluminum Corp......       295,800
    32,800  Nortek, Inc.*....................       656,000
    39,300  Ply-Gem Industries, Inc..........       486,338
    44,000  Robertson-Ceco Corp.*............       346,500
    31,900  Waxman Industries, Inc.*.........       155,512
                                               ------------
                                                  4,702,212
                                               ------------
            BUILDING PRODUCTS --
            AIR CONDITIONING/HEAT -- 0.2%
    24,100  Mestek, Inc.*....................       397,650
    25,575  Watsco, Inc......................       738,478
                                               ------------
                                                  1,136,128
                                               ------------
            BUILDING PRODUCTS -- DOORS & TRUSSES -- 0.2%
    23,400  Morgan Productions, Ltd.*........       172,575
   100,500  Premdor, Inc.*...................       917,062
    13,400  Thackeray Corp.*.................        36,850
                                               ------------
                                                  1,126,487
                                               ------------
            BUILDING PRODUCTS -- LIGHTING/FIXTURES  -- 0.1%
    18,800  Catalina Lighting, Inc.*.........        91,650
    27,500  Thomas Industries, Inc...........       574,062
                                               ------------
                                                    665,712
                                               ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE  -- 0.4%
    18,500  Hughes Supply, Inc...............       797,813
   108,100  Payless Cashways, Inc.*..........       216,200
    69,700  Rexel, Inc.*.....................     1,106,488
                                               ------------
                                                  2,120,501
                                               ------------
            BROADCAST -- RADIO/TELEVISION -- 0.0%
    12,000  Gray Communications Systems,
            Inc..............................       226,500
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            BUSINESS INFORMATION -- 0.5%
    14,900  Duff & Phelps Corp...............  $    359,462
    47,800  Metromail Corp.*.................       872,350
    56,200  Primark Corp.*...................     1,390,950
                                               ------------
                                                  2,622,762
                                               ------------
            BUSINESS SERVICES -- 0.9%
    56,600  Advo, Inc........................       792,400
     8,400  Caribiner International, Inc.*...       462,300
    29,700  Fair Issac & Co., Inc............     1,162,012
    50,000  Franklin Quest Co.*..............     1,050,000
    29,200  Interim Services, Inc.*..........     1,036,600
    15,200  Union Corp.*.....................       347,700
                                               ------------
                                                  4,851,012
                                               ------------
            CABLE TELEVISION -- 0.5%
    53,500  Bet Holdings, Inc., Class A*.....     1,538,125
    93,125  International Family
            Entertainment, Class B*..........     1,443,437
                                               ------------
                                                  2,981,562
                                               ------------
            CHEMICALS -- DIVERSIFIED -- 0.6%
    54,000  Chemfirst, Inc.*.................     1,215,000
    54,700  General Chemical Group, Inc......     1,292,287
    50,900  Rexene Corp......................       693,513
                                               ------------
                                                  3,200,800
                                               ------------
            CHEMICALS -- FIBER -- 0.0%
    28,613  Schawk, Inc., Class A............       250,364
                                               ------------
            CHEMICALS -- PLASTICS -- 0.6%
    55,700  Geon Co..........................     1,093,113
    63,500  Spartech Corp....................       706,437
    34,945  Tredegar Industries, Inc.........     1,402,168
                                               ------------
                                                  3,201,718
                                               ------------
            CHEMICALS -- SPECIALTY -- 1.2%
    37,800  Arcadian Corp....................     1,001,700
    42,100  Bush Boake Allen, Inc.*..........     1,120,913
    26,800  Chemed Corp......................       978,200
    24,000  Learonal, Inc....................       552,000
    61,300  Lilly Industries, Inc., Class
            A................................     1,118,725
    29,100  McWhorter Technologies, Inc.*....       665,662
   108,100  NL Industries, Inc...............     1,175,587
    18,500  Oil-Dri Corp.....................       277,500
                                               ------------
                                                  6,890,287
                                               ------------
            COAL -- 0.6%
    45,600  Ashland Coal, Inc................     1,265,400
    22,800  Pittston Co., Minerals Group.....       350,550
    18,300  Westmoreland Coal Co.*...........        18,300
    77,100  Zeigler Coal Holding Co. ........     1,648,012
                                               ------------
                                                  3,282,262
                                               ------------
            COMPUTERS -- GRAPHICS -- 0.1%
   242,900  Chyron Corp.*....................       698,337
                                               ------------
            COMPUTERS -- LOCAL AREA NETWORKS -- 0.2%
    47,900  BBN Corp.*.......................     1,077,750
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            COMPUTERS -- MEMORY DEVICES -- 0.3%
    62,200  Applied Magnetics Corp.*.........  $  1,858,225
                                               ------------
            COMPUTERS -- MICRO -- 0.3%
    28,800  Ameriquest Technologies, Inc.*...        32,400
   105,700  Data General Corp.*..............     1,532,650
    35,100  Datapoint Corp.*.................        39,488
    10,750  EA Industries, Inc.*.............        18,812
                                               ------------
                                                  1,623,350
                                               ------------
            COMPUTERS -- OPTICAL RECOGNITION -- 0.2%
    50,500  Banctec, Inc.*...................     1,041,562
                                               ------------
            COMPUTERS -- PERIPHERAL EQUIPMENT -- 0.1%
    20,900  Par Technology Corp.*............       289,987
    28,900  QMS, Inc.*.......................       151,725
                                               ------------
                                                    441,712
                                               ------------
            COMPUTERS -- SERVICES -- 0.2%
    28,000  Computer Task Group, Inc.........     1,207,500
                                               ------------
            COMPUTERS -- SOFTWARE -- 0.6%
    46,300  Bell & Howell Co.*...............     1,099,625
   132,600  Computervision Corp.*............     1,226,550
    67,700  SPS Transaction Services,
            Inc.*............................     1,032,425
                                               ------------
                                                  3,358,600
                                               ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.5%
    46,100  Department 56, Inc.*.............     1,140,975
    49,900  Ekco Group, Inc..................       218,312
    10,200  General Housewares Corp..........        99,450
    60,600  Mikasa, Inc.*....................       621,150
    30,000  Oneida, Ltd......................       540,000
    26,300  Scott's Liquid Gold, Inc.*.......        42,738
                                               ------------
                                                  2,662,625
                                               ------------
            CONTAINERS -- METAL & GLASS -- 0.3%
    34,700  United States Can Corp.*.........       585,562
    43,700  Zero Corp........................       874,000
                                               ------------
                                                  1,459,562
                                               ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.4%
    31,500  ACX Technologies, Inc.*..........       626,063
    44,700  Aptargroup, Inc..................     1,575,675
     8,700  Continental Can Co., Inc.*.......       122,888
    10,500  Sun Coast Industries, Inc.*......        28,875
                                               ------------
                                                  2,353,501
                                               ------------
            COSMETICS & TOILETRIES -- 0.5%
    25,900  Alberto Culver Co., Class A......     1,068,375
   137,800  Playtex Products, Inc.*..........     1,102,400
    45,400  Windmere-Durable Holding, Inc....       584,525
                                               ------------
                                                  2,755,300
                                               ------------
            DIVERSIFIED OPERATIONS -- 2.2%
    24,800  Allied Products Corp.............       737,800
    27,400  Bairnco Corp.....................       181,525
    35,300  Carlisle Cos., Inc...............     2,135,650
    40,300  Clarcor, Inc.....................       891,637

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            DIVERSIFIED OPERATIONS (CONTINUED)
    29,100  Core Industries, Inc.............  $    480,150
    15,900  Craig Corp.*.....................       228,563
    10,400  Dynamics Corp. of America........       293,800
    90,800  Gencorp, Inc.....................     1,645,750
    78,400  Griffon Corp.*...................       960,400
    35,100  LSB Industries, Inc..............       157,950
    31,300  Manitowoc Co., Inc...............     1,267,650
   115,700  Metromedia International Group,
            Inc.*............................     1,142,538
    17,900  Nashua Corp.*....................       214,800
    37,900  Standex International Corp.......     1,170,162
     7,500  TCC Industries, Inc.*............        12,187
    81,300  Triarc Cos., Inc.*...............       934,950
                                               ------------
                                                 12,455,512
                                               ------------
            ELECTRONIC COMPONENTS --
            SEMICONDUCTORS -- 0.7%
    69,100  Dallas Semi-Conductors...........     1,589,300
    31,200  Unitrode Corp.*..................       916,500
    22,100  Watkins-Johnson Co...............       541,450
    42,000  Zilog, Inc.*.....................     1,097,250
                                               ------------
                                                  4,144,500
                                               ------------
            ELECTRONIC MEASURING INSTRUMENTS -- 0.4%
    21,900  Fluke Corp.......................       977,287
    54,600  Genrad, Inc.*....................     1,269,450
                                               ------------
                                                  2,246,737
                                               ------------
            ELECTRONIC PARTS -- DISTRIBUTION -- 0.9%
    19,715  Bell Industries, Inc.*...........       421,408
    54,400  Kent Electronics Corp.*..........     1,400,800
    45,300  Marshall Industries*.............     1,387,313
    20,501  Sterling Electronics*............       274,204
    33,800  Wyle Electronics.................     1,335,100
                                               ------------
                                                  4,818,825
                                               ------------
            ELECTRONIC PRODUCTS -- MISCELLANEOUS -- 0.5%
    13,400  Acme Electric Corp.*.............        90,450
    32,200  Aeroflex, Inc.*..................       152,950
    19,400  American Precision Industries....       388,000
    21,300  Franklin Electric Publishers,
            Inc.*............................       258,263
    15,800  Hubbell, Inc., Class A...........       600,400
    26,300  Kollmorgen Corp..................       289,300
    67,100  Magnetek, Inc.*..................       863,912
    15,500  SL Industries, Inc...............       120,125
    21,000  Three Five Systems, Inc.*........       270,375
                                               ------------
                                                  3,033,775
                                               ------------
            ELECTRONIC -- CONNECTORS -- 0.3%
    34,195  Thomas & Betts Corp..............     1,517,403
                                               ------------
            ELECTRONIC -- MILITARY -- 0.1%
    13,800  Aydin Corp.*.....................       129,375
    30,400  Esco Electronics Corp............       304,000
    33,100  United Industrial Corp...........       194,462
                                               ------------
                                                    627,837
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            ELECTRONIC -- MISCELLANEOUS COMPONENTS -- 1.2%
    67,300  BMC Industries, Inc..............  $  2,119,950
    14,000  CTS Corp.........................       598,500
    51,000  DDL Electronics, Inc.*...........        47,812
    44,400  Oak Industries, Inc.*............     1,021,200
    47,500  OEA, Inc.........................     2,173,125
    31,400  Park Electrochemical Corp........       714,350
                                               ------------
                                                  6,674,937
                                               ------------
            ENERGY -- ALTERNATIVE SOURCES -- 0.2%
    31,000  Trigen Energy Corp...............       891,250
                                               ------------
            ENGINEERING -- RESEARCH & DEVELOPMENT
            SERVICES -- 0.4%
    50,100  CDI Corp.*.......................     1,421,588
    17,800  Corrpro Cos., Inc.*..............       169,100
    27,100  General Physics Corp.............       108,400
    24,900  GRC International, Inc.*.........       202,313
    24,190  URS Corp.*.......................       217,710
                                               ------------
                                                  2,119,111
                                               ------------
            FERTILIZERS -- 0.3%
    63,636  Mississippi Chemical Corp........     1,527,264
                                               ------------
            FINANCIAL -- CONSUMER LOANS -- 0.5%
    73,300  Olympic Financial Ltd.*..........     1,053,687
    45,400  Student Loan Corp................     1,691,150
                                               ------------
                                                  2,744,837
                                               ------------
            FINANCIAL -- INVESTMENT BANKERS -- 1.8%
    22,600  Advest Group, Inc.*..............       242,950
    32,750  Inter-Regional Financial Group,
            Inc..............................     1,154,438
    16,700  Interstate/Johnson Lane, Inc.....       227,538
    12,600  Jefferies Group, Inc.............       508,725
    41,800  Legg Mason, Inc..................     1,609,300
    23,900  McDonald & Co. Investments,
            Inc..............................       830,525
    56,350  Morgan Keegan, Inc...............       964,993
    47,800  Piper Jaffray Cos., Inc..........       746,875
    60,980  Quick & Reilly Group, Inc........     1,821,777
    56,225  Raymond James Financial, Inc.....     1,693,778
    17,400  Rodman & Renshaw Capital
            Group*...........................        19,575
    34,400  Sherwood Group, Inc.*............       356,900
    11,886  Stifel Financial Corp............       104,003
                                               ------------
                                                 10,281,377
                                               ------------
            FINANCIAL -- INVESTMENT FUNDS -- 0.2%
    29,500  Petroleum & Resources............     1,025,125
                                               ------------
            FINANCIAL -- INVESTMENT MANAGEMENT
            COMPANIES -- 0.6%
    24,000  Atalanta Sosnoff Capital Corp....       210,000
   157,400  Goldcorp, Inc., Class A..........     1,337,900
    54,000  Insignia Financial Group, Inc.,
            Class A*.........................     1,215,000
    46,400  Phoenix Duff & Phelps Corp.......       330,600
                                               ------------
                                                  3,093,500
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            FINANCIAL -- LEASING COMPANIES -- 0.7%
    29,300  DVI, Inc.*.......................  $    380,900
    46,900  Interpool, Inc...................     1,096,288
    77,430  National Auto Credit, Inc.*......       929,160
    16,500  PS Group Holdings, Inc...........       222,750
   116,500  Rollins Truck Leasing Corp.......     1,470,812
                                               ------------
                                                  4,099,910
                                               ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 0.1%
    13,600  Hallwood Group, Inc.*............       215,900
    17,100  Stewart Information Services
            Corp.............................       354,825
    27,400  Transmedia Network, Inc..........       133,575
                                               ------------
                                                    704,300
                                               ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 0.5%
    56,000  CMAC Investment Corp.............     2,058,000
    40,900  North American Mortgage Co.......       807,775
                                               ------------
                                                  2,865,775
                                               ------------
            FINANCIAL -- SMALL BUSINESS INVESTMENT CO. &
            COMMERCIAL -- 0.6%
    51,000  PEC Israel Economic Corp.*.......       854,250
    71,000  Safeguard Scientifics, Inc.*.....     2,254,250
                                               ------------
                                                  3,108,500
                                               ------------
            FINANCIAL -- SAVINGS & LOAN -- 2.2%
    46,200  Coast Savings Financial, Inc.*...     1,692,075
    32,700  Commercial Federal Corp..........     1,569,600
    69,172  Downey Financial Corp............     1,357,500
    19,926  First Republic Bancorp, Inc.*....       333,761
    41,250  Firstbank Puerto Rico............     1,072,500
    28,800  Firstfed Financial Corp.*........       633,600
   101,700  Glendale Federal Bank*...........     2,364,525
    32,300  New York Bancorp, Inc............     1,251,625
    16,100  PonceBank........................       402,500
    67,773  Westcorp.........................     1,482,534
                                               ------------
                                                 12,160,220
                                               ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    48,900  International Multi-Foods
            Corp.............................       886,312
                                               ------------
            FOOD -- MEAT PRODUCTS -- 0.5%
    11,767  Diana Corp.*.....................       323,592
    81,800  Hudson Foods, Inc., Class A......     1,554,200
    75,000  Pilgrim's Pride Corp.............       646,875
    27,400  Rymer Foods, Inc.*...............         9,419
                                               ------------
                                                  2,534,086
                                               ------------
            FOOD -- MISCELLANEOUS/DIVERSIFIED -- 0.5%
    29,151  Chock Full O'Nuts Corp.*.........       145,755
    21,500  Earthgrains Co...................     1,123,375
    78,800  Smucker (J.M.) Co., Class B......     1,260,800
                                               ------------
                                                  2,529,930
                                               ------------
            FOOD -- SUGAR & REFRIGERATED -- 0.2%
    71,300  Savannah Foods & Industries,
            Inc..............................       962,550
                                               ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
    40,225  Rykoff-Sexton, Inc...............       638,572
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            FURNITURE -- 0.4%
    34,887  Bush Industries, Inc.............  $    671,575
    15,600  Chromcraft Revington, Inc.*......       432,900
    45,700  O'Sullivan Industries*...........       639,800
    36,250  Rowe Furniture Corp..............       290,000
    24,100  Shelby Williams Industries,
            Inc..............................       295,225
                                               ------------
                                                  2,329,500
                                               ------------
            GLASS PRODUCTS -- 0.2%
    10,300  Kerr Group, Inc.*................        24,462
    40,800  Libbey, Inc......................     1,137,300
                                               ------------
                                                  1,161,762
                                               ------------
            HOTELS & MOTELS -- 0.9%
    17,200  Hammons (John Q.) Hotels,
            Inc.*............................       146,200
    53,300  Marcus Corp......................     1,132,625
    77,800  Prime Hospitality Corp.*.........     1,254,525
    66,500  Red Roof Inns, Inc.*.............     1,030,750
    48,900  Wyndham Hotel Corp.*.............     1,204,163
                                               ------------
                                                  4,768,263
                                               ------------
            INDUSTRIAL -- AUTOMOTIVE/ROBOTICS -- 0.3%
    18,100  Esterline Technologies Corp.*....       472,862
    62,900  Gerber Scientific, Inc...........       935,638
                                               ------------
                                                  1,408,500
                                               ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.9%
    45,900  Capitol American Financial
            Corp.............................     1,669,613
    55,200  Penncorp Financial Group, Inc....     1,987,200
    27,300  Pioneer Financial Services,
            Inc..............................       682,500
    21,350  RLI Corp.........................       712,556
    16,100  Westbridge Capital Corp.*........       156,975
                                               ------------
                                                  5,208,844
                                               ------------
            INSURANCE -- BROKERS -- 0.6%
    37,900  Acordia, Inc.....................     1,099,100
    40,400  Arthur J. Gallagher & Co.........     1,252,400
    35,900  Blanch (E.W.) Holdings, Inc......       722,488
    36,900  Hilb, Rogal & Hamilton Co........       488,925
                                               ------------
                                                  3,562,913
                                               ------------
            INSURANCE -- LIFE -- 1.9%
   107,400  American Annuity Group, Inc......     1,517,025
    37,200  American Heritage Life Investment
            Corp.............................       976,500
    27,600  Amvestors Financial Corp.........       407,100
    38,600  Delphi Financial Group*..........     1,138,700
    59,600  John Alden Financial Corp........     1,102,600
    38,500  Life Re Corp.....................     1,487,063
    42,600  Reinsurance Group of America,
            Inc..............................     2,007,525
    23,300  Security-Connecticut Corp........       818,412
    33,300  Washington National Corp.........       915,750
                                               ------------
                                                 10,370,675
                                               ------------
            INSURANCE -- MULTI-LINE -- 0.9%
    44,000  Enhance Financial Services
            Group............................     1,606,000
    43,700  FBL Financial Group Inc., Class
            A................................     1,087,038

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            INSURANCE -- MULTI-LINE (CONTINUED)
    39,809  Fidelity National Financial,
            Inc..............................  $    602,111
    45,600  Mutual Risk Management Ltd.......     1,687,200
                                               ------------
                                                  4,982,349
                                               ------------
            INSURANCE -- PROPERTY & CASUALTY -- 3.7%
    40,400  Acceptance Insurance Cos.*.......       797,900
    19,100  American Eagle Group, Inc........        90,725
    23,500  Avemco Corp......................       367,188
    37,400  Capital Re Corp..................     1,743,775
    41,900  Capsure Holdings Corp............       476,613
    24,500  China Tire Holdings, Ltd.........       238,875
    51,200  Crawford & Co., Class A..........     1,107,200
    31,100  Executive Risk, Inc..............     1,150,700
    30,800  First American Financial Corp....     1,266,650
    62,715  Fremont General Corp.............     1,944,165
    36,190  Frontier Insurance Group, Inc....     1,384,268
    40,667  Guaranty National Corp...........       681,172
    70,000  HCC Insurance Holdings, Inc......     1,680,000
    42,700  Integon Corp.....................       757,925
    26,300  MMI Cos., Inc....................       841,600
    30,600  NYMAGIC, Inc.....................       550,800
    33,500  Orion Capital Corp...............     2,047,688
    49,900  Sphere Drake Holdings, Ltd.......       442,862
    21,056  Titan Holdings, Inc..............       347,424
    43,750  Vesta Insurance Group, Inc.......     1,372,656
    47,900  Zenith National Insurance Co.....     1,311,262
                                               ------------
                                                 20,601,448
                                               ------------
            INSTRUMENTS -- CONTROL -- 0.5%
    64,700  BW/IP Holdings, Inc..............     1,067,550
    46,400  IMO Delaval, Inc.*...............       145,000
    42,700  Measurex Corp....................     1,024,800
    32,600  Pacific Scientific Co............       366,750
                                               ------------
                                                  2,604,100
                                               ------------
            LEISURE & RECREATION PRODUCTS -- 0.8%
    90,800  Alliance Entertainment Co.*......       170,250
    24,700  Coastcast Corp.*.................       358,150
    36,500  Huffy Corp.......................       524,688
    45,030  K2, Inc..........................     1,238,325
    54,500  Outboard Marine Corp.............       899,250
   135,400  Roadmaster Industries, Inc.......       169,250
    68,000  Sturm, Ruger & Co., Inc..........     1,317,500
                                               ------------
                                                  4,677,413
                                               ------------
            LEISURE & RECREATION SERVICES -- 0.3%
    30,300  Carmike Cinemas, Inc., Class
            A*...............................       768,863
   308,800  Cineplex Odeon Corp.*............       424,600
    21,200  GC Cos., Inc.*...................       734,050
                                               ------------
                                                  1,927,513
                                               ------------
            LEISURE & RECREATION -- GAMING -- 0.8%
   104,000  Aztar Corp.*.....................       728,000
   132,100  Boyd Gaming Corp.*...............     1,089,825
    75,450  Grand Casinos, Inc.*.............     1,018,575
    25,500  Harveys Casinos Resorts..........       430,313
    25,300  Jackpot Enterprises, Inc.........       246,675

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            LEISURE & RECREATION -- GAMING (CONTINUED)
    42,700  Showboat, Inc....................  $    736,575
    26,400  Trump Hotels & Casino Resorts,
            Inc.*............................       316,800
                                               ------------
                                                  4,566,763
                                               ------------
            LINEN SUPPLY & RELATED -- 0.3%
    24,800  Angelica Corp....................       474,300
    55,500  Unifirst Corp....................     1,179,375
                                               ------------
                                                  1,653,675
                                               ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.4%
    36,500  Applied Power, Inc., Class A.....     1,446,313
    23,600  Brown & Sharpe Manufacturing Co.,
            Class A*.........................       330,400
    14,100  Gleason Corp.....................       467,062
    10,100  Monarch Machine Tool Co..........        83,325
                                               ------------
                                                  2,327,100
                                               ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.3%
    14,100  Christiana Cos., Inc.*...........       363,075
    55,400  CMI Corp., Class A...............       242,375
    42,050  Commercial Intertech Corp........       572,931
    28,700  Terex Corp.*.....................       290,588
                                               ------------
                                                  1,468,969
                                               ------------
            MACHINERY -- ELECTRIC UTILITIES -- 0.1%
    35,857  Kuhlman Corp.....................       694,729
                                               ------------
            MACHINERY -- ELECTRICAL -- 0.3%
    67,310  Baldor Electric Co...............     1,657,509
                                               ------------
            MACHINERY -- FARM -- 0.1%
    26,000  Alamo Group Inc..................       445,250
                                               ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 1.5%
    27,000  Chart Industries, Inc............       462,375
    61,700  Global Industrial Technologies,
            Inc.*............................     1,365,112
    46,925  Graco, Inc.......................     1,149,663
    43,350  Idex Corp........................     1,728,581
    23,700  Katy Industries, Inc.............       343,650
    15,700  Kysor Industrial Corp............       512,213
    75,433  Paxar Corp.*.....................     1,301,219
    11,570  Portec, Inc......................       114,254
    24,400  Scotsman Industries, Inc.........       576,450
    10,100  Sequa Corp., Class B*............       505,000
     7,400  Twin Disc, Inc...................       160,025
                                               ------------
                                                  8,218,542
                                               ------------
            MACHINERY -- MATERIAL HANDLING -- 0.2%
    62,600  Interlake Corp.*.................       219,100
    21,600  Nacco Industries, Class A........     1,155,600
                                               ------------
                                                  1,374,700
                                               ------------
            MEDICAL INSTRUMENTS -- 0.5%
    72,900  Acuson Corp.*....................     1,776,938
    43,260  Elscint, Ltd.*...................       270,375

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            MEDICAL INSTRUMENTS (CONTINUED)
    38,300  Graham Field Health Products,
            Inc.*............................  $    330,337
    33,100  OEC Medical Systems, Inc.*.......       496,500
                                               ------------
                                                  2,874,150
                                               ------------
            MEDICAL PRODUCTS -- 0.5%
    43,700  BEC Group, Inc.*.................       229,425
    62,600  Haemonetics Corp.*...............     1,181,575
    21,900  Maxxim Medical, Inc.*............       273,750
    83,900  Owens & Minor, Inc...............       859,975
                                               ------------
                                                  2,544,725
                                               ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    29,200  Biowhittaker, Inc.*..............       233,600
    35,500  Diagnostic Products Corp.........       918,563
    36,089  Molecular Biosystems, Inc.*......       234,579
                                               ------------
                                                  1,386,742
                                               ------------
            MEDICAL -- DRUGS -- 0.3%
    73,423  ICN Pharmaceuticals, Inc.........     1,440,926
                                               ------------
            MEDICAL -- GENERIC DRUGS -- 0.2%
    58,900  Alpharma, Inc., Class A..........       839,325
    49,400  Pharmaceutical Resources,
            Inc.*............................       172,900
                                               ------------
                                                  1,012,225
                                               ------------
            MEDICAL -- HEALTH MAINTENANCE ORGANIZATION --
            0.6%
    29,600  PHP Healthcare Corp.*............       758,500
    50,800  Rightchoice Managed Care, Inc.,
            Class A*.........................       539,750
    37,400  Sierra Health Services, Inc.*....       920,975
    17,800  United American Healthcare*......       104,575
    34,200  United Wisconsin Services,
            Inc..............................       897,750
                                               ------------
                                                  3,221,550
                                               ------------
            MEDICAL -- HOSPITALS -- 0.9%
    64,400  Coastal Healthcare Group*........       225,400
     7,200  Comprehensive Care Corp.*........        87,300
    36,400  Healthplan Services Corp.*.......       768,950
    29,400  Pediatrix Medical Group, Inc.*...     1,084,125
   110,100  Transitional Hospitals Corp.*....     1,059,713
    62,600  Universal Health Services*.......     1,791,925
                                               ------------
                                                  5,017,413
                                               ------------
            MEDICAL -- NURSING HOMES -- 1.0%
    14,400  Advocat, Inc.*...................       104,400
    62,470  Grancare, Inc.*..................     1,116,651
    47,700  Integrated Health Services,
            Inc..............................     1,162,688
    48,400  Living Centers of America,
            Inc.*............................     1,343,100
    67,050  Multicare Cos., Inc.*............     1,357,762
    45,200  Regency Health Services, Inc.*...       435,050
                                               ------------
                                                  5,519,651
                                               ------------
            MEDICAL -- OUTPATIENT/HOME CARE -- 0.8%
   109,200  Coram Healthcare Corp.*..........       546,000
    55,500  Genesis Health Ventures, Inc.*...     1,727,437
    31,000  Health Images, Inc...............       515,375

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            MEDICAL -- OUTPATIENT/HOME CARE (CONTINUED)
    16,676  Hospital Staffing Services,
            Inc.*............................  $     41,690
   165,100  NovaCare, Inc.*..................     1,816,100
                                               ------------
                                                  4,646,602
                                               ------------
            MEDICAL -- WHOLESALE DRUG -- 0.1%
    30,500  Bindley Western Industries,
            Inc..............................       590,938
    45,000  Foxmeyer Health Corp.*...........        73,125
                                               ------------
                                                    664,063
                                               ------------
            MEDICAL/DENTAL SUPPLIES -- 1.0%
    47,400  American Medical Response,
            Inc.*............................     1,540,500
    73,600  Ballard Medical Products.........     1,370,800
    31,700  Cooper Cos., Inc.*...............       546,825
    18,800  Isomedix, Inc.*..................       244,400
    51,000  Sunrise Medical, Inc.*...........       809,625
    45,200  West Co., Inc....................     1,276,900
                                               ------------
                                                  5,789,050
                                               ------------
            METAL -- GOLD -- 0.7%
    93,000  Agnico-Eagle Mines, Ltd..........     1,302,000
   155,400  Amax Gold, Inc.*.................       990,675
    46,200  Atlas Corp.*.....................        31,763
   337,000  Campbell Resources, Inc.*........       315,938
    71,600  Glamis Gold, Ltd.................       501,200
   130,700  Hecla Mining Co.*................       735,187
    73,100  Northgate Exploration, Ltd.*.....        50,256
                                               ------------
                                                  3,927,019
                                               ------------
            METAL -- IRON -- 0.4%
    32,200  Cleveland Cliffs, Inc............     1,461,075
   107,300  National Steel Corp.*............       992,525
                                               ------------
                                                  2,453,600
                                               ------------
            METAL -- MISCELLANEOUS -- 0.3%
    43,100  Brush Wellman, Inc...............       705,763
    43,000  Nord Resources Corp.*............       188,125
    20,000  Tremont Corp.*...................       722,500
    23,206  Zemex Corp.......................       162,442
                                               ------------
                                                  1,778,830
                                               ------------
            METAL -- NON-FERROUS -- 0.3%
   131,400  Kaiser Aluminum Corp.*...........     1,527,525
                                               ------------
            METAL -- SILVER -- 0.2%
    55,600  Coeur D'Alene Mines Corp.........       840,950
   515,872  Sunshine Mining & Refining
            Co.*.............................       483,630
                                               ------------
                                                  1,324,580
                                               ------------
            METAL PRODUCTS -- DISTRIBUTION -- 0.3%
    31,950  Bearings, Inc. (c)...............       890,606
    27,900  Reliance Steel & Aluminum Co.....       976,500
                                               ------------
                                                  1,867,106
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            METAL PRODUCTS -- FASTENERS -- 0.2%
    14,800  Hi-Shear Industries, Inc.*.......  $     38,850
    15,900  SPS Technologies, Inc.*..........     1,021,575
    13,700  Transtechnology Corp.............       268,863
                                               ------------
                                                  1,329,288
                                               ------------
            METAL -- PROCESSING & FABRICATION -- 1.6%
    23,400  Amcast Industrial Corp...........       579,150
    26,000  Ampco-Pittsburgh Corp............       312,000
    27,300  Chase Brass & Copper Co.,
            Inc.*............................       542,587
    40,733  Commercial Metals Co.............     1,227,082
    23,300  Fansteel, Inc.*..................       145,625
    24,300  Huntco, Inc., Class A............       358,425
    41,900  Kaydon Corp......................     1,974,538
    43,900  Mueller Industries, Inc.*........     1,690,150
    20,300  Sinter Metals, Inc., Class A*....       603,925
    53,700  Tyler Corp.*.....................       100,687
    35,800  Wolverine Tube, Inc.*............     1,261,950
                                               ------------
                                                  8,796,119
                                               ------------
            OFFICE SUPPLIES & FORMS -- 0.7%
    44,500  American Business Products.......     1,118,063
    29,100  CSS Industries, Inc.*............       756,600
    44,700  Ennis Business Forms, Inc........       502,875
    43,400  Hunt Manufacturing Co............       786,625
    40,700  New England Business Service,
            Inc..............................       875,050
                                               ------------
                                                  4,039,213
                                               ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
    32,800  Daniel Industries, Inc...........       483,800
    82,700  Varco International, Inc.*.......     1,912,438
                                               ------------
                                                  2,396,238
                                               ------------
            OIL REFINING & MARKETING -- 0.7%
    34,400  Getty Petroleum Corp.............       559,000
    30,600  Giant Industries, Inc............       428,400
    86,000  Quaker State Corp................     1,214,750
    67,400  Tesoro Petroleum Corp.*..........       943,600
    21,600  Tokheim Corp.*...................       175,500
    21,900  World Fuel Services Corp.........       487,275
                                               ------------
                                                  3,808,525
                                               ------------
            OIL & GAS -- DRILLING -- 0.3%
   152,700  Parker Drilling Co.*.............     1,469,738
    80,220  Zapata Corp.*....................       340,935
                                               ------------
                                                  1,810,673
                                               ------------
            OIL -- FIELD SERVICES -- 0.6%
    63,000  Oceaneering International,
            Inc.*............................     1,000,125
    39,500  RPC Energy Services, Inc.*.......       592,500
    25,600  Seitel, Inc.*....................     1,024,000
    56,800  Unit Corp.*......................       560,900
                                               ------------
                                                  3,177,525
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            OIL -- PRODUCTION/PIPELINE -- 0.5%
    79,900  Aquila Gas Pipeline Corp.........  $  1,268,413
    91,300  Kaneb Services, Inc.*............       296,725
    70,000  Western Gas Resources, Inc.......     1,347,500
                                               ------------
                                                  2,912,638
                                               ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 3.0%
    59,400  Berry Petroleum Co., Class A.....       853,875
    61,900  Cabot Oil & Gas Corp., Class A...     1,060,037
    50,000  Cross Timers Oil Co..............     1,256,250
    49,000  Goodrich Petroleum Corp.*........        33,687
    29,500  HS Resources, Inc.*..............       486,750
    31,200  KCS Energy, Inc..................     1,115,400
    75,600  Louis Dreyfus Natural Gas*.......     1,294,650
   173,600  Mesa, Inc.*......................       911,400
    86,000  Newfield Exploration Co.*........     2,236,000
    32,000  Nuevo Energy Co.*................     1,664,000
    85,100  Snyder Oil Corp..................     1,478,613
    32,100  Stone Energy Corp.*..............       958,988
    33,960  Swift Energy Co.*................     1,014,555
    51,900  Vintage Petroleum, Inc...........     1,790,550
    73,700  Wainoco Oil Corp.*...............       230,313
    25,440  Wilshire Oil Co. of Texas........       133,560
    24,300  Wiser Oil Co.....................       479,925
                                               ------------
                                                 16,998,553
                                               ------------
            OIL -- U.S. INTEGRATED -- 0.1%
    13,300  Howell Corp......................       196,175
    25,700  USX-Delhi Group..................       407,988
                                               ------------
                                                    604,163
                                               ------------
            PAPER & RELATED PRODUCTS -- 0.4%
    31,500  Paragon Trade Brands, Inc.*......       945,000
    36,300  Pope & Talbot, Inc...............       576,263
    28,600  Republic Gypsum Co...............       446,875
                                               ------------
                                                  1,968,138
                                               ------------
            PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.1%
    37,700  CPI Corp.........................       631,475
                                               ------------
            POLLUTION CONTROL -- 1.6%
   108,100  Allwaste, Inc.*..................       554,012
    81,000  American Waste Services, Inc.,
            Class A*.........................       192,375
   109,900  Calgon Carbon Corp...............     1,346,275
    61,300  Dames & Moore, Inc...............       896,512
    18,000  Environmental Elements Co.*......        42,750
    57,600  ICF Kaiser International,
            Inc.*............................       115,200
    32,000  Imco Recycling, Inc..............       468,000
    24,275  International Technology
            Corp.*...........................       206,338
    26,300  Ionics, Inc.*....................     1,262,400
    18,300  Kimmins Environmental Service
            Corp.*...........................        61,763
    47,100  Lydall, Inc.*....................     1,059,750
    69,600  Mid-American Waste*..............        28,275
    72,600  OHM Corp.*.......................       617,100
    34,700  Osmonics, Inc.*..................       763,400
   164,100  Rollins Environmental Service*...       287,175

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            POLLUTION CONTROL (CONTINUED)
    19,300  TRC Cos., Inc.*..................  $     86,850
    44,700  Wahlco Environmental Systems*....        16,763
    33,500  Zurn Industries, Inc.............       875,187
                                               ------------
                                                  8,880,125
                                               ------------
            PRECIOUS METALS -- JEWELRY -- 0.1%
    19,000  Artra Group, Inc.*...............       121,125
    38,100  Handy & Harman...................       666,750
                                               ------------
                                                    787,875
                                               ------------
            PRINTING -- COMMERCIAL -- 0.1%
    51,800  American Banknote Corp.*.........       239,575
                                               ------------
            PROTECTION -- SAFETY -- 0.7%
    63,200  Borg-Warner Security Corp.*......       679,400
    69,000  Checkpoint Systems, Inc.*........     1,707,750
    52,700  Wackenhut Corrections Corp.*.....     1,054,000
    32,725  Wackenhut Corp., Class A.........       564,506
                                               ------------
                                                  4,005,656
                                               ------------
            PUBLISHING -- BOOKS -- 0.3%
    44,600  Nelson (Thomas), Inc.............       663,425
    37,100  Wiley (John) & Sons, Class A.....     1,196,475
                                               ------------
                                                  1,859,900
                                               ------------
            PUBLISHING -- NEWSPAPERS -- 0.7%
    70,600  Harte-Hanks Communication,
            Inc..............................     1,959,150
    47,233  Pulitzer Publishing Co...........     2,190,430
                                               ------------
                                                  4,149,580
                                               ------------
            PUBLISHING -- PERIODICALS -- 0.2%
   114,100  American Media, Inc., Class A*...       670,338
    54,200  Playboy Enterprises, Inc.*.......       528,450
                                               ------------
                                                  1,198,788
                                               ------------
            REAL ESTATE OPERATIONS -- 0.2%
    23,900  Grubb & Ellis Co.*...............       107,550
    45,300  Webb (Del) Corp..................       741,788
                                               ------------
                                                    849,338
                                               ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.2%
    45,000  Discount Auto Parts, Inc.*.......     1,051,875
    29,100  Hi-Lo Automotive, Inc.*..........        72,750
                                               ------------
                                                  1,124,625
                                               ------------
            RETAIL -- APPAREL/SHOES -- 0.9%
    62,700  Ann Taylor Stores Corp.*.........     1,097,250
   110,400  Burlington Coat Factory Warehouse
            Corp.*...........................     1,435,200
   133,300  CML Group........................       449,888
    35,600  Cole (Kenneth) Productions, Inc.,
            Class A*.........................       551,800
    24,100  Frederick's of Hollywood, Inc.,
            Class B..........................        99,412
    28,300  Gottschalks, Inc.*...............       148,575
    89,400  Hartmarx Corp.*..................       502,875

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            RETAIL -- APPAREL/SHOES (CONTINUED)
    71,800  Starter Corp.*...................  $    412,850
    47,900  Syms Corp.*......................       407,150
                                               ------------
                                                  5,105,000
                                               ------------
            RETAIL -- CATALOG -- 0.0%
    14,800  Luria (L.) & Son, Inc.*..........        38,850
                                               ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.2%
    91,000  Handleman Co.....................       773,500
    30,000  Intertan, Inc.*..................       146,250
    24,400  Rex Stores Corp.*................       198,250
                                               ------------
                                                  1,118,000
                                               ------------
            RETAIL -- DISCOUNT -- 1.2%
    13,500  Alexander's, Inc.*...............     1,068,187
    29,900  Bradlees, Inc.*..................        26,162
    45,900  Caldor Corp.*....................        51,638
    73,900  Duty Free International, Inc.....     1,071,550
    35,000  Hills Stores Co.*................       210,000
    66,800  Mac Frugal's Bargains -- Close-
            Outs, Inc.*......................     1,745,150
    87,000  Shopko Stores, Inc...............     1,305,000
    54,700  Smart & Final, Inc...............     1,182,888
    47,100  Venture Stores, Inc.*............       141,300
                                               ------------
                                                  6,801,875
                                               ------------
            RETAIL -- HOME FURNISHINGS -- 0.9%
   101,400  Bombay Co., Inc.*................       468,975
    39,000  Ethan Allen Interiors, Inc.......     1,501,500
    80,200  Levitz Furniture, Inc.*..........       250,625
    99,040  Pier One Imports, Inc............     1,745,580
    25,200  Rhodes, Inc.*....................       195,300
    29,600  Syratech Corp.*..................       932,400
                                               ------------
                                                  5,094,380
                                               ------------
            RETAIL -- JEWELRY -- 0.3%
   118,800  Claire's Stores, Inc.............     1,544,400
                                               ------------
            RETAIL -- MAIL ORDER -- 0.3%
    43,100  National Media Corp.*............       301,700
    18,250  Sport Supply Group, Inc..........       100,375
    40,400  Stanhome, Inc....................     1,070,600
                                               ------------
                                                  1,472,675
                                               ------------
            RETAIL -- MISCELLANEOUS/DIVERSIFIED -- 1.9%
    77,200  AmeriCredit Corp.*...............     1,582,600
    78,000  Cash America Intl., Inc..........       663,000
    28,300  Cole National Corp., Class A*....       742,875
    50,000  Fabri-Centers of America, Inc.,
            Class A*.........................       806,250
   126,800  Furniture Brands
            International*...................     1,775,200
    63,125  General Host Corp................       165,703
    58,500  Hancock Fabrics, Inc.............       606,937
    67,500  Jenny Craig, Inc.*...............       599,063
    14,600  Martin Lawrence Limited Editions,
            Inc.*............................           146

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            RETAIL -- MISCELLANEOUS/DIVERSIFIED (CONTINUED)
    93,000  Musicland Stores Corp.*..........  $    139,500
    58,550  Russ Berrie & Co., Inc...........     1,053,900
    53,700  Sports & Recreation Inc.*........       416,175
    32,800  Tandycrafts, Inc.*...............       196,800
    79,050  The Sports Authority, Inc.*......     1,719,338
                                               ------------
                                                 10,467,487
                                               ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.2%
    44,500  Carson Pirie Scott & Co.*........     1,123,625
                                               ------------
            RETAIL -- RESTAURANTS -- 1.2%
    22,300  Chart House Enterprises, Inc.*...       111,500
    48,600  CKE Restaurants, Inc.............     1,749,600
    19,400  Cooker Restaurant Corp...........       225,525
   105,500  Foodmaker, Inc.*.................       936,313
    50,500  Luby's Cafeteria, Inc............     1,003,687
    17,300  Morton's Restaurant Group,
            Inc.*............................       291,937
    28,300  Piccadilly Cafeterias, Inc.......       261,775
    53,300  Sbarro, Inc......................     1,359,150
    75,100  Sizzler International, Inc.*.....       215,913
    15,300  Spaghetti Warehouse, Inc.*.......        80,325
    68,500  TCBY Enterprises, Inc............       274,000
    33,775  UNO Restaurant Corp.*............       223,759
    15,500  Volunteer Capital Corp.*.........       127,875
                                               ------------
                                                  6,861,359
                                               ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
    86,100  Value City Department Stores,
            Inc.*............................       904,050
                                               ------------
            RETAIL -- SUPERMARKET -- 0.1%
    41,483  Carr-Gottstein Foods Co.*........       155,561
    29,300  Penn Traffic Co.*................       106,213
                                               ------------
                                                    261,774
                                               ------------
            RUBBER & PLASTICS -- 0.1%
    24,000  Furon Co.........................       510,000
    36,100  Lamson & Sessions Co.*...........       261,725
                                               ------------
                                                    771,725
                                               ------------
            SCHOOLS -- 0.6%
    27,100  Berlitz International, Inc.*.....       562,325
    68,400  ITT Educational Services,
            Inc.*............................     1,581,750
    86,800  National Education Corp.*........     1,323,700
                                               ------------
                                                  3,467,775
                                               ------------
            SHOES & RELATED APPAREL -- 1.1%
    25,175  Barry (R.G.) Corp.*..............       276,925
    48,700  Brown Group, Inc.................       894,863
    45,300  Converse, Inc.*..................       770,100
    11,900  Fuqua Enterprises, Inc.*.........       288,575
    66,200  Genesco, Inc.*...................       612,350
    62,200  L.A. Gear, Inc.*.................       116,625
    29,900  Timberland Co., Class A*.........     1,136,200
    61,987  Wolverine World Wide, Inc........     1,797,623
                                               ------------
                                                  5,893,261
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            SOAP & CLEANING -- 0.5%
    53,100  Church & Dwight Co., Inc.........  $  1,214,663
    21,600  NCH Corp.........................     1,301,400
                                               ------------
                                                  2,516,063
                                               ------------
            STEEL -- PIPES & TUBES -- 0.2%
    37,500  NS Group, Inc.*..................       168,750
    36,700  Quanex Corp......................     1,004,663
                                               ------------
                                                  1,173,413
                                               ------------
            STEEL -- PRODUCERS -- 1.1%
   247,700  Armco, Inc.*.....................     1,021,763
    77,600  Birmingham Steel Corp............     1,474,400
    77,900  Chaparral Steel Co...............       944,537
    19,500  Cold Metal Products, Inc.*.......       119,438
    41,400  Geneva Steel Co., Class A*.......       124,200
    58,800  Rouge Steel Co...................     1,242,150
   113,700  Weirton Steel Corp.*.............       397,950
    68,600  WHX Corp.*.......................       608,825
                                               ------------
                                                  5,933,263
                                               ------------
            STEEL -- SPECIALTY -- 1.1%
    39,900  Carpenter Technology.............     1,461,337
    83,900  J & L Specialty Steel, Inc.......       954,363
    40,100  Lukens, Inc......................       807,013
    41,500  Material Sciences Corp.*.........       747,000
    52,600  Oregon Steel Mills, Inc..........       881,050
    41,730  RMI Titanium Co.*................     1,173,656
                                               ------------
                                                  6,024,419
                                               ------------
            TELECOMMUNICATION EQUIPMENT -- 0.6%
    56,000  General Datacomm Industries,
            Inc.*............................       588,000
    20,685  Intellicall, Inc.*...............       118,939
    56,100  Network Equipment Technologies,
            Inc.*............................       925,650
    23,100  Plantronics, Inc.*...............     1,039,500
    17,800  Tech-Sym Corp.*..................       529,550
    37,900  Titan Corp.*.....................       127,912
                                               ------------
                                                  3,329,551
                                               ------------
            TEXTILE -- APPAREL -- 1.3%
    55,300  Authentic Fitness Corp...........       663,600
    71,400  Chaus (Bernard), Inc.*...........       116,025
    26,500  Chic by H.I.S., Inc.*............       125,875
    66,500  Delta Woodside Industries,
            Inc..............................       423,937
    27,600  Farah, Inc.*.....................       213,900
    17,600  He-Ro Group, Ltd.*...............        12,100
    57,650  Kellwood Co......................     1,153,000
     5,400  Munsingwear, Inc.*...............        48,600
    18,600  Oneita Industries, Inc.*.........        32,550
    23,900  Oxford Industries, Inc...........       573,600
    73,300  Phillips Van Heusen..............     1,053,688
    40,900  Salant Corp.*....................       132,925
    31,000  Signal Apparel Co., Inc.*........        93,000
    41,600  St. John Knits, Inc..............     1,809,600
    81,000  Tultex Corp.*....................       567,000
    39,200  Worldtex, Inc.*..................       347,900
                                               ------------
                                                  7,367,300
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            TEXTILE -- HOME FURNISHINGS -- 0.2%
    21,700  Crown Crafts, Inc................  $    217,000
    24,300  Fieldcrest Cannon, Inc.*.........       388,800
    28,900  Pillowtex Corp...................       520,200
                                               ------------
                                                  1,126,000
                                               ------------
            TEXTILE -- PRODUCTS -- 0.9%
    19,400  Belding Heminway Co., Inc.*......        46,075
   174,500  Collins & Aikman Corp.*..........     1,090,625
    74,300  Cone Mills Corp.*................       585,113
    38,500  Dyersburg Corp...................       269,500
    31,900  Galey & Lord, Inc.*..............       474,512
    38,300  Guilford Mills, Inc..............     1,019,737
    28,625  Johnston Industries, Inc.........       207,531
    76,500  Polymer Group Inc.*..............     1,061,438
    23,500  Texfi Industries, Inc.*..........        55,813
                                               ------------
                                                  4,810,344
                                               ------------
            TOBACCO -- 0.8%
    50,300  Brooke Group, Ltd................       251,500
    12,000  Culbro Corp.*....................       778,500
    89,900  Dimon, Inc.......................     2,078,937
    34,200  Schweitzer-Mauduit
            International....................     1,081,575
    25,234  Standard Commercial Corp.........       510,988
                                               ------------
                                                  4,701,500
                                               ------------
            TOOLS -- HAND HELD -- 0.3%
    19,200  Starrett (L.S.) Co., Class A.....       544,800
    33,400  Toro Co..........................     1,219,100
                                               ------------
                                                  1,763,900
                                               ------------
            TOYS/GAME/HOBBY -- 0.3%
    27,400  Galoob (Lewis) Toys, Inc.*.......       383,600
    94,400  Tyco Toys, Inc.*.................     1,109,200
                                               ------------
                                                  1,492,800
                                               ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.4%
    57,300  Airborne Freight Corp............     1,339,387
    51,200  Pittston Burlington Group........     1,024,000
                                               ------------
                                                  2,363,387
                                               ------------
            TRANSPORTATION -- AIRLINE -- 0.2%
    36,900  Alaska Airgroup, Inc.*...........       774,900
    41,400  Worldcorp, Inc.*.................       181,125
                                               ------------
                                                    956,025
                                               ------------
            TRANSPORTATION -- EQUIPMENT & LEASING -- 0.3%
    96,000  Fruehauf Trailer Corp.*..........        11,520
    38,300  Greenbrier Cos., Inc.............       397,362
   102,300  Westinghouse Air Brake Co........     1,291,537
                                               ------------
                                                  1,700,419
                                               ------------
            TRANSPORTATION -- SHIPPING -- 0.7%
    17,950  International Shipholding
            Corp.............................       332,075
    31,800  Maritrans, Inc...................       194,775
    84,400  OMI Corp.*.......................       738,500
    30,000  Sea Containers, Ltd., Class B....       468,750
    47,200  Teekay Shipping Corp.............     1,545,800
    47,400  Todd Shipyards Corp.*............       308,100
                                               ------------
                                                  3,588,000
                                               ------------

                                  Continued

THE KENT                            SMALL COMPANY GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            TRANSPORTATION -- TRUCKING -- 0.0%
    23,900  Matlack Systems, Inc.*...........  $    164,312
                                               ------------
            UTILITIES -- ELECTRIC POWER -- 2.5%
    19,800  Bangor Hydro-Electric Co.........       183,150
    39,200  Black Hills Corp.................     1,102,500
    44,100  Central Hudson Gas & Electric
            Corp.............................     1,383,638
    88,200  Central Maine Power Co...........     1,025,325
    31,500  Central Vermont Public Service
            Corp.............................       378,000
    32,500  CILCORP, Inc.....................     1,190,313
    54,000  Commonwealth Energy System.......     1,269,000
    41,400  Empire District Electric Co......       776,250
    13,100  Green Mountain Power Corp........       312,763
    26,000  Interstate Power Co..............       754,000
    24,200  Northwestern Public Service
            Co...............................       828,850
    37,100  Orange & Rockland Utilities......     1,330,962
    21,000  St. Joseph Light & Power Co......       322,875
    29,700  TNP Enterprises, Inc.............       813,037
    81,320  Tucson Electric Power Co.*.......     1,351,945
    32,700  United Illuminating Co...........     1,025,962
                                               ------------
                                                 14,048,570
                                               ------------
            UTILITIES -- GAS DISTRIBUTION -- 3.1%
    43,250  Atmos Energy Corp................     1,032,594
    36,400  Bay State Gas Co.................     1,028,300
    24,850  Cascade Natural Gas Corp.........       422,450
    10,100  Chesapeake Utilities Corp........       170,438
    24,200  Connecticut Energy Corp..........       514,250
    27,000  Connecticut Natural Gas Corp.....       688,500
    29,500  Energen Corp.....................       892,375
     8,700  Energynorth, Inc.................       189,225
    57,100  Indiana Energy, Inc..............     1,391,812
    47,500  Laclede Gas Co...................     1,145,937
    44,900  New Jersey Resources Corp........     1,313,325
    17,700  North Carolina Natural Gas.......       511,087
    24,800  NUI Corp.                               561,100
    14,500  Pennsylvania Enterprises, Inc....       636,187
    51,100  Public Service Co. of North
            Carolina.........................       932,575
    29,100  South Jersey Industries, Inc.....       709,313
    46,305  Southern Union Co.*..............     1,018,710
    66,500  Southwest Gas Corp...............     1,280,125
    67,000  Southwestern Energy Co...........     1,013,375
    65,600  Washington Energy Co.............     1,353,000
    28,300  Yankee Energy System, Inc........       604,912
                                               ------------
                                                 17,409,590
                                               ------------
            UTILITIES -- WATER SUPPLY -- 0.8%
    18,600  Aquarion Co......................       518,475
    16,900  California Water Service Co......       709,800
    20,400  E'town Corp......................       645,150
    49,650  Philadelphia Suburban Corp.......       986,794
    21,200  Southern California Water........       461,100
    86,200  United Water Resources, Inc......     1,336,100
                                               ------------
                                                  4,657,419
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            WIRE & CABLE PRODUCTS -- 0.3%
    17,800  Barnes Group, Inc................  $  1,068,000
    22,800  Insteel Industries, Inc..........       202,350
    24,680  Keystone Consolidated
            Industries*......................       203,610
    14,500  National-Standard Co.*...........       108,750
                                               ------------
                                                  1,582,710
                                               ------------
            TOTAL COMMON STOCKS..............   553,106,743
                                               ------------
            (Cost $446,652,911)

 PRINCIPAL
  AMOUNT
-----------
                         U.S. GOVERNMENT OBLIGATION -- 0.2%
 $1,135,000  U.S. Treasury Bill,
             5.08%**, 6/26/97 (b)............  $  1,106,648
                                               ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATION......................     1,106,648
                                               ------------
             (Cost $1,107,478)
                                   COMMERCIAL PAPER -- 0.8%
             FINANCE -- 0.8%
  4,137,213  Ford Motor Credit, 6.00%,
             1/2/97..........................     4,137,213
                                               ------------
             TOTAL COMMERCIAL PAPER..........     4,137,213
             (Cost $4,137,213)

TOTAL INVESTMENTS............................   558,350,604
(Cost $451,897,602)(a) -- 100.0%
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%........................       165,992
                                               ------------
NET ASSETS -- 100.00%........................  $558,516,596
                                               =============

---------------
Percentages indicated are based on net assets of $558,516,596.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $74,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................  $144,148,085
Unrealized depreciation....................
                                              (37,769,083)
                                             ------------
Net unrealized appreciation................
                                             $106,379,002
                                             =============

(b) Security has been deposited as initial margin on open futures contract.

(c) Name change to Applied Industrial Technology, Inc. effective 1/2/97.

 * Non-income producing securities.
** Annualized yield at time of purchase.

At December 31, 1996, the Fund's open future contracts were as follows:

  # OF              OPENING           CURRENT         MARKET
CONTRACTS        CONTRACT TYPE        POSITION        VALUE
---------     -------------------    ----------     ----------
    20        Russell 2000 Index,    $3,585,200     $3,627,500
                    3/21/97

                       See Notes to Financial Statements.

THE KENT                         INTERNATIONAL GROWTH FUND
FUNDS                            PORTFOLIO OF INVESTMENTS
                                 DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS -- 96.2%
            AUSTRALIA -- 2.5%
    38,993  Amcor Ltd........................  $    250,550
    18,100  Australian Gas Light Co., Ltd....       102,932
    10,658  Australian National Industries
            Ltd..............................        10,581
    72,270  Boral Ltd........................       205,495
    13,819  Brambles Industries Ltd..........       269,456
   137,916  Broken Hill Proprietary Co.,
            Ltd..............................     1,962,965
    16,999  Burns, Philp & Co., Ltd..........        30,243
    31,309  Coca-Cola Amatil Ltd.............       334,466
    67,737  Coles Myer Ltd...................       278,686
    21,036  CRA Ltd..........................       329,982
    31,100  Crown Ltd.*......................        64,964
    61,118  CSR Ltd..........................       213,590
     6,153  Email Ltd........................        19,890
     7,100  Faulding (F.H.) & Co., Ltd.......        47,990
   122,736  Foster's Brewing Group Ltd.......       248,583
    45,016  General Property Trust Units.....        87,598
    37,200  Gio Australia Holdings Ltd.......        95,139
    78,403  Goodman Fielder Ltd..............        97,144
    15,900  Great Central Mines Ltd..........        45,211
    24,600  Hardie (James) Industries Ltd....        77,373
    18,470  ICI Australia Ltd................       200,244
    16,200  Leighton Holdings Ltd............        69,481
    15,184  Lend Lease Corp., Ltd............       294,263
   102,215  M.I.M. Holdings Ltd..............       142,885
    98,214  National Australia Bank Ltd......     1,154,503
    15,077  Newcrest Mining Ltd..............        59,875
   135,619  News Corp., Ltd..................       715,234
    95,800  Normandy Mining Ltd..............       132,396
    44,461  North Ltd........................       129,953
    63,900  Pacific Dunlop Ltd...............       162,409
    55,488  Pioneer International Ltd........       165,269
    11,700  Plutonic Resources Ltd...........        54,363
    17,750  QBE Insurance Group Ltd..........        93,470
    40,855  QCT Resources Ltd................        55,164
    13,239  RGC Ltd..........................        58,780
     8,400  Rothmans Holdings Ltd............        54,041
    33,592  Santos Ltd.......................       136,071
    11,644  Smith (Howard) Ltd...............        95,720
    37,032  Southcorp Holdings Ltd...........       117,651
     2,000  Stockland Trust Group............         5,163
    34,300  Sydney Harbour Casino Holdings
            Ltd.*............................        52,851
    18,800  TABCORP Holdings Ltd.............        89,592
    70,086  Westfield Trust Units............       132,485
   128,412  Westpac Banking Corp., Ltd.......       730,262
    76,193  WMC Ltd..........................       479,897
                                               ------------
                                                 10,154,860
                                               ------------
            AUSTRIA -- 1.6%
    18,750  Bank Austria AG..................     1,383,823
       100  Bank Austria AG, Participating
            Certificates.....................         3,229
     3,400  Boehler-Uddeholm AG..............       243,092
     9,320  Creditanstalt-Bankverein.........       630,245

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            AUSTRIA (CONTINUED)
     2,280  EA-Generali AG...................   $   673,091
     6,500  Flughafen Wien AG................       331,010
       500  Oesterreichische
            Brau-Beteiligungs AG.............        33,904
    10,069  Oesterreichische
            Elektrizitaetswirtschafts AG --
            Class A..........................       752,885
     8,740  OMV AG...........................       984,501
        75  Radex-Heraklith
            Industriebeteiligungs AG.........         2,373
       100  Steyr-Daimler-Puch AG*...........         1,596
     4,900  VA Technologie AG................       768,257
     2,133  Wienerberger Baustoffindustrie
            AG...............................       413,237
                                               ------------
                                                  6,221,243
                                               ------------
            BELGIUM -- 0.8%
     1,625  Cimenteries CBR Cementbedrijven..       147,590
     3,400  Delhaize-Le Lion SA..............       201,766
     3,100  Electrabel SA....................       732,925
     2,000  Fortis AG........................       320,484
       683  Generale de Banque SA............       244,585
     1,300  Groupe Bruxelles Lambert SA......       167,184
       652  Kredietbank NV...................       213,471
     1,097  PetroFina SA.....................       348,808
       850  Royale Belge.....................       175,274
       450  Solvay SA........................       275,189
       568  Tractebel........................       264,201
     1,422  Union Miniere Group*.............        96,248
                                               ------------
                                                  3,187,725
                                               ------------
            DENMARK -- 2.2%
        28  Aarhus Oliefabrik AS -- Class
            A................................         1,448
         9  Aarhus Oliefabrik AS -- Class
            B................................           467
     6,360  Carlsberg AS -- Class A..........       429,110
     5,205  Carlsberg AS -- Class B..........       351,182
    10,095  Danisco AS.......................       612,658
    10,147  Den Danske Bank..................       817,071
        39  D/S 1912 -- Class B..............     1,001,626
        29  D/S Svendborg AS -- Class B......     1,086,472
     1,643  FLS Industries AS -- Class B.....       210,287
        42  GN Store Nord AS.................         4,094
     2,190  ISS International Service System
            AS, Series B.....................        57,545
     1,185  Korn-OG Foderstof Kompagniet AS..        47,989
       134  Lauritzen (J.) Holding AS --
            Class B*.........................        15,674
       111  NKT Holding AS...................         6,586
     7,423  Novo Nordisk AS -- Class B.......     1,396,789
     6,974  Ostasiatiske Kompagni AS*........       151,328
        84  Radiometer AS -- Class B.........         4,984
       320  SAS Danmark AS...................         3,960
       327  Sophus Berendsen AS -- Class A...        42,130
     3,506  Sophus Berendsen AS -- Class B...       450,515

                                  Continued

THE KENT                       INTERNATIONAL GROWTH FUND
FUNDS                          PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            DENMARK (CONTINUED)
       556  Superfos AS......................  $     70,220
    26,100  Tele Danmark AS -- Class B.......     1,437,978
     9,693  Unidanmark AS -- Class A.........       501,172
                                               ------------
                                                  8,701,285
                                               ------------
            FINLAND -- 0.4%
       800  Amer Group Ltd...................        16,490
     1,300  Cultor OY, Series 2..............        66,847
     1,500  Instrumentarium Group, Series
            B................................        54,350
       500  Kone Corp. -- Class B............        55,109
    14,606  Merita Ltd. -- Class A*..........        45,317
     4,100  Metra OY -- Class B..............       229,507
    11,600  Nokia AB -- Class A..............       671,485
       800  Pohjola Insurance Group, Series
            B................................        17,965
       750  Stockmann AB -- Class B..........        44,749
    14,560  UPM-Kymmene Corp.*...............       304,846
                                               ------------
                                                  1,506,665
                                               ------------
            FRANCE -- 8.2%
     2,550  Accor SA.........................       322,261
    14,537  Alcatel Alsthom..................     1,165,480
    17,400  AXA SA...........................     1,104,499
    16,500  Banque Nationale de Paris........       637,309
     1,466  Bouygues.........................       151,711
     1,900  Canal Plus.......................       418,833
     3,480  Carrefour SA.....................     2,259,872
       498  Chargeurs International SA*......        24,619
       500  Club Mediterranee SA.............        32,392
     1,972  Compagnie Bancaire SA............       232,904
     7,733  Compagnie de Saint Gobain........     1,091,808
    13,017  Compagnie de Suez SA.............       552,355
     9,864  Compagnie Financiere de
            Paribas -- Class A...............       665,792
        50  Compagnie Generale de Geophysique
            SA*..............................         3,462
    11,018  Compagnie Generale des Eaux......     1,362,749
       320  Comptoirs Modernes...............       172,350
       500  CPR (Compagnie Parisenne de
            Reescompte)......................        39,798
       816  Credit National..................        46,900
     1,050  Dollfus-Mieg & Cie...............        25,408
    24,567  Elf Aquitane SA..................     2,231,887
     2,000  Eridania Beghin-Say SA...........       321,232
       500  Essilor International............       151,479
     4,000  Etablissements Economiques du
            Casino Guichard-Perrachon........       185,891
     1,050  Finextel.........................        16,198
     6,521  Groupe Danone....................       906,890
       525  Groupe Saint Louis...............       130,474
       200  GTM ENTREPOSE SA.................         9,233
     5,075  Havas SA.........................       355,336
     1,195  Imetal SA........................       176,075
     7,421  Lafarge SA.......................       444,369
     5,400  Lagardere SCA....................       147,913
     6,473  L'Air Liquide....................     1,008,539
     2,200  Legrand SA.......................       374,091
     6,009  L'OREAL..........................     2,258,546

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            FRANCE (CONTINUED)
     7,820  LVMH (Moet Hennessy Louis
            Vuitton).........................  $  2,179,602
     5,833  Lyonnaise des Eaux SA............       541,815
     9,200  Michelin -- Class B Registered...       495,682
     3,050  Moulinex*........................        70,108
     1,350  Nord-Est SA......................        33,525
       498  Pathe SA*........................       119,741
     3,500  Pernod Ricard....................       193,220
     1,748  Pinault-Printemps-Redoute SA.....       691,973
     1,300  Primagaz Cie.....................       152,787
     1,450  Promodes.........................       408,609
     3,962  PSA Peugeot......................       445,071
    29,600  Rhone-Poulenc -- Class A.........     1,007,214
       200  Sagem SA.........................       120,414
     9,323  Sanofi SA........................       925,353
    10,700  Schneider SA.....................       493,760
     2,600  SEFIMEG..........................       188,046
     3,200  SEITA............................       133,571
     1,600  Sidel SA.........................       109,873
       918  Simco SA.........................        79,991
     2,200  Societe BIC SA...................       329,234
       192  Societe Eurafrance SA............        82,802
     8,189  Societe Generale.................       883,682
       510  Sodexho SA.......................       283,511
     9,425  Thomson CSF......................       305,118
    21,800  Total SA -- Class B..............     1,769,584
       800  Unibail..........................        79,404
    27,600  Union des Assurances de Paris....       687,513
       572  Union Immobiliere de France......        46,596
    19,300  Usinor Sacilor...................       280,289
     5,538  Valeo SA.........................       340,883
                                               ------------
                                                 32,507,626
                                               ------------
            GERMANY -- 9.8%
     4,100  Adidas AG........................       353,836
     2,040  AGIV AG*.........................        29,784
     2,060  Allianz AG Holding...............     3,702,658
       178  AMB Aachener & Muenchener
            Beteiligungs AG, Bearer..........       115,501
       366  AMB Aachener & Muenchener
            Beteiligungs AG, Registered......       261,240
    55,480  BASF AG..........................     2,124,003
    64,140  Bayer AG.........................     2,599,130
    23,320  Bayerische Hypotheken-und
            Weschel-Bank AG..................       702,123
    23,980  Bayerische Vereinsbank AG........       970,958
     7,860  Beiersdorf AG, Series ABC........       389,147
     2,970  Bilfinger & Berger Bau AG........       110,235
     4,870  Continental AG...................        88,008
    46,770  Daimler-Benz AG*.................     3,201,743
       732  Degussa AG.......................       332,488
    45,460  Deutsche Bank AG.................     2,117,973
    34,680  Deutsche Lufthansa AG............       467,618
   185,000  Deutsche Telekom AG*.............     3,853,394
     1,630  Douglas Holding AG...............        65,576
    40,460  Dresdner Bank AG.................     1,207,676
     2,480  Fag Kugelfischer Georg Schaefer
            AG...............................        33,874

                                  Continued

THE KENT                   INTERNATIONAL GROWTH FUND
FUNDS                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            GERMANY (CONTINUED)
     3,700  Heidelberger Zement AG...........  $    298,188
     4,730  Hochtief AG......................       185,688
       791  Karstadt AG......................       262,793
     3,830  Kloeckner-Humboldt-Deutz AG*.....        18,142
       765  Linde AG.........................       464,130
       761  MAN AG...........................       183,447
     3,280  Mannesmann AG....................     1,409,385
    15,600  Merck KGaA.......................       560,285
     8,239  Metro AG*........................       644,211
       726  Muenchener Rueckversicherungs-
            Gesellschaft AG..................     1,759,519
     1,331  Preussag AG......................       300,555
       796  PWA Papierwerke Waldhof-
            Aschaffenburg AG.................       104,852
    30,650  RWE AG...........................     1,280,805
     5,500  SAP AG...........................       751,245
     6,200  Schering AG......................       522,598
    50,970  Siemens AG.......................     2,362,115
     2,834  Thyssen AG.......................       501,845
    44,390  VEBA AG..........................     2,549,148
     2,312  Viag AG..........................       903,882
     2,493  Volkswagen AG....................     1,031,262
                                               ------------
                                                 38,821,060
                                               ------------
            HONG KONG -- 1.7%
    79,182  Bank of East Asia Ltd............       352,148
    86,000  Cathay Pacific Airways...........       135,643
    74,000  Cheung Kong Holdings Ltd.........       657,725
    61,400  China Light & Power Co., Ltd.....       273,065
    57,800  Hang Seng Bank Ltd...............       702,418
     4,600  Hong Kong Aircraft Engineering
            Co., Ltd.........................        14,154
   320,800  Hong Kong Telecommunications
            Ltd..............................       516,349
   139,375  Hong Kong & China Gas Co., Ltd...       269,380
    20,000  Hong Kong & Shanghai Hotels
            Ltd..............................        37,750
   130,000  Hopewell Holdings Ltd............        84,034
   119,000  Hutchison Whampoa Ltd............       934,616
    34,000  Hysan Development Co., Ltd.......       135,385
    26,000  Johnson Electric Holdings Ltd....        71,933
     7,200  Lai Sun Garment International
            Ltd..............................        11,449
    11,000  Miramar Hotel & Investment
            Ltd..............................        22,043
    59,000  New World Development Co., Ltd...       398,546
       595  Regal Hotels International.......           208
    32,258  Shun Tak Holdings Ltd............        21,478
   130,000  South China Morning Post Holdings
            Ltd.*............................       107,563
    72,100  Sun Hung Kai Properties Ltd......       883,190
    47,000  Swire Pacific Ltd. -- Class A....       448,126
    33,270  Tai Cheung Holdings Ltd..........        31,399


                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
    16,000  Television Broadcasts Ltd........  $     63,917
    71,000  Wharf Holdings Ltd...............       354,312
    17,496  Wing Lung Bank...................       118,751
                                               ------------
                                                  6,645,582
                                               ------------
            ITALY -- 3.5%
    81,563  Assicurazioni Generali...........     1,542,214
   139,600  Banca Commerciale Italiana.......       253,401
    54,694  Banco Ambrosiano Veneto SpA......       131,294
    38,900  Banco Ambrosiano Veneto SpA di
            Risp, (Non-convertible)..........        72,658
    18,400  Banco Popolare di Milano.........        93,180
    15,400  Benetton Group SpA...............       194,361
    11,300  Burgo (Cartiere) SpA.............        52,022
     1,900  Cementir SpA.....................         1,213
   198,000  Credito Italiano SpA.............       216,947
    56,000  Edison SpA.......................       353,568
   723,800  Ente Nazionale Idrocarburi SpA
            (ENI)............................     3,705,875
   249,280  Fiat SpA.........................       752,512
    63,400  Fiat SpA di Risp,
            (Non-convertible)................       110,914
     7,900  Impregilo SpA*...................         6,131
    69,700  Istituto Bancario San Paolo di
            Torino...........................       426,314
    45,500  Istituto Mobiliare Italiano
            SpA..............................       389,017
   303,500  Istituto Nazionale delle
            Assicurazioni....................       394,420
    14,350  Italcementi SpA..................        80,220
       900  Italcementi SpA di Risp, (Non-
            convertible).....................         2,199
    58,500  Italgas SpA......................       243,734
    14,000  La Rinascente SpA................        81,026
    38,500  Magneti Marelli SpA..............        47,729
    42,075  Mediobanca SpA...................       226,494
    11,400  Mondadori (Arnoldo) Editore SpA..        92,595
   348,762  Montedison SpA*..................       237,172
     1,600  Montedison SpA di Risp, (Non-
            convertible)*....................         1,017
   300,800  Olivetti Group SpA*..............       105,839
   100,700  Parmalat Finanziaria SpA.........       153,649
   129,800  Pirelli SpA......................       240,307
    20,900  Pirelli SpA di Risp, (Non-
            convertible).....................        30,721
    29,062  Riunione Adriatica di Sicurta
            SpA..............................       270,455
    10,923  Riunione Adriatica di Sicurta SpA
            di Risp, (Non-convertible).......        57,830
     9,900  Sasib SpA........................        30,927
    19,400  Sirti SpA........................       117,382
    35,600  Snia BPD SpA.....................        36,759
       900  Snia BPD SpA di Risp, (Non-
            convertible).....................           666
    10,800  Societa Assicuratrice Industriale
            (SAI) SpA........................        99,441
   534,160  Telecom Italia Mobile SpA........     1,347,257

                                  Continued

THE KENT                       INTERNATIONAL GROWTH FUND
FUNDS                          PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            ITALY (CONTINUED)
   138,260  Telecom Italia Mobile SpA di
            Risp, (Non-convertible)..........  $    196,865
   525,260  Telecom Italia SpA...............     1,361,081
   138,260  Telecom Italia SpA di Risp, (Non-
            convertible).....................       269,155
                                               ------------
                                                 14,026,561
                                               ------------
            JAPAN -- 32.8%
    10,000  Acom Co., Ltd....................       425,605
     5,400  Advantest Corp...................       252,623
    48,000  Ajinomoto Co., Inc...............       487,981
    12,000  Alps Electric Co.................       130,266
    27,000  Amada Co., Ltd...................       209,356
    22,000  Aoki Corp.*......................        45,679
     5,000  Aoyama Trading Co., Ltd..........       132,679
     3,100  Arabian Oil Co., Ltd.*...........       114,845
   176,000  Asahi Bank Ltd...................     1,561,816
    32,000  Asahi Breweries Ltd..............       330,835
   109,000  Asahi Chemical Industry Co.,
            Ltd..............................       616,042
    88,000  Asahi Glass Co., Ltd.............       826,398
    44,000  Ashikaga Bank Ltd................       211,907
     2,000  Autobacs Seven Co., Ltd..........       141,122
   353,200  Bank of Tokyo -- Mitsubishi......     6,542,431
    85,000  Bank of Yokohama Ltd.............       549,237
    60,000  Bridgestone Corp.................     1,137,245
    14,000  Brother Industries Ltd...........        60,308
    64,000  Canon, Inc.......................     1,411,562
    19,000  Casio Computer Co., Ltd..........       146,670
    58,000  Chiba Bank Ltd...................       394,762
    41,000  Chichibu Onoda Cement Corp.......       174,145
    10,000  Chiyoda Corp.....................        64,702
    17,000  Chugai Pharmaceutical Co.,
            Ltd..............................       142,069
    22,000  Citizen Watch Co., Ltd...........       157,319
    51,000  Cosmo Oil Co., Ltd...............       244,740
     9,000  Credit Saison Co., Ltd...........       200,827
     3,000  CSK Corp.........................        78,573
    19,000  Daicel Chemical Industries
            Ltd..............................        88,886
    42,000  Daido Steel Co., Ltd.............       155,596
    53,000  Daiei, Inc.......................       404,110
     5,000  Daifuku Co., Ltd.................        62,893
    19,000  Daiichi Pharmaceutical Co........       304,471
    18,000  Daikin Industries Ltd............       159,731
    14,000  Daimaru, Inc.....................        74,662
    56,000  Dainippon Ink & Chemicals,
            Inc..............................       206,979
    56,000  Dainippon Printing Co., Ltd......       979,409
     8,000  Dainippon Screen Manufacturing
            Co., Ltd.........................        58,930
     7,000  Daito Trust Construction Co.,
            Ltd..............................        77,798
    38,000  Daiwa House Industry Co., Ltd....       487,809
     7,000  Daiwa Kosho Lease Co., Ltd.......        53,674
   101,000  Daiwa Securities Co., Ltd........       896,269
    27,000  Denki Kagaku Kogyo KK............        66,296
    65,000  Denso Corp.......................     1,562,419
    20,000  Ebara Corp.......................       260,188
    19,650  Eisai Co., Ltd...................       385,991
    17,100  Fanuc Co., Ltd...................       546,575
   219,000  Fuji Bank........................     3,188,679

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
    38,000  Fuji Photo Film Co., Ltd.........  $  1,250,625
    24,000  Fujikura Ltd.....................       191,884
    25,000  Fujita Corp......................        71,724
     8,000  Fujita Kanko, Inc................       148,186
   139,000  Fujitsu Ltd......................     1,293,357
    46,000  Furukawa Electric Co.............       217,576
    38,000  Gunma Bank.......................       330,663
    12,000  Gunze Ltd........................        62,135
    61,000  Hankyu Corp......................       302,188
    13,000  Hankyu Department Stores.........       128,802
    32,000  Haseko Corp.*....................        85,466
    13,000  Higo Bank........................        86,577
     2,000  Hirose Electric..................       115,620
   252,000  Hitachi Ltd......................     2,344,792
    71,000  Hitachi Zosen Corp...............       275,265
    49,000  Hokuriku Bank....................       239,786
    73,000  Honda Motor Co., Ltd.............     2,081,761
     5,000  House Foods Industry.............        80,555
     8,000  Hoya Corp........................       313,604
    17,000  Inax.............................       125,665
   192,000  Industrial Bank of Japan.........     3,324,890
    15,000  Isetan Co........................       193,849
   107,000  Itochu Corp......................       573,395
    12,000  Itoham Foods.....................        74,231
    31,000  ITO-Yokado Co., Ltd..............     1,346,084
   134,000  Japan Airlines*..................       710,002
    78,000  Japan Energy Corp................       211,683
     9,000  JGC Corp.........................        67,382
    66,200  Joyo Bank........................       398,101
    23,000  JUSCO Co.........................       778,754
    72,000  Kajima Corp......................       513,621
    13,000  Kamigumi Co., Ltd................        85,121
     9,000  Kandenko Co., Ltd................        85,293
    26,000  Kanebo Ltd.*.....................        53,537
    18,000  Kaneka Corp......................        91,962
    72,900  Kansai Electric Power Co, Inc....     1,507,366
    45,000  Kao Corp.........................       523,391
   104,000  Kawasaki Heavy Industries........       429,189
    30,000  Kawasaki Kisen Kaisha Ltd.*......        68,235
   246,000  Kawasaki Steel Corp..............       705,764
    36,000  Keihin Electric Express
            Railway..........................       164,694
    10,000  Kikkoman.........................        59,016
    19,000  Kinden Corp......................       240,631
   122,000  Kinki Nippon Railway.............       759,938
    79,000  Kirin Brewery Co., Ltd...........       775,911
     3,000  Kissei Pharmaceutical Co.........        59,447
     9,000  Kokuyo Co., Ltd..................       221,763
    74,000  Komatsu Ltd......................       605,669
     4,000  Komori Corp......................        84,776
    25,000  Konica Corp......................       165,417
    10,000  Koyo Seiko Co., Ltd..............        82,709
   106,000  Kubota Corp......................       510,502
    35,000  Kumagai Gumi Co., Ltd............        86,543
    24,000  Kuraray Co., Ltd.................       221,246
     9,000  Kurita Water Industries..........       181,442
    13,000  Kyocera Corp.....................       808,650
    31,000  Kyowa Hakko Kogyo Co., Ltd.......       236,099

                                  Continued

THE KENT                            INTERNATIONAL GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
    15,000  Lion Corp........................  $     74,309
     5,000  Maeda Road Construction..........        57,724
    11,000  Makita Corp......................       153,528
   113,000  Marubeni Corp....................       484,828
    27,000  Marui Co., Ltd...................       486,172
   159,000  Matsushita Electric Industrial
            Co., Ltd.........................     2,589,041
    15,000  Meiji Milk Products Co., Ltd.....        76,247
    27,000  Meiji Seika......................       139,804
    31,000  Minebea Co., Ltd.................       258,534
   165,000  Mitsubishi Chemical Corp.........       533,083
   118,000  Mitsubishi Corp..................     1,219,953
   162,000  Mitsubishi Electric Corp.........       963,039
    98,000  Mitsubishi Estate Co., Ltd.......     1,004,738
    35,000  Mitsubishi Gas Chemical Co.......       125,743
   255,000  Mitsubishi Heavy Industries
            Ltd..............................     2,021,194
    12,000  Mitsubishi Logistics Corp........       155,079
    85,000  Mitsubishi Material Corp.........       342,724
    32,000  Mitsubishi Oil Co., Ltd..........       191,057
    17,000  Mitsubishi Paper Mills...........        66,348
    44,000  Mitsubishi Rayon Co., Ltd........       162,626
    98,000  Mitsubishi Trust & Banking Co....     1,308,693
    53,000  Mitsui Engineering & Shipbuilding
            Co., Ltd.*.......................       107,762
    61,000  Mitsui Fudosan...................       609,632
    51,000  Mitsui Marine & Fire Insurance
            Co., Ltd.........................       273,740
    26,000  Mitsui Mining & Smelting.........        88,481
    79,000  Mitsui OSK Lines, Ltd.*..........       188,533
    55,000  Mitsui Toatsu Chemicals..........       167,270
    90,000  Mitsui Trust & Banking Co........       701,732
   117,000  Mitsui & Co......................       947,532
    34,000  Mitsukoshi Ltd...................       240,786
     5,000  Mori Seiki.......................        68,924
    17,000  Murata Manufacturing Co., Ltd....       563,884
    20,000  Mycal Corp.......................       289,480
     1,000  Nagase & Co......................         8,279
    57,000  Nagoya Railroad Co...............       218,532
    35,000  Nankai Electric Railway..........       188,464
   117,000  NEC Corp.........................     1,411,217
    77,000  New Oji Paper Co.................       486,267
    24,000  NGK Insulators Ltd...............       227,449
    15,000  NGK Spark Plug Co................       164,125
    32,000  Nichido Fire & Marine Insurance
            Co., Ltd.........................       181,959
    16,000  Nichirei Corp....................        77,608
    17,000  Nihon Cement Co., Ltd............        86,560
    26,000  Nikon Corp.......................       322,564
     6,000  Nippon Comsys Co.................        68,235
    81,000  Nippon Express Co., Ltd..........       554,097
    40,000  Nippon Fire & Marine Insurance...       180,925
    38,000  Nippon Light Metal Co............       155,837
    16,000  Nippon Meat Packers, Inc.........       206,772
    92,000  Nippon Oil Co., Ltd..............       471,612
    71,000  Nippon Paper Industries Co.......       330,318
     1,000  Nippon Sharyo Ltd................         7,151
    22,000  Nippon Sheet Glass Co., Ltd......        77,901
                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
    17,000  Nippon Shinpan Co................  $     95,201
    10,000  Nippon Shokubai KK Co............        74,093
   523,000  Nippon Steel Co..................     1,541,018
    88,000  Nippon Yusen Kabushiki Kaisha....       397,277
    19,000  Nishimatsu Construction..........       165,331
   190,000  Nissan Motor Co., Ltd............     1,100,026
    16,000  Nisshinbo Industries.............       124,339
     9,000  Nissin Food Products.............       191,522
    10,000  Nitto Denko Corp.................       146,463
   267,000  NKK Corp.*.......................       600,388
   148,000  Nomura Securities Co., Ltd.......     2,218,661
     8,000  Noritake Co., Ltd................        66,580
    40,000  NSK Ltd..........................       241,923
    33,000  NTN Corp.........................       179,116
    56,000  Obayashi Corp....................       377,289
    52,000  Odakyu Electric Railway..........       311,364
     7,000  Okuma Corp.*.....................        55,725
    13,000  Okumura Corp.....................        78,849
    18,000  Olympus Optical Co., Ltd.........       170,587
    19,000  Omron Corp.......................       356,854
    12,000  Onward Kashiyama Co., Ltd........       168,519
    24,000  Orient Corp......................       128,819
     4,000  Orix Corp........................       166,107
   191,000  Osaka Gas Co.....................       521,642
     1,100  Oyo Corp.........................        47,670
    18,000  Penta-Ocean Construction Co.,
            Ltd..............................        80,021
    12,000  Pioneer Electronic Corp..........       228,483
     8,000  QP Corp..........................        64,789
     8,000  Rohm Co..........................       523,822
   259,000  Sakura Bank Ltd..................     1,847,609
    13,000  Sankyo Aluminum Industry Co......        51,073
    33,000  Sankyo Co., Ltd..................       932,541
    12,000  Sanwa Shutter Corp...............        89,429
   147,000  Sanyo Electric Co................       607,909
    24,000  Sapporo Breweries................       198,501
    13,000  Sato Kogyo.......................        45,248
     8,000  Secom............................       483,157
     6,700  Sega Enterprises.................       225,123
     8,000  Seino Transportation.............        88,223
    15,000  Seiyu Ltd........................       147,325
    41,000  Sekisui Chemical Co..............       413,285
    53,000  Sekisui House Ltd................       538,813
    27,000  77 Bank..........................       220,987
    85,000  Sharp Corp.......................     1,208,323
     2,000  Shimachu.........................        51,176
    10,000  Shimano, Inc.....................       169,725
    59,000  Shimizu Corp.....................       439,692
    25,000  Shin-Etsu Chemical Co............       454,467
    25,000  Shionogi & Co....................       178,125
    29,000  Shiseido Co., Ltd................       334,798
    60,000  Shizuoka Bank....................       635,823
    74,000  Showa Denko KK*..................       169,587
     5,000  Skylark Co., Ltd.................        76,247
     4,000  SMC Corp.........................       268,459
    23,000  Snow Brand Milk Products.........       129,792
    27,200  Sony Corp........................     1,778,651
   238,000  Sumitomo Bank....................     3,424,313

                                  Continued

THE KENT                            INTERNATIONAL GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
   122,000  Sumitomo Chemical Co.............  $    482,450
    80,000  Sumitomo Corp....................       629,275
    53,000  Sumitomo Electric Industries.....       739,726
    12,000  Sumitomo Forestry Co.............       145,774
    63,000  Sumitomo Heavy Industries,
            Ltd.*............................       191,057
    50,000  Sumitomo Marine & Fire
            Insurance........................       310,158
   238,000  Sumitomo Metal Industries........       584,389
    40,000  Sumitomo Metal Mining Co.........       269,148
    23,000  Sumitomo Osaka Cement Co., Ltd...        75,894
    76,000  Taisei Corp......................       392,866
    25,000  Taisho Pharmaceutical Co.........       588,007
    11,000  Takara Shuzo Co., Ltd............        77,238
     7,000  Takara Standard..................        58,198
    21,000  Takashimaya Co...................       251,486
    66,000  Takeda Chemical Industries.......     1,381,752
    69,000  Teijin Ltd.......................       300,801
    14,000  Teikoko Oil Ltd..................        75,868
    64,000  Tobu Railway Co., Ltd............       312,639
       700  Toho Co..........................       101,318
    37,500  Tohoku Electric Power............       743,086
   153,000  Tokai Bank.......................     1,594,986
   117,000  Tokio Marine & Fire Insurance
            Co...............................     1,098,733
    12,000  Tokyo Broadcasting System........       182,993
    11,000  Tokyo Dome Corp..................       191,436
   102,000  Tokyo Electric Power.............     2,232,101
    10,000  Tokyo Electron Ltd...............       305,850
   213,000  Tokyo Gas Co., Ltd...............       576,221
    11,000  Tokyo Steel Manufacturing........       156,371
     5,000  Tokyo Style Co...................        69,785
    22,000  Tokyotokeiba.....................        71,078
    82,000  Tokyu Corp.......................       464,857
    52,000  Toppan Printing Co., Ltd.........       649,608
   106,000  Toray Industries, Inc............       652,968
    42,000  Tosoh Corp.*.....................       143,655
    16,000  Tostem Corp......................       441,113
    24,000  Toto Ltd.........................       272,939
    14,000  Toyo Seikan Kaisha...............       336,521
    49,000  Toyobo Ltd.......................       146,911
    20,000  Toyoda Automatic Loom Works......       373,912
   286,000  Toyota Motor Corp................     8,205,221
    59,000  Ube Industries Ltd...............       166,727
     3,000  Uni-Charm........................        73,404
    25,000  Unitika Ltd.*....................        53,847
    13,000  Uny Co., Ltd.....................       237,443
     8,000  Wacoal Corp......................        88,223
    14,000  Yamaguchi Bank...................       205,049
    13,000  Yamaha Corp......................       220,643
    91,000  Yamaichi Securities Co., Ltd.....       403,765
    24,000  Yamanouchi Pharmaceutical Co.,
            Ltd..............................       492,117
    26,000  Yamato Transport Co., Ltd........       268,803
                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
    15,000  Yamazaki Baking Co...............  $    239,080
    83,000  Yasuda Trust & Banking...........       351,107
    18,000  Yokogawa Electric Corp...........       155,079
                                               ------------
                                                130,118,290
                                               ------------
            MALAYSIA -- 1.0%
    16,000  AMMB Holdings Berhad.............       134,310
   180,000  Amsteel Corp. Berhad.............       133,993
   130,000  Golden Hope Plantations Berhad...       221,342
    22,500  Highlands & Lowlands Berhad......        37,597
    63,000  Kuala Lumpur Kepong Berhad.......       159,651
    45,500  Malayan Banking Berhad...........       504,453
    92,400  Malaysia Mining Corp. Berhad.....       106,833
    58,000  Multi-Purpose Holdings Berhad....       112,532
    13,500  Perlis Plantations Berhad........        41,962
    22,000  Perusahaan Otomobil Nasional
            Berhad...........................       139,378
    44,000  Resorts World Berhad.............       200,356
    10,300  Rothmans of Pall Mall (Malaysia)
            Berhad...........................       108,077
    51,000  Selangor Properties Berhad.......        55,937
    11,500  Shell Refining Co. (Malaysia)
            Berhad...........................        33,696
    93,040  Sime Darby Berhad................       366,559
    80,000  Telekom Malaysia Berhad..........       712,729
   123,000  Tenega Nasional Berhad...........       589,308
    32,326  United Engineers (Malaysia)
            Berhad...........................       291,836
     7,000  YTL Corp. Berhad.................        37,695
                                               ------------
                                                  3,988,244
                                               ------------
            NETHERLANDS -- 3.3%
    15,871  ABN Amro Holding NV..............     1,031,313
     4,383  Akzo Nobel NV....................       598,003
     1,880  Assurantieconcern Stad Rotterdam
            anno 1720 NV.....................        74,229
    38,430  Elsevier NV......................       648,744
     2,936  Getronics NV.....................        79,606
     2,670  Heineken NV......................       472,029
     1,920  IHC Caland NV....................       109,557
    34,677  ING Groep NV.....................     1,246,958
     3,862  KLM Royal Dutch Air Lines NV.....       108,510
     6,349  Koninklijke Ahold N.V............       396,414
     5,120  Koninklijke KNP BT NV............       111,591
     1,262  Koninklijke Nederlandsche
            Hoogovens en Staalfabrieken NV...        52,531
     1,100  Koninklijke Pakhoed NV...........        34,340
    22,761  Koninklijke Royal PTT Nederland
            NV...............................       867,155
       968  Oce-Van Der Grinten NV...........       104,985
    16,840  Philips Electronics NV...........       681,491
    25,847  Royal Dutch Petroleum Co.........     4,526,154

                                  Continued

THE KENT                       INTERNATIONAL GROWTH FUND
FUNDS                          PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            NETHERLANDS (CONTINUED)
       249  Stork NV.........................  $      8,767
     7,731  Unilever NV CVA..................     1,365,869
     3,179  Wolters Kluwer NV CVA............       421,787
                                               ------------
                                                 12,940,033
                                               ------------
            NEW ZEALAND -- 0.2%
   109,100  Brierley Investments Ltd.........       100,979
    48,581  Carter Holt Harvey Ltd...........       110,181
       400  Ceramco Corp., Ltd...............           382
     5,100  Fisher & Paykel Industries
            Ltd..............................        19,998
    14,111  Fletcher Challenge Building......        43,369
    14,111  Fletcher Challenge Energy........        40,877
    15,481  Fletcher Challenge Forests.......        25,923
    28,222  Fletcher Challenge Paper.........        58,025
     8,200  Lion Nathan Ltd..................        19,640
    56,765  Telecom Corp. of New Zealand
            Ltd..............................       289,569
                                               ------------
                                                    708,943
                                               ------------
            NORWAY -- 1.7%
    10,500  Aker ASA, Series A...............       233,502
    14,100  Bergesen d.y. ASA -- Class A.....       344,475
     1,400  Bergesen d.y. ASA -- Class B.....        33,326
    61,300  Christiania Bank Og
            Kreditkasse......................       193,921
     1,000  Dyno Industrier ASA..............        25,370
    15,650  Hafslund ASA, Series A...........       115,193
    10,326  Hafslund ASA, Series B...........        70,669
     8,950  Kvaerner ASA, Series A...........       435,209
     2,200  Leif Hoegh & Co. ASA.............        46,512
    60,850  Norsk Hydro ASA..................     3,287,706
     3,200  Norske Skogindustrier ASA --
            Class A..........................       106,744
    16,050  Nycomed ASA, Series A*...........       245,072
    10,326  Nycomed ASA, Series B*...........       158,479
    10,500  Orkla ASA, Series A..............       731,750
     8,300  Petroleum Geo-Services ASA*......       323,661
    73,500  Storebrand ASA*..................       425,895
     1,200  Unitor ASA.......................        15,410
                                               ------------
                                                  6,792,894
                                               ------------
            SINGAPORE -- 1.0%
    53,600  City Developments Ltd............       482,807
    11,000  DBS Land Ltd.....................        40,499
    12,750  Development Bank of Singapore
            Ltd..............................       172,270
    12,000  Fraser & Neave Ltd...............       123,533
    29,600  Haw Par Brothers International
            Ltd..............................        67,291
    11,000  Inchcape Berhad..................        38,218
     2,000  Jurong Shipyard Ltd..............        10,080
     6,000  Keppel Corp., Ltd................        46,754
    60,750  NatSteel Ltd.....................       138,106
    59,000  Neptune Orient Lines Ltd.........        51,036
    26,582  Oversea-Chinese Banking Corp.,
            Ltd..............................       330,655
     1,000  Overseas Union Enterprise Ltd....         5,004
     1,100  Shangri-La Hotel Ltd.............         3,759
    91,000  Singapore Airlines Ltd...........       826,197
     6,000  Singapore Press Holdings Ltd.....        56,190

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
    10,320  Singapore Press Holdings Ltd.
            (Foreign)........................  $    203,623
   471,000  Singapore Telecommunications
            Ltd..............................     1,111,152
     7,000  Straits Trading Co., Ltd.........        17,014
     8,000  United Industrial Corp., Ltd.....         6,749
     7,350  United Overseas Bank Ltd.........        81,969
    52,000  United Overseas Land Ltd.........        79,181
                                               ------------
                                                  3,892,087
                                               ------------
            SPAIN -- 2.2%
       300  Acerinox SA......................        43,267
     7,927  Autopistas Concesionaria
            Espanola SA......................       109,086
    17,547  Banco Bilbao Vizcaya SA..........       945,642
     9,271  Banco Central
            Hispanoamericano SA..............       237,700
    12,432  Banco Santander SA...............       794,233
     9,500  Corporacion Bancaria de Espana
            SA...............................       424,332
       675  Corporacion Financiera Alba......        68,084
       800  Corporacion Mapfre...............        48,649
     3,400  Dragados & Construcciones SA.....        52,278
       400  Ebro Agricolas, Compania de
            Alimentacion SA..................         7,027
     1,650  El Aguila SA*....................         7,903
       100  Empresa Nacional de Celulosas
            SA...............................         1,195
    20,570  Empresa Nacional de
            Electricidad SA..................     1,461,209
       700  Ercros SA*.......................           431
       752  Fomento de Construcciones y
            Contratas SA.....................        69,953
     2,856  Gas Natural SDG SA...............       663,088
    73,724  Iberdrola SA.....................     1,042,876
       236  Inmobiliaria Metropolitana Vasco
            Central SA.......................         8,663
       200  Inmobiliaria Urbis SA*...........           800
       820  Portland Valderrivas SA..........        55,097
       500  Prosegur, CIA de Seguridad SA....         4,613
    23,798  Repsol SA........................       911,121
     2,498  Sarrio SA........................         8,219
     1,106  Tabacalera SA, Series A..........        47,531
    74,575  Telefonica de Espana.............     1,728,569
     9,566  Union Electrica Fenosa SA........       102,591
     5,400  Uralita SA.......................        42,137
     2,361  Vallehermoso SA..................        51,095
     1,221  Viscofan Industria Navarra de
            Envolturas Celulosicas SA........        17,835
                                               ------------
                                                  8,955,224
                                               ------------
            SWEDEN -- 1.6%
     3,900  ABB AB, Series A.................       439,805
     2,850  ABB AB, Series B.................       322,231
    28,650  Astra AB, Series A...............     1,414,033
     5,000  Astra AB, Series B...............       240,919
     8,250  Atlas Copco AB, Series A.........       199,362
       500  Atlas Copco AB, Series B.........        12,156
     3,700  Electrolux AB, Series B..........       214,586
       300  Esselte AB, Series B.............         6,634

                                  Continued

THE KENT                       INTERNATIONAL GROWTH FUND
FUNDS                          PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            SWEDEN (CONTINUED)
     4,400  Scancem AB -- Class A............  $    161,101
    12,000  Skandia Forsakrings AB...........       339,190
       100  Skanska AB, Series B.............         4,416
     9,300  SKF AB, Series A.................       213,158
    10,100  SKF AB, Series B.................       238,890
    14,500  Stora Kopparbergs Bergslags
            Aktiebolag, Series A.............       199,619
     3,250  Stora Kopparbergs Bergslags
            Aktiebolag, Series B.............        44,266
     3,800  Svenska Cellusoa AB, Series B....        77,079
     6,300  Svenska Handlesbanken -- Class
            B................................       173,462
    54,600  Telefonaktiebolaget LM Ericsson,
            Series B.........................     1,687,252
     7,960  Trelleborg AB, Series B..........       105,503
    19,000  Volvo AB, Series B...............       418,789
                                               ------------
                                                  6,512,451
                                               ------------
            SWITZERLAND -- 4.5%
       450  ABB AG, Bearer Shares............       558,009
       390  Adecco SA........................        97,546
       643  Adecco SA -- SICO................       160,825
        40  Alusuisse-Lonza Holding AG,
            Bearer...........................        31,191
       225  Alusuisse-Lonza Holding AG,
            Registered.......................       178,797
    11,220  CS Holding AG, Registered........     1,148,973
         5  Danzas Holding AG, Participating
            Certificates.....................         1,043
        30  Fischer (Georg) AG, Bearer.......        31,056
        65  Grands Magasins Jelmoli SA,
            Bearer*..........................        35,823
       325  Grands Magasins Jelmoli SA,
            Registered*......................        34,371
       436  Holderbank Financiere Glarus
            AG...............................       310,426
     2,360  Nestle SA, Registered............     2,525,707
       461  Novartis AG, Bearer*.............       526,180
     3,709  Novartis AG, Registered*.........     4,234,295
       420  Roche Holding AG.................     3,257,788
        82  Roche Holding AG, Bearer.........       922,157
        15  Schindler Holding AG,
            Participating Certificates.......        16,254
     1,167  Schweizerische
            Bankgesellschaft -- Class B......     1,019,490
       715  Schweizerische
            Rueckversicherungs-Gesellschaft,
            Registered.......................       760,944
     4,380  Schweizerische Bankverein,
            Registered.......................       830,187
        81  SGS Societe Generale de
            Surveillance Holding SA..........       198,470
        25  Sulzer AG, Participating
            Certificates.....................        13,331
       157  Sulzer AG, Registered............        90,384

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            SWITZERLAND (CONTINUED)
       220  Swissair AG, Registered*.........  $    177,446
       260  Valora Holding AG................        49,571
     2,350  Zurich Versicherungsgesellschaft,
            Registered.......................       651,066
                                               ------------
                                                 17,861,330
                                               ------------
            UNITED KINGDOM -- 17.2%
    91,937  Abbey National PLC...............     1,203,588
    10,902  AMEC PLC.........................        17,257
     1,100  Amstrad PLC......................         2,758
    17,957  Anglian Water PLC................       181,306
    12,736  Argos PLC........................       167,496
    43,404  Arjo Wiggins Appleton PLC........       132,956
    57,800  Associated British Foods PLC.....       479,234
   100,206  Barclays PLC.....................     1,715,683
       171  Barratt Developments PLC.........           739
    67,527  Bass PLC.........................       948,739
   202,501  B.A.T. Industries PLC............     1,678,986
    19,014  BBA Group PLC....................       115,187
    24,878  BICC Group PLC...................       117,929
    25,870  Blue Circle Industries PLC.......       157,163
    30,948  BOC Group PLC....................       462,617
    58,068  Boots Co., PLC...................       598,715
    24,797  Bowthorpe PLC....................       191,807
    37,736  BPB PLC..........................       247,655
    27,566  British Aerospace PLC............       603,823
    61,802  British Airways PLC..............       640,388
   287,216  British Gas PLC..................     1,103,446
    28,409  British Land Co., PLC............       251,346
   368,321  British Petroleum Co., PLC.......     4,415,306
   112,200  British Sky Broadcasting Group
            PLC..............................     1,002,281
    94,916  British Steel PLC................       260,700
   411,966  British Telecommunications PLC...     2,781,215
   261,939  BTR PLC..........................     1,273,048
       171  Burmah Castrol PLC...............         3,222
   160,216  Cable & Wireless PLC.............     1,331,133
    63,796  Cadbury Schweppes PLC............       537,683
    13,652  Calor Group PLC..................        69,270
    63,237  Caradon PLC......................       258,640
    43,042  Carlton Communications PLC.......       378,969
    31,787  Chubb Security PLC...............       177,607
    35,426  Coats Viyella PLC................        80,631
       800  Cobham PLC.......................         8,385
    43,173  Commercial Union PLC.............       504,983
    21,004  Courtaulds PLC...................       141,440
     3,534  Courtaulds Textiles PLC..........        13,668
     4,808  De La Rue PLC....................        47,105
     6,722  Delta PLC........................        44,000
     9,988  East Midlands Electricity PLC....       113,750
    32,398  Electrocomponents PLC............       256,145
    27,619  EMI Group PLC....................       652,249
    23,334  English China Clays PLC..........        76,868
    21,296  FKI PLC..........................        73,617
   185,160  General Electric Co., PLC........     1,210,422
    15,117  GKN PLC..........................       258,956
   229,738  Glaxo Wellcome PLC...............     3,727,069
    59,878  Granada Group PLC................       882,773

                                  Continued

THE KENT                            INTERNATIONAL GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
   137,200  Grand Metropolitan PLC...........  $  1,077,688
     2,100  Great Portland Estates PLC.......         7,493
    68,616  Great Universal Stores PLC.......       718,626
       142  Guardian Royal Exchange PLC......           679
   126,161  Guinness PLC.....................       987,740
    34,821  Hammerson PLC....................       239,847
   333,519  Hanson PLC.......................       465,162
    15,900  Harrisons & Crosfield PLC........        36,325
    27,842  Hepworth PLC.....................       120,783
    56,381  HSBC Holdings PLC................     1,260,092
   117,250  HSBC Holdings PLC................     2,552,267
    18,984  IMI PLC..........................       121,990
    51,551  Imperial Chemical Industries
            PLC..............................       677,965
     1,400  Imperial Tobacco Group PLC*......         9,032
    10,804  Johnson Matthey PLC..............       101,689
    43,079  Kingfisher PLC...................       465,549
    42,863  Ladbroke Group PLC...............       169,442
     3,446  Laird Group PLC..................        23,471
    34,945  Land Securities PLC..............       444,922
    40,782  LASMO PLC........................       166,101
    80,107  Legal & General Group PLC........       510,650
     3,101  Lex Service PLC..................        16,875
   338,618  Lloyds TSB Group PLC.............     2,494,649
     6,952  London Electricity PLC...........        80,959
    40,060  Lonrho PLC.......................        85,351
    35,924  LucasVarity PLC*.................       137,093
   184,526  Marks & Spencer PLC..............     1,550,477
     8,306  Marley PLC.......................        17,981
    13,249  MEPC PLC.........................        98,174
    13,726  Mercury Asset Management Group
            PLC..............................       292,089
     9,189  Meyer International PLC..........        56,846
    40,669  National Grid Group PLC..........       136,062
    73,066  National Power PLC...............       611,435
    11,226  Next PLC.........................       109,023
     5,532  Northern Electric PLC............        61,488
    13,207  Ocean Group PLC..................       109,729
    36,473  Pearson PLC......................       467,810
    29,178  Peninsular & Oriental Steam
            Navigation Co....................       294,601
    30,100  Pilkington PLC...................        80,613
    19,582  Provident Financial PLC..........       168,391
   125,304  Prudential Corp., PLC............     1,053,937
    16,186  Racal Electronic PLC.............        71,325
    50,900  Rank Group PLC...................       381,521
    17,647  Redland PLC......................       110,680
    36,298  Reed International PLC...........       684,216
   110,855  Reuters Holdings PLC.............     1,425,642
    24,358  Rexam PLC........................       150,270
     6,254  RMC Group PLC....................       106,757
    77,521  Rolls-Royce PLC..................       341,604
    51,737  Royal Bank of Scotland Group
            PLC..............................       498,909
    97,720  Royal & Sun Alliance Insurance
            Group PLC........................       743,330
    69,900  RTZ Corp., PLC, Registered.......     1,120,240
                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
    77,228  Rugby Group PLC..................  $    125,552
    69,423  Safeway PLC......................       479,967
   120,023  Sainsbury (J) PLC................       796,934
    11,679  Schroders PLC....................       302,792
    74,183  Scottish Power PLC...............       446,862
    39,461  Scottish & Newcastle PLC.........       463,591
    83,403  Sears PLC........................       135,591
    16,318  Sedgwick Group PLC...............        36,721
    23,972  Slough Estates PLC...............       114,250
   180,196  SmithKline Beecham PLC...........     2,496,251
    12,464  Smiths Industries PLC............       170,850
    13,330  Southern Electric PLC............       181,581
    25,910  St. James's Place Capital PLC....        43,675
    39,582  T & N PLC........................       117,523
    51,452  Tarmac PLC.......................        86,289
    23,280  Tate & Lyle PLC..................       188,837
    55,683  Taylor Woodrow PLC...............       146,747
   142,679  Tesco PLC........................       865,571
    17,099  Thames Water PLC.................       179,227
    26,219  Thorn PLC*.......................       112,844
    30,233  TI Group PLC.....................       301,114
    23,478  Transport Development Group PLC..        75,735
     9,334  Unigate PLC......................        66,369
    53,287  Unilever PLC.....................     1,291,707
    32,669  United Biscuits (Holdings) PLC...       117,404
    20,014  United Utilities PLC.............       212,692
    11,415  Vickers PLC......................        49,813
   200,168  Vodafone Group PLC...............       844,380
    23,173  Williams Holdings PLC............       136,218
    28,271  Willis Corroon Group PLC.........        67,974
    31,929  Wilson Connolly Holdings PLC.....        90,429
    30,094  Wimpey (George) PLC..............        65,147
    29,792  Wolseley PLC.....................       235,542
    61,869  Zeneca Group PLC.................     1,744,314
                                               ------------
                                                 68,106,036
                                               ------------
            TOTAL COMMON STOCKS..............   381,648,139
                                               ------------
            (cost $319,395,879)

                     PREFERRED STOCKS -- 0.5%
            AUSTRALIA -- 0.1%
    61,727  News Corp., Ltd., Limited Voting
            Shares...........................       274,551
                                               ------------
            AUSTRIA -- 0.1%
       100  Bank Austria AG..................         3,875
     4,833  Creditanstalt-Bankverein.........       222,934
                                               ------------
                                                    226,809
                                               ------------
            GERMANY -- 0.3%
       168  MAN AG, Non-Voting...............        33,772
    19,640  RWE AG...........................       656,320
     3,800  Sap AG, Non-Voting...............       522,247
       527  Volkswagen AG....................       167,903
                                               ------------
                                                  1,380,242
                                               ------------

                                  Continued

THE KENT                            INTERNATIONAL GROWTH FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
PREFERRED STOCKS (CONTINUED)
            ITALY -- 0.0%
    82,200  Fiat SpA.........................  $    135,423
                                               ------------
            TOTAL PREFERRED STOCKS...........     2,017,025
                                               ------------
            (cost $1,842,163)

 PRINCIPAL
   AMOUNT
------------
COMMERCIAL PAPER -- 3.2%
              UNITED STATES -- 3.2%
$12,598,436   Ford Motor Credit Co., 6.00%,
              1/2/97.........................    12,598,436
                                               ------------
              TOTAL COMMERCIAL PAPER.........    12,598,436
                                               ------------
              (cost $12,598,436)
TOTAL INVESTMENTS -- 99.9%...................   396,263,600
(cost $333,836,478)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%........................       334,265
                                               ------------
NET ASSETS -- 100.00%........................  $396,597,865
                                               =============

---------------

Percentages indicated are based on net assets of $396,597,865.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $189,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...............  $ 80,570,288
      Unrealized depreciation...............   (18,332,166)
                                              ------------
      Net unrealized appreciation...........  $ 62,238,122
                                              ============

*Non-income producing security.

At December 31, 1996, the International Growth Fund's open forward foreign currency exchange contracts were as follows:

                                   DELIVERY         CONTRACT         CONTRACT         CONTRACT        MARKET         UNREALIZED
           CURRENCY                  DATE           PRICE**          AMOUNT**          VALUE          VALUE         APPRECIATION
-------------------------------  -------------     ----------     --------------     ----------     ----------     --------------
Long Contracts:
  Italian Lira.................         1/2/97       1,527.63      1,064,588,491     $  696,889     $  700,157         $3,268
  Malaysian Ringgit............         1/2/97         2.5258          1,343,370        531,859        531,921             62
                                                                                     ----------     ----------         ------
  Total Long Contracts.........                                                      $1,228,748     $1,232,078         $3,330
                                                                                     ==========     ==========         ======

** Contract price is in local currency.


                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS -- 97.5%
            ADVERTISING -- 0.1%
     3,600  Interpublic Group of Companies,
            Inc..............................  $    171,000
                                               ------------
            AEROSPACE/DEFENSE EQUIPMENT -- 0.2%
    10,400  Raytheon Co......................       500,500
                                               ------------
            AEROSPACE & DEFENSE -- 1.3%
    15,386  Boeing Co........................     1,636,686
     2,800  General Dynamics Corp............       197,400
     8,494  Lockheed Martin Corp.............       777,201
     9,300  McDonnell Douglas Corp...........       595,200
     2,500  Northrop Grumman Corp............       206,875
                                               ------------
                                                  3,413,362
                                               ------------
            AGRICULTURAL OPERATIONS -- 0.1%
     3,600  Pioneer Hi-Bred International,
            Inc..............................       252,000
                                               ------------
            APPLIANCES -- HOUSEHOLD -- 0.1%
     4,600  Maytag Corp......................        90,850
     3,300  Whirlpool Corp...................       153,862
                                               ------------
                                                    244,712
                                               ------------
            AUTOMOTIVE -- DOMESTIC -- 1.8%
    32,038  Chrysler Corp....................     1,057,254
    52,100  Ford Motor Co....................     1,660,687
    33,200  General Motors Corp..............     1,850,900
                                               ------------
                                                  4,568,841
                                               ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.3%
     4,500  Dana Corp........................       146,812
     3,400  Eaton Corp.......................       237,150
     3,220  Navistar International Corp.*....        29,383
     1,725  PACCAR, Inc......................       117,300
     5,600  TRW, Inc.........................       277,200
                                               ------------
                                                    807,845
                                               ------------
            AUTO/TRUCK -- REPLACEMENT -- 0.1%
     2,700  Echlin, Inc......................        85,387
     5,250  Genuine Parts Co.................       233,625
                                               ------------
                                                    319,012
                                               ------------
            BANKS -- MAJOR REGIONAL -- 4.9%
    18,744  Banc One Corp....................       805,992
     6,700  Bank of Boston Corp..............       430,475
    17,200  Bank of New York Co., Inc........       580,500
     8,600  Barnett Banks, Inc...............       353,675
     6,800  Boatmen's Bancshares, Inc........       438,600
     4,900  Comerica, Inc....................       256,637
     9,800  Corestates Financial Corp........       508,375
     5,900  First Bank System, Inc...........       402,675
    14,053  First Chicago NBD Corp...........       755,349
    12,425  First Union Corp.................       919,450
    11,507  Fleet Financial Group, Inc.......       573,912
     9,900  KeyCorp..........................       499,950
     5,650  Mellon Bank Corp.................       401,150
     9,700  National City Corp...............       435,287
    12,657  NationsBank Corp.................     1,237,222
    16,300  Norwest Corp.....................       709,050
    15,000  PNC Bank Corp....................       564,375

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            BANKS -- MAJOR REGIONAL (CONTINUED)
     2,400  Republic New York Corp...........  $    195,900
     9,800  SunTrust Banks, Inc..............       482,650
     6,600  U.S. Bancorp.....................       296,588
     7,300  Wachovia Corp....................       412,450
     4,100  Wells Fargo & Co.................     1,105,975
                                               ------------
                                                 12,366,237
                                               ------------
            BANKS -- MIDWEST -- 0.1%
     4,700  Fifth Third Bancorp..............       295,219
                                               ------------
            BANKS -- MONEY CENTER -- 2.6%
    15,724  BankAmerica Corp.................     1,568,469
     3,600  Bankers Trust New York Corp......       310,500
    19,258  Chase Manhattan Corp.............     1,718,776
    20,700  Citicorp.........................     2,132,100
     8,200  J.P. Morgan & Co.................       800,525
                                               ------------
                                                  6,530,370
                                               ------------
            BEVERAGES -- ALCOHOLIC -- 0.7%
     1,700  Adolph Coors Co., Class B........        32,300
    21,970  Anheuser-Busch Cos., Inc.........       878,800
     3,000  Brown-Forman Corp., Class B......       137,250
    16,400  Seagram Co., Ltd.................       635,500
                                               ------------
                                                  1,683,850
                                               ------------
            BEVERAGES -- SOFT DRINKS -- 3.1%
   109,300  Coca-Cola Co.....................     5,751,912
    68,300  PepsiCo, Inc.....................     1,997,775
                                               ------------
                                                  7,749,687
                                               ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.5%
    21,121  Home Depot, Inc..................     1,058,690
     7,600  Lowe's Cos., Inc.................       269,800
                                               ------------
                                                  1,328,490
                                               ------------
            BUILDING PRODUCTS -- WOOD -- 0.2%
     4,800  Louisiana-Pacific Corp...........       101,400
     8,750  Weyerhaeuser Co..................       414,531
                                               ------------
                                                    515,931
                                               ------------
            BUILDING & CONSTRUCTION -- MISCELLANEOUS --
            0.2%
     1,800  Armstrong World Industries,
            Inc..............................       125,100
     7,100  Masco Corp.......................       255,600
     2,300  Owens Corning....................        98,037
                                               ------------
                                                    478,737
                                               ------------
            BUILDING -- HEAVY CONSTRUCTION -- 0.1%
     3,700  Fluor Corp.......................       232,175
     1,800  Foster Wheeler Corp..............        66,825
                                               ------------
                                                    299,000
                                               ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.0%
     2,900  Ecolab, Inc......................       109,112
                                               ------------
            BUILDING -- MOBILE/MANUFACTURING & RECREATIONAL
            VEHICLES -- 0.0%
     1,600  Fleetwood Enterprises, Inc.......        44,000
                                               ------------

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.0%
     1,200  Centex Corp......................  $     45,150
     1,740  Kaufman & Broad Home Corp........        22,402
     1,200  Pulte Corp.......................        36,900
                                               ------------
                                                    104,452
                                               ------------
            BUSINESS INFORMATION -- 0.2%
     7,565  Cognizant Corp...................       249,645
     7,465  Dun & Bradstreet Corp............       177,294
                                               ------------
                                                    426,939
                                               ------------
            BUSINESS SERVICES -- 0.1%
     4,600  H&R Block, Inc...................       133,400
                                               ------------
            CABLE TELEVISION -- 0.5%
    14,300  Comcast Corp., Class A...........       254,719
    29,200  Tele-Communications, Inc., Class
            A*...............................       381,425
    27,400  U.S. West, Inc., Media Group*....       506,900
                                               ------------
                                                  1,143,044
                                               ------------
            CHEMICALS -- DIVERSIFIED -- 2.2%
     2,400  B.F. Goodrich Co.................        97,200
    10,700  Dow Chemical Co..................       838,613
    24,700  E.I. DuPont de Nemours & Co......     2,331,063
     4,500  Hercules, Inc....................       194,625
    25,800  Monsanto Co......................     1,002,975
     8,100  PPG Industries, Inc..............       454,612
     2,800  Rohm & Haas Co...................       228,550
     5,600  Union Carbide Corp...............       228,900
     3,900  W.R. Grace & Co..................       201,825
                                               ------------
                                                  5,578,363
                                               ------------
            CHEMICALS -- PLASTIC -- 0.1%
     3,400  Eastman Chemical Co..............       187,850
                                               ------------
            CHEMICALS -- SPECIALTY -- 0.6%
     4,900  Air Products & Chemicals, Inc....       338,712
     6,337  Engelhard Corp...................       121,195
     2,800  Great Lakes Chemical Corp........       130,900
     6,300  Morton International, Inc........       256,725
     3,000  Nalco Chemical Co................       108,375
     6,900  Praxair, Inc.....................       318,263
     2,200  Sigma-Aldrich Corp...............       137,363
                                               ------------
                                                  1,411,533
                                               ------------
            COMPUTERS -- GRAPHICS -- 0.0%
     2,100  Intergraph Corp.*................        21,525
                                               ------------
            COMPUTERS -- LOCAL AREA NETWORKS -- 1.2%
     7,600  3COM Corp.*......................       557,650
     8,500  Bay Networks, Inc.*..............       177,437
     6,900  Cabletron Systems, Inc.*.........       229,425
    28,500  Cisco Systems, Inc.*.............     1,813,313
    15,100  Novell, Inc.*....................       142,978
                                               ------------
                                                  2,920,803
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            COMPUTERS -- MAINFRAME -- 1.4%
     5,300  Amdahl Corp.*....................  $     64,262
    22,700  International Business Machines
            Corp.............................     3,427,700
     7,700  Unisys Corp.*....................        51,975
                                               ------------
                                                  3,543,937
                                               ------------
            COMPUTERS -- MEMORY DEVICES -- 0.3%
    10,200  EMC Corp.*.......................       337,875
     9,400  Seagate Technology, Inc.*........       371,300
                                               ------------
                                                    709,175
                                               ------------
            COMPUTERS -- MICRO -- 0.6%
     5,500  Apple Computer, Inc.*............       114,812
    11,900  Compaq Computer Corp.*...........       883,575
     1,700  Data General Corp.*..............        24,650
     9,900  Dell Computer Corp.*.............       525,938
                                               ------------
                                                  1,548,975
                                               ------------
            COMPUTERS -- MINI -- 1.3%
     6,800  Digital Equipment Corp.*.........       247,350
    44,700  Hewlett-Packard Co...............     2,246,175
     7,700  Silicon Graphics, Inc.*..........       196,350
    16,100  Sun Microsystems, Inc.*..........       413,569
     5,200  Tandem Computers, Inc.*..........        71,500
                                               ------------
                                                  3,174,944
                                               ------------
            COMPUTERS -- SERVICES -- 0.7%
    12,800  Automatic Data Processing,
            Inc..............................       548,800
     3,000  Ceridian Corp.*..................       121,500
     3,300  Computer Sciences Corp.*.........       271,013
    19,700  First Data Corp..................       719,050
     1,000  Shared Medical Systems Corp......        49,250
                                               ------------
                                                  1,709,613
                                               ------------
            COMPUTERS -- SOFTWARE -- 2.5%
     2,000  Autodesk, Inc....................        56,000
    16,012  Computer Associates
            International, Inc...............       796,597
    52,500  Microsoft Corp.*.................     4,337,812
    28,850  Oracle Corp.*....................     1,204,488
                                               ------------
                                                  6,394,897
                                               ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.3%
     3,300  American Greetings Corp., Class
            A................................        93,638
     1,695  Jostens, Inc.....................        35,807
     7,000  Newell Co........................       220,500
     6,600  Rubbermaid, Inc..................       150,150
     2,700  Tupperware Corp..................       144,787
                                               ------------
                                                    644,882
                                               ------------
            CONTAINERS -- METAL & GLASS -- 0.1%
     1,300  Ball Corp........................        33,800
     5,600  Crown Cork & Seal Co., Inc.......       304,500
                                               ------------
                                                    338,300
                                               ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.0%
     2,300  Bemis Co., Inc...................        84,813
                                               ------------
            COSMETICS & TOILETRIES -- 0.8%
     1,200  Alberto-Culver Co., Class B......        57,600
     5,800  Avon Products, Inc...............       331,325

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            COSMETICS & TOILETRIES (CONTINUED)
    19,632  Gillette Co......................  $  1,526,388
     4,900  International Flavors &
            Fragrances, Inc..................       220,500
                                               ------------
                                                  2,135,813
                                               ------------
            DIVERSIFIED OPERATIONS -- 5.0%
     7,620  Allegheny Teledyne, Inc..........       175,260
    12,400  AlliedSignal, Inc................       830,800
     1,950  Crane Co.........................        56,550
     1,600  FMC Corp.*.......................       112,200
    72,300  General Electric Co..............     7,148,663
     5,200  ITT Industries, Inc..............       127,400
     1,800  Johnson Controls, Inc............       149,175
    18,400  Minnesota Mining & Manufacturing
            Co...............................     1,524,900
     2,100  National Service Industries,
            Inc..............................        78,488
     9,600  Rockwell International Corp.*....       584,400
     7,500  Tenneco, Inc.*...................       338,437
     3,600  Textron, Inc.....................       339,300
    10,600  United Technologies Corp.........       699,600
    18,500  Westinghouse Electric Corp.......       367,687
     4,600  Whitman Corp.....................       105,225
                                               ------------
                                                 12,638,085
                                               ------------
            ELECTRICAL COMPONENTS -- SEMICONDUCTORS -- 2.5%
     6,000  Advanced Micro Devices, Inc.*....       154,500
     7,900  Applied Materials, Inc.*.........       283,906
    36,100  Intel Corp.......................     4,726,844
     5,700  LSI Logic Corp.*.................       152,475
     9,200  Micron Technology, Inc...........       267,950
     6,100  National Semiconductor Corp.*....       148,688
     8,300  Texas Instruments, Inc...........       529,125
                                               ------------
                                                  6,263,488
                                               ------------
            ELECTRONIC MEASURING INSTRUMENTS -- 0.0%
     1,400  Tektronix, Inc...................        71,750
                                               ------------
            ELECTRONIC PRODUCTS -- MISCELLANEOUS -- 0.1%
     2,000  Raychem Corp.....................       160,250
                                               ------------
            ELECTRONIC -- CONNECTORS -- 0.2%
     9,636  AMP, Inc.........................       369,781
     2,300  Thomas & Betts Corp..............       102,063
                                               ------------
                                                    471,844
                                               ------------
            ENGINES -- INTERNAL COMBUSTION -- 0.0%
     1,700  Cummins Engine Co., Inc..........        78,200
                                               ------------
            FINANCIAL -- CONSUMER LOANS -- 0.4%
     2,400  Beneficial Corp..................       152,100
     4,300  Household International, Inc.....       396,675
     9,750  MBNA Corp........................       404,625
                                               ------------
                                                    953,400
                                               ------------
            FINANCIAL -- INVESTMENT BANKERS -- 0.5%
     7,200  Merrill Lynch & Co., Inc.........       586,800
     6,700  Morgan Stanley Group, Inc........       382,737
     4,800  Salomon, Inc.....................       226,200
                                               ------------
                                                  1,195,737
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            FINANCIAL -- LEASING COMPANY -- 0.0%
     3,600  Ryder Systems, Inc...............  $    101,250
                                               ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 0.6%
    20,800  American Express Co..............     1,175,200
     7,033  Dean Witter Discover & Co........       465,936
                                               ------------
                                                  1,641,136
                                               ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.1%
     7,900  Federal Home Loan Mortgage
            Corp.............................       869,988
    48,000  Federal National Mortgage
            Assoc............................     1,788,000
     6,000  Green Tree Financial Corp........       231,750
                                               ------------
                                                  2,889,738
                                               ------------
            FINANCIAL -- SAVINGS & LOAN -- 0.2%
     2,500  Golden West Financial Corp.......       157,812
     6,100  Great Western Financial Corp.....       176,900
     4,600  H.F. Ahmanson & Co...............       149,500
                                               ------------
                                                    484,212
                                               ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
     1,700  Fleming Cos., Inc................        29,325
     3,000  Supervalu, Inc...................        85,125
     7,900  Sysco Corp.......................       257,738
                                               ------------
                                                    372,188
                                               ------------
            FOOD -- CANNED -- 0.6%
    10,300  Campbell Soup Co.................       826,575
    16,200  H.J. Heinz Co....................       579,150
                                               ------------
                                                  1,405,725
                                               ------------
            FOOD -- CONFECTIONARY -- 0.2%
     6,700  Hershey Foods Corp...............       293,125
     5,100  Wm. Wrigley Jr. Co...............       286,875
                                               ------------
                                                    580,000
                                               ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    23,903  Archer-Daniels-Midland Co........       525,866
                                               ------------
            FOOD -- DIVERSIFIED -- 1.8%
    10,625  ConAgra, Inc.....................       528,594
     6,300  CPC International, Inc...........       488,250
     6,900  General Mills, Inc...............       437,287
     9,300  Kellogg Co.......................       610,313
     6,000  Quaker Oats Co...................       228,750
     4,680  Ralston Purina Group.............       343,395
    21,300  Sara Lee Corp....................       793,425
     7,000  Unilever NV, ADR.................     1,226,750
                                               ------------
                                                  4,656,764
                                               ------------
            FUNERAL SERVICES & RELATED -- 0.1%
    10,400  Service Corp. International......       291,200
                                               ------------
            GLASS PRODUCTS -- 0.2%
    10,100  Corning, Inc.....................       467,125
                                               ------------
            HOTELS & MOTELS -- 0.4%
     8,600  Hilton Hotels Corp...............       224,675
     5,700  HFS, Inc.*.......................       340,575
     5,100  ITT Corp.*.......................       221,213
     5,600  Marriott International, Inc......       309,400
                                               ------------
                                                  1,095,863
                                               ------------

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            INSURANCE -- ACCIDENT & HEALTH -- 0.1%
     4,800  Aon Corp.........................  $    298,200
                                               ------------
            INSURANCE -- BROKERS -- 0.1%
     2,000  Alexander & Alexander Services,
            Inc..............................        34,750
     3,200  Marsh & McLennan Cos., Inc.......       332,800
                                               ------------
                                                    367,550
                                               ------------
            INSURANCE -- LIFE -- 0.6%
     8,900  American General Corp............       363,787
     3,150  Jefferson-Pilot Corp.............       178,369
     4,100  Providian Corp...................       210,638
     3,100  Torchmark Corp...................       156,550
     2,882  Transamerica Corp................       227,678
     3,200  UNUM Corp........................       231,200
     1,525  U.S. Life Corp...................        50,706
                                               ------------
                                                  1,418,928
                                               ------------
            INSURANCE -- MULTI-LINE -- 1.4%
     6,570  Aetna, Inc.......................       525,600
     3,300  Cigna Corp.......................       450,862
     5,200  ITT Hartford Group, Inc..........       351,000
     5,100  Loews Corp.......................       480,675
     1,900  MBIA, Inc........................       192,375
     2,600  MGIC Investment Corp.............       197,600
    28,178  Travelers Group, Inc.............     1,278,577
                                               ------------
                                                  3,476,689
                                               ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.0%
    19,499  Allstate Corp....................     1,128,505
    20,680  American International Group,
            Inc..............................     2,238,610
     7,600  Chubb Corp.......................       408,500
     3,600  General Re Corp..................       567,900
     4,600  Lincoln National Corp............       241,500
     5,500  SAFECO Corp......................       216,906
     3,600  St. Paul Cos., Inc...............       211,050
     5,100  USF&G Corp.......................       106,463
                                               ------------
                                                  5,119,434
                                               ------------
            INSTRUMENTS -- CONTROL -- 0.2%
     2,222  General Signal Corp..............        94,990
     5,600  Honeywell, Inc...................       368,200
                                               ------------
                                                    463,190
                                               ------------
            INSTRUMENTS -- SCIENTIFIC -- 0.1%
     2,300  EG&G, Inc........................        46,288
     1,900  Millipore Corp...................        78,613
     1,900  Perkin-Elmer Corp................       111,862
                                               ------------
                                                    236,763
                                               ------------
            LEISURE & RECREATION PRODUCTS -- 0.0%
     4,300  Brunswick Corp...................       103,200
                                               ------------
            LEISURE & RECREATION/GAMING -- 0.0%
     4,500  Harrah's Entertainment, Inc.*....        89,438
                                               ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.0%
     1,800  Cincinnati Milacron, Inc.........        39,375
     1,500  Giddings & Lewis, Inc............        19,313
                                               ------------
                                                     58,688
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            MACHINERY -- CONSTRUCTION/MINING -- 0.3%
     8,400  Caterpillar, Inc.................  $    632,100
     4,800  Ingersoll-Rand Co................       213,600
                                               ------------
                                                    845,700
                                               ------------
            MACHINERY -- ELECTRICAL -- 0.5%
     9,900  Emerson Electric Co..............       957,825
     2,300  W.W. Grainger, Inc...............       184,575
                                               ------------
                                                  1,142,400
                                               ------------
            MACHINERY -- FARM -- 0.3%
     1,300  Briggs & Stratton Corp...........        57,200
     3,200  Case Corp........................       174,400
    11,400  Deere & Co.......................       463,125
                                               ------------
                                                    694,725
                                               ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 0.5%
     4,700  Cooper Industries, Inc...........       197,987
     4,900  Dover Corp.......................       246,225
     2,122  Harnischfeger Industries, Inc....       102,121
     5,400  Illinois Tool Works, Inc.........       431,325
     3,250  Parker-Hannifin Corp.............       125,938
     1,200  TRINOVA Corp.....................        43,650
                                               ------------
                                                  1,147,246
                                               ------------
            MACHINERY -- MATERIAL HANDLING -- 0.0%
       400  NACCO Industries, Inc., Class
            A................................        21,400
                                               ------------
            MEDICAL INSTRUMENTS -- 0.4%
     5,100  Biomet, Inc......................        77,138
    10,500  Medtronic, Inc...................       714,000
     3,600  St. Jude Medical, Inc.*..........       153,450
     2,800  U.S. Surgical Corp...............       110,250
                                               ------------
                                                  1,054,838
                                               ------------
            MEDICAL PRODUCTS -- 0.5%
     2,900  Allergan, Inc....................       103,312
    12,000  Baxter International, Inc........       492,000
     7,800  Boston Scientific Corp.*.........       468,000
     1,500  Guidant Corp.....................        85,500
     3,200  Mallinckrodt, Inc................       141,200
                                               ------------
                                                  1,290,012
                                               ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    11,600  Amgen, Inc.*.....................       630,750
                                               ------------
            MEDICAL -- DRUGS -- 6.7%
    34,100  Abbott Laboratories..............     1,730,575
     3,700  Alza Corp.*......................        95,738
    28,100  American Home Products Corp......     1,647,362
    22,000  Bristol-Myers Squibb Co..........     2,392,500
    24,200  Eli Lilly & Co...................     1,766,600
    53,000  Merck & Co, Inc..................     4,200,250
    28,300  Pfizer, Inc......................     2,345,363
    22,330  Pharmacia & Upjohn, Inc..........       884,826
    16,200  Schering-Plough Corp.............     1,048,950
    11,900  Warner-Lambert Co................       892,500
                                               ------------
                                                 17,004,664
                                               ------------

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            MEDICAL -- HEALTH MEDICAL ORGANIZATIONS -- 0.2%
     7,100  Humana, Inc.*....................  $    135,787
     8,100  United Healthcare Corp...........       364,500
                                               ------------
                                                    500,287
                                               ------------
            MEDICAL -- HOSPITAL -- 0.6%
    29,449  Columbia/HCA Healthcare Corp.....     1,200,047
     9,500  Tenet Healthcare Corp.*..........       207,812
                                               ------------
                                                  1,407,859
                                               ------------
            MEDICAL -- NURSING HOMES -- 0.1%
     4,400  Beverly Enterprises, Inc.*.......        56,100
     2,800  Manor Care, Inc..................        75,600
                                               ------------
                                                    131,700
                                               ------------
            MEDICAL/DENTAL SUPPLIES -- 1.3%
     2,500  Bausch & Lomb, Inc...............        87,500
     5,500  Becton, Dickinson & Co...........       238,563
     2,500  C.R. Bard, Inc...................        70,000
    58,500  Johnson & Johnson................     2,910,375
                                               ------------
                                                  3,306,438
                                               ------------
            MEDIA CONGLOMERATES -- 1.4%
    24,960  Time Warner, Inc.................       936,000
    15,500  Viacom, Inc., Class B*...........       540,562
    29,800  Walt Disney Co...................     2,074,825
                                               ------------
                                                  3,551,387
                                               ------------
            METAL -- GOLD -- 0.5%
    15,700  Barrick Gold Corp................       451,375
     9,900  Battle Mountain Gold Co..........        68,062
     6,100  Echo Bay Mines Ltd...............        40,413
     6,400  Homestake Mining Co..............        91,200
     4,409  Newmont Mining Corp..............       197,303
    10,500  Placer Dome, Inc.................       228,375
     5,762  Santa Fe Pacific Gold Corp.......        88,591
                                               ------------
                                                  1,165,319
                                               ------------
            METAL -- MISCELLANEOUS -- 0.1%
     4,100  Cyprus Amax Minerals Co..........        95,837
     7,400  Inco, Ltd........................       235,875
                                               ------------
                                                    331,712
                                               ------------
            METAL -- NON-FERROUS -- 0.6%
     9,950  Alcan Aluminum Ltd...............       334,569
     7,600  Aluminum Co. of America..........       484,500
     1,900  Asarco, Inc......................        47,262
     8,500  Freeport-McMoRan Copper & Gold,
            Inc., Class B....................       253,938
     2,800  Phelps Dodge Corp................       189,000
     2,800  Reynolds Metals Co...............       157,850
                                               ------------
                                                  1,467,119
                                               ------------
            METAL -- PROCESSING & FABRICATION -- 0.1%
     1,400  Timken Co........................        64,225
     4,025  Worthington Industries, Inc......        72,953
                                               ------------
                                                    137,178
                                               ------------
            MOTION PICTURES & SERVICES -- 0.0%
     1,650  King World Productions, Inc.*....        60,844
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            OFFICE AUTOMATION & EQUIPMENT -- 0.4%
     6,500  Pitney Bowes, Inc................  $    354,250
    14,267  Xerox Corp.......................       750,801
                                               ------------
                                                  1,105,051
                                               ------------
            OFFICE SUPPLIES & FORMS -- 0.3%
     5,744  Alco Standard Corp...............       296,534
     4,600  Avery-Dennison Corp..............       162,725
     3,600  Deluxe Corp......................       117,900
     1,400  John H. Harland Co...............        46,200
     4,400  Moore Corp., Ltd.................        89,650
                                               ------------
                                                    713,009
                                               ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
     6,400  Baker Hughes, Inc................       220,800
     7,700  Dresser Industries, Inc..........       238,700
     2,400  McDermott International, Inc.....        39,900
                                               ------------
                                                    499,400
                                               ------------
            OIL REFINING & MARKETING -- 0.1%
     2,800  Ashland, Inc.....................       122,850
     3,274  Sun Co., Inc.....................        79,804
                                               ------------
                                                    202,654
                                               ------------
            OIL & GAS -- DRILLING -- 0.5%
     3,800  Rowan Cos., Inc.*................        85,975
    10,800  Schlumberger Ltd.................     1,078,650
                                               ------------
                                                  1,164,625
                                               ------------
            OIL-FIELD SERVICES -- 0.2%
     5,500  Halliburton Co...................       331,375
     2,400  Western Atlas, Inc.*.............       170,100
                                               ------------
                                                    501,475
                                               ------------
            OIL -- INTERNATIONAL INTEGRATED -- 5.7%
    28,700  Chevron Corp.....................     1,865,500
    54,600  Exxon Corp.......................     5,350,800
    17,300  Mobil Corp.......................     2,114,925
    23,600  Royal Dutch Petroleum Co., ADR...     4,029,700
    11,600  Texaco, Inc......................     1,138,250
                                               ------------
                                                 14,499,175
                                               ------------
            OIL -- PRODUCTION/PIPELINE -- 0.7%
     4,650  Coastal Corp.....................       227,269
     2,400  Columbia Gas System, Inc.........       152,700
    11,200  Enron Corp.......................       483,000
     3,100  ENSERCH Corp.....................        71,300
     6,600  PanEnergy Corp...................       297,000
     3,800  Sonat, Inc.......................       195,700
     6,900  Williams Cos., Inc...............       258,750
                                               ------------
                                                  1,685,719
                                               ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.3%
     5,500  Burlington Resources, Inc........       277,062
     1,100  Helmerich & Payne, Inc...........        57,337
     4,600  Oryx Energy Co.*.................       113,850
     3,972  Santa Fe Energy Resources,
            Inc.*............................        55,112
    11,023  Union Pacific Resources Group,
            Inc..............................       322,423
                                               ------------
                                                    825,784
                                               ------------

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            OIL -- U.S. INTEGRATED -- 1.9%
     4,100  Amerada Hess Corp................  $    237,287
    21,800  Amoco Corp.......................     1,754,900
     7,100  Atlantic Richfield Co............       940,750
     2,200  Kerr-McGee Corp..................       158,400
     1,500  Louisiana Land & Exploration
            Co...............................        80,437
    14,500  Occidental Petroleum Corp........       338,938
     2,000  Pennzoil Co......................       113,000
    11,600  Phillips Petroleum Co............       513,300
    11,000  Unocal Corp......................       446,875
    12,600  USX-Marathon Group...............       300,825
                                               ------------
                                                  4,884,712
                                               ------------
            PAINTS & RELATED PRODUCTS -- 0.1%
     3,800  Sherwin-Williams Co..............       212,800
                                               ------------
            PAPER & RELATED PRODUCTS -- 1.3%
     2,108  Boise Cascade Corp...............        66,929
     4,200  Champion International Corp......       181,650
     4,000  Georgia Pacific Corp.............       288,000
    13,224  International Paper Co...........       533,919
     3,800  James River Corp. of Virginia....       125,875
    12,370  Kimberly-Clark Corp..............     1,178,242
     2,300  Mead Corp........................       133,688
     1,300  Potlatch Corp....................        55,900
     4,346  Stone Container Corp.............        64,647
     2,400  Temple-Inland, Inc...............       129,900
     3,100  Union Camp Corp..................       148,025
     4,450  Westvaco Corp....................       127,937
     2,400  Willamette Industries, Inc.......       167,100
                                               ------------
                                                  3,201,812
                                               ------------
            PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.5%
    14,600  Eastman Kodak Co.................     1,171,650
     1,989  Polaroid Corp....................        86,522
                                               ------------
                                                  1,258,172
                                               ------------
            POLLUTION CONTROL -- 0.5%
     9,300  Browning-Ferris Industries,
            Inc..............................       244,125
    13,800  Laidlaw, Inc., Class B...........       158,700
     5,099  Pall Corp........................       130,025
     2,600  Safety-Kleen Corp................        42,575
    21,300  WMX Technologies, Inc............       694,912
                                               ------------
                                                  1,270,337
                                               ------------
            PRINTING -- COMMERCIAL -- 0.1%
     6,600  R.R. Donnelley & Sons Co.........       207,075
                                               ------------
            PROTECTION -- SAFETY -- 0.1%
     6,900  Tyco International Ltd...........       364,838
                                               ------------
            PUBLISHING -- BOOKS -- 0.1%
     4,400  McGraw-Hill Cos., Inc............       202,950
                                               ------------
            PUBLISHING -- NEWSPAPERS -- 0.5%
     4,200  Dow Jones & Co., Inc.............       142,275
     6,200  Gannett, Inc.....................       464,225

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            PUBLISHING -- NEWSPAPERS (CONTINUED)
     4,200  Knight-Ridder, Inc...............  $    160,650
     4,300  New York Times Co., Class A......       163,400
     4,300  Times Mirror Co., Class A........       213,925
     2,700  Tribune Co.......................       212,962
                                               ------------
                                                  1,357,437
                                               ------------
            PUBLISHING -- PERIODICALS -- 0.0%
     1,200  Meredith Corp....................        63,300
                                               ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.0%
     2,700  Pep Boys-Manny, Moe & Jack.......        83,025
                                               ------------
            RETAIL/WHOLESALE -- COMPUTERS -- 0.0%
     2,564  Tandy Corp.......................       112,816
                                               ------------
            RETAIL -- APPAREL/SHOES -- 0.4%
     4,600  Charming Shoppes, Inc.*..........        23,288
     4,600  CVS Corp.........................       190,325
    12,500  Gap, Inc.........................       376,562
    11,878  Limited, Inc.....................       218,258
     3,600  Nordstrom, Inc...................       127,575
     3,400  TJX Cos., Inc....................       161,075
                                               ------------
                                                  1,097,083
                                               ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.1%
     4,300  Circuit City Stores, Inc.........       129,537
                                               ------------
            RETAIL -- DISCOUNT -- 1.3%
    21,300  Kmart Corp.*.....................       220,987
     8,650  Price/Costco, Inc.*..............       217,331
    12,050  Toys 'R' Us, Inc.*...............       361,500
   100,800  Wal-Mart Stores, Inc.............     2,305,800
     5,900  Woolworth Corp.*.................       129,063
                                               ------------
                                                  3,234,681
                                               ------------
            RETAIL -- DRUG STORE -- 0.3%
       900  Longs Drug Stores Corp...........        44,213
     5,400  Rite Aid Corp....................       214,650
    10,800  Walgreen Co......................       432,000
                                               ------------
                                                    690,863
                                               ------------
            RETAIL -- MAIL ORDER -- 0.2%
    17,300  CUC International, Inc.*.........       410,875
                                               ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.9%
     9,500  Dayton-Hudson Corp...............       372,875
     3,116  Harcourt General, Inc............       143,725
    10,100  J.C. Penney, Inc.................       492,375
    11,100  May Department Stores Co.........       518,925
    17,175  Sears, Roebuck & Co..............       792,197
                                               ------------
                                                  2,320,097
                                               ------------
            RETAIL -- RESTAURANTS -- 0.6%
     6,900  Darden Restaurants, Inc..........        60,375
    30,700  McDonald's Corp..................     1,389,175
     5,700  Wendy's International, Inc.......       116,850
                                               ------------
                                                  1,566,400
                                               ------------

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
     5,000  Dillard Department Stores,
            Inc..............................  $    154,375
     9,100  Federated Department Stores,
            Inc.*............................       310,537
     1,600  Mercantile Stores Co., Inc.......        79,000
                                               ------------
                                                    543,912
                                               ------------
            RETAIL -- SUPERMARKETS -- 0.5%
    11,100  Albertson's, Inc.................       395,437
     6,400  American Stores Co...............       261,600
     2,600  Giant Food Inc., Class A.........        89,700
     1,700  Great Atlantic & Pacific Tea Co.,
            Inc..............................        54,188
     5,500  Kroger Co.*......................       255,750
     6,600  Winn-Dixie Stores, Inc...........       208,725
                                               ------------
                                                  1,265,400
                                               ------------
            RUBBER -- TIRES -- 0.2%
     3,600  Cooper Tire & Rubber Co..........        71,100
     6,800  Goodyear Tire & Rubber Co........       349,350
                                               ------------
                                                    420,450
                                               ------------
            SHOES & RELATED APPAREL -- 0.3%
    12,700  Nike, Inc., Class B..............       758,825
     2,400  Reebok International Ltd.........       100,800
     2,200  Stride Rite Corp.................        22,000
                                               ------------
                                                    881,625
                                               ------------
            SOAP & CLEANING PREPARATIONS -- 1.6%
     2,300  Clorox Co........................       230,863
     6,500  Colgate-Palmolive Co.............       599,625
    30,000  Procter & Gamble Co..............     3,225,000
                                               ------------
                                                  4,055,488
                                               ------------
            STEEL -- PRODUCERS -- 0.2%
     4,700  Armco, Inc.*.....................        19,387
     4,900  Bethlehem Steel Corp.*...........        44,100
     2,200  Inland Steel Industries, Inc.....        44,000
     3,900  Nucor Corp.......................       198,900
     3,740  USX-U.S. Steel Group, Inc........       117,343
                                               ------------
                                                    423,730
                                               ------------
            TELECOMMUNICATION EQUIPMENT -- 1.7%
     2,637  Andrew Corp.*....................       139,926
     5,200  DSC Communications Corp.*........        92,950
     6,000  General Instrument Corp.*........       129,750
     1,700  Harris Corp......................       116,663
    28,023  Lucent Technologies, Inc.........     1,296,064
    26,100  Motorola, Inc....................     1,601,887
    11,400  Northern Telecom Ltd.............       705,375
     3,400  Scientific-Atlanta, Inc..........        51,000
     7,900  Tellabs, Inc.*...................       297,237
                                               ------------
                                                  4,430,852
                                               ------------
            TELECOMMUNICATION -- CELLULAR -- 0.2%
    22,000  AirTouch Communications, Inc.*...       555,500
                                               ------------
            TEXTILE -- APPAREL -- 0.2%
     3,400  Fruit of the Loom, Inc., Class
            A*...............................       128,775
     3,200  Liz Claiborne, Inc...............       123,600
     1,700  Russell Corp.....................        50,575
     2,800  VF Corp..........................       189,000
                                               ------------
                                                    491,950
                                               ------------

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            TEXTILES -- HOME FURNISHINGS -- 0.0%
       900  Springs Industries, Inc. Class
            A................................  $     38,700
                                               ------------
            TOBACCO -- 1.8%
     7,500  American Brands, Inc.............       372,187
    35,800  Philip Morris Cos., Inc..........     4,031,975
     8,200  U.S.T., Inc......................       265,475
                                               ------------
                                                  4,669,637
                                               ------------
            TOOLS -- HAND HELD -- 0.1%
     3,900  Black & Decker Corp..............       117,488
     2,650  Snap-On, Inc.....................        94,406
     3,900  The Stanley Works................       105,300
                                               ------------
                                                    317,194
                                               ------------
            TOYS/GAME/HOBBY -- 0.2%
     3,800  Hasbro, Inc......................       147,725
    11,947  Mattel, Inc......................       331,529
                                               ------------
                                                    479,254
                                               ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.1%
     5,000  Federal Express Corp.*...........       222,500
                                               ------------
            TRANSPORTATION -- AIRLINE -- 0.3%
     4,000  AMR Corp.*.......................       352,500
     3,300  Delta Air Lines, Inc.............       233,888
     6,400  Southwest Airlines Co............       141,600
     2,800  USAir Group, Inc.*...............        65,450
                                               ------------
                                                    793,438
                                               ------------
            TRANSPORTATION -- RAILROAD -- 1.0%
     6,700  Burlington Northern Santa Fe
            Corp.............................       578,713
     3,503  Conrail, Inc.....................       348,986
     9,508  CSX Corp.........................       401,713
     5,500  Norfolk Southern Corp............       481,250
    10,800  Union Pacific Corp...............       649,350
                                               ------------
                                                  2,460,012
                                               ------------
            TRANSPORTATION -- TRUCKING -- 0.0%
     1,700  Caliber System, Inc..............        32,725
                                               ------------
            UTILITIES -- ELECTRIC POWER -- 2.8%
     8,200  American Electric Power Co.......       337,225
     6,500  Baltimore Gas & Electric Co......       173,875
     6,700  Carolina Power & Light Co........       244,550
     9,300  Central & South West Corp........       238,312
     6,935  CINergy Corp.....................       231,456
    10,300  Consolidated Edison Co. of New
            York, Inc........................       301,275
     6,400  Detroit Edison Co................       207,200
     7,950  Dominion Resources, Inc..........       306,075
     8,900  Duke Power Co....................       411,625
    19,000  Edison International.............       377,625
    10,100  Entergy Corp.....................       280,275
     8,000  FPL Group, Inc...................       368,000
     5,300  General Public Utilities Corp....       178,212
    11,100  Houston Industries, Inc..........       251,137

                                  Continued

THE KENT                            INDEX EQUITY FUND
FUNDS                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
----------                                     ------------
COMMON STOCKS (CONTINUED)
            UTILITIES -- ELECTRIC POWER (CONTINUED)
     6,300  Niagara Mohawk Power Corp.*......  $     62,213
     3,000  Northern States Power Co.........       137,625
     6,700  Ohio Edison Co...................       152,425
    18,100  Pacific Gas & Electric Co........       380,100
    12,900  PacifiCorp.......................       264,450
     9,800  Peco Energy Co...................       247,450
     7,100  PP&L Resources, Inc..............       163,300
    10,500  Public Service Enterprise Group,
            Inc..............................       286,125
    29,600  Southern Co......................       669,700
     9,900  Texas Utilities Co...............       403,425
     9,500  Unicom Corp......................       257,688
     4,500  Union Electric Co................       173,250
                                               ------------
                                                  7,104,593
                                               ------------
            UTILITIES -- GAS DISTRIBUTION -- 0.3%
     4,200  Consolidated Natural Gas Co......       232,050
       900  Eastern Enterprises..............        31,837
     2,200  Nicor, Inc.......................        78,650
     6,000  NorAm Energy Corp................        92,250
     1,200  ONEOK, Inc.......................        36,000
     3,700  Pacific Enterprises..............       112,388
     1,500  People's Energy Corp.............        50,813
                                               ------------
                                                    633,988
                                               ------------
            UTILITIES -- TELEPHONE -- 6.2%
     8,300  Alltel Corp......................       260,413
    24,100  Ameritech Corp...................     1,461,062
    71,156  AT&T Corp........................     3,095,286
    19,200  Bell Atlantic Corp...............     1,243,200
    43,700  BellSouth Corp...................     1,764,387
    42,300  GTE Corp.........................     1,924,650
    30,100  MCI Communications Corp..........       983,894
    19,300  NYNEX Corp.......................       928,812
    18,800  Pacific Telesis Group............       690,900
    26,500  SBC Communications, Inc..........     1,371,375
    18,900  Sprint Corp......................       753,638
    21,000  U.S. West, Inc...................       677,250
    18,000  Worldcom, Inc.*..................       469,125
                                               ------------
                                                 15,623,992
                                               ------------
            TOTAL COMMON STOCKS..............   247,069,284
            (cost $162,869,407)

PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
----------                                     ------------
U.S. GOVERNMENT OBLIGATION -- 0.3%
  $705,000  U.S. Treasury Bill,
            5.08%**, 6/26/97 (b).............  $    687,389
                                               ------------
            TOTAL U.S. GOVERNMENT
            OBLIGATION.......................       687,389
            (cost $687,905)

COMMERCIAL PAPER -- 2.1%
$5,354,434  Ford Motor Credit Co., 6.00%,
            1/2/97...........................     5,354,434
                                               ------------
            TOTAL COMMERCIAL PAPER...........     5,354,434
            (cost $5,354,434)

TOTAL INVESTMENTS -- 99.9%                ...   253,111,107
(cost $168,911,746)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%........................       251,356
                                               ------------
NET ASSETS -- 100.0%.........................  $253,362,463
                                               ============
----------
Percentages indicated are based on net assets of
  $253,362,463.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax purposes
    by the amount of losses recognized for financial
    reporting in excess of federal income tax reporting of
    approximately $839,000. Cost for federal income tax
    purposes differs from value by net unrealized
    appreciation of securities as follows:
      Unrealized appreciation             ...  $ 86,024,712
      Unrealized depreciation             ...    (2,664,351)
                                               ------------
      Net unrealized appreciation         ...  $ 83,360,361
                                               ============
(b) Security has been deposited as initial
    margin on open future contracts.
 * Non-income producing security.
** Annualized yield at time of purchase.
ADR American Depository Receipt

At December 31, 1996, the Fund's open future contracts were as follows:

  # OF          OPENING        CURRENT        MARKET
CONTRACTS    CONTRACT TYPE     POSITION       VALUE
---------    -------------    ----------    ----------
                S & P 500
   13          March 1997     $4,833,055    $4,839,250

                      See Notes to Financial Statements

THE KENT                            STATEMENTS OF ASSETS AND LIABILITIES
FUNDS                               DECEMBER 31, 1996

                                                               GROWTH           SMALL
                                                                AND            COMPANY        INTERNATIONAL        INDEX
                                                            INCOME FUND      GROWTH FUND       GROWTH FUND      EQUITY FUND
                                                            ------------     ------------     -------------     ------------
ASSETS:
  Investments (Note 2):
    Investments at cost.................................    $420,776,264     $451,897,602     $ 333,836,478     $168,911,746
    Net unrealized appreciation.........................      94,185,283      106,453,002        62,427,122       84,199,361
                                                            ------------     ------------      ------------     ------------
      Total investments at value........................     514,961,547      558,350,604       396,263,600      253,111,107
  Foreign currency at value (cost $894,580).............              --               --           894,919               --
  Receivable for investments sold.......................              --               --                --           54,970
  Interest and dividends receivable.....................       1,176,840          455,718           467,170          421,317
  Tax reclaim receivable................................              --               --           483,045               --
  Unrealized gains on forward foreign currency exchange
    contracts...........................................              --               --             3,330               --
  Prepaid expenses (Note 2).............................              --            1,344               858               --
                                                            ------------     ------------      ------------     ------------
      Total Assets......................................     516,138,387      558,807,666       398,112,922      253,587,394
                                                            ------------     ------------      ------------     ------------

LIABILITIES:
  Payable for investments purchased.....................              --           39,132         1,232,078               --
  Payable for capital shares redeemed...................              --              257            30,776               --
  Net payable for variation margin on future
    contracts...........................................              --           26,530                --           93,700
  Advisory fees payable (Note 3)........................          40,114           42,437            32,038            8,497
  Distribution fees payable (Investment Shares) (Note
    3)..................................................           3,143            2,972             1,839            2,098
  Payable to administrator (Note 3).....................          75,499           82,654            56,739           16,114
  Payable to transfer agent (Note 3)....................          32,013           30,175            10,633           25,664
  Payable to custodian..................................          10,047           19,200           121,274            9,343
  Accrued expenses and other liabilities................          57,318           47,713            29,680           69,515
                                                            ------------     ------------      ------------     ------------
      Total Liabilities.................................         218,134          291,070         1,515,057          224,931
                                                            ------------     ------------      ------------     ------------
NET ASSETS..............................................    $515,920,253     $558,516,596     $ 396,597,865     $253,362,463
                                                            ============     ============      ============     ============

NET ASSETS CONSIST OF:
  Paid-in capital.......................................    $416,316,045     $438,010,682     $ 335,104,648     $169,963,979
  Undistributed (distributions in excess of) net
    investment income...................................           9,008           21,461          (637,883)            (733)
  Accumulated net realized gains (losses) on
    investments, foreign currency and futures contracts
    sold................................................       5,409,917       13,989,151          (293,774)        (806,339)
  Net unrealized appreciation of investments............      94,185,283      106,453,002        62,427,122       84,199,361
  Net unrealized depreciation of foreign currency and
    forward foreign currency exchange contracts.........              --               --            (2,248)              --
  Net unrealized appreciation of futures contracts......              --           42,300                --            6,195
                                                            ------------     ------------      ------------     ------------
TOTAL NET ASSETS........................................    $515,920,253     $558,516,596     $ 396,597,865     $253,362,463
                                                            ============     ============      ============     ============

INSTITUTIONAL SHARES:
  Net Assets............................................    $500,856,886     $544,080,907     $ 387,798,521     $243,437,579
  Shares Outstanding....................................      36,032,375       34,776,451        26,286,311       16,551,211
  Net Asset Value, offering and redemption price per
    share...............................................    $      13.90     $      15.65     $       14.75     $      14.71
                                                            ============     ============      ============     ============

INVESTMENT SHARES:
  Net Assets............................................    $ 15,063,367     $ 14,435,689     $   8,799,344     $  9,924,884
  Shares Outstanding....................................       1,090,608          924,573           599,004          674,264
  Net Asset Value and redemption price per share........    $      13.81     $      15.61     $       14.69     $      14.72
                                                            ============     ============      ============     ============
  Maximum Sales Charge -- Investment Shares.............           4.00%            4.00%             4.00%            4.00%
                                                            ============     ============      ============     ============
  Maximum Offering Price Per Share (100%/(100%-Maximum
    Sales Charge) of net asset value adjusted to nearest
    cent) (Investment Shares)...........................    $      14.39     $      16.26     $       15.30     $      15.33
                                                            ============     ============      ============     ============

                       See Notes to Financial Statements.

THE KENT                            STATEMENTS OF OPERATIONS
FUNDS                               FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                  GROWTH           SMALL
                                                                    AND           COMPANY       INTERNATIONAL        INDEX
                                                                INCOME FUND     GROWTH FUND      GROWTH FUND      EQUITY FUND
                                                                -----------     -----------     -------------     -----------
INVESTMENT INCOME (NOTE 2):
  Dividends.................................................    $14,285,964     $ 8,841,723      $ 8,015,441      $ 5,181,285
  Interest..................................................         28,842          63,764           22,589           34,417
  Less: Net foreign taxes withheld..........................        (10,190)             --       (1,271,144)         (10,113)
                                                                -----------     -----------      -----------      -----------
    Total Investment Income.................................     14,304,616       8,905,487        6,766,886        5,205,589
                                                                -----------     -----------      -----------      -----------

EXPENSES:
  Investment advisory fees (Note 3).........................      3,202,775       3,613,394        2,465,291          654,709
  Administration fees (Note 3)..............................        907,073       1,023,402          651,538          436,103
  Custodian fees............................................         26,048          78,258          294,414           31,798
  Legal and audit fees (Note 3).............................         31,552          33,838           26,326           18,380
  Transfer agent fees (Note 3)..............................        107,816          77,530           63,724           97,203
  Distribution fees (Investment Shares) (Note 3)............         32,309          32,104           20,815           20,946
  Other expenses............................................         54,847          92,372           83,206           36,658
                                                                -----------     -----------      -----------      -----------
    Total expenses before waivers...........................      4,362,420       4,950,898        3,605,314        1,295,797
    Less: waivers (Note 3)..................................        (10,783)        (11,802)          (8,113)        (223,616)
                                                                -----------     -----------      -----------      -----------
    Net Expenses............................................      4,351,637       4,939,096        3,597,201        1,072,181
                                                                -----------     -----------      -----------      -----------
NET INVESTMENT INCOME.......................................      9,952,979       3,966,391        3,169,685        4,133,408
                                                                -----------     -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS (NOTE 2):
  Net realized gains on investments.........................     39,233,025      32,298,684        3,376,665        1,057,376
  Net realized gains on futures contracts...................      2,415,000       3,527,985               --        1,498,615
  Net realized losses on foreign currency and forward
    foreign currency exchange contracts.....................             --              --          (45,781)              --
  Net change in unrealized appreciation/depreciation of
    investments.............................................     30,902,403      53,847,793       11,900,956       37,969,480
  Net change in unrealized appreciation/depreciation of
    foreign currency and forward foreign currency exchange
    contracts...............................................             --              --           (8,886)              --
  Net change in unrealized appreciation/depreciation of
    futures contracts.......................................             --          87,425               --           49,520
                                                                -----------     -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS............................................     72,550,428      89,761,887       15,222,954       40,574,991
                                                                -----------     -----------      -----------      -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.................................    $82,503,407     $93,728,278      $18,392,639      $44,708,399
                                                                ===========     ===========     ============      ===========

                       See Notes to Financial Statements.

THE KENT
FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS

                                                              GROWTH AND INCOME FUND           SMALL COMPANY GROWTH FUND
                                                           -----------------------------     -----------------------------
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               1996             1995             1996             1995
                                                           -----------------------------     -----------------------------
NET ASSETS AT BEGINNING OF PERIOD......................   $412,450,592     $316,830,050     $461,027,443     $312,611,638
                                                          ------------     ------------     ------------     ------------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income................................      9,952,979        9,437,219        3,966,391        2,613,616
  Net realized gains on investments....................     39,233,025       29,158,461       32,298,684       13,578,009
  Net realized gains on futures contracts..............      2,415,000           86,350        3,527,985        1,119,425
  Net change in unrealized appreciation/depreciation of
    investments........................................     30,902,403       64,996,671       53,847,793       50,415,105
  Net change in unrealized appreciation/depreciation of
    futures contracts..................................             --               --           87,425          (45,125)
                                                          -------------     ------------     ------------     ------------
  Net increase in net assets resulting from
    operations.........................................     82,503,407      103,678,701       93,728,278       67,681,030
                                                          -------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
INSTITUTIONAL:
  Net investment income................................     (9,772,575)      (9,117,562)      (3,891,501)      (2,536,986)
  Net realized gains...................................    (49,510,778)     (15,389,908)     (24,783,337)     (21,377,049)
                                                          -------------     ------------     ------------     ------------
    Total Distributions -- Institutional Shares........    (59,283,353)     (24,507,470)     (28,674,838)     (23,914,035)
                                                          -------------     ------------     ------------     ------------

INVESTMENT:
  Net investment income................................       (246,918)        (225,735)         (70,033)         (52,489)
  In excess of net investment income...................        (18,400)              --           (7,537)              --
  Net realized gains...................................     (1,458,817)        (419,285)        (629,504)        (575,105)
                                                          -------------     ------------     ------------     ------------
    Total Distributions -- Investment Shares...........     (1,724,135)        (645,020)        (707,074)        (627,594)
                                                          -------------     ------------     ------------     ------------
    Total Distributions to shareholders................    (61,007,488)     (25,152,490)     (29,381,912)     (24,541,629)
                                                          -------------     ------------     ------------     ------------

FUND SHARE TRANSACTIONS (NOTE 4):
  Shares issued........................................    153,847,838      138,196,829      135,473,783      218,014,323
  Reinvestment of distributions........................     27,411,595       11,234,369       14,891,206       13,605,763
  Shares redeemed......................................   (99,285,691)     (132,336,867)    (117,222,202)    (126,343,682)
                                                          -------------     ------------     ------------     -------------
NET INCREASE FROM SHARE TRANSACTIONS...................     81,973,742       17,094,331       33,142,787      105,276,404
                                                          -------------     ------------     ------------     ------------
  Net increase in net assets...........................    103,469,661       95,620,542       97,489,153      148,415,805
                                                          -------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........   $515,920,253     $412,450,592     $558,516,596     $461,027,443
                                                          ============     ============     ============     ============

(A) Accumulated undistributed net investment income....   $      9,008      $    93,922      $    21,461      $    24,141
                                                          =============     ============     ============     ============

                       See Notes to Financial Statements.

THE KENT                            STATEMENTS OF CHANGES IN NET ASSETS
FUNDS                               (CONTINUED)

                                                             INTERNATIONAL GROWTH FUND               INDEX EQUITY FUND
                                                          -------------------------------     -------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                              1996              1995              1996              1995
                                                          ------------------------------      ------------------------------
NET ASSETS AT BEGINNING OF PERIOD.....................    $294,093,096      $184,724,501      $190,488,589      $250,286,380
                                                          ------------      ------------      ------------      ------------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income...............................       3,169,685         2,660,778         4,133,408         4,499,422
  Net realized gains on investments...................       3,376,665         2,507,398         1,057,376        15,892,396
  Net realized gains on futures contracts.............              --                --         1,498,615         1,921,920
  Net realized gains (losses) on foreign currency and
    foreign currency contracts........................         (45,781)        1,799,288
  Net change in unrealized appreciation/depreciation
    of investments....................................      11,900,956        20,329,631        37,969,480        44,492,052
  Net change in unrealized appreciation/depreciation
    of futures contracts..............................              --                --            49,520           (43,325)
  Net change in unrealized appreciation/depreciation
    of foreign currency and forward currency exchange
    contracts.........................................          (8,886)          (15,164)               --                --
                                                          ------------      ------------      ------------      ------------
  Net increase in net assets resulting from
    operations........................................      18,392,639        27,281,931        44,708,399        66,762,465
                                                          ------------      ------------      ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
INSTITUTIONAL:
  Net investment income...............................      (2,589,632)       (2,613,863)       (3,996,731)       (4,347,671)
  In excess of net investment income..................        (504,939)       (2,246,651)               --                --
  Net realized gains..................................      (3,325,497)       (4,858,921)       (4,383,680)      (25,081,995)
  In excess of realized gains.........................        (161,046)               --          (668,004)               --
                                                          ------------      ------------      ------------      ------------
    Total Distributions -- Institutional Shares.......      (6,581,114)       (9,719,435)       (9,048,415)      (29,429,666)
                                                          ------------      ------------      ------------      ------------

INVESTMENT:
  Net investment income...............................         (49,833)          (46,915)         (137,968)          (99,887)
  In excess of net investment income..................              --           (59,182)           (5,705)               --
  Net realized gains..................................         (82,522)         (150,827)         (199,306)         (698,289)
                                                          ------------      ------------      ------------      ------------
    Total Distributions -- Investment Shares..........        (132,355)         (256,924)         (342,979)         (798,176)
                                                          ------------      ------------      ------------      ------------
    Total Distributions to shareholders...............      (6,713,469)       (9,976,359)       (9,391,394)      (30,227,842)
                                                          ------------      ------------      ------------      ------------

FUND SHARE TRANSACTIONS (NOTE 4):
  Shares issued.......................................     139,625,382       153,567,406        72,390,118        58,690,104
  Reinvestment of distributions.......................       3,275,693         5,007,653         6,280,152        18,776,943
  Shares redeemed.....................................     (52,075,476)      (66,512,036)      (51,113,401)     (173,799,461)
                                                          ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS.......      90,825,599        92,063,023        27,556,869       (96,332,414)
                                                          ------------      ------------      ------------      ------------
  Net increase (decrease) in net assets...............     102,504,769       109,368,595        62,873,874       (59,797,791)
                                                          ------------      ------------      ------------      ------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)........    $396,597,865      $294,093,096      $253,362,463      $190,488,589
                                                          ============      ============      ============      ============

(A) Accumulated undistributed (distributions in excess
  of) net investment income...........................    $   (637,883)     $   (506,545)     $       (733)     $     51,864
                                                          ============      ============      ============      ============

                       See Notes to Financial Statements.

THE KENT
FUNDS                               NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, and The Kent Index Equity Fund (individually, a "Portfolio", collectively the "Portfolios") only.

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under a Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objective of the Growth and Income Fund is long-term capital growth with current income as a secondary goal. The Small Company Growth Fund's investment objective is to seek long-term capital appreciation by investing in equity securities of small companies. The investment objective of the International Growth Fund is to seek long-term growth of capital and additional diversification for U.S. investors by investing in a varied portfolio of foreign equity securities. The Index Equity Fund's investment objective is to seek investment results which mirror the capital performance and dividend income of the Standard & Poor's 500 Composite Stock Price Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the last bid price. Unlisted securities are valued at the mean of the current bid and asked prices in the principal market where such securities trade. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION: Investments and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Realized gains and losses on foreign investments and foreign income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  Foreign currency-denominated receivables and payables are "marked-to-market" using the current exchange rate. The fluctuation between the original exchange rate and the current exchange rate is recorded as unrealized currency gain or loss. Upon receipt of payment, a Portfolio realizes a gain or loss on foreign currency amounting to the difference between the original value and the ending value of the receivable or payable. Foreign currency gains and losses related to dividend receivables are reported as part of dividend income.

FUTURES CONTRACTS: Each Portfolio may invest in futures contracts. To the extent that a Portfolio enters into futures contracts on an index or group of securities the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money

THE KENT
FUNDS                               NOTES TO FINANCIAL STATEMENTS (CONTINUED)

measured by the change in the market value of the index or group of securities. Upon entering into a futures contract the Portfolio is required to deposit either cash or securities in an amount ("initial margin") equal to a certain percentage of the contract value with a broker. Subsequent payments ("variation margin") equal to changes in the daily settlement price or last sale on the exchanges where they trade are paid or received each day and are recorded as a gain or loss on futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Growth Fund may enter into forward foreign currency exchange contracts. The purpose of these contracts is to hedge against fluctuation in the value of the underlying currency of certain portfolio investments. A forward foreign currency exchange contract is an agreement to purchase or sell a specified currency at a specified price on a future date. Risks associated with the contract include changes in the value of the foreign currency relative to the U.S. dollar and/or the counterparty's potential inability to perform under the contract.

  The forward foreign currency exchange contracts are valued daily using the current exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Realized gains or losses are recognized when entering a closing or offsetting forward foreign currency exchange contract with the same settlement date and broker.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses from securities and currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  The International Growth Fund, upon the purchase or sale of a security denominated in a foreign currency, may enter into foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction to hedge the portfolio against currency fluctuations during the settlement period. In such cases, the Portfolio has not realized currency gains or losses between the trade and settlement dates on these security transactions.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly, with the exception of the International Growth Fund which declares and pays dividends annually. Net realized capital gains, if any, are distributed at least annually.

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

THE KENT
FUNDS                               NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of the Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Growth and Income Fund and Small Company Growth Fund, 0.75% of the average daily net assets of the International Growth Fund and 0.30% of the average daily net assets of the Index Equity Fund.

  Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc. an indirect wholly-owned subsidiary of First Data, respectively. Also, effective August 5, 1996 and October 7, 1996, respectively, BISYS Fund Services, Inc. assumed the duties as Fund Accountant and Transfer Agent for the Trust from First Data. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Transfer agent fees for each Portfolio for the year ended December 31, 1996 are as follows:

                               INSTITUTIONAL   INVESTMENT
FUND                              SHARES         SHARES
------------------------------ -------------   ----------
Growth and Income Fund........   $ 104,746       $3,070
Small Company Growth Fund.....      75,603        1,927
International Growth Fund.....      62,056        1,668
Index Equity Fund.............      93,421        3,782

  The current and previous Administrators have voluntarily reduced their fees for the Portfolios. Total administrative fees waived for the year ended December 31, 1996 were as follows:

                               INSTITUTIONAL   INVESTMENT
FUND                              SHARES         SHARES
------------------------------ -------------   ----------
Growth and Income Fund........   $  10,469       $  314
Small Company Growth Fund.....      11,505          297
International Growth Fund.....       7,930          183
Index Equity Fund.............     214,980        8,636

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios.

  Distribution fees for each Portfolio for the year ended December 31, 1996 are as follows:

FUND                                 INVESTMENT SHARES
-----------------------------------  -----------------
Growth and Income Fund.............       $32,309
Small Company Growth Fund..........        32,104
International Growth Fund..........        20,815
Index Equity Fund..................        20,946

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as an Assistant Secretary of the Trust.

THE KENT                            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FUNDS

4.  CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Portfolios are summarized below:

                                                              GROWTH AND INCOME FUND             SMALL COMPANY GROWTH FUND
                                                          -------------------------------     -------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                              1996              1995              1996              1995
                                                          ------------------------------      ------------------------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued.........................................  $150,224,731      $135,405,690      $132,474,283      $214,950,302
  Reinvestment of distributions.........................    25,727,424        10,602,239        14,200,151        12,988,002
  Shares redeemed.......................................   (97,365,654)     (130,005,699)     (115,454,666)     (123,856,962)
                                                          ------------      ------------      ------------      ------------
    Net increase from Institutional Share
      transactions......................................  $ 78,586,501      $ 16,002,230      $ 31,219,768      $104,081,342
                                                          ============      ============      ============      ============
INVESTMENT:
  Shares issued.........................................  $  3,623,107      $  2,791,139      $  2,999,500      $  3,064,021
  Reinvestment of distributions.........................     1,684,171           632,130           691,055           617,761
  Shares redeemed.......................................    (1,920,037)       (2,331,168)       (1,767,536)       (2,486,720)
                                                          ------------      ------------      ------------      ------------
    Net increase from Investment Share transactions.....  $  3,387,241      $  1,092,101      $  1,923,019      $  1,195,062
                                                          ============      ============      ============      ============
    Net increase from share transactions................  $ 81,973,742      $ 17,094,331      $ 33,142,787      $105,276,404
                                                          ============      ============      ============      ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued.........................................    10,889,808        10,940,374         8,964,612        15,959,355
  Reinvestment of distributions.........................     1,890,610           836,269           937,802         1,016,738
  Shares redeemed.......................................    (7,034,231)      (10,901,212)       (7,693,348)       (9,782,762)
                                                          ------------      ------------      ------------      ------------
    Net increase from Institutional Share
      transactions......................................     5,746,187           875,431         2,209,066         7,193,331
                                                          ============      ============      ============      ============
INVESTMENT:
  Shares issued.........................................       265,482           231,715           203,920           236,573
  Reinvestment of distributions.........................       124,536            49,928            45,725            48,614
  Shares redeemed.......................................      (139,590)         (207,110)         (118,619)         (195,767)
                                                          ------------      ------------      ------------      ------------
    Net increase from Investment Share transactions.....       250,428            74,533           131,026            89,420
                                                          ============      ============      ============      ============
    Net increase from share transactions................     5,996,615           949,964         2,340,092         7,282,751
                                                          ============      ============      ============      ============

                      See Notes to Financial Statements.

THE KENT                            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FUNDS

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            INTERNATIONAL GROWTH FUND               INDEX EQUITY FUND
                                                         -------------------------------     -------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                             1996              1995              1996              1995
                                                         ------------------------------      -------------------------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued........................................  $137,648,487      $151,546,595      $ 69,650,513      $  56,866,010
  Reinvestment of distributions........................     3,147,652         4,756,128         5,950,954         18,021,509
  Shares redeemed......................................   (50,898,479)      (64,667,292)      (50,001,044)      (172,291,970)
                                                         ------------      ------------      ------------      -------------
    Net increase (decrease) from Institutional Share
      transactions.....................................  $ 89,897,660      $ 91,635,431      $ 25,600,423      $ (97,404,451)
                                                         ============      ============      ============      =============
INVESTMENT:
  Shares issued........................................  $  1,976,895      $  2,020,811      $  2,739,605      $   1,824,094
  Reinvestment of distributions........................       128,041           251,525           329,198            755,434
  Shares redeemed......................................    (1,176,997)       (1,844,744)       (1,112,357)        (1,507,491)
                                                         ------------      ------------      ------------      -------------
    Net increase from Investment Share transactions....  $    927,939      $    427,592      $  1,956,446      $   1,072,037
                                                         ============      ============      ============      =============
    Net increase (decrease) from share transactions....  $ 90,825,599      $ 92,063,023      $ 27,556,869      $ (96,332,414)
                                                         ============      ============      ============      =============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued........................................     9,359,272        11,200,281         5,172,550          4,734,274
  Reinvestment of distributions........................       215,585           346,491           434,418          1,508,630
  Shares redeemed......................................    (3,491,780)       (4,991,387)       (3,699,843)       (14,594,583)
                                                         ------------      ------------      ------------      -------------
    Net increase (decrease) from Institutional Share
      transactions.....................................     6,083,077         6,555,385         1,907,125         (8,351,679)
                                                         ============      ============      ============      =============
INVESTMENT:
  Shares issued........................................       137,013           153,600           205,672            149,481
  Reinvestment of distributions........................         8,820            18,673            24,012             62,301
  Shares redeemed......................................       (81,019)         (141,025)          (81,276)          (128,627)
                                                         ------------      ------------      ------------      -------------
    Net increase from Investment Share transactions....        64,814            31,248           148,408             83,155
                                                         ============      ============      ============      =============
    Net increase (decrease) from share transactions....     6,147,891         6,586,633         2,055,533         (8,268,524)
                                                         ============      ============      ============      =============

                      See Notes to Financial Statements.

THE KENT
FUNDS                               NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1996, were as follows:

FUND                       PURCHASES         SALES
------------------------  ------------    ------------
Growth and Income
  Fund..................  $212,771,808    $172,450,396
Small Company Growth
  Fund..................   108,061,586      79,382,408
International Growth
  Fund..................   140,594,308      41,180,383
Index Equity Fund.......    28,300,325       4,117,798

6.  FOREIGN SECURITIES

  The Growth and Income Fund and the International Growth Fund can purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers.

  The risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.  FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  During the year ended December 31, 1996, the following Portfolios declared long-term capital gain distributions in the following amounts:

FUND                                       AMOUNT
---------------------------------------  -----------
Growth and Income Fund.................  $38,779,536
Small Company Growth Fund..............   16,865,229
International Growth Fund..............    3,240,886
Index Equity Fund......................    4,624,058

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The International Growth Fund had deferred losses of $81,562 which will be treated as arising on the first day of the fiscal year ending December 31, 1997.

  For the taxable year ended December 31, 1996, the following percentages of income dividends paid by the following Portfolios qualify for the dividends received deduction available to corporations:

                                         QUALIFIED
FUND                                  DIVIDEND INCOME
------------------------------------  ---------------
Growth and Income Fund..............        59.7%
Small Company Growth Fund...........        52.6
Index Equity Fund...................        96.0

                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    GROWTH AND INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              1996         1995         1994         1993       1992(1)
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of period....................    $  13.25     $  10.50     $  10.91     $  10.31     $  10.00
                                                            --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income.................................        0.30         0.33         0.31         0.27         0.06
  Net realized and unrealized gains (losses) on
    securities and futures contracts....................        2.16         3.28        (0.26)        0.95         0.31
                                                            --------     --------     --------     --------     --------

Total Income from Investment Operations.................        2.46         3.61         0.05         1.22         0.37
                                                            --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.30)       (0.33)       (0.31)       (0.27)       (0.06)
  In excess of net investment income....................          --           --           **        (0.01)          **
  Net realized gains on securities and futures
    contracts...........................................       (1.51)       (0.53)       (0.15)       (0.34)          --
                                                            --------     --------     --------     --------     --------
    Total Dividends and Distributions...................       (1.81)       (0.86)       (0.46)       (0.62)       (0.06)
                                                            --------     --------     --------     --------     --------
Net change in net asset value...........................        0.65         2.75        (0.41)        0.60         0.31
                                                            --------     --------     --------     --------     --------
Net asset value, end of period..........................    $  13.90     $  13.25     $  10.50     $  10.91     $  10.31
                                                            ========     ========     ========     ========     ========
Total return............................................       19.47%       34.91%        0.51%       11.98%        3.68%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $500,857     $401,371     $308,825     $180,864     $ 76,449
  Ratio of expenses to average net assets...............        0.95%        0.94%        0.98%        1.03%        0.19%++
  Ratio of net investment income to average net
    assets..............................................        2.18%        2.73%        3.04%        2.61%        3.51%+
  Ratio of expenses to average net assets...............        0.95%*        +++          +++          +++          +++
  Ratio of net investment income to average net
    assets..............................................        2.18%*        +++          +++          +++          +++
  Portfolio turnover rate(2)............................          39%          58%          28%          54%           0%
  Average commission rate paid(3).......................    $ 0.0539           --           --           --           --

------------------------------------------------------------------------

  + Annualized

 ++ Not Annualized

 +++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on November 2, 1992.

 (2) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    GROWTH AND INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              1996         1995         1994         1993       1992(1)
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of period....................    $  13.19     $  10.46     $  10.87     $  10.29     $  10.23
                                                            --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income.................................        0.26         0.30         0.32         0.27           **
  Net realized and unrealized gains (losses) on
    securities and futures contracts....................        2.15         3.26        (0.27)        0.93         0.06
                                                            --------     --------     --------     --------     --------
Total Income from Investment Operations.................        2.41         3.56         0.05         1.20         0.06
                                                            --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.26)       (0.30)       (0.31)       (0.23)          --
  In excess of net investment income....................       (0.02)          --           **        (0.05)          --
  Net realized gains on securities and futures
    contracts...........................................       (1.51)       (0.53)       (0.15)       (0.20)          --
  In excess of net realized gains.......................          --           --           --        (0.14)          --
                                                            --------     --------     --------     --------     --------
    Total Dividends and Distributions...................       (1.79)       (0.83)       (0.46)       (0.62)          --
                                                            --------     --------     --------     --------     --------
Net change in net asset value...........................        0.62         2.73        (0.41)        0.58         0.06
                                                            --------     --------     --------     --------     --------
Net asset value, end of period..........................    $  13.81     $  13.19     $  10.46     $  10.87     $  10.29
                                                            ========     ========     ========     ========     ========
Total return(2).........................................       19.14%       34.61%        0.50%       11.81%        0.59%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $ 15,063     $ 11,079     $  8,005     $  4,607     $    102
  Ratio of expenses to average net assets...............        1.09%        1.18%        0.98%        1.22%        0.33%++
  Ratio of net investment income (loss) to average net
    assets..............................................        1.77%        2.48%        3.03%        2.43%       (0.88%)+
  Ratio of expenses to average net assets...............        1.09%*        +++          +++          +++          +++
  Ratio of net investment income to average net
    assets..............................................        1.77%*        +++          +++          +++          +++
  Portfolio turnover rate(3)............................          39%          58%          28%          54%           0%
  Average commission rate paid(4).......................    $ 0.0539           --           --           --           --

------------------------------------------------------------------------

  + Annualized

 ++ Not Annualized

 +++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Investment Class date of initial public investment was December 1, 1992.

 (2) Calculation does not include sales charge.

 (3) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (4) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                               YEAR ENDED DECEMBER 31,
                                                             -----------------------------------------------------------
                                                               1996         1995         1994         1993       1992(1)
                                                             --------     --------     --------     --------     -------
Net asset value, beginning of period.....................    $  13.82     $  11.99     $  12.50     $  10.85     $ 10.00
                                                             --------     --------     --------     --------     -------

Income from Investment Operations:
  Net investment income..................................        0.12         0.10         0.10         0.08        0.02
  Net realized and unrealized gains (losses) on
    securities and futures contracts.....................        2.55         2.64        (0.10)        1.76        0.86
                                                             --------     --------     --------     --------     -------
    Total Income from Investment Operations..............        2.67         2.74           --         1.84        0.88
                                                             --------     --------     --------     --------     -------
Less Dividends and Distributions from:
  Net investment income..................................       (0.12)       (0.10)       (0.09)       (0.08)      (0.02)
  In excess of net investment income.....................          --           --        (0.01)       (0.01)      (0.01)
  Net realized gains on securities and futures
    contracts............................................       (0.72)       (0.81)       (0.41)       (0.10)         --
                                                             --------     --------     --------     --------     -------
    Total Dividends and Distributions....................       (0.84)       (0.91)       (0.51)       (0.19)      (0.03)
                                                             --------     --------     --------     --------     -------
Net change in net asset value............................        1.83         1.83        (0.51)        1.65        0.85
                                                             --------     --------     --------     --------     -------
Net asset value, end of period...........................    $  15.65     $  13.82     $  11.99     $  12.50     $ 10.85
                                                             ========     ========     ========     ========     =======
Total return.............................................       19.56%       23.75%       (0.06)       17.04%       8.75%++

Ratios/Supplemental Data:
Net Assets, end of period (000's)........................    $544,081     $450,072     $304,179     $252,401     $95,999
  Ratio of expenses to average net assets................        0.96%        0.97%        0.98%        1.06%       0.18%++
  Ratio of net investment income to average net assets...        0.78%        0.83%        0.79%        0.74%       1.35%+
  Ratio of expenses to average net assets................        0.96%*        +++          +++          +++         +++
  Ratio of net investment income to average net assets...        0.78%*        +++          +++          +++         +++
  Portfolio turnover rate(2).............................          16%          30%          20%          14%          1%
  Average commission rate paid(3)........................    $ 0.0481           --           --           --          --

------------------------------------------------------------------------

  + Annualized.

 ++ Not Annualized.

+++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Institutional Class commenced operations on November 2, 1992.

 (2) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------
                                                                     1996        1995        1994       1993      1992(1)
                                                                    -------     -------     ------     ------     ------
Net asset value, beginning of period............................    $ 13.81     $ 11.98     $12.49     $10.86     $10.65
                                                                    -------     -------     ------     ------     ------

Income (Loss) from Investment Operations:
  Net investment income.........................................       0.07        0.07       0.10       0.08         **
  Net realized and unrealized gains (losses) on securities and
    futures contracts...........................................       2.54        2.64      (0.11)      1.74       0.21
                                                                    -------     -------     ------     ------     ------
    Total Income (Loss) from Investment Operations..............       2.61        2.71      (0.01)      1.82       0.21
                                                                    -------     -------     ------     ------     ------
Less Dividends and Distributions from:
  Net investment income.........................................      (0.08)      (0.07)     (0.08)     (0.06)        --
  In excess of net investment income............................      (0.01)         --      (0.01)     (0.03)        --
  Net realized gains on securities and futures contracts........      (0.72)      (0.81)     (0.41)     (0.10)        --
                                                                    -------     -------     ------     ------     ------
    Total Dividends and Distributions...........................      (0.81)      (0.88)     (0.50)     (0.19)        --
                                                                    -------     -------     ------     ------     ------
Net change in net asset value...................................       1.80        1.83      (0.51)      1.63       0.21
                                                                    -------     -------     ------     ------     ------
Net asset value, end of period..................................    $ 15.61     $ 13.81     $11.98     $12.49     $10.86
                                                                    =======     =======     ======     ======     ======
Total return(2).................................................      19.16%      23.47%     (0.08%)    16.84%      1.97%++

Ratios/Supplemental Data:
Net Assets, end of period (000's)...............................    $14,436     $10,955     $8,433     $5,345     $   84
  Ratio of expenses to average net assets.......................       1.21%       1.20%      0.98%      1.25%      0.27%++
  Ratio of net investment income to average net assets..........       0.53%       0.59%      0.79%      0.59%     (1.50%)+
  Ratio of expenses to average net assets.......................       1.21%*       +++        +++        +++        +++
  Ratio of net investment income to average net assets..........       0.53%*       +++        +++        +++        +++
  Portfolio turnover rate(3)....................................         16%         30%        20%        14%         1%
  Average commission rate paid(4)...............................    $0.0481          --         --         --         --

------------------------------------------------------------------------

  + Annualized.

 ++ Not Annualized.

+++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  * Amount is less than $0.005.

 (1) The Investment Class date of initial public investment was December 4, 1992.

 (2) Calculation does not include sales charge.

 (3) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (4) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.



                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              1996         1995         1994         1993       1992(1)
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of period....................    $  14.18     $  13.06     $  12.84     $  10.01     $  10.00
                                                            --------     --------     --------     --------      -------
Income from Investment Operations:
  Net investment income.................................        0.13         0.13         0.12         0.09           **
  Net realized and unrealized gains (losses) on
    securities and foreign currency.....................        0.70         1.54         0.61         2.95         0.02
                                                            --------     --------     --------     --------      -------
Total Income from Investment Operations.................        0.83         1.67         0.73         3.04         0.02
                                                            --------     --------     --------     --------      -------
Less Dividends and Distributions from:
  Net investment income.................................       (0.10)       (0.13)       (0.07)       (0.08)          --
  In excess of net investment income....................       (0.02)       (0.11)       (0.03)       (0.04)       (0.01)
  Net realized gains on securities and foreign
    currency............................................       (0.13)       (0.31)       (0.41)       (0.08)          --
  In excess of net realized gains.......................       (0.01)          --           --        (0.01)          --
                                                            --------     --------     --------     --------      -------
    Total Dividends and Distributions...................       (0.26)       (0.55)       (0.51)       (0.21)       (0.01)
                                                            --------     --------     --------     --------      -------
Net change in net asset value...........................        0.57         1.12         0.22         2.83         0.01
                                                            --------     --------     --------     --------      -------
Net asset value, end of period..........................    $  14.75     $  14.18     $  13.06     $  12.84     $  10.01
                                                            ========     ========     ========     ========      =======
Total return............................................        5.87%       13.00%        5.73%       30.32%        0.20%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $387,799     $286,545     $178,186     $157,716     $ 81,105
  Ratio of expenses to average net assets...............        1.09%        1.17%        1.22%        1.33%        0.14%++
  Ratio of net investment income to average net
    assets..............................................        0.97%        1.35%        0.87%        0.86%       (0.28%)+
  Ratio of expenses to average net assets...............        1.09%*        +++          +++          +++          +++
  Ratio of net investment income to average net
    assets..............................................        0.97%*        +++          +++          +++          +++
  Portfolio turnover rate(2)............................          13%           6%          20%           5%           0%
  Average commission rate paid(3).......................    $ 0.0219           --           --           --           --

------------------------------------------------------------------------

  + Annualized

 ++ Not Annualized

+++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on December 4, 1992.

 (2) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              1996         1995         1994         1993       1992(1)
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of period....................    $  14.13     $  13.00     $  12.81     $  10.03     $  10.00
                                                            --------     --------     --------     --------      -------

Income from Investment Operations:
  Net investment income.................................        0.12         0.14         0.14         0.13           **
  Net realized and unrealized gains on securities and
    foreign currency....................................        0.66         1.50         0.56         2.85         0.03
                                                            --------     --------     --------     --------      -------
    Total Income from Investment Operations.............        0.78         1.64         0.70         2.98         0.03
                                                            --------     --------     --------     --------      -------
Less Dividends and Distributions from:
  Net investment income.................................       (0.08)       (0.09)       (0.07)       (0.02)          --
  In excess of net investment income....................          --        (0.11)       (0.03)       (0.09)          --
  Net realized gains on securities and foreign
    currency............................................       (0.14)       (0.31)       (0.41)       (0.05)          --
  In excess of net realized gains.......................          --           --           --        (0.04)          --
                                                            --------     --------     --------     --------      -------
    Total Dividends and Distributions...................       (0.22)       (0.51)       (0.51)       (0.20)          --
                                                            --------     --------     --------     --------      -------
Net change in net asset value...........................        0.56         1.13         0.19         2.78         0.03
                                                            --------     --------     --------     --------      -------
Net asset value, end of period..........................    $  14.69     $  14.13     $  13.00     $  12.81     $  10.03
                                                            ========     ========     ========     ========      =======
Total return(2).........................................        5.57%       12.86%        5.51%       29.67%        0.30%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $  8,799     $  7,548     $  6,539     $  3,202     $     15
  Ratio of expenses to average net assets...............        1.34%        1.40%        1.25%        1.43%        0.20%++
  Ratio of net investment income to average net
    assets..............................................        0.74%        1.11%        0.81%        0.32%       (1.34%)+
  Ratio of expenses to average net assets...............        1.34%*        +++          +++          +++          +++
  Ratio of net investment income to average net
    assets..............................................        0.74%*        +++          +++          +++          +++
  Portfolio turnover rate(3)............................          13%           6%          20%           5%           0%
  Average commission rate paid(4).......................    $ 0.0219           --           --           --           --

------------------------------------------------------------------------

  + Annualized

 ++ Not annualized.

+++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Investment Class date of initial public investment was December 4, 1992.

 (2) Calculation does not include sales charge.

 (3) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (4) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.



                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    INDEX EQUITY FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              1996         1995         1994         1993       1992(1)
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of period....................    $  12.56     $  10.68     $  11.04     $  10.41     $  10.00
                                                            --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income.................................        0.26         0.26         0.25         0.23         0.05
  Net realized and unrealized gains (losses) on
    securities and futures contracts....................        2.47         3.44        (0.15)        0.71         0.41
                                                            --------     --------     --------     --------     --------
Total Income from Investment Operations.................        2.73         3.70         0.10         0.94         0.46
                                                            --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.26)       (0.25)       (0.26)       (0.23)       (0.05)
  In excess of net investment income....................          --           --           --           **           **
  Net realized gains on securities and future
    contracts...........................................       (0.28)       (1.57)       (0.20)       (0.08)          --
  In excess of net realized gains.......................       (0.04)          --           --           --           --
                                                            --------     --------     --------     --------     --------
    Total Dividends and Distributions...................       (0.58)       (1.82)       (0.46)       (0.31)       (0.05)
                                                            --------     --------     --------     --------     --------
Net change in net asset value...........................        2.15         1.88        (0.36)        0.63         0.41
                                                            --------     --------     --------     --------     --------
Net asset value, end of period..........................    $  14.71     $  12.56     $  10.68     $  11.04     $  10.41
                                                            ========     ========     ========     ========     ========
Total return............................................       22.18%       36.23%        0.86%        9.11%        4.55%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $243,438     $183,877     $245,550     $233,451     $153,431
  Ratio of expenses to average net assets...............        0.49%        0.56%        0.58%        0.65%        0.13%++
  Ratio of net investment income to average net
    assets..............................................        1.91%        2.14%        2.32%        2.18%        2.65%+
  Ratio of expenses to average net assets*..............        0.59%        0.56%        0.58%        0.65%        0.13%++
  Ratio of net investment income to average net
    assets*.............................................        1.81%        2.14%        2.32%        2.18%        2.65%+
  Portfolio turnover rate(2)............................           2%           3%          50%           1%           0%
  Average commission rate paid(3).......................    $ 0.0496           --           --           --           --

------------------------------------------------------------------------

  + Annualized

 ++ Not Annualized

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on November 2, 1992.

 (2) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


                      See Notes to Financial Statements.

THE KENT
FUNDS
                                    INDEX EQUITY FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------
                                                                     1996        1995       1994       1993      1992(1)
                                                                    -------     ------     ------     ------     -------
Net asset value, beginning of period............................    $ 12.57     $10.70     $11.07     $10.44     $ 10.28
                                                                     ------     ------     ------     ------      ------
Income from Investment Operations:
  Net investment income.........................................       0.22       0.23       0.26       0.22          **
  Net realized and unrealized gains (losses) on securities and
    futures contracts...........................................       2.48       3.44      (0.17)      0.72        0.16
                                                                     ------     ------     ------     ------      ------
Total Income from Investment Operations.........................       2.70       3.67       0.09       0.94        0.16
                                                                     ------     ------     ------     ------      ------
Less Dividends and Distributions from:
  Net investment income.........................................      (0.22)     (0.23)     (0.26)     (0.20)         --
  In excess of net investment income............................      (0.01)        --         --      (0.03)         --
  Net realized gains on securities and futures contracts........      (0.32)     (1.57)     (0.20)     (0.06)         --
  In excess of net realized gains...............................         --         --         --      (0.02)         --
                                                                     ------     ------     ------     ------      ------
    Total Dividends and Distributions...........................      (0.55)     (1.80)     (0.46)     (0.31)         --
                                                                     ------     ------     ------     ------      ------
Net change in net asset value...................................       2.15       1.87      (0.37)      0.63        0.16
                                                                     ------     ------     ------     ------      ------
Net asset value, end of period..................................    $ 14.72     $12.57     $10.70     $11.07     $ 10.44
                                                                     ======     ======     ======     ======      ======
Total return(2).................................................      21.92%     35.81%      0.75%      9.09%       1.56%++
Net Assets, end of Period (000's)...............................    $ 9,925     $6,612     $4,736     $3,776     $    89
  Ratio of expenses to average net assets.......................       0.74%      0.80%      0.60%      0.86%       0.12%++
  Ratio of net investment income to average net assets..........       1.67%      1.86%      2.30%      2.04%       1.03%+
  Ratio of expenses to average net assets*......................       0.84%      0.81%      0.60%      0.86%       0.12%++
  Ratio of net investment income to average net assets*.........       1.57%      1.85%      2.30%      2.04%       1.03%+
  Portfolio turnover rate(3)....................................          2%         3%        50%         1%          0%
  Average commission rate paid(4)...............................    $0.0496         --         --         --          --

------------------------------------------------------------------------

  + Annualized

 ++ Not Annualized

+++ During the period, there were no waivers and/or reimbursements.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Investment Class date of initial public investment was November 25, 1992.

 (2) Calculation does not include sales charge.

 (3) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (4) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                      See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  The Kent Funds:

  We have audited the accompanying statements of assets and liabilities of The Kent Funds -- Growth and Income Fund, Small Company Growth Fund, International Growth Fund, and Index Equity Fund, including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

                        The Kent    SHORT TERM BOND FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

 PRINCIPAL                                         VALUE
   AMOUNT                                        (NOTE 2)
------------                                   -------------
U.S. GOVERNMENT OBLIGATIONS -- 49.8%
              U.S. TREASURY NOTES -- 49.8%
$  5,000,000  5.13%, 4/30/98.................  $   4,961,700
  16,200,000  7.13%, 10/15/98................     16,544,250
  25,000,000  8.88%, 11/15/98................     26,304,750
  43,000,000  7.50%, 10/31/99................     44,599,170
  12,500,000  5.63%, 2/28/01.................     12,252,000
   5,000,000  6.63%, 7/31/01.................      5,079,700
   8,000,000  7.50%, 11/15/01................      8,421,280
                                               -------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS....................    118,162,850
                                               -------------
              (cost $118,540,527)

U.S. GOVERNMENT AGENCY OBLIGATION -- 2.1%
              FEDERAL HOME LOAN MORTGAGE
              CORP. -- 2.1%
   5,000,000  4.65%*, 3/11/97................      4,951,900
                                               -------------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATION.....................      4,951,900
                                               -------------
              (cost $5,000,000)

CORPORATE NOTES AND BONDS -- 46.2%
              BANKING -- 4.3%
   5,000,000  Chase Manhattan Corp.,
              7.50%, 12/1/97.................      5,062,200
   5,000,000  National Bank of Detroit,
              Medium Term Note,
              6.45%, 7/10/97.................      5,022,800
                                               -------------
                                                  10,085,000
                                               -------------
              BROKERS -- 4.7%
   6,000,000  Morgan Stanley Group, Inc.,
              Medium Term Note,
              6.50%, 3/30/01.................      5,978,040
   5,000,000  Salomon, Inc., Medium Term
              Note,
              8.71%, 2/17/98.................      5,141,250
                                               -------------
                                                  11,119,290
                                               -------------

              COMPUTER HARDWARE MANUFACTURING -- 2.1%
   5,000,000  International Business Machines
              Corp.,
              6.38%, 11/1/97.................      5,018,050
                                               -------------

              ENTERTAINMENT -- 2.1%
   5,000,000  Walt Disney Co., Series A,
              Global Bond,
              6.38%, 3/30/01.................      4,978,000
                                               -------------

              FINANCE -- 19.6%
   5,329,000  Associates Corp. N.A.,
              5.25%, 3/30/00.................      5,144,990
   6,000,000  AT&T Capital Corp.,
              7.39%, 4/15/97.................      6,028,260
   5,000,000  Ford Motor Credit Corp.,
              7.13%, 12/1/97.................      5,050,350


 PRINCIPAL                                         VALUE
   AMOUNT                                        (NOTE 2)
------------                                   -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              FINANCE (CONTINUED)
$  5,000,000  General Motors Acceptance
              Corp., Medium Term Note,
              6.75%, 4/29/97.................  $   5,016,750
   5,000,000  General Motors Acceptance
              Corp., Medium Term Note,
              8.25%, 1/23/98.................      5,120,900
   5,000,000  Goldman Sachs Group, L.P.,
              6.10%, 4/15/98 (b).............      4,973,700
   5,000,000  Household Finance Corp., Medium
              Term Note,
              6.85%, 7/21/97.................      5,026,700
   5,000,000  New England Education Loan
              Marketing Corp., Medium Term
              Note,
              6.13%, 7/17/98.................      4,987,500
   5,000,000  Norwest Corp., Medium Term
              Note,
              7.13%, 9/9/99..................      5,103,600
                                               -------------
                                                  46,452,750
                                               -------------
              INSURANCE -- 2.1%
   5,000,000  Travelers Group, Inc.,
              5.75%, 4/15/98.................      4,973,700
                                               -------------

              PHARMACEUTICALS -- 2.2%
   5,000,000  American Home Products Corp.,
              7.70%, 2/15/00.................      5,184,650
                                               -------------

              RETAIL -- 2.4%
   5,500,000  Sears Roebuck & Co.,
              8.45%, 11/1/98.................      5,708,835
                                               -------------

              TELECOMMUNICATIONS -- 2.5%
   6,000,000  Southwestern Bell Telephone
              Co., Medium Term Note,
              6.13%, 3/12/01.................      5,910,720
                                               -------------

              TRANSPORTATION -- 2.1%
   5,000,000  Ryder System, Inc., Medium Term
              Note,
              7.88%, 11/24/97................      5,077,400
                                               -------------

              UTILITIES -- 2.1%
   5,000,000  Georgia Power Co., First
              Mortgage,
              6.13%, 9/1/99..................      4,971,900
                                               -------------

              TOTAL CORPORATE NOTES AND
              BONDS..........................    109,480,295
                                               -------------
              (cost $109,906,325)

COMMERCIAL PAPER -- 0.4%
              FINANCE -- 0.4%
     967,762  Ford Motor Credit Corp.,
              6.00%, 1/2/97..................        967,762
                                               -------------

              TOTAL COMMERCIAL PAPER.........        967,762
                                               -------------
              (cost $967,762)

                                  Continued
                                      13

                        The Kent    SHORT TERM BOND FUND
                        Funds       PORTFOLIO OF INVESTMENTS  (CONTINUED)
                                    DECEMBER 31, 1996

                                                   VALUE
                                                 (NOTE 2)
                                               -------------

TOTAL INVESTMENTS -- 98.5%...................  $ 233,562,807
(cost $234,414,614)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.5%.......................................      3,534,103
                                               -------------
NET ASSETS -- 100.0%.........................  $ 237,096,910
                                               =============

---------------------------------------

Percentages indicated are based on net assets of $237,096,910.

(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized depreciation of
    securities as follows:
         Unrealized appreciation............  $ 1,270,773
         Unrealized depreciation............   (2,122,580)
                                              -----------
         Net unrealized depreciation........  $  (851,807)
                                              ============
(b) 144a security which is restricted as to resale to institutional investors.

* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                        The Kent    INTERMEDIATE BOND FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
   AMOUNT                                        (NOTE 2)
------------                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 75.7%
              U.S. TREASURY NOTES -- 69.8%
$ 34,000,000  5.25%, 7/31/98.................  $ 33,718,480
  20,000,000  8.88%, 11/15/98................    21,043,800
  35,000,000  6.38%, 5/15/99.................    35,300,650
  38,000,000  7.50%, 10/31/99................    39,413,220
  76,250,000  7.75%, 1/31/00.................    79,788,762
  30,000,000  6.88%, 3/31/00.................    30,675,000
  24,000,000  8.75%, 8/15/00.................    26,010,000
  33,500,000  6.25%, 8/31/00.................    33,625,625
  47,000,000  6.38%, 3/31/01.................    47,315,840
  40,000,000  7.50%, 11/15/01................    42,106,400
  65,000,000  6.25%, 2/15/03.................    64,918,750
  32,000,000  7.88%, 11/15/04................    34,920,000
   6,465,000  6.50%, 5/15/05.................     6,508,445
  26,210,000  7.00%, 7/15/06.................    27,229,831
  19,710,000  6.50%, 10/15/06................    19,817,814
                                               ------------
                                                542,392,617
                                               ------------

              U.S TREASURY BONDS -- 5.9%
  30,000,000  9.13%, 5/15/09.................    34,551,600
  10,000,000  7.50%, 11/15/16................    10,825,000
                                               ------------
                                                 45,376,600
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS....................   587,769,217
                                               ------------
              (cost $594,399,216)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
              FEDERAL HOME LOAN BANK -- 0.6%
   5,000,000  6.49%, 1/8/04..................     4,983,250
                                               ------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. -- 2.5%
   5,000,000  4.65%*, 3/11/97................     4,951,900
  10,410,000  8.12%, 1/31/05.................    11,330,660
   3,000,000  7.22%, 6/14/06.................     3,100,320
                                               ------------
                                                 19,382,880
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOC. -- 1.2%
   9,100,000  6.15%, 7/25/16.................     9,045,946
                                               ------------

              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS....................    33,412,076
                                               ------------
              (cost $33,754,514)

COMMERCIAL PAPER -- 0.1%
              FINANCE -- 0.1%
     804,948  Ford Motor Credit Corp., 6.00%,
              1/2/97.........................       804,948
                                               ------------
              TOTAL COMMERCIAL PAPER.........       804,948
                                               ------------
              (cost $804,948)

 PRINCIPAL                                        VALUE
   AMOUNT                                        (NOTE 2)
------------                                   ------------

CORPORATE NOTES AND BONDS -- 18.8%
              BANKING -- 6.6%
$  6,000,000  Bank of Montreal-Chicago,
              7.80%, 4/1/07..................  $  6,246,840
   7,000,000  Chemical Bank, 7.00%, 6/1/05...     6,985,300
   8,000,000  Midland Bank PLC, 6.95%,
              3/15/11........................     7,718,320
   5,000,000  NCNB Corp., 9.38%, 9/15/09.....     5,856,300
   8,000,000  Royal Bank of Scotland, 6.38%,
              2/1/11.........................     7,347,440
   7,000,000  Societe Generale New York,
              9.88%, 7/15/03.................     8,076,390
   9,350,000  Societe Generale New York,
              7.40%, 6/1/06..................     9,512,130
                                               ------------
                                                 51,742,720
                                               ------------
              BROKERS -- 3.6%
   5,000,000  Morgan Stanley Group, Inc.,
              Medium Term Note, Series C,
              6.70%, 5/1/01..................     5,015,850
   5,000,000  Salomon, Inc., Medium Term
              Note, 6.22%*, 2/15/99..........     5,010,250
   5,000,000  Salomon, Inc., 7.25%, 5/1/01...     5,047,300
   5,000,000  Smith Barney Holdings, Inc.,
              6.63%, 11/15/03................     4,923,450
   8,000,000  Smith Barney Holdings, Inc.,
              7.13%, 10/1/06.................     7,990,000
                                               ------------
                                                 27,986,850
                                               ------------
              FINANCIAL SERVICES -- 7.1%
  10,000,000  CIT Group Holdings, Medium Term
              Note, 6.25%, 10/25/99..........     9,980,300
  10,000,000  Ford Capital, Guaranteed Notes,
              9.88%, 5/15/02.................    11,374,000
   8,400,000  Ford Motor Credit Corp., Medium
              Term Note, 9.03%, 12/30/09,
              Callable 12/30/04 @ 100........     9,370,704
   5,000,000  General Electric Capital Corp.,
              6.66%*, 5/1/18, Callable 5/1/00
              @ 100..........................     5,031,300
   4,000,000  Household Finance Corp., 6.88%,
              3/1/03.........................     4,020,360
  10,000,000  New England Education, Loan
              Marketing Corp., Medium Term
              Note, 6.13%, 7/17/98...........     9,975,000
   5,000,000  Sears Roebuck Acceptance Corp.,
              Medium Term Note, 6.86%,
              8/6/01.........................     5,040,200
                                               ------------
                                                 54,791,864
                                               ------------

                                  Continued
                                      15

                        The Kent    INTERMEDIATE BOND FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
   AMOUNT                                        (NOTE 2)
------------                                   ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              HUMAN RESOURCES -- 0.7%
$  5,500,000  Olsten Corp., 7.00%, 3/15/06...  $  5,461,775
                                               ------------
              TELECOMMUNICATIONS -- 0.8%
   6,000,000  Bell Canada, 7.75%, 4/1/06.....     6,292,140
                                               ------------
              TOTAL CORPORATE NOTES AND BONDS
              (cost $144,750,685)............   146,275,349
                                               ------------

TOTAL INVESTMENTS -- 98.9%...................   768,261,590
(cost $773,709,363)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.1%.......................................     8,461,248
                                               ------------
NET ASSETS -- 100.0%.........................  $776,722,838
                                               ============

---------------------------------------
Percentages indicated are based on net assets of $776,722,838.

(a)  Represents cost for financial reporting purposes and
     differs from cost basis for federal income tax
     purposes by the amount of losses recognized for
     financial reporting in excess of federal income tax
     reporting of approximately $687,000. Cost for federal
     income tax purposes differs from value by net
     unrealized depreciation of securities as follows:
           Unrealized appreciation..........  $  4,518,491
           Unrealized depreciation..........   (10,653,264)
                                              ------------
           Net unrealized depreciation......  $ (6,134,773)
                                              ============
* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.
PLC  Public Limited Company

                       See Notes to Financial Statements.

                        The Kent    INCOME FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

 PRINCIPAL                                         VALUE
   AMOUNT                                        (NOTE 2)
------------                                   -------------
U.S. GOVERNMENT OBLIGATIONS -- 62.6%
              U.S. TREASURY BONDS -- 62.6%
 $30,000,000  11.88%, 11/15/03...............  $  39,135,900
  25,000,000  10.38%, 11/15/12...............     32,195,250
  41,800,000  9.25%, 2/15/16.................     53,066,354
  10,350,000  7.25%, 5/15/16.................     10,928,979
   7,500,000  8.75%, 8/15/20.................      9,234,375
   7,000,000  7.13%, 2/15/23.................      7,308,420
                                               -------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS....................    151,869,278
                                               -------------
              (cost $151,160,825)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
              FEDERAL HOME LOAN MORTGAGE
              CORP. -- 1.1%
   2,500,000  7.22%, 6/14/06.................      2,583,600
                                               -------------
              FEDERAL NATIONAL MORTGAGE
              ASSOC. -- 2.1%
   5,000,000  7.40%, 7/1/04..................      5,239,850
                                               -------------

              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS....................      7,823,450
                                               -------------
              (cost $7,520,354)

COMMERCIAL PAPER -- 0.2%
              FINANCE -- 0.2%
     478,449  Ford Motor Credit Corp.,
              6.00%, 1/2/97..................        478,449
                                               -------------
              TOTAL COMMERCIAL PAPER.........        478,449
                                               -------------
              (cost $478,449)

CORPORATE NOTES AND BONDS -- 30.9%
              BANKING -- 14.7%
   2,700,000  Bank of Montreal-Chicago,
              7.80%, 4/1/07..................      2,811,078
   2,000,000  Bank of New York,
              8.50%, 12/15/04................      2,184,060
   2,000,000  BankAmerica Corp.,
              7.20%, 4/15/06.................      2,019,580
   2,000,000  Chase Manhattan Corp.,
              7.13%, 3/1/05..................      2,014,820
   2,000,000  Fleet Financial Group,
              8.63%, 1/15/07.................      2,206,680
   2,000,000  Midland Bank PLC,
              7.63%, 6/15/06.................      2,070,920
   2,000,000  Midland Bank PLC,
              6.95%, 3/15/11.................      1,929,580
   3,000,000  National City Bank of
              Cleveland,
              7.25%, 7/15/10.................      3,007,050
   3,000,000  NCNB Corp.,
              10.20%, 7/15/15................      3,795,570
   2,250,000  PNC Bank, N.A.,
              7.88%, 4/15/05.................      2,354,175

 PRINCIPAL                                         VALUE
   AMOUNT                                        (NOTE 2)
------------                                   -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              BANKING (CONTINUED)
  $2,000,000  Republic New York Corp.,
              7.00%, 3/22/11.................  $   1,965,860
   3,000,000  Royal Bank of Scotland,
              6.38%, 2/1/11..................      2,755,290
   4,600,000  Societe Generale New York,
              7.40%, 6/1/06..................      4,679,764
   2,000,000  Swiss Bank Corp. -- New York,
              7.38%, 7/15/15.................      1,991,440
                                               -------------
                                                  35,785,867
                                               -------------
              BROKERS -- 1.7%
   2,000,000  Lehman Brothers Holdings, Inc.,
              8.75%, 3/15/05.................      2,154,120
   2,000,000  Salomon, Inc.,
              6.75%, 2/15/03.................      1,958,820
                                               -------------
                                                   4,112,940
                                               -------------
              CHEMICALS -- 1.3%
   3,000,000  Engelhard Corp.,
              7.38%, 8/1/06..................      3,089,850
                                               -------------
              FINANCIAL SERVICES -- 4.5%
   2,000,000  Discover Credit,
              9.26%, 3/20/12.................      2,370,000
   2,000,000  Ford Motor Credit Corp.,
              9.03%, 12/30/09, Callable
              12/30/04 @ 100.................      2,231,120
   2,000,000  General Motors Acceptance
              Corp.,
              9.13%, 7/15/01.................      2,186,500
   4,000,000  St. Paul Cos., Inc.,
              7.25%, 8/9/07..................      4,080,280
                                               -------------
                                                  10,867,900
                                               -------------
              GAS TRANSMISSION -- 1.0%
   2,500,000  Enserch Corp.,
              7.13%, 6/15/05.................      2,487,800
                                               -------------
              HUMAN RESOURCES -- 0.6%
   1,500,000  Olsten Corp.,
              7.00%, 3/15/06.................      1,489,575
                                               -------------
              INSURANCE -- 1.7%
   2,000,000  Geico Corp.,
              7.50%, 4/15/05.................      2,067,760
   2,000,000  Travelers Group, Inc.,
              7.88%, 5/15/25.................      2,088,980
                                               -------------
                                                   4,156,740
                                               -------------
              OIL & GAS -- 2.5%
   5,000,000  Phillips Petroleum Co.,
              9.38%, 2/15/11.................      5,971,750
                                               -------------
              RETAIL STORES -- 2.1%
   5,000,000  Fred Meyer, Inc., Lease Trust,
              8.50%, 7/15/17 (b).............      5,166,500
                                               -------------

                                  Continued

                        The Kent    INCOME FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                         VALUE
   AMOUNT                                        (NOTE 2)
------------                                   -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES -- 0.8%
  $2,000,000  Pacific Gas & Electric,
              6.25%, 3/1/04..................  $   1,918,380
                                               -------------
              TOTAL CORPORATE NOTES AND
              BONDS..........................     75,047,302
                                               -------------
              (cost $73,925,490)

FOREIGN GOVERNMENT AGENCY -- 0.5%
              CANADA -- 0.5%
   1,000,000  Hydro-Quebec,
              9.41%, 3/23/00.................      1,081,880
                                               -------------

              TOTAL FOREIGN GOVERNMENT
              AGENCY.........................      1,081,880
                                               -------------
              (cost $1,059,483)

MUNICIPAL SECURITY -- 0.8%
              CALIFORNIA -- 0.8%
   2,000,000  San Bernardino County Financing
              Authority,
              Pension Obligation Revenue,
              6.99%, 8/1/10,
              (Insured by MBIA)..............      1,995,000
                                               -------------
              TOTAL MUNICIPAL SECURITY.......      1,995,000
                                               -------------
              (cost $2,030,920)

TOTAL INVESTMENTS -- 98.2%...................    238,295,359
(cost $236,175,521)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.8%.......................................      4,486,356
                                               -------------
NET ASSETS -- 100.0%.........................  $ 242,781,715
                                               =============

---------------------------------------
Percentages indicated are based on net assets of
$242,781,715.
(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized appreciation of
    securities as follows:
         Unrealized appreciation............  $ 3,752,698
         Unrealized depreciation............   (1,632,860)
                                              -----------
         Net unrealized appreciation........  $ 2,119,838
                                              ============
(b) 144a security which is restricted as to resale to institutional investors.
MBIA -- Municipal Bond Insurance Association
PLC -- Public Limited Company


                      See Notes to Financial Statements.

                        The Kent    STATEMENTS OF ASSETS AND LIABILITIES
                        Funds       DECEMBER 31, 1996

                                                                            SHORT TERM
                                                                               BOND         INTERMEDIATE
                                                                               FUND          BOND FUND       INCOME FUND
                                                                           ------------     ------------     ------------
ASSETS:
  Investments (Note 2):
    Investments at cost..................................................  $234,414,614     $773,709,363     $236,175,521
    Net unrealized appreciation (depreciation)...........................      (851,807)      (5,447,773)       2,119,838
                                                                           ------------     ------------     ------------
      Total investments at value.........................................   233,562,807      768,261,590      238,295,359
  Interest and dividends receivable......................................     3,628,157       13,741,603        4,592,584
  Unamortized organizational costs (Note 2)..............................            --               --            6,024
  Prepaid expenses.......................................................         1,563            2,223               --
                                                                           ------------     ------------     ------------
    Total Assets.........................................................   237,192,527      782,005,416      242,893,967
                                                                           ------------     ------------     ------------
LIABILITIES:
  Payable for investments purchased......................................            --        5,000,000               --
  Advisory fees payable (Note 3).........................................        12,946           47,973           16,025
  Payable to administrator (Note 3)......................................        36,430          120,027           36,186
  Payable to transfer agent (Note 3).....................................        16,608           39,857           11,758
  Printing fees payable..................................................         4,851           12,085            6,901
  Registration & filing fees payable.....................................            --               --           18,318
  Accrued expenses and other liabilities.................................        24,782           62,636           23,064
                                                                           ------------     ------------     ------------
    Total Liabilities....................................................        95,617        5,282,578          112,252
                                                                           ------------     ------------     ------------
NET ASSETS...............................................................  $237,096,910     $776,722,838     $242,781,715
                                                                           ============     ============     ============
NET ASSETS CONSIST OF:
  Paid-in capital........................................................  $243,035,195     $789,079,580     $239,174,252
  Accumulated undistributed net investment income........................       108,998          131,834           49,689
  Accumulated net realized gains (losses) on investments sold............    (5,195,476)      (7,040,803)       1,437,936
  Net unrealized appreciation/depreciation of investments................      (851,807)      (5,447,773)       2,119,838
                                                                           ------------     ------------     ------------
TOTAL NET ASSETS.........................................................  $237,096,910     $776,722,838     $242,781,715
                                                                           ============     ============     ============
INSTITUTIONAL SHARES:
  Net Assets.............................................................  $235,430,128     $769,395,499     $240,059,997
  Shares Outstanding.....................................................    24,151,394       78,822,775       23,623,536
  Net Asset Value, offering and redemption price per share...............  $       9.75     $       9.76     $      10.16
                                                                           ============     ============     ============
INVESTMENT SHARES:
  Net Assets.............................................................  $  1,666,782     $  7,327,339     $  2,721,718
  Shares Outstanding.....................................................       171,112          749,163          267,927
  Net Asset Value and redemption price per share.........................  $       9.74     $       9.78     $      10.16
                                                                           ============     ============     ============
  Maximum Sales Charge -- Investment Shares..............................          4.00%            4.00%            4.00%
                                                                           ============     ============     ============
  Maximum Offering Price Per Share -- Investment Shares
    (100%/(100%-Maximum Sales Charge) of net asset value
    adjusted to nearest cent)............................................  $      10.15     $      10.19     $      10.58
                                                                           ============     ============     ============

                      See Notes to Financial Statements.
                                      19

                        The Kent    STATEMENTS OF OPERATIONS
                        Funds       FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            SHORT TERM
                                                                               BOND         INTERMEDIATE
                                                                               FUND          BOND FUND       INCOME FUND
                                                                            -----------     ------------     -----------
INVESTMENT INCOME (NOTE 2):
  Interest..............................................................    $19,169,228     $ 55,874,467     $14,688,283
  Dividends.............................................................        249,655        1,250,117         234,655
  Other income..........................................................         49,300               --              --
                                                                            -----------     ------------     -----------
    Total Investment Income.............................................     19,468,183       57,124,584      14,922,938
                                                                            -----------     ------------     -----------
EXPENSES:
  Investment advisory fees (Note 3).....................................      1,421,272        4,537,199       1,209,526
  Administration fees (Note 3)..........................................        563,561        1,635,571         399,104
  Custodian fees........................................................         13,952           30,360          13,946
  Legal and audit fees (Note 3).........................................         11,500           41,331          23,288
  Transfer agent fees (Note 3)..........................................         32,649           76,868          25,309
  Distribution fees (Note 3)............................................          3,861           18,017           5,672
  Amortization of organization costs (Note 2)...........................             --               --           1,855
  Other expenses........................................................             --           56,522           1,358
                                                                            -----------     ------------     -----------
    Total Expenses before waivers.......................................      2,046,795        6,395,868       1,680,058
    Less: Waivers (Note 3)..............................................         (6,738)         (17,116)         (5,166)
                                                                            -----------     ------------     -----------
  Net Expenses..........................................................      2,040,057        6,378,752       1,674,892
                                                                            -----------     ------------     -----------
NET INVESTMENT INCOME...................................................     17,428,126       50,745,832      13,248,046
                                                                            -----------     ------------     -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE 2):
  Net realized gains (losses) on investments sold.......................       (937,245)      (7,025,161)      2,157,485
  Net change in unrealized appreciation/depreciation of investments.....     (5,032,357)     (20,975,605)     (7,015,717)
                                                                            -----------     ------------     -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS.......................     (5,969,602)     (28,000,766)     (4,858,232)
                                                                            -----------     ------------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................    $11,458,524     $ 22,745,066     $ 8,389,814
                                                                            ===========     ============     ===========

                      See Notes to Financial Statements.

                        The Kent
                        Funds       STATEMENTS OF CHANGES IN NET ASSETS

                                             SHORT TERM                    INTERMEDIATE
                                             BOND FUND                       BOND FUND                     INCOME FUND
                                    ----------------------------   -----------------------------   ----------------------------
                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        1996            1995           1996            1995            1996          1995(1)
                                    -------------   ------------   -------------   -------------   -------------   ------------
NET ASSETS AT BEGINNING OF
  PERIOD..........................  $ 312,313,894   $178,414,322    $ 861,662,351   $ 987,061,853   $ 128,017,408   $         --
                                    -------------   ------------    -------------   -------------   -------------   ------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income...........     17,428,126     16,283,239       50,745,832      56,284,701      13,248,046      6,998,828
  Net realized gains (losses) on
    investments sold..............       (937,245)      (169,677)      (7,025,161)     26,073,254       2,157,485      3,044,746
  Net change in unrealized
    appreciation/depreciation of
    investments...................     (5,032,357)     9,890,799      (20,975,605)     51,247,235      (7,015,717)     9,135,555
                                    -------------   ------------    -------------   -------------   -------------   ------------
  Net increase in net assets
    resulting from operations.....     11,458,524     26,004,361       22,745,066     133,605,190       8,389,814     19,179,129
                                    -------------   ------------    -------------   -------------   -------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 2):
INSTITUTIONAL:
  Net investment income...........    (17,416,111)   (16,005,158)     (51,337,391)    (54,864,816)    (13,204,524)    (6,835,136)
  In excess of net investment
    income........................             --             --       (2,304,413)             --      (1,956,281)            --
  Net realized gains on
    investments...................             --             --               --              --        (717,482)    (1,002,058)
                                    -------------   ------------    -------------   -------------   -------------   ------------
    Total Dividends and
    Distributions -- Institutional
      Shares......................    (17,416,111)   (16,005,158)     (53,641,804)    (54,864,816)    (15,878,287)    (7,837,194)
                                    -------------   ------------    -------------   -------------   -------------   ------------
INVESTMENT:
  Net investment income...........        (85,476)       (86,567)        (422,949)       (405,376)       (143,574)       (63,640)
  In excess of net investment
    income........................         (9,055)            --          (38,057)             --         (20,998)            --
  Net realized gains on
    investments...................             --             --               --              --          (2,063)       (15,724)
                                    -------------   ------------    -------------   -------------   -------------   ------------
    Total Dividends and
      Distributions -- Investment
      Shares......................        (94,531)       (86,567)        (461,006)       (405,376)       (166,635)       (79,364)
                                    -------------   ------------    -------------   -------------   -------------   ------------
    Total Dividends and
      Distributions to
      shareholders................    (17,510,642)   (16,091,725)     (54,102,810)    (55,270,192)    (16,044,922)    (7,916,558)
                                    -------------   ------------    -------------   -------------   -------------   ------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares issued.....     71,401,214    323,161,029      200,094,674     247,279,350     155,448,604    190,561,586
  Reinvestment of distributions...     11,174,796     10,720,840       29,128,985      27,999,029       2,778,971      1,295,537
  Cost of shares redeemed.........   (151,740,876)  (209,894,933)    (282,805,428)   (479,012,879)    (35,808,160)   (75,102,286)
                                    -------------   ------------    -------------   -------------   -------------   ------------
TOTAL NET INCREASE (DECREASE) FROM
  SHARE TRANSACTIONS..............    (69,164,866)   123,986,936      (53,581,769)   (203,734,500)    122,419,415    116,754,837
                                    -------------   ------------    -------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets........................    (75,216,984)   133,899,572      (84,939,513)   (125,399,502)    114,764,307    128,017,408
                                    -------------   ------------    -------------   -------------   -------------   ------------
NET ASSETS AT END OF PERIOD
  (INCLUDING LINE A)..............  $ 237,096,910   $312,313,894   $  776,722,838   $ 861,662,351   $ 242,781,715   $128,017,408
                                    =============   ============   ==============   =============   =============   ============
(A) Accumulated undistributed net
  investment income...............  $     108,998   $    191,514   $      131,834   $   1,014,509   $      49,689   $    100,052
                                    =============   ============   ==============   =============   =============   ============

------------------------------------------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                      See Notes to Financial Statements.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund and The Kent Income Fund (individually, a "Portfolio", collectively, the "Portfolios") only.

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objective of the Short Term Bond Fund is to seek current income by investing primarily in a limited range of investment quality fixed income securities. The Intermediate Bond Fund's investment objective is to seek current income by investing primarily in a broad range of investment quality debt securities. The investment objective of the Income Fund is to seek a high level of current income by investing in a broad range of investment quality debt securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount) and dividends earned less accrued expenses. Net realized capital gains, if any, are distributed at least annually.

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  At December 31, 1996, the following Portfolios had capital loss carryforwards which will expire during the years indicated:

              FUND                  AMOUNT       YEAR
--------------------------------  ----------     ----
Short Term Bond Fund............  $  656,100     2001
                                   3,015,994     2002
                                     467,881     2003
                                     438,260     2004
                                  ----------
                                  $4,578,235
                                  ==========
Intermediate Bond Fund..........  $6,353,600     2004
                                  ==========

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATION COSTS: The Kent Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Portfolio's commencement of operations. In the event that any of the initial shares purchased by the Portfolio's sponsor are redeemed during such period by any holder thereof, the Portfolio will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of the Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Short Term Bond Fund, 0.55% of the average daily net assets of the Intermediate Bond Fund and 0.60% of the average daily net assets of the Income Fund.

  Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc., an indirect wholly owned subsidiary of First Data, respectively. Also, effective August 5, 1996 and October 7, 1996, respectively, BISYS Fund Services, Inc. assumed the duties as Fund Accountant and Transfer Agent for the Trust from First Data. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Transfer agent fees for each Portfolio for the year ended December 31, 1996 are as follows:

                             INSTITUTIONAL     INVESTMENT
           FUND                 SHARES           SHARES
---------------------------  -------------     ----------
Short Term Bond Fund.......     $32,464           $185
Intermediate Bond Fund.....      76,182            686
Income Fund................      25,024            285

                                      23

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The current and previous Administrators have voluntarily reduced their fees for the Portfolios. Total administration fees waived for the year ended December 31, 1996 were as follows:

                             INSTITUTIONAL     INVESTMENT
           FUND                 SHARES           SHARES
---------------------------  -------------     ----------
Short Term Bond Fund.......     $ 5,159           $ 35
Intermediate Bond Fund.....      16,960            156
Income Fund................       5,111             55

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios. Currently, the Short Term Bond Fund makes payments at the rate of only 0.15% of the average daily net assets of its Investment Shares pursuant to the Plan. For the year ended December 31, 1996, the Distributor had waived a total of $1,544 of distribution fees for the Short Term Bond Fund.

  Gross distribution fees for each Portfolio for the year ended December 31, 1996 are as follows:

               FUND                  INVESTMENT SHARES
-----------------------------------  -----------------
Short Term Bond Fund...............       $ 3,861
Intermediate Bond Fund.............        18,017
Income Fund........................         5,672

Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as an Assistant Secretary of the Trust.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Portfolios are summarized below:

                                             SHORT TERM                     INTERMEDIATE
                                              BOND FUND                       BOND FUND                     INCOME FUND
                                    -----------------------------   -----------------------------   ---------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                        1996            1995            1996            1995            1996         1995(1)
                                    -------------   -------------   -------------   -------------   ------------   ------------
DOLLAR AMOUNTS
  INSTITUTIONAL:
    Shares issued.................  $  71,054,235   $ 322,116,358   $ 198,301,060   $ 245,393,454   $154,129,760   $188,610,553
    Reinvestment of
      distributions...............     11,089,747      10,643,869      28,757,725      27,671,824      2,631,559      1,224,206
    Shares redeemed...............   (151,375,676)   (208,678,578)   (281,359,682)   (473,921,393)   (35,226,634)   (74,962,453)
                                    -------------   -------------   -------------   -------------   ------------   ------------
      Net increase (decrease) from
         Institutional Share
         transactions.............  $ (69,231,694)  $ 124,081,649   $ (54,300,897)  $(200,856,115)  $121,534,685   $114,872,306
                                    =============   =============   =============   =============   ============   ============
  INVESTMENT:
    Shares issued.................  $     346,979   $   1,044,671   $   1,793,614   $   1,885,896   $  1,318,844   $  1,951,033
    Reinvestment of
      distributions...............         85,049          76,971         371,260         327,205        147,412         71,331
    Shares redeemed...............       (365,200)     (1,216,355)     (1,445,746)     (5,091,486)      (581,526)      (139,833)
                                    -------------   -------------   -------------   -------------   ------------   ------------
      Net increase (decrease) from
         Investment Share
         transactions.............  $      66,828   $     (94,713)  $     719,128   $  (2,878,385)  $    884,730   $  1,882,531
                                    =============   =============   =============   =============   ============   ============
Total net increase (decrease) from
  Share transactions..............  $ (69,164,866)  $ 123,986,936   $ (53,581,769)  $(203,734,500)  $122,419,415   $116,754,837
                                    =============   =============   =============   =============   ============   ============

SHARE ACTIVITY
  INSTITUTIONAL:
    Shares issued.................      7,222,192      32,658,819      20,156,864      24,970,345     15,175,279     18,576,033
    Reinvestment of
      distributions...............      1,133,650       1,085,057       2,949,495       2,819,915        259,124        116,628
    Shares redeemed...............    (15,396,719)    (21,120,973)    (28,751,972)    (48,530,997)    (3,437,207)    (7,066,321)
                                    -------------   -------------   -------------   -------------   ------------   ------------
      Net increase (decrease) from
         Institutional Share
         transactions.............     (7,040,877)     12,622,903      (5,645,613)    (20,740,737)    11,997,196     11,626,340
                                    =============   =============   =============   =============   ============   ============
  INVESTMENT:
    Shares issued.................         35,323         106,935         182,449         192,685        129,967        187,592
    Reinvestment of
      distributions...............          8,703           7,878          38,010          33,253         14,507          6,743
    Shares redeemed...............        (37,044)       (123,971)       (148,005)       (536,288)       (57,824)       (13,058)
                                    -------------   -------------   -------------   -------------   ------------   ------------
      Net increase (decrease) from
         Investment Share
         transactions.............          6,982          (9,158)         72,454        (310,350)        86,650        181,277
                                    =============   =============   =============   =============   ============   ============
Total net increase (decrease) from
  Share transactions..............     (7,033,895)     12,613,745      (5,573,159)    (21,051,087)    12,083,846     11,807,617
                                    =============   =============   =============   =============   ============   ============

------------------------------------------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1996, were as follows:

         FUND             PURCHASES          SALES
----------------------- --------------   --------------
Short Term Bond Fund... $   86,687,429   $  154,134,058
Intermediate Bond
  Fund.................  1,044,698,353    1,048,061,020
Income Fund............    317,210,138      197,212,919

6.  FEDERAL INCOME TAXES (UNAUDITED)

  During the year ended December 31, 1996, the Income Fund declared long-term capital distributions in the amount of $641,432.

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. The Short Term Bond Fund and Income Fund had deferred losses of $617,241 and $2,737, respectively, which will be treated as arising on the first day of the fiscal year ending December 31, 1997.

                        The Kent    SHORT TERM BOND FUND
                        Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
                                                                 1996         1995         1994         1993       1992(1)
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period.........................  $   9.96     $   9.52     $   9.91     $   9.99     $  10.00
                                                               --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income......................................      0.61         0.55         0.48         0.42         0.07
  Net realized and unrealized gains (losses) on securities...     (0.21)        0.43        (0.38)       (0.09)       (0.01)
                                                               --------     --------     --------     --------     --------
    Total Income from Investment Operations..................      0.40         0.98         0.10         0.33         0.06
                                                               --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income......................................     (0.61)       (0.54)       (0.49)       (0.41)       (0.07)
  In excess of net investment income.........................        --           --           **           --           **
                                                               --------     --------     --------     --------     --------
    Total Dividends and Distributions........................     (0.61)       (0.54)       (0.49)       (0.41)       (0.07)
                                                               --------     --------     --------     --------     --------
Net change in net asset value................................     (0.21)        0.44        (0.39)       (0.08)       (0.01)
                                                               --------     --------     --------     --------     --------
Net asset value, end of period...............................  $   9.75     $   9.96     $   9.52     $   9.91     $   9.99
                                                               ========     ========     ========     ========     ========

Total return.................................................      4.22%       10.53%        1.03%        3.36%        0.53%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)..........................  $235,430     $310,680     $176,765     $255,892     $186,124
  Ratio of expenses to average net assets....................      0.70%        0.77%        0.73%        0.81%        0.14%++
  Ratio of net investment income to average net assets.......      6.17%        5.60%        4.75%        4.24%        4.05%+
  Ratio of expenses to average net assets....................      0.70%*        +++          +++          +++          +++
  Ratio of net investment income to average net assets.......      6.17%*        +++          +++          +++          +++
  Portfolio turnover rate(2).................................        32%          75%          56%          50%           5%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Amount is less than $0.005.
(1) The Institutional Class commenced operations on November 2, 1992.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See Notes to Financial Statements.

                        The Kent    SHORT TERM BOND FUND
                        Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                1996         1995         1994         1993       1992(1)
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $   9.95     $   9.52     $   9.91     $  10.02     $   9.99
                                                              --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income.....................................      0.59         0.52         0.47         0.38         0.02
  Net realized and unrealized gains (losses) on
    securities..............................................     (0.20)        0.44        (0.37)       (0.08)        0.01
                                                              --------     --------     --------     --------     --------
    Total Income from Investment Operations.................      0.39         0.96         0.10         0.30         0.03
                                                              --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income.....................................     (0.54)       (0.53)       (0.48)       (0.41)          --
  In excess of net investment income........................     (0.06)          --        (0.01)          --           --
  Net realized gains on securities..........................        --           --           --           --           --
                                                              --------     --------     --------     --------     --------
    Total Dividends and Distributions.......................     (0.60)       (0.53)       (0.49)       (0.41)          --
                                                              --------     --------     --------     --------     --------
Net change in net asset value...............................     (0.21)        0.43        (0.39)       (0.11)        0.03
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $   9.74     $   9.95     $   9.52     $   9.91     $  10.02
                                                              ========     ========     ========     ========     ========

Total return(2).............................................      4.06%       10.30%        1.01%        3.04%        0.30%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................  $  1,667     $  1,634     $  1,649     $  1,427     $    111
  Ratio of expenses to average net assets...................      0.85%        0.91%        0.74%        1.24%        0.12%++
  Ratio of net investment income to average net assets......      6.02%        5.40%        4.79%        3.91%        3.31%+
  Ratio of expenses to average net assets...................      0.96%*        +++          +++          +++          +++
  Ratio of net investment income to average net assets......      5.91%*        +++          +++          +++          +++
  Portfolio turnover rate(3)................................        32%          75%          56%          50%           5%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) The Investment Class date of initial public investment was December 4, 1992.
(2) Calculation does not include sales charge.
(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See Notes to Financial Statements.

                        The Kent    INTERMEDIATE BOND FUND
                        Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
                                                                 1996         1995         1994         1993       1992(1)
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period.........................  $  10.12     $   9.29     $  10.18     $  10.00     $  10.00
                                                               --------     --------     --------     --------     --------

Income (Loss) from Investment Operations:
  Net investment income......................................      0.60         0.65         0.56         0.51         0.08
  Net realized and unrealized gains (losses) on securities...     (0.32)        0.81        (0.88)        0.32           **
                                                               --------     --------     --------     --------     --------
    Total Income (Loss) from Investment Operations...........      0.28         1.46        (0.32)        0.83         0.08
                                                               --------     --------     --------     --------     --------
Less Dividends and Distributions from:
  Net investment income......................................     (0.61)       (0.63)       (0.54)       (0.51)       (0.08)
  In excess of net investment income.........................     (0.03)          --        (0.01)          **           **
  Net realized gains on securities...........................        --           --        (0.02)       (0.14)          --
                                                               --------     --------     --------     --------     --------
    Total Dividends and Distributions........................     (0.64)       (0.63)       (0.57)       (0.65)       (0.08)
                                                               --------     --------     --------     --------     --------
Net change in net asset value................................     (0.36)        0.83        (0.89)        0.18           --
                                                               --------     --------     --------     --------     --------
Net asset value, end of period...............................  $   9.76     $  10.12     $   9.29     $  10.18     $  10.00
                                                               ========     ========     ========     ========     ========

Total return.................................................      3.01%       16.18%       (3.19%)       8.42%        0.83%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)..........................  $769,395     $854,801     $977,865     $434,264     $203,129
  Ratio of expenses to average net assets....................      0.77%        0.77%        0.80%        0.85%        0.15%++
  Ratio of net investment income to average net assets.......      6.18%        6.50%        6.03%        5.03%        5.32%+
  Ratio of expenses to average net assets....................      0.78%*        +++          +++          +++          +++
  Ratio of net investment income to average net assets.......      6.17%*        +++          +++          +++          +++
  Portfolio turnover rate(2).................................       135%         166%         124%         126%           1%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Amount is less than $0.005.
(1) The Institutional Class commenced operations on November 2, 1992.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See Notes to Financial Statements.

                        The Kent    INTERMEDIATE BOND FUND
                        Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                1996         1995         1994         1993       1992(1)
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  10.14     $   9.32     $  10.19     $  10.03     $   9.98
                                                                ------       ------       ------       ------       ------

Income (Loss) from Investment Operations:
  Net investment income.....................................      0.58         0.61         0.57         0.47         0.03
  Net realized and unrealized gains (losses) on
    securities..............................................     (0.32)        0.82        (0.87)        0.34         0.02
                                                                ------       ------       ------       ------       ------
    Total Income (Loss) from Investment Operations..........      0.26         1.43        (0.30)        0.81         0.05
                                                                ------       ------       ------       ------       ------
Less Dividends and Distributions from:
  Net investment income.....................................     (0.57)       (0.61)       (0.54)       (0.46)          --
  In excess of net investment income........................     (0.05)          --        (0.01)       (0.05)          --
  Net realized gains on securities..........................        --           --        (0.02)       (0.14)          --
                                                                ------       ------       ------       ------       ------
    Total Dividends and Distributions.......................     (0.62)       (0.61)       (0.57)       (0.65)          --
                                                                ------       ------       ------       ------       ------
Net change in net asset value...............................     (0.36)        0.82        (0.87)        0.16         0.05
                                                                ------       ------       ------       ------       ------
Net asset value, end of period..............................  $   9.78     $  10.14     $   9.32     $  10.19     $  10.03
                                                                ======       ======       ======       ======       ======

Total return(2).............................................      2.76%       15.76%       (3.01%)       8.19%        0.50%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................  $  7,327     $  6,862     $  9,196     $  4,966     $    174
  Ratio of expenses to average net assets...................      1.02%        1.01%        0.81%        1.13%        0.16%++
  Ratio of net investment income to average net assets......      5.92%        6.24%        5.94%        4.75%        4.94%+
  Ratio of expenses to average net assets...................      1.03%*        +++          +++          +++          +++
  Ratio of net investment income to average net assets......      5.91%*        +++          +++          +++          +++
  Portfolio turnover rate(3)................................       135%         166%         124%         126%           1%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) The Investment Class date of initial public investment was November 25, 1992.
(2) Calculation does not include sales charge.
(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See Notes to Financial Statements.

                        The Kent    INCOME FUND
                        Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                                   YEAR ENDED
                                                                                                  DECEMBER 31,
                                                                                              ---------------------
                                                                                                1996       1995(1)
                                                                                              --------     --------
Net asset value, beginning of period........................................................  $  10.84     $  10.00
                                                                                              --------     --------

Income from Investment Operations:
  Net investment income.....................................................................      0.66         0.55
  Net realized and unrealized gains (losses) on securities..................................     (0.56)        0.92
                                                                                              --------     --------
    Total Income from Investment Operations.................................................      0.10         1.47
                                                                                              --------     --------
Less Dividends and Distributions from:
  Net investment income.....................................................................     (0.65)       (0.54)
  In excess of net investment income........................................................     (0.10)          --
  Net realized gains on securities..........................................................     (0.03)       (0.09)
                                                                                              --------     --------
    Total Dividends and Distributions.......................................................     (0.78)       (0.63)
                                                                                              --------     --------
Net change in net asset value...............................................................     (0.68)        0.84
                                                                                              --------     --------
Net asset value, end of period..............................................................  $  10.16     $  10.84
                                                                                              ========     ========

Total return................................................................................      1.19%       15.05%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................................................  $240,060     $126,056
  Ratio of expenses to average net assets...................................................      0.83%        0.91%+
  Ratio of net investment income to average net assets......................................      6.57%        6.65%+
  Ratio of expenses to average net assets...................................................      0.83%*        +++
  Ratio of net investment income to average net assets......................................      6.57%*        +++
  Portfolio turnover rate(2)................................................................       102%          50%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) The Institutional Class commenced operations on March 20, 1995.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


                      See Notes to Financial Statements.

                        The Kent    INCOME FUND
                        Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                                        YEAR ENDED
                                                                                                       DECEMBER 31,
                                                                                                     -----------------
                                                                                                      1996      1995(1)
                                                                                                     ------     ------
Net asset value, beginning of period.............................................................    $10.82     $10.00
                                                                                                     ------     ------

Income from Investment Operations:
  Net investment income..........................................................................      0.66       0.52
  Net realized and unrealized gains (losses) on securities.......................................     (0.56)      0.91
                                                                                                     ------     ------
    Total Income from Investment Operations......................................................      0.10       1.43
                                                                                                     ------     ------
Less Dividends and Distributions from:
  Net investment income..........................................................................     (0.64)     (0.52)
  In excess of net investment income.............................................................     (0.09)        --
  Net realized gains on securities...............................................................     (0.03)     (0.09)
                                                                                                     ------     ------
    Total Dividends and Distributions............................................................     (0.76)     (0.61)
                                                                                                     ------     ------
Net change in net asset value....................................................................     (0.66)      0.82
                                                                                                     ------     ------
Net asset value, end of period...................................................................    $10.16     $10.82
                                                                                                     ======     ======

Total return(2)..................................................................................      1.16%     14.63%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)..............................................................    $2,722     $1,961
  Ratio of expenses to average net assets........................................................      1.08%      1.14%+
  Ratio of net investment income to average net assets...........................................      6.31%      6.40%+
  Ratio of expenses to average net assets........................................................      1.08%*      +++
  Ratio of net investment income to average net assets...........................................      6.31%*      +++
  Portfolio turnover rate(3).....................................................................       102%        50%

------------------------------------------------------------------------

  + Annualized.
 ++ Not Annualized.
+++ During the period, there were no waivers and/or reimbursements.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) The Investment Class date of initial public investment was March 22, 1995.
(2) Calculation does not include sales charge.
(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  The Kent Funds:

  We have audited the accompanying statements of assets and liabilities of The Kent Funds -- Short Term Bond Fund, Intermediate Bond Fund and Income Fund, including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

                        The Kent    LIMITED TERM TAX-FREE FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

 PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
-----------                                     -----------
             MUNICIPAL SECURITIES -- 97.6%
             ALASKA -- 2.5%
$   500,000  Alaska State Housing Finance
             Corp., Series A,
             4.35%, 6/1/98 (Insured by
             MBIA)............................  $   500,625
    530,000  Alaska State Housing Finance
             Corp., Series A,
             4.60%, 12/1/00 (Insured by
             MBIA)............................      531,988
                                                -----------
                                                  1,032,613
                                                -----------
             ARIZONA -- 2.7%
  1,000,000  Arizona State University Revenue,
             Prerefunded 7/1/01 @ 102,
             7.10%, 7/1/16....................    1,125,000
                                                -----------
             CALIFORNIA -- 3.0%
  1,000,000  University of California,
             Multiple Purpose Projects, Series
             B,
             9.00%, 9/1/03 (Insured by
             MBIA)............................    1,237,500
                                                -----------
             CONNECTICUT -- 2.5%
  1,000,000  Connecticut State, Series C, GO,
             5.38%, 8/15/02...................    1,043,750
                                                -----------
             DISTRICT OF COLUMBIA -- 2.4%
  1,000,000  District of Columbia, GO,
             5.10%, 12/1/99 (Insured by
             MBIA)............................    1,017,500
                                                -----------
             GEORGIA -- 3.9%
  1,500,000  Georgia State, Series B, GO,
             5.95%, 3/1/03....................    1,616,250
                                                -----------
             ILLINOIS -- 11.3%
    500,000  Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement, GO,
             6.20%, 1/1/98....................      511,210
  1,000,000  Chicago Metropolitan Water
             Reclamation District, Working
             Cash Fund, GO,
             5.90%, 12/1/04...................    1,076,250
  1,010,000  Cook County High School District
             No. 227,
             5.00%, 12/1/05...................    1,013,787
  1,000,000  Illinois Educational Facilities
             Authority Revenue, Loyola
             University, Series A,
             6.30%, 7/1/98 (Insured by
             MBIA)............................    1,035,000
  1,000,000  Illinois State Sales Tax Revenue,
             Series O,
             5.90%, 6/15/01...................    1,047,500
                                                -----------
                                                  4,683,747
                                                -----------
             KENTUCKY -- 2.5%
  1,000,000  Kentucky State Property &
             Buildings, Commission, Project
             No. 53,
             5.80%, 10/1/98...................    1,026,250
                                                -----------

 PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
-----------                                     -----------
MUNICIPAL SECURITIES (CONTINUED)
             LOUISIANA -- 2.5%
$ 1,000,000  Louisiana State Gas & Fuels Tax
             Revenue, Series A,
             7.00%, 11/15/98 (Insured by
             FGIC)............................  $ 1,048,750
                                                -----------
             MARYLAND -- 2.5%
  1,000,000  Washington Suburban Sanitary
             District, Sewerage Disposal,
             First Series, GO,
             6.13%, 6/1/98....................    1,028,750
                                                -----------
             MASSACHUSETTS -- 2.5%
  1,000,000  Massachusetts State, Series B,
             GO,
             5.10%, 11/1/02...................    1,028,750
                                                -----------
             MICHIGAN -- 13.3%
  1,235,000  Detroit, GO, Prerefunded
             4/1/01 @ 102,
             8.00%, 4/1/11....................    1,420,250
  1,000,000  Detroit, Self-Insurance,
             Series A, GO,
             5.20%, 5/1/98....................    1,003,750
    500,000  Michigan State Hospital Finance
             Authority, Genesys Health
             Systems, Series A,
             6.40%, 10/1/97...................      505,885
  1,600,000  Michigan State Hospital Finance
             Authority Revenue, Sisters of
             Mercy Health Corp., Series P,
             4.60%, 8/15/02 (Insured by
             MBIA)............................    1,588,000
  1,000,000  Michigan State Housing
             Development Authority, Rental
             Housing Revenue,
             5.15%, 10/1/00 (Insured by
             MBIA)............................    1,015,000
                                                -----------
                                                  5,532,885
                                                -----------
             MINNESOTA -- 2.4%
  1,000,000  University of Minnesota,
             4.80%, 8/15/03...................    1,000,000
                                                -----------
             NEVADA -- 2.7%
  1,090,000  Las Vegas, GO,
             6.75%, 8/1/98 (Insured by
             MBIA)............................    1,134,962
                                                -----------
             NEW JERSEY -- 2.7%
  1,000,000  New Jersey Economic Development
             Authority, Series A, Market
             Transition Facility Revenue,
             7.00%, 7/1/03 (Insured by
             MBIA)............................    1,130,000
                                                -----------

                                  Continued
                                      13

                        The Kent    LIMITED TERM TAX-FREE FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
-----------                                     -----------
MUNICIPAL SECURITIES (CONTINUED)
             OKLAHOMA -- 5.2%
$ 1,000,000  Oklahoma County Independent,
             School District No. 89, GO,
             5.40%, 2/1/99....................  $ 1,021,250
  1,115,000  Tulsa Industrial Authority
             Revenue, University of Tulsa,
             Series A,
             5.50%, 10/1/00 (Insured by
             MBIA)............................    1,155,419
                                                -----------
                                                  2,176,669
                                                -----------
             PENNSYLVANIA -- 2.4%
  1,000,000  Pennsylvania State,
             First Series, GO,
             5.00%, 5/1/99....................    1,016,250
                                                -----------
             SOUTH DAKOTA -- 2.5%
  1,050,000  Sioux Falls Sales Tax Revenue,
             Series A,
             4.50%, 11/15/01..................    1,047,375
                                                -----------
             TEXAS -- 14.2%
  1,000,000  Harris County Flood Control
             District, Series C, GO,
             Prerefunded 11/1/99 @ 100,
             6.50%, 11/1/10 (Insured by
             MBIA)............................    1,058,750
  1,000,000  Houston Independent School
             District, GO, Public Property
             Finance Contractual Obligation,
             6.25%, 7/15/99...................    1,047,500
  1,500,000  Houston Water & Sewer System
             Revenue, Junior Lien, Series C,
             4.75%, 12/1/97 (Insured by
             MBIA)............................    1,513,530
  1,000,000  Pasadena Independent School
             District, GO, Prerefunded
             8/15/01 @ 100,
             6.75%, 8/15/05 (Insured by
             FGIC)............................    1,092,500
  1,100,000  Texas State Public Finance
             Authority, Building Revenue,
             Series A,
             6.00%, 8/1/02 (Insured by
             AMBAC)...........................    1,179,750
                                                -----------
                                                  5,892,030
                                                -----------
             UTAH -- 2.6%
  1,000,000  Intermountain Power Agency, Utah
             Power Supply, Series A,
             Prerefunded 7/1/99 @ 102,
             7.00%, 7/1/21....................    1,083,750
                                                -----------

 PRINCIPAL                                         VALUE
  AMOUNT                                         (NOTE 2)
-----------                                     -----------
MUNICIPAL SECURITIES (CONTINUED)
             VIRGINIA -- 3.7%
$ 1,500,000  Norfolk, GO,
             5.13%, 6/1/01....................  $ 1,541,250
                                                -----------
             WEST VIRGINIA -- 2.6%
  1,000,000  West Virginia State Hospital
             Finance Authority, Revenue,
             Cabell Huntington Hospital, Inc.,
             Series B, Prerefunded
             1/1/99 @ 102,
             7.70%, 1/1/19....................    1,085,000
                                                -----------
             WISCONSIN -- 2.5%
  1,000,000  Green Bay, Series A, GO,
             5.10%, 4/1/00....................    1,025,000
                                                -----------
             WYOMING -- 2.5%
  1,000,000  Campbell County School District,
             No. 001 Gillette, GO,
             5.15%, 6/1/02....................    1,026,250
                                                -----------
             TOTAL MUNICIPAL SECURITIES.......   40,580,281
                                                -----------
             (cost $39,983,660)

  SHARES
-----------
             INVESTMENT COMPANY -- 1.0%
    407,775  Dreyfus Tax-Exempt Cash
             Management Fund..................      407,775
                                                -----------
             TOTAL INVESTMENT COMPANY.........      407,775
                                                -----------
             (cost $407,775)
TOTAL INVESTMENTS -- 98.6%....................   40,988,056
(cost $40,391,435)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.4%.........................      589,263
                                                -----------
NET ASSETS -- 100.0%..........................  $41,577,319
                                                ===========

---------------------------------------
Percentages indicated are based on net assets of $41,577,319.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
             Unrealized appreciation.............  $601,011
             Unrealized depreciation.............    (4,390)
                                                   --------
             Net unrealized appreciation.........  $596,621
                                                   ========
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Corp.
GO        General Obligation
MBIA      Municipal Bond Insurance Association



                      See Notes to Financial Statements.
                                      14

                        The Kent    INTERMEDIATE TAX-FREE FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

PRINCIPAL
AMOUNT
------
                                                  VALUE
                                                 (NOTE 2)
                                               ------------
             MUNICIPAL SECURITIES -- 98.2%
             ALASKA -- 3.2%
 $1,520,000  Alaska Municipal Bond Bank
             Authority, Series A, GO, 4.75%,
             10/1/99.........................  $  1,527,600
  1,000,000  Anchorage, GO, 6.30%, 7/1/99
             (Insured by MBIA)...............     1,047,500
  1,000,000  Anchorage Electric Utility,
             Revenue Bond, Senior Lien,
             5.50%, 12/1/03, Callable 6/1/03
             @ 102 (Insured by MBIA).........     1,038,750
  5,000,000  North Slope Boro, Series B, GO,
             7.50%, 6/30/01 (Insured by
             FSA)............................     5,587,500
                                               ------------
                                                  9,201,350
                                               ------------
             ARIZONA -- 4.2%
  5,000,000  Arizona State Transportation
             Board, Excise Tax Revenue,
             Series A, Maricopa County
             Regional Area Read, 5.60%,
             7/1/03 (Insured by AMBAC).......     5,262,500
  1,500,000  Pima County Unified School
             District, No. 1 Tucson, Series
             B, GO, 6.80%, 7/1/00............     1,620,000
  5,000,000  Salt River Project Agricultural
             Improvement and Power District
             Electric System, Series A,
             5.625%, 1/1/06..................     5,299,400
                                               ------------
                                                 12,181,900
                                               ------------
             CALIFORNIA -- 7.2%
  3,400,000  California State, GO, 6.60%,
             2/1/10..........................     3,838,702
  2,250,000  Metropolitan Water District,
             Southern California Waterworks
             Revenue, Series B, 5.50%, 7/1/03
             (Insured by MBIA)...............     2,370,937

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)

 $3,000,000  Orange County, Series A,
             Refunding Recovery Bonds, 6.00%,
             6/1/10 (Insured by MBIA)........    $3,206,250

             CALIFORNIA (CONTINUED)
  2,000,000  Riverside County Transportation
             Commission, Sales Tax Revenue,
             Series A, 5.60%, 6/1/05 (Insured
             by AMBAC).......................     2,112,500
  1,000,000  San Francisco City & County
             School District, Facility
             Improvements, Series C, GO,
             6.00%, 6/15/01 (Insured by
             FGIC)...........................     1,062,500
  2,000,000  Turlock Irrigation District
             Revenue, Series A, 6.00%, 1/1/06
             (Insured by MBIA)...............     2,170,000
  4,850,000  University of California
             Revenue, Multiple Purpose
             Projects, Series B, 9.00%,
             9/1/03 (Insured by MBIA)........     6,001,875
                                               ------------
                                                 20,762,764
                                               ------------
             COLORADO -- 2.5%
  4,000,000  Arapahoe County School District
             No. 5, Cherry Creek, Series A,
             GO, 5.25%, 12/15/02.............     4,145,000
  1,000,000  Colorado Springs Utility
             Revenue, Series A, 6.50%,
             11/15/03........................     1,088,750
  2,000,000  Jefferson County School District
             No. 1, Series A, GO, 4.00%,
             12/15/98........................     1,995,000
                                               ------------
                                                  7,228,750
                                               ------------
             CONNECTICUT -- 1.5%
  4,000,000  Connecticut State, Series A
             6.00%, 5/15/02..................     4,285,000
                                               ------------

                                   Continued

                        The Kent    INTERMEDIATE TAX-FREE FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             FLORIDA -- 4.8%
 $1,000,000  Broward County School District,
             GO, 5.20%, 2/15/03..............  $  1,022,500
  1,000,000  Dade County Water & Sewer System
             Revenue, 5.50%, 10/1/25,
             Callable 10/1/05 @ 102 (Insured
             by FGIC)........................       981,250
  3,000,000  Florida State, Series A, Broward
             County Expressway Authority, GO
             5.90%, 7/1/97...................     3,036,150
  2,000,000  Florida State Board of Education
             Capital Outlay, Series A, GO,
             7.25%, 6/1/97...................     2,030,800
  1,140,000  Gainesville Utilities System
             Revenue, Series A, Prerefunded
             10/1/02 @ 102, 6.50%, 10/1/22...     1,262,550
  1,350,000  Jacksonville Excise Tax Revenue
             Bonds, 4.75%, 10/1/01...........     1,360,125
  2,000,000  Lakeland Electric & Water
             Revenue, 5.90%, 10/1/07.........     2,140,000
  1,000,000  Tampa Guaranteed Entitlement
             Revenue, 6.60%, 10/1/00 (Insured
             by AMBAC).......................     1,075,000
  1,000,000  Tampa Utility Tax & Special
             Revenue, 6.30%, 10/1/00 (Insured
             by AMBAC).......................     1,065,000
                                               ------------
                                                 13,973,375
                                               ------------
             GEORGIA -- 4.3%
  2,670,000  Atlanta Airport Facilities
             Revenue, Series B, (AMT), 5.50%,
             1/1/03 (Insured by AMBAC).......     2,763,450
  4,000,000  Georgia State, Series B, GO,
             5.95%, 3/1/08...................     4,330,000
  4,000,000  Georgia State, Series F, GO,
             6.50%, 12/1/01..................     4,385,000
  1,000,000  Georgia State Tollway Authority
             Revenue, Georgia 400 Project,
             6.25%, 7/1/00...................     1,067,500
                                               ------------
                                                 12,545,950
                                               ------------

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             HAWAII -- 1.2%
  1,025,000  Honolulu City & County, Series
             A, GO, 5.60%, 1/1/05............  $  1,074,969
  1,000,000  Honolulu City & County, Series
             D, GO, 6.50%, 12/1/00...........     1,080,000
  1,150,000  Maui County, Series A, GO,
             Prerefunded 12/1/00 @ 101,
             6.80%, 12/1/03 (Insured by
             AMBAC)..........................     1,263,562
                                               ------------
                                                  3,418,531
                                               ------------
             ILLINOIS -- 6.5%
  2,000,000  Chicago Metropolitan Water,
             Reclamation District, Capital
             Improvement, GO, 6.80%,
             1/1/03..........................     2,152,500

 $3,000,000  Chicago Metropolitan Water,
             Reclamation District, Capital
             Improvement, GO, 5.50%,
             12/1/10.........................  $  3,033,750
  2,000,000  Chicago School Finance
             Authority, Series A, GO, 4.90%,
             6/1/05 (Insured by MBIA)........     1,987,500
  4,270,000  DuPage & Will Counties Community
             Schools, District No. 204, GO,
             4.95%, 12/30/01 (Insured by
             FGIC)...........................     4,344,725
  4,000,000  Illinois Development Finance
             Authority, Pollution Control
             Revenue, Commonwealth Edison,
             5.30%, 1/15/04 (Insured by
             MBIA)...........................     4,085,000
  3,135,000  Northwest Suburban Municipal
             Joint Action, Water Agency,
             Water Supply System, Series A,
             5.25%, 5/1/04 (Insured by
             MBIA)...........................     3,162,431
                                               ------------
                                                 18,765,906
                                               ------------
             INDIANA -- 3.1%
  2,000,000  Indiana Municipal Power Supply
             System Revenue, Series B, 5.88%,
             1/1/10 (Insured by MBIA)........     2,112,500
  3,000,000  Indiana Municipal Power Supply
             System Revenue, Series B, 6.00%,
             1/1/13 (Insured by MBIA)........     3,150,000
  1,000,000  Indiana Transportation Finance
             Authority, Highway Revenue,
             Series A, 5.75%, 6/1/12 (Insured
             by AMBAC).......................     1,033,750

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                        The Kent    PORTFOLIO OF INVESTMENTS (CONTINUED)
                        Funds       DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             INDIANA (CONTINUED)
 $1,000,000  Purdue University Dormitory
             System Revenue, Series A, 6.40%,
             7/1/99 (Insured by AMBAC).......  $  1,046,250
  1,000,000  Purdue University Student Fee
             Revenue, Series D, 6.50%,
             7/1/03..........................     1,080,000
    500,000  St. Joseph County Educational
             Facilities Revenue, University
             of Notre Dame, 6.50%, 3/1/26....       565,625
                                               ------------
                                                  8,988,125
                                               ------------
             KENTUCKY -- 0.4%
  1,000,000  Kentucky State Property &
             Buildings, Prerefunded 8/1/05 @
             100, 6.00%, 8/1/10..............     1,061,250
                                               ------------
             LOUISIANA -- 1.4%
  4,000,000  Louisiana State, Series A, GO,
             5.30%, 8/1/04 (Insured by
             MBIA)...........................     4,110,000
                                               ------------
             MASSACHUSETTS -- 4.5%
  5,000,000  Massachusetts Bay Transportation
             Authority, Series A, 5.05,
             3/1/02..........................     5,106,250
  3,750,000  Massachusetts State, Special
             Obligation Revenue, Series A,
             5.25%, 6/1/08 (Insured by
             AMBAC)..........................     3,764,062
  4,000,000  Massachusetts State Turnpike
             Authority, Series A, Bond
             Anticipation Note, 5.00%,
             6/1/99..........................     4,070,000
                                               ------------
                                                 12,940,312
                                               ------------
             MICHIGAN -- 18.4%
  4,000,000  Battle Creek Downtown
             Development Authority, Tax
             Increment Revenue, 7.30%,
             5/1/10..........................     4,465,000
  2,100,000  Caledonia Community Schools, GO,
             Prerefunded 5/1/02 @ 102, 6.70%,
             5/1/22 (Insured by AMBAC).......     2,344,125
  3,000,000  Detroit, GO, Distributable State
             Aid, 5.70%, 5/1/01 (Insured by
             AMBAC)..........................     3,127,500
  3,000,000  Detroit Sewage Disposal Revenue,
             Series B, 6.00%, 7/1/09 (Insured
             by MBIA)........................     3,232,500

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
 $1,750,000  Detroit Water Supply System,
             5.70%, 7/1/00 (Insured by
             FGIC)...........................  $  1,822,188
  6,000,000  Detroit Water Supply System,
             Permanent Linked Bonds, 5.25%,
             7/1/13 (Insured by FGIC)........     5,835,000
  2,840,000  Grand Ledge Public Schools
             District, GO, 5.35%, 5/1/10
             (Insured by MBIA)...............     2,840,000
  1,700,000  Greater Detroit Resource
             Recovery Authority, Series A,
             5.50%, 12/13/04 (Insured by
             AMBAC)..........................     1,776,500
  2,000,000  Kalamazoo Hospital Finance
             Authority, Refunding &
             Improvement, Bronson Methodist
             Hospital, 5.35%, 5/15/06
             (Insured by MBIA)...............     2,037,500
  1,675,000  Lanse Creuse Public Schools, GO,
             5.30%, 5/1/07...................     1,685,469
  1,475,000  Michigan State Environmental
             Protection, Prerefunded 11/15/99
             @ 102, 7.10%, 11/15/09..........     1,611,438
  2,000,000  Michigan State Comprehensive
             Transportation, Series B, 5.50%,
             5/15/02.........................     2,075,000
  1,450,000  Michigan State Hospital Finance
             Authority Revenue, St. John
             Hospital & Medical Center,
             5.00%, 5/15/06 (Insured by
             AMBAC)..........................     1,442,750
  1,000,000  Michigan State South Central
             Power Agency, Power Supply
             System Revenue, 5.80%, 11/1/05
             (Insured by MBIA)...............     1,065,000
  2,300,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Ford
             Motor Co. Project, Series A,
             7.10%, 2/1/06...................     2,670,875
  2,500,000  Michigan State Trunk Line,
             Series A, 5.50%, 10/1/02........     2,600,000
  1,340,000  Michigan State University,
             Series A, 4.80%, 2/15/08........     1,291,425
  2,000,000  Northville Public Schools,
             Series A, GO, 7.00%, 5/1/08.....     2,155,000
  1,575,000  South Redford School District,
             5.25%, 5/1/09 (Insured by
             FGIC)...........................     1,569,094

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                        The Kent    PORTFOLIO OF INVESTMENTS (CONTINUED)
                        Funds       DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
 $3,700,000  University of Michigan Hospital
             Revenue, Series A, 5.10%*,
             1/2/97..........................  $  3,700,000
  2,725,000  Walled Lake Consolidated School
             District, 5.50%, 5/1/02.........     2,837,406
  1,000,000  Western Michigan University
             Revenue, GO, 5.40%, 11/15/01
             (Insured by FGIC)...............     1,047,500
                                               ------------
                                                 53,231,270
                                               ------------
             MINNESOTA -- 1.3%
  1,000,000  Minneapolis Community
             Development Agency, Tax
             Increment Revenue, 7.00%, 9/1/00
             (Insured by MBIA)...............     1,088,750
  2,810,000  North St. Paul Maplewood,
             Independent School District No.
             622, Series A, GO, 5.13%,
             2/1/25..........................     2,634,375
                                               ------------
                                                  3,723,125
                                               ------------
             NEVADA -- 1.0%
  2,500,000  Clark County School District,
             Group 2, GO, Prerefunded 5/1/00
             @ 102, 7.20%, 5/1/01 (Insured by
             FGIC)...........................     2,762,500
                                               ------------
             NEW JERSEY -- 3.6%
  1,375,000  New Jersey State, Series D, GO,
             5.25%, 2/15/01..................     1,421,406
  6,000,000  New Jersey State Economic
             Development Authority, Market
             Transition Facility Revenue,
             Senior Lien, Series A, 7.00%,
             7/1/04 (Insured by MBIA)........     6,855,000
  2,000,000  New Jersey State Transportation
             Trust Fund Authority,
             Transportation System, Series A,
             6.00%, 12/15/06 (Insured by
             MBIA)...........................     2,167,500
                                               ------------
                                                 10,443,906
                                               ------------
             NEW YORK -- 1.5%
  1,130,000  Metropolitan Transportation
             Authority, Series M, 5.50%,
             7/1/08 (Insured by FGIC)........     1,168,137

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             NEW YORK (CONTINUED)
 $3,000,000  Triborough Bridge & Tunnel
             Authority, General Purpose,
             Series Y, 5.50%, 1/1/17.........  $  3,033,750
                                               ------------
                                                  4,201,887
                                               ------------
             NORTH CAROLINA -- 0.7%
  2,000,000  North Carolina Municipal Power,
             Agency No. 1, Catawba Electric
             Revenue, 5.90%, 1/1/03..........     2,072,500
                                               ------------
             OHIO -- 0.8%
  2,125,000  Columbus, Sewer Improvement, GO,
             6.30%, 9/15/99..................     2,241,875
                                               ------------
             OKLAHOMA -- 1.4%
  1,825,000  Grand River Dam Authority
             Revenue, Prerefunded 6/1/97 @
             100, 7.20%, 6/1/98..............     1,844,619
  2,000,000  Tulsa Industrial Authority
             Revenue, University of Tulsa,
             Series A, 6.00%, 10/1/16
             (Insured by MBIA)...............     2,127,500
                                               ------------
                                                  3,972,119
                                               ------------
             PENNSYLVANIA -- 3.6%
  4,000,000  Allegheny County, Refunding
             Series C-45, 5.10%, 10/1/06
             (Insured by FGIC)...............     4,080,000
  4,375,000  Chartiers Valley Joint School
             District Authority, School
             Revenue, ETM, 6.15%, 3/1/07.....     4,730,469
  1,475,000  Pennsylvania State, Series A,
             GO, Prerefunded 5/1/00 @ 101.5,
             7.00%, 5/1/05...................     1,613,281
                                               ------------
                                                 10,423,750
                                               ------------
             PUERTO RICO -- 2.5%
  3,055,000  Puerto Rico Commonwealth,
             Aqueduct & Sewer Authority,
             6.00%, 7/1/06...................     3,272,669
  2,000,000  Puerto Rico Commonwealth,
             Highway & Transportation
             Authority, Highway Revenue,
             Series X, 4.90%, 7/1/01.........     2,022,500

                                   Continued

                        The Kent  INTERMEDIATE TAX-FREE FUND
                        Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             PUERTO RICO (CONTINUED)
 $2,000,000  Puerto Rico Electric Power
             Authority Revenue, Series W,
             5.00%, 7/1/98...................  $  2,022,500
                                               ------------
                                                  7,317,669
                                               ------------
             RHODE ISLAND -- 1.4%
  1,000,000  Providence, GO, 6.70%, 1/15/02
             (Insured by MBIA)...............     1,078,750
  2,000,000  State Depositors Economic
             Protection Corp., Series A,
             Special Obligation, 6.15%,
             8/1/99 (Insured by MBIA)........     2,082,500
  1,000,000  State Depositors Economic
             Protection Corp., Series B,
             Special Obligation, 5.20%,
             8/1/03 (Insured by MBIA)........     1,025,000
                                               ------------
                                                  4,186,250
                                               ------------
             TENNESSEE -- 0.5%
  1,230,000  Tennessee State, Series B, GO,
             6.20%, 6/1/01...................     1,320,712
                                               ------------
             TEXAS -- 9.5%
  1,000,000  Austin Independent School
             District, GO, 6.20%, 8/1/99.....     1,048,750
  2,245,000  Dallas Independent School
             District, GO, 5.40%, 8/15/03....     2,340,413
  1,055,000  Hays Consolidated Independent
             School District, 6.00%,
             9/1/02..........................     1,138,081
  1,190,000  Hays Consolidated Independent
             School District, 6.00%,
             9/1/04..........................     1,291,150
  1,000,000  Houston Water & Sewer System,
             Prior Lien, Series A, 7.00%,
             12/1/01 (Insured by AMBAC)......     1,107,500
  1,500,000  Houston Water & Sewer System,
             Junior Lien, Series C, 5.75%,
             12/1/03 (Insured by MBIA).......     1,586,250
  3,000,000  Lower Colorado River Authority,
             4.90%, 1/1/07...................     2,977,500
  1,050,000  Round Rock Independent School
             District, GO, 5.25%, 2/15/05....     1,077,562
  2,800,000  Texas Municipal Power Agency,
             5.60%, 9/1/01 (Insured by
             MBIA)...........................     2,919,000

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)

             TEXAS (CONTINUED)
 $4,450,000  Texas State, Series A, GO,
             5.70%, 10/1/03..................    $4,728,125
  5,595,000  Texas State Public Finance
             Authority, Series A, 6.50%,
             10/1/04.........................     6,245,419
  1,015,000  University of Texas, Series A,
             6.60%, 8/15/02..................     1,121,575
                                               ------------
                                                 27,581,325
                                               ------------
             UTAH -- 0.6%
  1,690,000  Davis County Solid Waste
             Management & Recovery, Special
             Service District, 4.90%,
             6/15/97.........................     1,690,693
                                               ------------
             VIRGINIA -- 1.0%
  3,000,000  Norfolk, GO, 5.20%, 6/1/08......     3,018,750
                                               ------------
             WASHINGTON -- 3.9%
  8,000,000  Washington State, Series A, GO,
             5.50%, 9/1/05...................     8,300,000
    850,000  Washington State, Series III-H,
             Motor Vehicle Fuel Tax, GO,
             5.75%, 9/1/12...................       882,938
  2,000,000  Washington State Public Power
             Supply System, Nuclear Project
             No. 1 Bond Revenue, Series C,
             7.25%, 7/1/00 (Insured by
             FGIC)...........................     2,170,000
                                               ------------
                                                 11,352,938
                                               ------------
             WEST VIRGINIA -- 0.4%
  1,095,000  West Virginia School Building
             Authority Revenue, Capital
             Improvement, Series A, 6.70%,
             7/1/00 (Insured by MBIA)........     1,173,019
                                               ------------
             WISCONSIN -- 1.3%
  1,025,000  Milwaukee Metropolitan Sewer
             District, Series A, GO, 6.60%,
             10/1/99.........................     1,082,656
  1,500,000  Milwaukee Metropolitan Sewer
             District, Series A, GO, 6.70%,
             10/1/00.........................     1,612,500
  1,000,000  Wisconsin State Public Power
             Supply System, Series A, 7.00%,
             7/1/01 (Insured by AMBAC).......     1,096,250
                                               ------------
                                                  3,791,406
                                               ------------
             TOTAL MUNICIPAL SECURITIES......   283,968,907
                                               ------------
             (cost $274,158,372)

                                  Continued

                        The Kent    INTERMEDIATE TAX-FREE FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
-----------                                    ------------
             INVESTMENT COMPANY -- 0.3%
    713,880  Dreyfus Tax-Exempt Cash
             Management Fund.................  $    713,880
                                               ------------
             TOTAL INVESTMENT COMPANY........       713,880
                                               ------------
             (cost $713,880)
TOTAL INVESTMENTS -- 98.5%...................   284,682,787
(cost $274,872,252)(a)
OTHER ASSETS IN EXCESS OF
LIABILITIES -- 1.5%..........................     4,360,118
                                               ------------
NET ASSETS -- 100.0%.........................  $289,042,905
                                               ============

---------------------------------------
Percentages indicated are based on net assets of $289,042,905.

* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation.........   $10,144,475
             Unrealized depreciation.........      (333,940)
                                               ------------
             Net unrealized appreciation.....   $ 9,810,535
                                                ===========
AMBAC   AMBAC Indemnity Corporation
AMT     Alternative Minimum Tax Paper
ETM     Escrowed to Maturity
FGIC    Financial Guaranty Insurance Corp.
FSA     Financial Security Assurance
GO      General Obligation
MBIA    Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                        The Kent    TAX-FREE INCOME FUND
                        Funds       PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
             MUNICIPAL SECURITIES -- 97.5%
             CALIFORNIA -- 11.1%
 $2,000,000  California State, GO,
             6.25%, 9/1/12...................  $  2,182,500
  1,400,000  California State, GO,
             7.00%, 6/1/05...................     1,601,250
  1,570,000  California State Public Works
             Board Lease Revenue, University
             of California Projects, Series
             A, Prerefunded 12/1/02 @ 102,
             6.60%, 12/2/22..................     1,768,213
  3,000,000  Northern California Power Agency
             Revenue, Geothermal Project,
             Series A,
             5.50%, 7/1/05 (Insured by
             AMBAC)..........................     3,150,000
  2,000,000  Orange County, Series A,
             6.00%, 6/1/10 (Insured by
             MBIA)...........................     2,137,500
  1,380,000  Turlock Irrigation District
             Revenue, Series A,
             6.00%, 1/1/07 (Insured by
             MBIA)...........................     1,495,575
                                               ------------
                                                 12,335,038
                                               ------------
             COLORADO -- 1.9%
  2,000,000  Denver City & County Airport
             Revenue, Series C, (AMT),
             6.75%, 11/15/22.................     2,115,000
                                               ------------
             FLORIDA -- 3.5%
  1,000,000  Dade County Water & Sewer System
             Revenue,
             5.50%, 10/1/25, Callable 10/1/05
             @ 102 (Insured by FGIC).........       981,250
  1,355,000  Florida State Board of Education
             Capital Outlay, Public
             Education, Series E, GO,
             5.10%, 6/1/12...................     1,314,350
  1,400,000  Port Everglades Authority, Port
             Improvement, ETM,
             7.13%, 11/1/16..................     1,643,250
                                               ------------
                                                  3,938,850
                                               ------------
             GEORGIA -- 1.0%
  1,000,000  Georgia State, Series B, GO,
             5.95%, 3/1/08...................     1,082,500
                                               ------------
             HAWAII -- 0.9%
  1,000,000  Honolulu City & County, Series
             A, GO,
             5.75%, 4/1/10...................     1,047,500
                                               ------------
             ILLINOIS -- 8.4%
  2,000,000  Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement, GO,
             5.50%, 12/1/10..................     2,022,500
  1,000,000  Chicago Public Building
             Commission, Series A,
             7.00%, 1/1/20 (Insured by
             MBIA)...........................     1,186,250

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             ILLINOIS (CONTINUED)
 $2,000,000  Chicago School Finance
             Authority, Series A, GO,
             4.90%, 6/1/05 (Insured by
             MBIA)...........................  $  1,987,500
  2,000,000  Du Page & Will Counties,
             Community School District No.
             204, GO,
             4.95%, 12/30/01 (Insured by
             FGIC)...........................     2,035,000
  1,000,000  Illinois State Sales Tax, Series
             S,
             5.00%, 6/15/08..................       980,000
  1,000,000  Will County Forest Preserve
             District, GO,
             5.90%, 12/1/03 (Insured by
             AMBAC)..........................     1,063,750
                                               ------------
                                                  9,275,000
                                               ------------
             INDIANA -- 5.8%
  2,000,000  Indiana Municipal Power Supply
             Agency, Series B,
             6.00%, 1/1/13 (Insured by
             MBIA)...........................     2,100,000
  2,250,000  Indiana State Office Building
             Commission, Capital Complex,
             Government Center Parking
             Facilities, Series A,
             4.80%, 7/1/03 (Insured by
             AMBAC)..........................     2,250,000
  1,000,000  Indiana Transportation Finance
             Authority, Highway Revenue,
             Series A,
             5.75%, 6/1/12 (Insured by
             AMBAC)..........................     1,033,750
  1,000,000  Marion County Hospital Authority
             Revenue, Community Hospital,
             Indianapolis Project,
             6.00%, 5/1/06...................     1,063,750
                                               ------------
                                                  6,447,500
                                               ------------
             IOWA -- 2.0%
  2,055,000  Iowa Finance Authority Private
             College Revenue, Drake
             University Project,
             6.50%, 12/1/11 (Insured by
             MBIA)...........................     2,273,344
                                               ------------
             LOUISIANA -- 2.9%
  3,000,000  Louisiana State Gas & Fuels Tax
             Revenue, Series A,
             7.25%, 11/15/00.................     3,273,750
                                               ------------
             MARYLAND -- 1.8%
  2,000,000  Prince Georges County,
             Consolidated Public Improvement,
             GO,
             5.00%, 1/1/02 (Insured by
             MBIA)...........................     2,047,500
                                               ------------

                                   Continued

                        The Kent    TAX-FREE INCOME FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MASSACHUSETTS -- 3.5%
 $1,000,000  Massachusetts State, Series B,
             GO,
             5.40%, 11/1/06..................  $  1,036,250
  1,000,000  Massachusetts State Industrial
             Finance Agency, Resource
             Recovery Revenue, Refusetech,
             Inc. Project, Series A,
             5.25%, 7/1/99 (Insured by
             FSA)............................     1,020,000
  2,000,000  Massachusetts State Water,
             Resource Authority, Series B,
             5.00%, 12/1/25 (Insured by
             MBIA)...........................     1,817,500
                                               ------------
                                                  3,873,750
                                               ------------
             MICHIGAN -- 23.8%
  2,000,000  Battle Creek Downtown
             Development Authority, Tax
             Increment Revenue,
             7.30%, 5/1/10...................     2,232,500
  1,300,000  Berkley City School District,
             GO,
             7.00%, 1/1/07 (Insured by
             FGIC)...........................     1,499,875
  2,000,000  Detroit Sewage Disposal Revenue,
             Series B,
             6.00%, 7/1/09 (Insured by
             MBIA)...........................     2,155,000
  1,000,000  Detroit Water Supply System,
             Series B,
             5.10%, 7/1/07 (Insured by
             MBIA)...........................       995,000
    930,000  Kent County Airport Facility,
             Kent County International
             Airport, (AMT),
             5.50%, 1/1/07...................       964,875
  1,000,000  Michigan State Hospital
             Financial Authority,
             5.50%, 1/1/16, Callable 1/1/07 @
             102 (Insured by AMBAC)..........       981,250
  2,365,000  Michigan State Hospital Finance
             Authority, Detroit Medical
             Center, Series B,
             5.00%, 8/15/06 (Insured by
             AMBAC)..........................     2,344,306
  2,000,000  Michigan State Hospital Finance
             Authority, Henry Ford Health,
             Series A,
             5.25%, 11/15/20 (Insured by
             AMBAC)..........................     1,892,500
  2,000,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy,
             Series P,
             5.25%, 8/15/21 (Insured by
             MBIA)...........................     1,890,000

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)

 $1,300,000  Michigan State Housing
             Development Authority, Rental
             Housing Revenue, Series A,
             5.15%, 4/1/02 (Insured by
             AMBAC)..........................  $  1,322,750
  1,000,000  Michigan State South Central
             Power Agency, Power Supply
             System Revenue,
             5.80%, 11/1/05 (Insured by
             MBIA)...........................     1,065,000
  2,000,000  Michigan State Trunk Line,
             5.50%, 11/1/16..................     1,970,000
  2,000,000  Michigan State University
             Revenue, General, Series A,
             5.50%, 8/15/22..................     1,930,000
  1,000,000  Michigan Strategic Fund, Dow
             Chemical, (AMT),
             5.10%*, 1/2/97..................     1,000,000
  2,400,000  Midland County, Economic
             Development Corp., Dow Chemical,
             Series B,
             4.15%*, 12/1/15.................     2,400,000
    500,000  University of Michigan, Hospital
             Revenue, Series A,
             5.10%*, 1/2/97..................       500,000
  1,200,000  University of Michigan, Revenue,
             5.10%*, 1/2/97..................     1,200,000
                                               ------------
                                                 26,343,056
                                               ------------
             MINNESOTA -- 1.3%
  1,500,000  North St. Paul, Maplewood
             Independent District No. 622,
             Series A, GO,
             5.13%, 2/1/25...................     1,406,250
                                               ------------
             MISSOURI -- 0.5%
    500,000  Missouri State Health &
             Education Facilities, Lake of
             Ozarks General Hospital,
             6.50%, 2/15/21..................       508,125
                                               ------------
             NEBRASKA -- 1.0%
  1,075,000  Omaha Public Power District,
             5.10%, 2/1/08...................     1,083,063
                                               ------------
             NEVADA -- 3.9%
  1,805,000  Clark County School District,
             GO,
             5.75%, 6/15/10 (Insured by
             FGIC)...........................     1,850,125
  2,000,000  Nevada State, Nevada Municipal
             Bond Bank, Series A, GO,
             8.00%, 11/1/05..................     2,450,000
                                               ------------
                                                  4,300,125
                                               ------------

                                   Continued

                        The Kent    TAX-FREE INCOME FUND
                        Funds       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             NEW JERSEY -- 3.0%
 $1,500,000  New Jersey Economic Development
             Authority, Market Transition
             Facility Revenue, Senior Lien,
             7.00%, 7/1/04 (Insured by
             MBIA)...........................  $  1,713,750
  1,500,000  New Jersey State Transportation
             Trust Fund Authority,
             Transportation System, Series A,
             6.00%, 12/15/06 (Insured by
             MBIA)...........................     1,625,625
                                               ------------
                                                  3,339,375
                                               ------------
             NEW YORK -- 1.2%
  1,350,000  New York City Municipal Water &
             Sewer Revenue,
             5.50%, 6/15/24, Callable 6/15/06
             @ 101...........................     1,290,938
                                               ------------
             OKLAHOMA -- 1.9%
  1,000,000  Grand River Dam Authority,
             5.75%, 6/1/08 (Insured by
             FSA)............................     1,063,750
  1,000,000  Tulsa Industrial Authority,
             University of Tulsa, Series A,
             6.00%, 10/1/16 (Insured by
             MBIA)...........................     1,063,750
                                               ------------
                                                  2,127,500
                                               ------------
             PENNSYLVANIA -- 1.8%
  2,000,000  Pennsylvania State, First
             Series, GO,
             5.38%, 5/15/16 (Insured by
             FGIC)...........................     1,950,000
                                               ------------
             PUERTO RICO -- 0.9%
  1,000,000  Puerto Rico Commonwealth Highway
             & Transportation Authority,
             Highway Revenue, Series X,
             4.90%, 7/1/01...................     1,011,250
                                               ------------
             RHODE ISLAND -- 0.9%
  1,000,000  Convention Center Authority,
             Series B,
             5.00%, 5/15/09 (Insured by
             MBIA)...........................       977,500
                                               ------------
             SOUTH CAROLINA -- 2.5%
  1,200,000  Myrtle Beach Water & Sewer
             Revenue,
             4.90%, 3/1/02 (Insured by
             MBIA)...........................     1,210,500
  1,500,000  Myrtle Beach Water & Sewer
             Revenue,
             5.00%, 3/1/03 (Insured by
             MBIA)...........................     1,515,000
                                               ------------
                                                  2,725,500
                                               ------------

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             TENNESSEE -- 1.1%
 $1,225,000  Tennessee Housing Development
             Agency, Mortgage Finance, Series
             C (AMT),
             5.95%, 7/1/09 (Insured by
             MBIA)...........................  $  1,251,031
                                               ------------
             TEXAS -- 6.1%
  1,000,000  Brownsville Utility System,
             6.25%, 9/1/11 (Insured by
             AMBAC)..........................     1,088,750
  1,000,000  Harris County, Certificates of
             Obligation,
             6.00%, 12/15/11.................     1,073,750
  2,000,000  Texas City Industrial
             Development Corp., Marine
             Terminal Revenue, Arco Pipeline
             Co. Project,
             7.375%, 10/1/20.................     2,465,000
  2,000,000  Texas State, Series A, GO,
             5.70%, 10/1/03..................     2,125,000
                                               ------------
                                                  6,752,500
                                               ------------
             UTAH -- 1.8%
  2,175,000  Intermountain Power Agency, Utah
             Power Supply, Series D,
             5.00%, 7/1/23...................     1,976,531
                                               ------------
             VIRGINIA -- 1.1%
  1,230,000  Norfolk, State Aid, GO,
             5.40%, 6/1/12...................     1,225,386
                                               ------------
             WASHINGTON -- 1.9%
  1,000,000  Douglas County Public Utility
             District No. 001, Electric
             Distribution System,
             5.90%, 1/1/11 (Insured by
             MBIA)...........................     1,021,250
  1,000,000  Washington State, Motor Vehicle
             Fuel Tax, R-92D, GO,
             6.25%, 9/1/07...................     1,098,750
                                               ------------
                                                  2,120,000
                                               ------------

             TOTAL MUNICIPAL SECURITIES......   108,097,862
                                               ------------
             (cost $105,019,317)

                                   Continued

                       The Kent     TAX-FREE INCOME FUND
                       Funds        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                  VALUE
  SHARES                                         (NOTE 2)
-----------                                    ------------
INVESTMENT COMPANY -- 1.2%
 $1,315,963  Dreyfus Tax-Exempt Cash
             Management Fund.................  $  1,315,963
                                               ------------

             TOTAL INVESTMENT COMPANY........     1,315,963
                                               ------------
             (cost $1,315,963)

TOTAL INVESTMENTS -- 98.7%...................   109,413,825
(cost $106,335,280)(a)

OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.3%........................     1,469,921
                                               ------------
NET ASSETS -- 100.0%.........................  $110,883,746
                                               =============

[FN]
---------------------------------------
Percentages indicated are based on net assets of $110,883,746.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation.........  $  3,252,490
             Unrealized depreciation.........      (173,945)
                                               ------------
             Net unrealized appreciation.....  $  3,078,545
                                               ============

[FN]
* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.

AMBAC        AMBAC Indemnity Corp.
AMT          Alternative Minimum Tax Paper
ETM          Escrowed To Maturity
FGIC         Financial Guaranty Insurance Corp.
FSA          Financial Security Assurance
GO           General Obligation
MBIA         Municipal Bond Insurance Association

                      See Notes to Financial Statements.
                                       24

                 The Kent           MICHIGAN MUNICIPAL BOND FUND
                 Funds              PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

MUNICIPAL SECURITIES -- 98.4%
             MICHIGAN -- 93.0%
$ 1,990,000  Allegan Sanitary Sewer System
             (AMT),
             5.45%, 11/1/02..................  $  1,997,463
  1,220,000  Auburn Hills Local Development
             Authority, Tax Increment
             Revenue, Series A,
             6.75%, 11/1/97 (LC: Dai-Ichi
             Kangyo Bank Ltd.)...............     1,242,229
  2,000,000  Battle Creek Downtown
             Development Authority, Tax
             Increment Revenue,
             6.90%, 5/1/04...................     2,177,500
    695,000  Bay City School District, GO,
             5.30%, 5/1/97...................       699,413
    745,000  Bay City School District, GO,
             5.50%, 5/1/98...................       758,969
    500,000  Central Michigan University,
             6.70%, 10/1/97..................       510,055
  1,445,000  Chippewa Valley School District,
             Series A, GO,
             5.60%, 5/1/99...................     1,490,156
  1,000,000  Chippewa Valley School District,
             GO, Prerefunded 5/1/01 @ 101.5,
             6.375%, 5/1/05 (Insured by FGIC)...  1,087,500
  1,700,000  Clintondale Community School
             District, GO,
             4.65%, 5/1/03...................     1,680,875
  2,000,000  Dearborn School District, GO,
             Prerefunded 5/1/00 @ 102,
             6.625%, 5/1/09 (Insured by MBIA)...  2,177,500
  1,000,000  Dearborn School District, GO,
             Prerefunded 5/1/00 @ 102,
             6.375%, 5/1/10 (Insured by MBIA)...  1,081,250
  1,075,000  Dearborn Sewage Disposal System,
             7.00%, 4/1/99 (Insured by MBIA)...   1,132,780
    965,000  Dearborn Sewage Disposal System,
             6.90%, 4/1/02 (Insured by MBIA)...   1,059,088
  1,000,000  Detroit, GO,
             5.00%, 4/1/04...................     1,006,250
    750,000  Detroit, GO,
             5.05%, 4/1/06...................       799,688
    580,000  Detroit, GO, Distributable State
             Aid,
             5.60%, 5/1/00 (Insured by
             AMBAC)..........................       600,300
  2,500,000  Detroit, GO, Prerefunded 5/1/99
             @ 102,
             7.20%, 5/1/09 (Insured by
             AMBAC)..........................     2,712,500
  2,000,000  Detroit Convention Facility,
             Cobo Hall Expansion Project,
             4.00%, 9/30/97..................     1,999,320
  2,800,000  Detroit Sewage Disposal, Series A,
             4.85%, 7/1/01 (Insured by FGIC)...   2,835,000
    720,000  Detroit Water Supply System,
             4.30%, 7/1/00 (Insured by FGIC)...     716,400

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 2,000,000  East China Township School
             District, GO,
             6.00%, 5/1/02...................  $  2,102,500
    720,000  Eastern Michigan University, GO,
             3.95%, 6/1/98 (Insured by
             AMBAC)..........................       718,200
  1,000,000  Eastern Michigan University, GO,
             5.80%, 6/1/01 (Insured by
             AMBAC)..........................     1,051,250
    405,000  Farmington Hills Economic
             Development Corp. Revenue,
             Botsford Continuing Care, Series A,
             4.90%, 2/15/02 (Insured by MBIA)...    408,038
    425,000  Farmington Hills Economic
             Development Corp. Revenue,
             Botsford Continuing Care, Series A,
             5.00%, 2/15/03 (Insured by MBIA)...    428,718
    445,000  Farmington Hills Economic
             Development Corp. Revenue,
             Botsford Continuing Care, Series A,
             5.10%, 2/15/04 (Insured by MBIA)...    448,338
    470,000  Farmington Hills Economic
             Development Corp. Revenue,
             Botsford Continuing Care, Series A,
             5.20%, 2/15/05 (Insured by MBIA)...    473,525
    275,000  Ferris State College, Special
             Obligation,
             7.50%, 8/15/03..................       278,438
  1,915,000  Flint Hospital Building
             Authority, Hurley Medical
             Center, Series A,
             7.00%, 7/1/97...................     1,933,767
  1,000,000  Grand Haven Area Public Schools,
             GO,
             5.45%, 5/1/04 (Insured by MBIA)...   1,043,750
    500,000  Grand Rapids Water Supply
             System,
             6.60%, 1/1/97 (Insured by FGIC)...     500,000
    990,000  Grand Rapids Water Supply
             System,
             7.40%, 1/1/97...................       990,000
  1,250,000  Greater Detroit Resource
             Recovery Authority Revenue,
             Series B,
             5.00%, 12/13/02 (Insured by
             AMBAC)..........................     1,271,875
  1,500,000  Haslett Public School District,
             GO, Prerefunded 5/1/00 @ 101,
             7.50%, 5/1/20...................     1,657,500
  1,000,000  Holland Electric Revenue,
             Prerefunded 7/1/99 @ 100,
             6.40%, 7/1/02...................     1,052,500
  1,100,000  Holland Electric Revenue,
             Prerefunded 7/1/99 @ 100,
             6.50%, 7/1/03...................     1,159,125

                                   Continued

                   The Kent         MICHIGAN MUNICIPAL BOND FUND
                   Funds            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   675,000  Hudsonville Public Schools,
             Series B, GO,
             4.50%, 5/1/98 (Insured by FGIC)... $    679,219
    500,000  Hudsonville Public Schools,
             Series B, GO,
             4.60%, 5/1/99 (Insured by FGIC)...      505,625
  1,250,000  Huron Valley School District,
             GO, Prerefunded 5/1/01 @ 102,
             7.10%, 5/1/08 (Insured by FGIC)...    1,400,000
    470,000  Iron Mountain City School
             District, GO,
             3.60%, 5/1/97 (Insured by
             AMBAC)..........................       470,343
    485,000  Iron Mountain City School
             District, GO,
             3.90%, 5/1/98 (Insured by
             AMBAC)..........................       483,788
  1,810,000  Kalamazoo Hospital Finance
             Authority, Refunding &
             Improvement, Bronson Methodist
             Hospital,
             4.95%, 5/15/02 (Insured by MBIA)...  1,832,625
  1,000,000  Kalamazoo Hospital Finance
             Authority, Refunding &
             Improvement, Bronson Methodist
             Hospital,
             5.25%, 5/15/05 (Insured by MBIA)...  1,020,000
  1,295,000  Kenowa Hills Public Schools, GO,
             5.50%, 5/1/05...................     1,354,894
    500,000  Kent County Airport Facility,
             Kent County International
             Airport (AMT),
             5.25%, 1/1/04...................       512,500
    505,000  Kent County Airport Facility,
             Kent County International
             Airport (AMT),
             5.30%, 1/1/05...................       519,518
    500,000  Kent Hospital Finance Authority,
             Butterworth Hospital, Series A,
             6.50%, 1/15/97..................       500,280
    500,000  Kent Hospital Finance Authority,
             Butterworth Hospital, Series A,
             6.60%, 1/15/98..................       511,655
  1,150,000  Kent Hospital Finance Authority,
             Butterworth Hospital, Series A,
             4.90%, 1/15/05..................     1,132,750
  1,500,000  Kent Hospital Finance Authority,
             Pine Rest Christian Hospital,
             5.40%, 11/1/98 (Insured by
             FGIC)...........................     1,531,875
  2,000,000  Lake Orion Community School
             District, GO,
             6.20%, 5/1/04 (Insured by
             AMBAC)..........................     2,177,500
    850,000  Lanse Creuse Public Schools, GO,
             7.70%, 5/1/04...................       878,236
 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 2,250,000  Michigan Higher Education
             Student Loan Authority, Series
             XII-E (AMT),
             6.00%, 10/1/97 (Insured by
             AMBAC)..........................  $  2,281,320
  1,000,000  Michigan Higher Education
             Student Loan Authority, Series
             XII-G (AMT),
             4.45%, 10/1/99 (Insured by
             AMBAC)..........................     1,000,000
  1,000,000  Michigan Municipal Bond
             Authority, Local Government Loan
             Program, Series B,
             6.90%, 5/1/99 (Insured by FGIC)...   1,055,000
  1,020,000  Michigan Municipal Bond
             Authority, Local Government Loan
             Program, Qualified School,
             6.35%, 5/15/01..................     1,095,225
  1,000,000  Michigan Municipal Bond
             Authority, Pooled Projects,
             Series B,
             5.10%, 10/1/04..................     1,018,750
  1,000,000  Michigan Municipal Bond
             Authority, State Revolving Fund,
             5.50%, 10/1/99..................     1,032,500
  2,000,000  Michigan Public Power Agency,
             Belle River Project, Series A,
             5.30%, 1/1/00...................     2,042,500
    750,000  Michigan Public Power Agency,
             Belle River Project, Series A,
             5.70%, 1/1/03...................       785,625
  1,000,000  Michigan State Building
             Authority, Series II,
             6.10%, 10/1/01..................     1,065,000
  3,000,000  Michigan State Comprehensive
             Transportation, Series B,
             5.625%, 5/15/03, Callable 7/1/02
             @ 102...........................     3,153,750
  3,000,000  Michigan State Environment
             Protection Program, GO,
             Prerefunded 11/1/02 @ 102,
             6.25%, 11/1/08..................     3,288,750
    910,000  Michigan State Hospital Finance
             Authority,
             4.90%, 11/1/02..................       922,512
  2,000,000  Michigan State Hospital Finance
             Authority, McLaren Obligation
             Group, Series A,
             4.10%, 10/15/97.................     2,005,200
  1,000,000  Michigan State Hospital Finance
             Authority, Mercy Memorial
             Hospital,
             4.00%, 6/1/99 (Insured by MBIA)...     993,750

                                   Continued

                  The Kent          MICHIGAN MUNICIPAL BOND FUND
                  Funds             PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 1,000,000  Michigan State Hospital Finance
             Authority, Oakwood Hospital
             Obligation Group, Prerefunded
             7/1/00 @ 102,
             6.95%, 7/1/02 (Insured by FGIC)... $  1,102,500
    500,000  Michigan State Hospital Finance
             Authority, Pontiac Osteopathic,
             Series A,
             4.65%, 2/1/97...................       499,950
  1,060,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy
             Health Corp., Series J,
             7.15%, 2/15/99..................     1,111,675
  1,000,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy
             Health Corp., Series P,
             4.60%, 8/15/02 (Insured by MBIA)...    992,500
  2,800,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy
             Health Corp., Series J,
             Prerefunded 2/15/01 @ 102,
             7.375%, 2/15/11.................     3,150,000
  1,150,000  Michigan State Hospital Finance
             Authority, St. John Hospital &
             Medical Center,
             4.50%, 5/15/01 (Insured by
             AMBAC)..........................     1,148,562
  1,000,000  Michigan State Hospital Finance
             Authority, St. John Hospital &
             Medical Center,
             5.00%, 5/15/05 (Insured by
             AMBAC)..........................     1,005,000
    475,000  Michigan State Housing
             Development Authority, Mercy
             Bellbrook Project,
             4.40%, 4/1/98 (Insured by MBIA)...     476,188
  2,680,000  Michigan State Housing
             Development Authority, Rental
             Housing Revenue, Series A,
             (AMT),
             5.25%, 10/1/01 (Insured by MBIA)...  2,726,900
    885,000  Michigan State Strategic Fund,
             Industrial Development Revenue,
             Grand Rapids Motel Co. Project
             (AMT),
             5.25%*, 6/1/98..................       887,213
    420,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Lutheran Social Services
             Project,
             4.25%, 9/1/97 (LC: First of
             America)........................       420,248
    415,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Lutheran Social Services
             Project,
             4.40%, 9/1/98 (LC: First of
             America)........................       415,518
 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   480,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Lutheran Social Services
             Project,
             4.55%, 9/1/99 (LC: First of
             America)........................  $    481,200
  2,000,000  Michigan State Underground
             Storage Tank Financial Assurance
             Authority, Series I,
             5.00%, 5/1/00 (Insured by
             AMBAC)..........................     2,040,000
  1,270,000  Michigan State Underground
             Storage Tank Financial Assurance
             Authority, Series I,
             6.00%, 5/1/06 (Insured by
             AMBAC)..........................     1,376,362
  1,200,000  Michigan State University,
             Series A,
             5.50%, 2/15/99 (Insured by
             AMBAC)..........................     1,228,500
  1,100,000  Michigan State University,
             Series A,
             5.50%, 2/15/00 (Insured by
             AMBAC)..........................     1,133,000
  1,000,000  Mount Clemens Community School
             District, GO, Prerefunded 5/1/02
             @ 102,
             6.60%, 5/1/20 (Insured by MBIA)...   1,111,250
  1,000,000  Oakland County, Community
             College, Prerefunded 5/1/02
             @ 100,
             6.65%, 5/1/11...................     1,111,250
  1,660,000  Oakland County Economic
             Development Corp. Revenue,
             Boardwalk Shopping Center,
             Limited Obligation Revenue,
             4.75%*, 6/30/98.................     1,664,150
    615,000  Oakland County Economic
             Development Corp. Revenue, Sugar
             Tree Shopping Center, 4.75%*,
             6/30/98.........................       611,925
  3,000,000  Okemos Public School District,
             Series I, GO,
             6.90%, 5/1/11...................     3,330,000
  3,200,000  Plymouth-Canton Community School
             District, Series B, GO,
             Prerefunded 5/1/01 @ 101,
             6.80%, 5/1/17...................     3,512,000
    415,000  Reeths-Puffer Schools, GO,
             6.75%, 5/1/97 (Insured by FGIC)...     419,553
    275,000  Reeths-Puffer Schools, GO,
             6.75%, 5/1/98 (Insured by FGIC)...     283,938
    630,000  Reeths-Puffer Schools, GO,
             6.75%, 5/1/99 (Insured by FGIC)...     667,013
    725,000  Reeths-Puffer Schools, GO,
             6.75%, 5/1/00 (Insured by FGIC)...     779,375
    735,000  Reeths-Puffer Schools, GO,
             6.75%, 5/1/01 (Insured by FGIC)...     800,231

                                   Continued

                 The Kent           MICHIGAN MUNICIPAL BOND FUND
                 Funds              PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   750,000  Reeths-Puffer Schools, GO,
             6.25%, 5/1/02 (Insured by FGIC)... $   810,000
  1,600,000  Rochester Community School
             District, Prerefunded 5/1/98
             @ 101,
             7.25%, 5/1/03...................     1,682,000
  2,000,000  Rockford Public Schools, GO,
             Prerefunded 5/1/00 @ 101,
             7.375%, 5/1/19..................     2,202,500
  1,000,000  South Lyon Community Schools,
             GO, Prerefunded 5/1/98 @ 102,
             7.80%, 5/1/14...................     1,068,750
  1,200,000  Southfield Public Schools, GO,
             3.90%, 5/1/98 (Insured by FGIC)...   1,197,000
  1,095,000  Southfield Public Schools, GO,
             4.00%, 5/1/99 (Insured by FGIC)...   1,089,525
  1,200,000  St. Joseph Hospital Finance
             Authority, Mercy Memorial
             Medical Center Obligation,
             3.95%, 1/1/97 (Insured by
             AMBAC)..........................     1,200,000
    860,000  Traverse City Area Public
             Schools, GO,
             4.15%, 5/1/00 (Insured by FGIC)...     853,550
  1,000,000  Traverse City Area Public
             Schools, Series II, GO,
             Prerefunded 5/1/01 @ 101.5,
             7.00%, 5/1/03...................     1,110,000
    630,000  University of Michigan,
             Intercollegiate Athletic
             Revenue,
             3.80%, 6/1/97...................       630,542
  2,035,000  Walled Lake Consolidated School
             District, GO,
             4.70%, 5/1/01...................     2,060,438
  2,235,000  Walled Lake Consolidated School
             District, GO,
             4.80%, 5/1/02...................     2,265,730
  2,000,000  Walled Lake Consolidated School
             District, Series II, GO,
             Prerefunded 5/1/00 @ 102,
             7.10%, 5/1/05...................     2,202,500
    945,000  Warren Consolidated School
             District, GO,
             6.00%, 5/1/01...................     1,000,519
  1,000,000  Warren Consolidated School
             District, GO, Prerefunded 5/1/02
             @ 102,
             6.625%, 5/1/21..................     1,110,000
 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 2)
-----------                                    ------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 1,025,000  Washtenaw Community
             College, GO,
             4.70%, 4/1/03 (Insured by FGIC)... $  1,021,156
    450,000  Wayne County Downriver System
             Sewer Disposal, GO, 3.75%,
             5/1/97..........................       449,495
    550,000  Wayne County Downriver System
             Sewer Disposal, GO, 3.75%,
             5/1/98..........................       541,063
    550,000  Wayne County Downriver System
             Sewer Disposal, GO, 3.75%,
             5/1/99..........................       530,063
    550,000  Wayne County Downriver System
             Sewer Disposal, GO, 3.75%,
             5/1/00..........................       518,375
  1,500,000  West Ottawa Public School
             District,
             4.70%, 5/1/02 (Insured by FGIC)...    1,503,750
  1,750,000  Western Michigan University,
             Series A, Prerefunded 7/15/01
             @ 102,
             6.50%, 7/15/21 (Insured by
             AMBAC)..........................     1,925,000
  1,000,000  Wyandotte Electric Revenue,
             6.20%, 10/1/03 (Insured by MBIA)...  1,076,250
  1,150,000  Ypsilanti School District,
             4.50%, 5/1/00 (Insured by FGIC)...   1,154,313
                                               ------------
                                                144,220,970
                                               ------------
             PUERTO RICO -- 5.4%
  3,000,000  Puerto Rico Commonwealth Highway
             & Transportation Authority
             Highway Revenue, Series X,
             4.90%, 7/1/01...................     3,033,750
  4,000,000  Puerto Rico Electric Power
             Authority Revenue, Series W,
             5.00%, 7/1/98...................     4,045,000
  1,300,000  Puerto Rico Individual Medical &
             Environment Pollution Control
             Facilities Financing Authority,
             Intel Corp., Series A,
             4.00%*, 9/1/98..................     1,296,750
                                               ------------
                                                  8,375,500
                                               ------------

             TOTAL MUNICIPAL SECURITIES......   152,596,470
                                               ------------
             (Cost $150,856,786)

                                   Continued

                      The Kent      MICHIGAN MUNICIPAL BOND FUND
                      Funds         PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

INVESTMENT COMPANIES -- 0.3%
          1  Dreyfus Tax-Exempt Cash
             Management Fund.................  $          1
    450,657  Reich & Tang Daily Tax-Free
             Fund............................       450,657
                                               ------------

             TOTAL INVESTMENT COMPANIES......       450,658
                                               ------------
             (Cost $450,658)

TOTAL INVESTMENTS -- 98.7%...................   153,047,128
(Cost $151,307,444)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.3%........................     1,997,042
                                               ------------
NET ASSETS -- 100.0%.........................  $155,044,170
                                               ============

---------------------------------------
Percentages indicated are based on net assets of $155,044,170.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation.........  $  1,915,209
             Unrealized depreciation.........      (175,525)
                                               ------------
             Net unrealized appreciation.....  $  1,739,684
                                               =============

* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.

      AMBAC  AMBAC Indemnity Corp.
        AMT  Alternative Minimum Tax Paper
       FGIC  Financial Guarantee Insurance Corp.
         GO  General Obligation
         LC  Letter of Credit
       MBIA  Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                       The Kent
                       Funds STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1996

                                                                    LIMITED      INTERMEDIATE     TAX-FREE       MICHIGAN
                                                                 TERM TAX-FREE     TAX-FREE        INCOME       MUNICIPAL
                                                                     FUND            FUND           FUND        BOND FUND
                                                                 -------------   ------------   ------------   ------------
ASSETS:
Investments (Note 2):
  Investments at cost..........................................   $40,391,435    $274,872,252   $106,335,280   $151,307,444
  Net unrealized appreciation..................................       596,621       9,810,535      3,078,545      1,739,684
                                                                  -----------    ------------   ------------   ------------
      Total investments at value...............................    40,988,056     284,682,787    109,413,825    153,047,128
  Cash.........................................................            --              --          1,649             --
  Interest and dividends receivable............................       620,384       4,484,571      1,515,783      2,082,060
  Deferred organizational expense (Note 2).....................            --              --          4,216             --
  Prepaid expenses (Note 2)....................................            --             443             --             --
                                                                  -----------    ------------   ------------   ------------
      Total Assets.............................................    41,608,440     289,167,801    110,935,473    155,129,188
                                                                  -----------    ------------   ------------   ------------

LIABILITIES:
  Advisory fees payable (Note 3)...............................         2,064          15,856          6,693          7,647
  Payable to administrator (Note 3)............................         6,703          43,112         16,542         24,286
  Payable to transfer agent (Note 3)...........................         4,125          14,287          6,126          9,869
  Distribution fees (Investment Shares)(Note 3)................            12             656            175            285
  Payable to custodian.........................................         3,008           5,276          5,160          5,363
  Registration & filing fees payable...........................         1,157          15,000          3,241          9,714
  Accrued expenses and other liabilities.......................        14,052          30,709         13,790         27,854
                                                                  -----------    ------------   ------------   ------------
      Total Liabilities........................................        31,121         124,896         51,727         85,018
                                                                  -----------    ------------   ------------   ------------

NET ASSETS.....................................................   $41,577,319    $289,042,905   $110,883,746   $155,044,170
                                                                  ===========    ============   ============   ============

NET ASSETS CONSIST OF:
  Paid-in capital..............................................   $40,957,086    $279,791,789   $107,745,686   $153,389,303
  Accumulated undistributed net investment income..............         7,011          44,748          8,405         22,437
  Accumulated net realized gains (losses) on investments sold
    and futures contracts......................................        16,601        (604,167)        51,110       (107,254)
  Net unrealized appreciation of investments...................       596,621       9,810,535      3,078,545      1,739,684
                                                                  -----------    ------------   ------------   ------------

      TOTAL NET ASSETS.........................................   $41,577,319    $289,042,905   $110,883,746   $155,044,170
                                                                  ===========    ============   ============   ============
INSTITUTIONAL SHARES:
  Net Assets...................................................   $41,471,587    $285,674,485   $109,947,537   $152,622,569
  Shares Outstanding...........................................     4,080,067      27,404,331     10,708,823     15,140,896
  Net Asset Value, offering and redemption price per share.....   $     10.16    $      10.42   $      10.27   $      10.08
                                                                  ===========    ============   ============   ============
INVESTMENT SHARES:
  Net Assets...................................................   $   105,732    $  3,368,420   $    936,209   $  2,421,601
  Shares Outstanding...........................................        10,370         323,136         90,957        240,448
  Net Asset Value and redemption price per share...............   $     10.20    $      10.42   $      10.29   $      10.07
                                                                  ===========    ============   ============   ============
  Maximum Sales Charge -- Investment Shares....................         4.00%           4.00%          4.00%          4.00%
                                                                  ===========    ============   ============   ============
  Maximum Offering Price Per Share -- Investment Shares (100% /
    (100% - Maximum Sales Charge) of net asset value adjusted
    to nearest cent)...........................................   $     10.63    $      10.85   $      10.72   $      10.49
                                                                  ===========    ============   ============   ============

                       See Notes to Financial Statements.

                        The Kent    STATEMENTS OF OPERATIONS
                        Funds       FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                  LIMITED        INTERMEDIATE      TAX-FREE       MICHIGAN
                                                               TERM TAX-FREE       TAX-FREE         INCOME       MUNICIPAL
                                                                   FUND              FUND            FUND        BOND FUND
                                                               -------------     ------------     ----------     ----------
INVESTMENT INCOME (NOTE 2):
  Interest.................................................     $ 2,196,043      $14,596,294      $5,530,986     $7,644,608
  Dividends................................................          29,364          194,026          96,276       141,198
  Other Income.............................................           2,163               --              --            --
                                                                 ----------      -----------      ----------     ----------
    Total Investment Income................................       2,227,570       14,790,320       5,627,262     7,785,806
                                                                 ----------      -----------      ----------     ----------

EXPENSES:
  Investment advisory fees (Note 3)........................         225,891        1,458,010         595,616       772,339
  Administration fees (Note 3).............................          96,582          578,025         229,540       341,697
  Distribution fees (Investment Shares) (Note 3)...........             162            8,726           1,900         5,410
  Custodian fees...........................................           9,270           19,393          13,891        12,220
  Legal and audit fees (Note 3)............................          18,463           28,114          21,286        22,679
  Transfer agent fees (Note 3).............................          16,674           32,922          17,389        24,316
  Amortization of organization costs (Note 2)..............              --               --           1,376            --
  Other expenses...........................................              --           28,163          11,515        35,791
                                                                 ----------      -----------      ----------     ----------
    Total expenses before waivers..........................         367,042        2,153,353         892,513     1,214,452
    Less: waivers (Note 3).................................          (1,018)          (6,156)         (2,362)       (6,399)
                                                                 ----------      -----------      ----------     ----------
    Net Expenses...........................................         366,024        2,147,197         890,151     1,208,053
                                                                 ----------      -----------      ----------     ----------

NET INVESTMENT INCOME......................................       1,861,546       12,643,123       4,737,111     6,577,753
                                                                 ----------      -----------      ----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTE 2):
  Net realized gains on investments sold...................          82,971        1,079,288       1,968,582        86,964
  Net realized losses on futures contracts.................              --               --        (363,313)           --
  Net change in unrealized appreciation/depreciation of
    investments............................................        (270,758)      (3,796,119)     (1,887,284)     (795,155)
                                                                 ----------      -----------      ----------     ----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND
FUTURES CONTRACTS (NOTE 2):................................        (187,787)      (2,716,831)       (282,015)     (708,191)
                                                                 ----------      -----------      ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......     $ 1,673,759      $ 9,926,292      $4,455,096     $5,869,562
                                                                 ==========      ===========      ==========     ==========

                       See Notes to Financial Statements.

                        The Kent
                        Funds       STATEMENTS OF CHANGES IN NET ASSETS

                         LIMITED TERM                INTERMEDIATE                   TAX-FREE               MICHIGAN MUNICIPAL
                        TAX-FREE FUND                TAX-FREE FUND                INCOME FUND                  BOND FUND
                  --------------------------  ---------------------------  --------------------------  --------------------------
                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED
                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                      1996          1995          1996          1995           1996        1995(1)         1996          1995
                  ------------  ------------  ------------  -------------  ------------  ------------  ------------  ------------
NET ASSETS AT
  BEGINNING OF
  PERIOD........  $55,401,190   $43,503,375   $287,540,348  $ 385,220,246  $122,384,290  $        --   $187,365,585  $120,464,659
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS:
  Net investment
    income......    1,861,546     1,889,876    12,643,123      13,878,695    4,737,111     3,573,032     6,577,753     6,244,604
  Net realized
    gains on
    investments
    sold........       82,971       145,910     1,079,288       1,348,408    1,968,582       148,330        86,964       180,555
  Net realized
    losses on
    futures
    contracts...           --            --            --              --     (363,313)           --            --            --
  Net change in
    unrealized
    appreciation/depreciation
    of investments.  (270,758)    1,744,380    (3,796,119)     25,697,939   (1,887,284)    4,965,829      (795,155)    5,672,314
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
  Net increase
    in net
    assets
    resulting
    from
    operations...   1,673,759     3,780,166     9,926,292      40,925,042    4,455,096     8,687,191     5,869,562    12,097,473
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
FROM (NOTE 2):
INSTITUTIONAL:
  Net investment
    income......   (1,883,853)   (1,911,674)  (12,639,182)    (13,398,449)  (4,725,879)   (3,541,310)   (6,489,955)   (6,043,639)
  In excess of
    net
    investment
    income......      (22,303)           --      (101,729)       (282,467)          --            --            --      (157,669)
  Net realized
    gains on
    investments.      (45,972)           --            --              --   (1,679,825)           --            --            --
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
    Total
      Dividends
      and
      Distributions -- Institutional
      Shares....   (1,952,128)   (1,911,674)  (12,740,911)    (13,680,916)  (6,405,704)   (3,541,310)   (6,489,955)   (6,201,308)
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
INVESTMENT:
  Net investment
    income......       (2,384)       (1,582)     (137,261)       (157,954)     (32,116)      (12,658)      (77,375)      (68,092)
  In excess of
    net
    investment
    income......         (206)           --        (7,740)         (3,790)          --            --        (3,313)       (1,615)
  Net realized
    gains on
    investments...        (87)           --            --              --       (9,292)           --            --            --
  In excess of
    realized
    gains on
    investments...         --            --            --              --       (3,147)           --            --            --
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
    Total
      Dividends
      and
      Distributions -- Investment
      Shares....       (2,677)       (1,582)     (145,001)       (161,744)     (44,555)      (12,658)      (80,688)      (69,707)
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
    Total
      Dividends
      and
      Distributions
      to
      shareholders.(1,954,805)   (1,913,256)  (12,885,912)    (13,842,660)  (6,450,259)   (3,553,968)   (6,570,643)   (6,271,015)
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
FUND SHARE
TRANSACTIONS
(NOTE 4):
  Proceeds from
    shares
    issued......    8,696,402    31,771,069    63,415,595      56,819,071   35,182,548   134,534,815    28,108,486   116,438,055
  Reinvestment
    of
    distributions...   18,971         3,260       120,131         104,026       68,391        26,538        74,582        77,608
  Cost of shares
    redeemed....  (22,258,198)  (21,743,424)  (59,073,549)   (181,685,377) (44,756,320)  (17,310,286)  (59,803,402)  (55,441,195)
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
    Total net
      increase
      (decrease)
      from share
      transactions(13,542,825)   10,030,905     4,462,177    (124,762,280)  (9,505,381)  117,251,067   (31,620,334)   61,074,468
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
    Net increase
      (decrease)
      in net
      assets....  (13,823,871)   11,897,815     1,502,557     (97,679,898) (11,500,544)  122,384,290   (32,321,415)   66,900,926
                  -----------   -----------   -----------    ------------  ------------  ------------  ------------  ------------
NET ASSETS AT
  END OF PERIOD
  (INCLUDING
  LINE A).......  $41,577,319   $55,401,190   $289,042,905  $ 287,540,348  110,883,746   $122,384,290  $155,044,170  $187,365,585
                  ============  ============  ============   ============  ============  ============  ============  ============
(A) Accumulated
  undistributed
  net investment
  income........  $     7,011   $    24,691   $    44,748   $     133,320  $     8,405   $    29,289   $    22,437   $        --
                  ===========   ===========   ===========    ============  ============  ============  ============  ============

------------------------------------------------------------------------

(1) The Fund commenced operations on March 20, 1995.


                       See Notes to Financial Statements.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund (individually, a "Portfolio", collectively, the "Portfolios") only.

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under a Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objective of the Limited Term Tax-Free Fund and the Intermediate Tax-Free Fund is to seek current income, exempt from federal income tax, while preserving capital. The Tax-Free Income Fund's investment objective is to seek to provide as high a level of interest income exempt from federal income tax as is consistent with prudent investing, while preserving capital. The investment objective of the Michigan Municipal Bond Fund is to seek current income, exempt from federal income and State of Michigan personal income taxes, while preserving capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FUTURES CONTRACTS: Each Portfolio may invest in futures contracts. The Portfolios generally enter into futures contracts to hedge against declines in the value of their portfolios' securities. This investment involves, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform under the terms of the contract.

  Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received daily by a Portfolio based on the change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out at which time the gain or loss is realized.

  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly. Net investment income for this purpose consists of interest accrued, discount earned (including original issue), and dividends earned less amortization of any market premium on municipal securities and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of December 31, 1996, the following Portfolios had capital loss carryforwards which will expire in the years indicated:

FUND                                AMOUNT      YEAR
---------------------------------  --------     ----
Intermediate Tax-Free Fund.......  $604,167     2003
Michigan Municipal Bond Fund.....   107,254     2003

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATIONAL COSTS: The Kent Tax-Free Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Portfolio's commencement of operations. In the event that any of the initial shares purchased by the Portfolio's sponsor are redeemed during such period, the Portfolio will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.45% of the average daily net assets of each of the Limited Term Tax-Free Fund and the Michigan Municipal Bond Fund, 0.50% of the average daily net assets of the Intermediate Tax-Free Fund and 0.55% of the average daily net assets of the Tax-Free Income Fund.

  Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc., an indirect wholly owned subsidiary of First Data, respectively. Also,

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

effective August 5, 1996, and October 7, 1996, respectively, BISYS Fund Services, Inc. assumed the duties as Fund Accountant and Transfer Agent for the Trust from First Data. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Transfer agent fees for each Portfolio for the year ended December 31, 1996 are as follows:

                               INSTITUTIONAL   INVESTMENT
            FUND                  SHARES         SHARES
-----------------------------  -------------   ----------
Limited Term Tax-Free Fund...     $16,651         $ 23
Intermediate Tax-Free Fund...      32,542          380
Tax-Free Income Fund.........      17,263          126
Michigan Municipal Bond
  Fund.......................      24,004          312

  The current and previous Administrators have voluntarily reduced their fees for the Portfolios. Total administration fees waived for the year ended December 31, 1996 were as follows:

                               INSTITUTIONAL   INVESTMENT
            FUND                  SHARES         SHARES
-----------------------------  -------------   ----------
Limited Term Tax-Free Fund...     $   951         $  2
Intermediate Tax-Free Fund...       6,087           69
Tax-Free Income Fund.........       2,345           17
Michigan Municipal Bond
  Fund.......................       4,172           58

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios. Currently, the Limited Term Tax-Free Fund and Michigan Municipal Bond Fund each make payments at the rate of only 0.15% of the average daily net assets of its Investment Shares pursuant to the Plan. For the year ended December 31, 1996, the Distributor had waived a total of $65 of distribution fees for the Limited Term Tax-Free Fund and $2,169 of distribution fees for the Michigan Municipal Bond Fund.

  Gross distribution fees for each Portfolio for the year ended December 31, 1996 are as follows:

               FUND                  INVESTMENT SHARES
-----------------------------------  -----------------
Limited Term Tax-Free Fund.........       $   162
Intermediate Tax-Free Fund.........         8,726
Tax-Free Income Fund...............         1,900
Michigan Municipal Bond Fund.......         5,410

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as an Assistant Secretary of the Trust.

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Portfolios are summarized below:

                                                                   LIMITED TERM                       INTERMEDIATE
                                                                   TAX-FREE FUND                     TAX-FREE FUND
                                                           -----------------------------     ------------------------------
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               1996             1995             1996             1995
                                                           ------------     ------------     ------------     -------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued........................................    $ 8,644,704      $31,715,093      $62,493,861      $  56,260,448
  Reinvestment of distributions........................         16,368            1,677           42,417             25,763
  Shares redeemed......................................    (22,256,093)     (21,731,961)     (57,683,879)      (180,059,789)
                                                           ------------     ------------     ------------     -------------
    Net increase (decrease) from Institutional Share
    transactions.......................................    $(13,595,021)    $ 9,984,809      $ 4,852,399      $(123,773,578)
                                                           ============     ============     ============     =============
INVESTMENT:
  Shares issued........................................    $    51,698      $    55,976      $   921,734      $     558,623
  Reinvestment of distributions........................          2,603            1,583           77,714             78,263
  Shares redeemed......................................         (2,105)         (11,463)      (1,389,670)        (1,625,588)
                                                           ------------     ------------     ------------     -------------
    Net increase (decrease) from Investment Share
    transactions.......................................    $    52,196      $    46,096      $  (390,222)     $    (988,702)
                                                           ============     ============     ============     =============
    Total net increase (decrease) from share
      transactions.....................................    $13,542,825      $10,030,905      $ 4,462,177      $(124,762,280)
                                                           ============     ============     ============     =============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued........................................        849,971        3,132,279        5,988,213          5,509,613
  Reinvestment of distributions........................          1,612              166            4,102              2,519
  Shares redeemed......................................     (2,187,798)      (2,152,975)      (5,565,749)       (17,626,244)
                                                           ------------     ------------     ------------     -------------
    Net increase (decrease) from Institutional Share
    transactions.......................................     (1,336,215)         979,470          426,566        (12,114,112)
                                                           ============     ============     ============     =============
INVESTMENT:
  Shares issued........................................          5,061            5,537           89,120             54,764
  Reinvestment of distributions........................            256              156            7,510              7,646
  Shares redeemed......................................           (205)          (1,120)        (135,420)          (162,915)
                                                           ------------     ------------     ------------     -------------
    Net increase (decrease) from Investment Share
    transactions.......................................          5,112            4,573          (38,790)          (100,505)
                                                           ============     ============     ============     =============
    Total net increase (decrease) from share
    transactions.......................................     (1,331,103)         984,043          387,776        (12,214,617)
                                                           ============     ============     ============     =============

------------------------------------------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                                      36

                        The Kent
                        Funds       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                     TAX-FREE                     MICHIGAN MUNICIPAL
                                                                    INCOME FUND                        BOND FUND
                                                           -----------------------------     -----------------------------
                                                            YEAR ENDED      PERIOD ENDED      YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               1996           1995(1)            1996             1995
                                                           ------------     ------------     ------------     ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued........................................    $34,651,840      $134,004,667     $27,099,860      $116,065,628
  Reinvestment of distributions........................         28,992           13,880           44,917           46,344
  Shares redeemed......................................    (44,605,879)     (17,275,708)     (59,293,642)     (54,884,598)
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) from Institutional Share
    transactions.......................................    $(9,925,047)     $116,742,839     $(32,148,865)    $61,227,374
                                                           ============     ============     ============     ============
INVESTMENT:
  Shares issued........................................    $   530,708      $   530,148      $ 1,008,626      $   372,427
  Reinvestment of distributions........................         39,399           12,658           29,665           31,264
  Shares redeemed......................................       (150,441)         (34,578)        (509,760)        (556,597)
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) from Investment Share
    transactions.......................................    $   419,666      $   508,228      $   528,531      $  (152,906)
                                                           ============     ============     ============     ============
    Total net increase (decrease) from share
      transactions.....................................    $(9,505,381)     $117,251,067     $(31,620,334)    $61,074,468
                                                           ============     ============     ============     ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued........................................      3,371,900       13,298,723        2,693,878       11,603,278
  Reinvestment of distributions........................          2,825            1,362            4,468            4,643
  Shares redeemed......................................     (4,276,961)      (1,689,026)      (5,886,119)      (5,467,888)
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) from Institutional Share
    transactions.......................................       (902,236)      11,611,059       (3,187,773)       6,140,033
                                                           ============     ============     ============     ============
INVESTMENT:
  Shares issued........................................         51,428           52,334          100,489           37,453
  Reinvestment of distributions........................          3,826            1,235            2,956            3,149
  Shares redeemed......................................        (14,550)          (3,316)         (50,830)         (56,394)
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) from Investment Share
    transactions.......................................         40,704           50,253           52,615          (15,792)
                                                           ============     ============     ============     ============
    Total net increase (decrease) from share
    transactions.......................................       (861,532)      11,661,312       (3,135,158)       6,124,241
                                                           ============     ============     ============     ============

------------------------------------------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                                      37

                       The Kent
                       Funds        NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1996 were as follows:

FUND                       PURCHASES          SALES
------------------------  ------------     -----------
Limited Term Tax-Free
  Fund..................  $ 14,828,823     $24,072,233
Intermediate Tax-Free
  Fund..................   108,093,710      98,603,776
Tax-Free Income Fund....    41,215,389      55,972,648
Michigan Municipal Bond
  Fund..................    37,843,371      39,384,042

6.  CONCENTRATION OF CREDIT RISK

  The Michigan Municipal Bond Fund invests primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal bonds than funds that are not concentrated in these issuers to the same extent.

7.  FEDERAL INCOME TAXES (UNAUDITED)

  During the year ended December 31, 1996, the following Portfolios declared tax-exempt income distributions in the following amounts:

FUND                                       AMOUNT
---------------------------------------  -----------
Limited Term Tax-Free Fund.............  $ 1,883,991
Intermediate Tax-Free Fund.............   12,754,092
Tax-Free Income Fund...................    4,757,995
Michigan Municipal Bond Fund...........    6,557,694

  During the year ended December 31, 1996, the Limited Term Tax-Free Fund declared long-term capital gain distributions in the amount of $36,850.

             The Kent               LIMITED TERM TAX-FREE FUND
             funds                  FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 -------------------------------------
                                                                                     1996           1995       1994(1)
                                                                                 -------------     -------     -------
Net asset value, beginning of period.........................................       $ 10.22        $  9.80     $ 10.00
                                                                                    -------        -------     -------
Income (Loss) from Investment Operations:
  Net investment income......................................................          0.39           0.39        0.13
  Net realized and unrealized gains (losses) on securities...................         (0.04)          0.42       (0.21)
                                                                                    -------        -------     -------
    Total Income (Loss) from Investment Operations...........................          0.35           0.81       (0.08)
                                                                                    -------        -------     -------
Less Dividends and Distributions from:
  Net investment income......................................................         (0.40)         (0.39)      (0.12)
  In excess of net investment income.........................................            **             --          --
  Net realized gains on securities...........................................         (0.01)            --          --
                                                                                    -------        -------     -------
    Total Dividends and Distributions........................................         (0.41)         (0.39)      (0.12)
                                                                                    -------        -------     -------
Net change in net asset value................................................         (0.06)          0.42       (0.20)
                                                                                    -------        -------     -------
Net asset value, end of period...............................................       $ 10.16        $ 10.22     $  9.80
                                                                                    =======        =======     =======
Total return.................................................................          3.54%          8.43%      (0.77%)++

Ratios/Supplemental Data:
Net Assets, end of period (000's)............................................       $41,472        $55,347     $43,497
  Ratio of expenses to average net assets....................................          0.75%          0.69%       0.79%+
  Ratio of net investment income to average net assets.......................          3.84%          3.87%       3.81%+
  Ratio of expenses to average net assets*...................................          0.75%          0.74%       0.96%+
  Ratio of net investment income to average net assets*......................          3.84%          3.82%       3.64%+
  Portfolio turnover rate(2).................................................            32%            51%         10%

------------------------------------------------------------------------

 + Annualized.

++ Not annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Amount is less than $0.005.

(1) The Institutional Class commenced operations on September 1, 1994.

(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

              The Kent              LIMITED TERM TAX-FREE FUND
              Funds                 FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                         ----------------------------
                                                                                          1996       1995      1994(1)
                                                                                         ------     ------     ------
Net asset value, beginning of period.................................................    $10.24     $ 9.81     $9.87
                                                                                         ------     ------     -----

Income from Investment Operations:
  Net investment income..............................................................      0.37       0.37      0.06
  Net realized and unrealized gains (losses) on securities...........................     (0.02)      0.44     (0.06)
                                                                                         ------     ------     -----
    Total from Investment Operations:................................................      0.35       0.81        --
                                                                                         ------     ------     -----
Less Dividends and Distributions from:
  Net investment income..............................................................     (0.35)     (0.38)    (0.06)
  In excess of net investment income.................................................     (0.03)        --        --
  Net realized gains on securities...................................................     (0.01)        --        --
                                                                                         ------     ------     -----
    Total Dividends and Distributions:...............................................     (0.39)     (0.38)    (0.06)
                                                                                         ------     ------     -----
Net change in net asset value........................................................     (0.04)      0.43     (0.06)
                                                                                         ------     ------     -----
Net asset value, end of period.......................................................    $10.20     $10.24     $9.81
                                                                                         ======     ======     =====

Total return(2)......................................................................      3.51%      8.40%     0.03%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)..................................................    $  106     $   54     $   7
    Ratio of expenses to average net assets..........................................      0.87%      0.84%     0.87%+
    Ratio of net investment income to average net assets.............................      3.69%      3.69%     3.86%+
    Ratio of expenses to average net assets*.........................................      0.97%      0.85%     0.98%+
    Ratio of net investment income to average net assets*............................      3.59%      3.69%     3.75%+
    Portfolio Turnover Rate(3).......................................................        32%        51%       10%

------------------------------------------------------------------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) The Investment Class date of initial public investment was November 1, 1994.

(2) Calculation does not include sales charge.

(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

               The Kent             INTERMEDIATE TAX-FREE FUND
               Funds                FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                             1996            1995         1994         1993       1992(1)
                                                         -------------     --------     --------     --------     -------
Net asset value, beginning of period.................      $   10.52       $   9.74     $  10.45     $  10.02     $ 10.00
                                                            --------       --------     --------     --------     -------
Income (Loss) from Investment Operations:
  Net investment income..............................           0.44           0.45         0.40         0.37        0.01
  Net realized and unrealized gains (losses) on
    securities.......................................          (0.08)          0.79        (0.71)        0.47        0.03
                                                            --------       --------     --------     --------     -------
    Total Income (Loss) from Investment Operations...           0.36           1.24        (0.31)        0.84        0.04
                                                            --------       --------     --------     --------     -------
Less Dividends and Distributions from:
  Net investment income..............................          (0.46)         (0.45)       (0.39)       (0.36)      (0.01)
  In excess of net investment income.................             **          (0.01)       (0.01)          --       (0.01)
  Net realized gains on securities...................             --             --           --        (0.05)         --
                                                            --------       --------     --------     --------     -------
    Total Dividends and Distributions................          (0.46)         (0.46)       (0.40)       (0.41)      (0.02)
                                                            --------       --------     --------     --------     -------
Net change in net asset value........................          (0.10)          0.78        (0.71)        0.43        0.02
                                                            --------       --------     --------     --------     -------
Net asset value, end of period.......................      $   10.42       $  10.52     $   9.74     $  10.45     $ 10.02
                                                            ========       ========     ========     ========     =======

Total return.........................................           3.41%         12.90%       (3.00%)       8.51%       0.40%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)..................      $ 285,674       $283,733     $380,715     $135,862     $36,938
  Ratio of expenses to average net assets............           0.73%          0.72%        0.78%        0.84%       0.11%++
  Ratio of net investment income to average net
    assets...........................................           4.34%          4.39%        4.07%        3.62%       1.77%+
  Ratio of expenses to average net assets*...........           0.73%          0.72%        0.78%        0.84%       0.11%++
  Ratio of net investment income to average net
    assets*..........................................           4.34%          4.39%        4.07%        3.62%       1.77%+
  Portfolio Turnover Rate(2).........................             35%             6%          36%          14%          0%

------------------------------------------------------------------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Amount is less than $0.005.

(1) The Institutional Class commenced operations on December 16, 1992.

(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                The Kent            INTERMEDIATE TAX-FREE FUND
                Funds               FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                   YEAR ENDED DECEMBER 31,
                                                                      --------------------------------------------------
                                                                       1996       1995       1994       1993      1992(1)
                                                                      ------     ------     ------     ------     ------
Net asset value, beginning of period..............................    $10.52     $ 9.74     $10.45     $10.04     $10.00
                                                                      -------    -------    -------    -------    ------

Income (Loss) from Investment Operations:
  Net investment income...........................................      0.42       0.42       0.40       0.36         **
  Net realized and unrealized gains (losses) on securities........     (0.09)      0.79      (0.71)      0.46       0.04
                                                                      -------    -------    -------    -------    ------

    Total Income (Loss) from Investment Operations................      0.33       1.21      (0.31)      0.82       0.04
                                                                      -------    -------    -------    -------    ------

Less Dividends and Distributions from:
  Net investment income...........................................     (0.41)     (0.42)     (0.39)     (0.33)        --
  In excess of net investment income..............................     (0.02)     (0.01)     (0.01)     (0.03)        --
  Net realized gains on securities................................        --         --         --      (0.05)        --
                                                                      -------    -------    -------    -------    ------

    Total Dividends and Distributions.............................     (0.43)     (0.43)     (0.40)     (0.41)        --
                                                                      -------    -------    -------    -------    ------

Net change in net asset value.....................................     (0.10)      0.78      (0.71)      0.41       0.04
                                                                      -------    -------    -------    -------    ------

Net asset value, end of period....................................    $10.42     $10.52     $ 9.74     $10.45     $10.04
                                                                      ========   ========   ========   ========   =======

Total return(2)...................................................      3.17%     12.66%     (3.03%)     8.29%      0.40%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)...............................    $3,368     $3,807     $4,505     $3,307     $   92
  Ratio of expenses to average net assets.........................      0.98%      0.97%      0.79%      1.08%      0.10%++
  Ratio of net investment income to average net assets............      4.09%      4.13%      3.99%      3.44%      1.37%+
  Ratio of expenses to average net assets*........................      0.98%      0.97%      0.79%      1.08%      0.10%++
  Ratio of net investment income to average net assets*...........      4.09%      4.13%      3.99%      3.44%      1.37%+
  Portfolio Turnover Rate(3)......................................        35%         6%        36%        14%         0%

------------------------------------------------------------------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Amount is less than $0.005.

(1) The Investment Class date of initial public investment was December 18, 1992.

(2) Calculation does not include sales charge.

(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

               The Kent             TAX-FREE INCOME FUND
               Funds                FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
                                                                                                  ---------------------
                                                                                                    1996       1995(1)
                                                                                                  --------     --------
Net asset value, beginning of period............................................................  $  10.49     $  10.00
                                                                                                  --------     --------

Income from Investment Operations:
  Net investment income.........................................................................      0.46         0.36
  Net realized and unrealized gains (losses) on securities and futures contracts................     (0.06)        0.49
                                                                                                  --------     --------
    Total Income from Investment Operations.....................................................      0.40         0.85
                                                                                                  --------     --------
Less Dividends and Distributions from:
  Net investment income.........................................................................     (0.46)       (0.36)
  Net realized gains on securities and futures contracts........................................     (0.16)          --
                                                                                                  --------     --------
    Total Dividends and Distributions...........................................................     (0.62)       (0.36)
                                                                                                  --------     --------
Net change in net asset value...................................................................     (0.22)        0.49
                                                                                                  --------     --------
Net asset value, end of period..................................................................  $  10.27     $  10.49
                                                                                                  ========     ========

Total return....................................................................................      3.92%        8.64%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).............................................................  $109,948     $121,855
  Ratio of expenses to average net assets.......................................................      0.82%        0.73%+
  Ratio of net investment income to average net assets..........................................      4.38%        4.44%+
  Ratio of expenses to average net assets*......................................................      0.82%        0.91%+
  Ratio of net investment income to average net assets*.........................................      4.38%        4.26%+
  Portfolio turnover rate(2)....................................................................        40%          10%

------------------------------------------------------------------------

   + Annualized
  ++ Not Annualized
   * During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (1) The Institutional Class commenced operations on March 20, 1995.
 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

            The Kent                TAX-FREE INCOME FUND
            Funds                   FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                                         YEAR ENDED
                                                                                                        DECEMBER 31,
                                                                                                     ------------------
                                                                                                      1996      1995(1)
                                                                                                     ------     -------
Net asset value, beginning of period...............................................................  $10.52     $10.00
                                                                                                     ------     ------

Income from Investment Operations:
  Net investment income............................................................................    0.41       0.31
  Net realized and unrealized gains (losses) on securities and futures contracts...................   (0.05)      0.51
                                                                                                     ------     ------
    Total Income from Investment Operations........................................................    0.36       0.82
                                                                                                     ------     ------
Less Dividends and Distributions from:
  Net investment income............................................................................   (0.43)     (0.30)
  Net realized gains on securities and futures contracts...........................................   (0.12)        --
  In excess of realized gains on securities and futures contracts..................................   (0.04)        --
                                                                                                     ------     ------
    Total Dividends and Distributions..............................................................   (0.59)     (0.30)
                                                                                                     ------     ------
Net change in net asset value......................................................................   (0.23)      0.52
                                                                                                     ------     ------
Net asset value, end of period.....................................................................  $10.29     $10.52
                                                                                                     ======     ======

Total return (2)...................................................................................    3.53%      8.34%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)................................................................  $  936     $  529
  Ratio of expenses to average net assets..........................................................    1.07%      0.95%+
  Ratio of net investment income to average net assets.............................................    4.14%      4.25%+
  Ratio of expenses to average net assets*.........................................................    1.07%      1.17%+
  Ratio of net investment income to average net assets*............................................    4.14%      4.03%+
  Portfolio Turnover Rate(3).......................................................................      40%        10%

------------------------------------------------------------------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) The Investment Class date of the initial public investment was March 31, 1995.

(2) Calculation does not include sales charge.

(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

          The Kent                  MICHIGAN MUNICIPAL BOND FUND
          Funds                     FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------
                                                                        1996            1995         1994       1993(1)
                                                                    -------------     --------     --------     --------
Net asset value, beginning of period............................      $   10.12       $   9.72     $  10.06     $  10.00
                                                                       --------       --------     --------     --------

Income from Investment Operations:
  Net investment income.........................................           0.39           0.39         0.37         0.23
  Net realized and unrealized gains (losses) on securities......          (0.04)          0.39        (0.34)        0.07
                                                                       --------       --------     --------     --------
    Total Income from Investment Operations.....................           0.35           0.78         0.03         0.30
                                                                       --------       --------     --------     --------
Less Dividends and Distributions from:
  Net investment income.........................................          (0.39)         (0.37)       (0.36)       (0.22)
  In excess of net investment income............................             --          (0.01)       (0.01)       (0.01)
  Net realized gains on securities..............................             --             --           --        (0.01)
  In excess of net realized gains on securities.................             --             --           --           **
                                                                       --------       --------     --------     --------
    Total Dividends and Distributions...........................          (0.39)         (0.38)       (0.37)       (0.24)
                                                                       --------       --------     --------     --------
Net change in net asset value...................................          (0.04)          0.40        (0.34)        0.06
                                                                       --------       --------     --------     --------
Net asset value, end of period..................................      $   10.08       $  10.12     $   9.72     $  10.06
                                                                       ========       ========     ========     ========

Total return....................................................           3.51%          8.20%        0.36%        3.06%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).............................      $ 152,623       $185,466     $118,485     $ 74,647
  Ratio of expenses to average net assets.......................           0.70%          0.69%        0.49%        0.24%+
  Ratio of net investment income to average net assets..........           3.83%          3.81%        3.74%        3.34%+
  Ratio of expenses to average net assets*......................           0.70%          0.70%        0.74%        0.84%+
  Ratio of net investment income to average net assets*.........           3.83%          3.80%        3.50%        2.74%+
  Portfolio turnover rate(2)....................................             24%            42%          27%          10%

------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** Amount is less than $0.005.
 (1) The Institutional Class commenced operations on May 3, 1993.
 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


                       See Notes to Financial Statements.

            The Kent                MICHIGAN MUNICIPAL BOND FUND
            Funds                   FINANCIAL HIGHLIGHTS

INVESTMENT SHARES


                                                                                      YEAR ENDED DECEMBER 31,
                                                                              ----------------------------------------
                                                                               1996       1995       1994      1993(1)
                                                                              ------     ------     ------     -------
Net asset value, beginning of period......................................    $10.11     $ 9.72     $10.08     $10.02
                                                                              ------     ------      -----     ------

Income from Investment Operations:
  Net investment income...................................................      0.38       0.37       0.35       0.21
  Net realized and unrealized gains (losses) on securities................     (0.05)      0.40      (0.34)      0.07
                                                                              ------     ------      -----     ------
    Total Income from Investment Operations...............................      0.33       0.77       0.01       0.28
                                                                              ------     ------      -----     ------
Less Dividends and Distributions from:
  Net investment income...................................................     (0.35)     (0.37)     (0.34)     (0.21)
  In excess of net investment income......................................     (0.02)     (0.01)     (0.03)        **
  Net realized gains on securities........................................        --         --         --      (0.01)
                                                                              ------     ------      -----     ------
    Total Dividends and Distributions.....................................     (0.37)     (0.38)     (0.37)     (0.22)
                                                                              ------     ------      -----     ------
Net change in net asset value.............................................     (0.04)      0.39      (0.36)      0.06
                                                                              ------     ------      -----     ------
Net asset value, end of period............................................    $10.07     $10.11     $ 9.72     $10.08
                                                                              ======     ======      =====     ======

Total return(2)...........................................................      3.36%      8.01%      0.16%      2.85%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).......................................    $2,422     $1,900     $1,980     $  283
  Ratio of expenses to average net assets.................................      0.85%      0.83%      0.49%      0.25%+
  Ratio of net investment income to average net assets....................      3.68%      3.68%      3.80%      3.43%+
  Ratio of expenses to average net assets*................................      0.95%      0.85%      0.68%      1.08%+
  Ratio of net investment income to average net assets*...................      3.58%      3.67%      3.61%      2.60%+
  Portfolio turnover rate(3)..............................................        24%        42%        27%        10%

------------------------------------------------------------------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

  (1) The Investment Class date of initial public investment was May 11, 1993.

  (2) Calculation does not include sales charge.

  (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


                       See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
  THE KENT FUNDS:

  We have audited the accompanying statements of assets and liabilities of The Kent Funds -- Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund, including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

                                 THE KENT FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial statements:

         (1) Financial Highlights for the fiscal year ended December 31, 1996 for each series of Registrant other than the Kent Government Money Market Fund are included in Part A.

         (2) Audited Financial Statements (including Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements and Independent Auditor's Reports) for the fiscal year ended December 31, 1996 for each series of Registrant other than the Kent Government Money Market Fund are included in Part B.


(b)      Exhibits:


          (1) The form of Restatement of Declaration of Trust of Registrant was filed with Registrant's Post-Effective Amendment No. 4 as Exhibit 24(b)(1) and is incorporated by reference herein.


          (2) The Amended and Restated By-Laws of Registrant was filed with Registrant's Post-Effective Amendment No. 9 as Exhibit 24(b)(2) and is incorporated by reference herein.

          (3)  Not applicable.

          (4) See Articles III, V and VIII of Registrant's Restatement of Declaration of Trust and Article II of Registrant's Amended and Restated By-Laws.

          (5) The Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company (now known as Old Kent Bank) was filed with Registrant's Post-Effective Amendment No. 4 as Exhibit 24(b)(5)(a) and is incorporated by reference herein.

               The First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company was filed with Registrant's Post-Effective Amendment No. 6 as Exhibit 24(b)(5)(a)(i) and is incorporated by reference herein.

                           The form of amended Schedule A to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company relating to The Kent Income Fund and The Kent Tax-Free Income Fund was filed with Registrant's Post-Effective Amendment No. 14 as Exhibit 24(b)(5)(a)(ii) and is incorporated by reference herein.


                           The form of notice to Old Kent Bank pursuant to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(5)(a)(iii) and is incorporated by reference herein.

         (6) The Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(6)(a) and is incorporated by reference herein.

                           The form of notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(6)(b) and is incorporated by reference herein.

         (7) The Kent Funds Deferred Compensation Plan and form of Deferred Compensation Agreement relating to the Deferred Compensation Plan were filed with Registrant's Post-Effective Amendment No. 21 as
                           Exhibit 24(b)(7) and are incorporated by reference herein.


         (8) The Custody Agreement between Registrant and Bankers Trust Company was filed with Registrant's Post-Effective Amendment No. 18 as Exhibit 24(b)(8) and is incorporated by reference herein.


         (9)(a) The Administration Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(a) and is incorporated by reference herein.

                           Form of notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(a)(i) and is incorporated by reference herein.

         (9)(b) The Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. dated August 5, 1996 was filed with Registrant's Post-Effective Amendment
                           No. 21 as Exhibit 24(b)(9)(b) and is incorporated by reference herein.

                           Form of notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 21 as
                           Exhibit 24(b)(9)(b)(1) and is incorporated by reference herein.

         (9)(c)           The Transfer Agency Agreement between Registrant and
                           BISYS Fund Services, Inc. dated October 7, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(c) and is incorporated by reference herein.

                           Form of notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 21 as
                           Exhibit 24(b)(9)(c)(i) and is incorporated by reference herein.

         (10) Opinion and Consent of Counsel as to the legality of the securities being registered, indicating whether they were legally issued, fully paid and nonassessable was filed on February 28, 1997 under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice and is incorporated by reference herein.

         (11)(a) Consent of KPMG Peat Marwick LLP is filed herewith as Exhibit 24(b)(11)(a).

         (11)(b) Consent of Drinker Biddle & Reath LLP is filed herewith as Exhibit 24(b)(11)(b).


         (12)              Not applicable.


         (13) The subscription agreement was filed with Registrant's Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.


         (14)              Not applicable.

         (15) Registrant's Amended and Restated Master Distribution Plan for Investment Shares and related form of agreement were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(15)(a)
                           and Exhibit 24(b)(15)(b), respectively, and are incorporated by reference herein.


         (16) Schedules showing performance computations were filed with Registrant's Post-Effective Amendment No. 17 as Exhibit 24(b)(16) and are incorporated by reference herein.


         (17) Financial Data Schedules for each series of Registrant other than The Kent Government Money Market Fund are filed herewith as Exhibit 24(b)(17).


         (18) Rule 18f-3 Plan was filed with Registrant's Post-Effective Amendment No. 17 as Exhibit 24(b)(18)(a) and is incorporated by reference herein.
ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

         Registrant is controlled by its Board of Trustees.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                            NUMBER OF RECORD
                    TITLE OF SERIES                    HOLDERS AS OF APRIL 4, 1997
                    ---------------                    ---------------------------
                                                      INSTITUTIONAL       INVESTMENT
                                                          CLASS             CLASS
                                                      -------------        ---------
The Kent Money Market Fund Shares of                        6                113
Beneficial Interest, without par value

The Kent Michigan Municipal Money                           4                 25
Market Fund Shares of Beneficial Interest,
without par value

The Kent Limited Term Tax-Free Fund                         3                 6
Shares of Beneficial Interest, without par
value

The Kent Short Term Bond Fund Shares of                     7                249
Beneficial Interest, without par value

The Kent Intermediate Bond Fund Shares                      7                778
of Beneficial Interest, without par value

The Kent Intermediate Tax-Free Fund                         4                 90
Shares of Beneficial Interest, without par
value


                                                            NUMBER OF RECORD
                    TITLE OF SERIES                    HOLDERS AS OF APRIL 4, 1997
                    ---------------                    ---------------------------
                                                      INSTITUTIONAL       INVESTMENT
                                                          CLASS             CLASS
                                                      -------------       -----------

The Kent Michigan Municipal Bond Fund                          4              32
Shares of Beneficial Interest, without par
value

The Kent Income Fund Shares of Beneficial                      5             306
Interest, without par value

The Kent Tax-Free Income Fund Shares of                        4              35
Beneficial Interest, without par value

The Kent Growth and Income Fund Shares                         7           2,223
of Beneficial Interest, without par value

The Kent Small Company Growth Fund                             7           2,538
Shares of Beneficial Interest, without par
value

The Kent International Growth Fund Shares                      7           1,932
of Beneficial Interest, without par value

The Kent Index Equity Fund Shares of                           6           1,595
Beneficial Interest, without par value



ITEM 27. INDEMNIFICATION

         See Article VIII of Section 3 of Registrant's Restatement of the Declaration of Trust which was filed with Post-Effective Amendment No. 4 as
Exhibit 24(b)(1) and is incorporated by reference herein.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


                               Position with
     Name                        Old Kent                       Other Business
     ----                      ------------                     --------------
Richard L. Antonini              Director                   Foremost Corp of America
                                                            Chairman, President & CEO
                                                            P.O. Box 2450
                                                            Grand Rapids, MI 49501

John Bissell                     Director                   Chairman
                                                            Bissell, Inc.
                                                            P.O. Box 1888
                                                            Grand Rapids, MI 49504

John D. Boyles                   Director                   Verspoor, Waaikes, Lalley & Slorsema, P.C.
                                                            1020 Trust Building
                                                            Grand Rapids, MI 49503

William P. Crawford              Director                   President & CEO
                                                            Steelcase Design Partnership
                                                            P.O. Box 1967
                                                            CH 4E
                                                            Grand Rapids, MI 49501-1967

Dick De Vos                      Director                   President
                                                            Amway Corporation
                                                            7575 East Fulton
                                                            Ada, MI 49355

William G. Gonzalez              Director                   President & CEO
                                                            Butterworth Hospital
                                                            100 Michigan N.E.
                                                            Grand Rapids, MI 49503

James P. Hackett                 Director                   President & CEO
                                                            Steelcase, Inc.
                                                            P.O. Box 1967
                                                            Location CH5C
                                                            Grand Rapids, MI 49501-1967

                               Position with
     Name                        Old Kent                       Other Business
     ----                      ------------                     --------------
Brina Hanka                      Director                   President
                                                            Suspa, Inc.
                                                            3970 Roger B. Chaffee Blvd. S.E.
                                                            Grand Rapids, MI 49548

Earl D. Holton                   Director                   President
                                                            Meijer, Inc.
                                                            2929 Walker N.W.
                                                            Grand Rapids, MI 49504

Robert L. Hooker                 Director                   Vice Chairman & CEO
                                                            Mazda Distributors Great Lakes
                                                            P.O. Box 2008
                                                            Grand Rapids, MI 49501

Michael J. Jandernoa             Director                   Chairman & CEO
                                                            Perrigo Company
                                                            117 Water Street
                                                            Allegan, MI 49010

Fred P. Keller                   Director                   Chairman & CEO
                                                            Cascade Engineering, Inc.
                                                            3260 Patterson S.E.
                                                            Grand Rapids, MI 49512

John P. Keller                   Director                   President
                                                            Keller Group, Inc.
                                                            One Northfield Plaza, Suite 510
                                                            Northfield, IL 60093

Hendrik G. Meijer               Director                   Co-Chairman
                                                            Meijer, Inc.
                                                            2929 Walker N.W.
                                                            Grand Rapids, MI 49504

                                   Position with
     Name                            Old Kent                       Other Business
     ----                          ------------                     --------------
William U. Parfet                    Director                      Co-Chairman
                                                                   MPI Research
                                                                   54943 N. Main Street
                                                                   Mattawan, MI 49071

Percy A. Pierce                      Director                      Professor, Electrical Engineering
                                                                   Michigan State University
                                                                   357 Engineering Building
                                                                   East Lansing, MI 48827

Patrick M. Quinn                     Director                      President & CEO
                                                                   Spartan Stores, Inc.
                                                                   850-76th Street S.W.
                                                                   Bryon Center, MI 49315

Marilyn J. Schlack                   Director                      Kalamazoo Valley Community College
                                                                   6767 West O Avenue
                                                                   P.O. Box 4070
                                                                   Kalamazoo, MI 49003-4070

Perer F. Secchia                     Director                      Chairman of the Board
                                                                   Universal Forest Products, Inc.
                                                                   2801 E. Beltline N.E.
                                                                   Grand Rapids, MI 49505

B.P. Sherwood, Ill                   Director                      NONE
                                   Vice Chairman

David J. Wagner                       Director                     NONE
                                      Chairman
                                   President & CEO

Robert L. Sadler                       Director                    NONE
                                   Vice Chairman-OKFC
                                   President & CEO-OKB




                                          Position with
     Name                                   Old Kent                     Other Business
     ----                                 ------------                   --------------
Kevin Kabat                        Sr. Executive Vice President          NONE

Robert H. Warrington               Sr. Executive Vice President          NONE

David Dams                         Executive Vice President              NONE

E. Philip Farley                   Executive Vice President              NONE

Ralph W. Garlick                   Executive Vice President              NONE

David Kerstein                     Executive Vice President              NONE

Lynn Aleksov                        Senior Vice President                NONE

Phill Allen                         Senior Vice President                NONE

David Cohen                         Senior Vice President                NONE

Paul Colombe                        Senior Vice President                NONE

Gregory Daniels                     Senior Vice President                NONE

John Erickson                       Senior Vice President                NONE

Larry Hull                          Senior Vice President                NONE

Joseph Keating                      Senior Vice President                NONE

Larry Koops                         Senior Vice President                NONE

Kenneth Krei                        Senior Vice President                NONE

Richard Lievense                    Senior Vice President                NONE

Timothy Maczka                      Senior Vice President                NONE



                                       Position with
     Name                                Old Kent                        Other Business
     ----                              ------------                      --------------
Larry Magnesen                     Senior Vice President                  NONE

Janet Nisbett                      Senior Vice President                  NONE

R. Jay Palmer                      Senior Vice President                  NONE

Dennis Piskor                      Senior Vice President                  NONE

Dennis Roudi                       Senior Vice President                  NONE

Charles Smeester                   Senior Vice President                  NONE

Daniel Terpsma                     Senior Vice President                  NONE

Daryl Waszak                       Senior Vice President                  NONE

Michael Whalen                     Senior Vice President                  NONE

Robert Young                       Senior Vice President                  NONE



ITEM 29. PRINCIPAL UNDERWRITERS

         (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of:

                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                        Empire Builder Tax Free Bond Fund
                            First Choice Funds Trust
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                         The Infinity Mutual Funds, Inc.
                                  Intrust Funds
                                 The Kent Funds
                                Marketwatch Funds
                        Meyers Sheppard Investment Trust
                                  Minerva Funds
                             MMA Praxis Mutual Funds
                                 M.S.D&T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Funds
                                  Pegasus Funds
                                 Qualivest Funds
                            The Republic Funds Trust
                        The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                      SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                             The Time Horizon Funds
                             The Victory Portfolios


         (b) Partners of BISYS Fund Services Limited Partnership, as of February 11, 1997, were as follows:


NAME AND PRINCIPAL BUSINESS         POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
ADDRESSES                           BISYS FUND SERVICES            REGISTRANT
---------------------------         ---------------------------    ---------------------------
BISYS Fund Services, Inc.           Sole General Partner           None


3435 Stelzer Road
Columbus, Ohio 43219


WC Subsidiary Corporation           Sole Limited Partner            None
3435 Stelzer Road
Columbus, Ohio 43219

         (c)      Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


         Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219, except for Registrant's minute books, which are maintained by Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107.


ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS


         Registrant undertakes to file a Post-Effective Amendment relating to The Kent Government Money Market Fund using financial statements, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 21 to Registrant's 1933 Act Registration Statement.

         Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest Annual Report to shareholders, upon request and without charge.


         Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees of Registrant when requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with any such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 1st day of May, 1997.


                                                     THE KENT FUNDS

                                                     By:*/ Walter B. Grimm
                                                        -----------------------
                                                        Walter B. Grimm
                                                        President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURES                                  TITLE                               DATE
----------                                  -----                               ----
*/ Walter B. Grimm                          President and Trustee               May 1, 1997
-----------------------------------
Walter B. Grimm

*/ Thomas E. Line                          Treasurer (Principal Accounting      May 1, 1997
-----------------------------------        and Financial Officer)
Thomas E. Line


*/ Anne T. Coughlan                        Trustee                              May 1, 1997
-----------------------------------
Anne T. Coughlan

*/ Joseph F. Damore                        Trustee                              May 1, 1997
-----------------------------------
Joseph F. Damore

*/ James F. Rainey                         Trustee                              May 1, 1997
-----------------------------------
James F. Rainey

*/ Ronald F. Vansteeland                   Trustee                              May 1, 1997
-----------------------------------
Ronald F. VanSteeland

         *By:     /s/ George O. Martinez
                  --------------------------
                  George O. Martinez
                  Attorney-in-Fact

* George O. Martinez, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Registrant pursuant to powers of attorney duly executed by such persons.

                            CERTIFICATE OF SECRETARY

                  The following resolution was duly adopted by the Board of Trustees of The Kent Funds on February 12, 1997, and remains in full force and effect as of the date hereof:

                  RESOLVED, that the Trustees and officers of the Trust, who may be required to execute any amendments to the Trust's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and George O. Martinez, and either of them, their true and lawful attorneys to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as full and to intents and purposes, as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

         IN WITNESS WHEREOF, I have hereunto signed my name.

DATED:  May 1, 1997                         By: /s/ Robert L. Tuch
                                              --------------------------------
                                              Robert L. Tuch
                                              Secretary

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------


         I, Anne T. Coughlan, hereby appoint W. Bruce McConnel, III and George
O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/  Anne T. Coughlan
                                            ------------------------------
                                            Anne T. Coughlan

Date:  February 12, 1997

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------

         I, Joseph F. Damore, hereby appoint W. Bruce McConnel, III and George
O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Joseph F. Damore
                                            --------------------------------
                                            Joseph F. Damore

Date:  February 12, 1997

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------

         I, Walter B. Grimm, hereby appoint W. Bruce McConnel, III and George O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Walter B. Grimm
                                           ------------------------------
                                            Walter B. Grimm

Date:  February 12, 1997

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------


         I, James F. Rainey, hereby appoint W. Bruce McConnel, III and George O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ James F. Rainey
                                            --------------------------------
                                            James F. Rainey

Date:  February 12, 1997

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------


         I, Ronald F. VanSteeland, hereby appoint W. Bruce McConnel, III and George O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Ronald F. VanSteeland
                                            ----------------------------
                                            Ronald F. VanSteeland

Date:  February 12, 1997

                                 THE KENT FUNDS

                                POWER OF ATTORNEY
                                -----------------


         I, Thomas Line, hereby appoint W. Bruce McConnel, III and George O. Martinez, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Thomas Line
                                            --------------------------
                                            Thomas Line

Date:  February 12, 1997

                                    EXHIBITS

                                                                           PAGE

Exhibit 24(b)(11)(a)                     Consent of  KPMG Peat Marwick LLP

Exhibit 24(b)(11)(b)                     Consent of Drinker Biddle & Reath

Exhibit 24(b)(17)                        Financial Data Schedules